UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: May 22, 2012

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 95.2%
Australia — 1.4%
Westpac Banking Corp., 2.100%, 8/02/13	USD	$2,650,000	$2,683,308
Westpac Banking Corp., 2.250%, 11/19/12	USD	2,200,000	2,223,848
			4,907,156
Canada — 6.3%
Bank of Nova Scotia, 2.250%, 1/22/13	USD	3,700,000	3,751,778
Bank of Nova Scotia, 2.375%, 12/17/13	USD	6,000,000	6,174,648
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	4,461,000	4,765,249
Province of Ontario Canada, 4.375%, 2/15/13	USD	1,000,000	1,034,173
Royal Bank of Canada, 1.125%, 1/15/14	USD	4,000,000	4,030,516
Royal Bank of Canada MTN, 2.100%, 7/29/13	USD	3,000,000	3,061,317
			22,817,681
France — 1.0%
BNP Paribas / BNP Paribas US MTN, 2.125%, 12/21/12	USD	3,400,000	3,417,524

Germany — 1.6%
Kreditanstalt fuer Wiederaufbau, 1.375%, 1/13/14	USD	3,500,000	3,553,231
Landwirtschaftliche Rentenbank, 3.250%, 3/15/13	USD	2,000,000	2,051,602
			5,604,833
Norway — 0.8%
Eksportfinans ASA, 1.875%, 4/02/13	USD	3,000,000	2,925,681

Supranational — 1.4%
European Investment Bank, 3.375%, 6/12/13	USD	5,000,000	5,162,390

United States — 82.7%
3M Co. MTN, 4.375%, 8/15/13		1,000,000	1,053,544
Bank of New York Mellon Corp. (The), 5.125%, 8/27/13		2,194,000	2,327,055
Bank of New York Mellon Corp. (The) MTN, 4.500%, 4/01/13		7,000,000	7,272,678
Berkshire Hathaway Finance Corp., 0.912%, 1/10/14(a)		698,000	699,827
Berkshire Hathaway Finance Corp., 1.500%, 1/10/14		215,000	218,460
Berkshire Hathaway Finance Corp., 5.000%, 8/15/13		3,000,000	3,178,458
Berkshire Hathaway, Inc., 0.940%, 2/11/13(a)		5,414,000	5,442,353
Berkshire Hathaway, Inc., 2.125%, 2/11/13		400,000	405,865
Federal Farm Credit Bank, 0.850%, 4/15/13		10,800,000	10,869,293
Federal Home Loan Banks, 0.375%, 11/27/13		5,900,000	5,903,628
Federal Home Loan Banks, 0.500%, 8/28/13		8,500,000	8,524,115
Federal Home Loan Banks, 1.625%, 6/14/13		500,000	508,193
Federal Home Loan Banks, 2.375%, 3/14/14		29,800,000	30,954,661
Federal Home Loan Banks, 3.125%, 12/13/13		800,000	837,618
Federal Home Loan Banks, 3.625%, 5/29/13		9,300,000	9,663,053
Federal Home Loan Banks, 5.125%, 8/14/13		1,600,000	1,706,349
Federal Home Loan Mortgage Corp., 0.375%, 10/30/13		23,100,000	23,161,123
Federal Home Loan Mortgage Corp., 0.375%, 11/27/13		6,700,000	6,704,114
Federal Home Loan Mortgage Corp., 0.375%, 2/27/14		5,000,000	5,000,190
Federal Home Loan Mortgage Corp., 0.500%, 10/15/13		6,000,000	6,002,640
Federal Home Loan Mortgage Corp., 0.625%, 12/23/13		13,000,000	13,055,237
Federal Home Loan Mortgage Corp., 3.500%, 5/29/13		2,500,000	2,594,575
Federal Home Loan Mortgage Corp., 3.750%, 6/28/13		2,500,000	2,610,260
Federal Home Loan Mortgage Corp., 4.125%, 9/27/13		2,700,000	2,853,271
Federal Home Loan Mortgage Corp., 4.500%, 7/15/13		1,000,000	1,054,755
Federal Home Loan Mortgage Corp., 4.500%, 1/15/14		1,500,000	1,615,036
Federal National Mortgage Association, 0.750%, 12/18/13		32,550,000	32,788,559
Federal National Mortgage Association, 1.125%, 9/30/13		14,700,000	14,877,282
Federal National Mortgage Association, 1.750%, 5/07/13		4,900,000	4,978,542
Federal National Mortgage Association, 2.750%, 3/13/14		4,000,000	4,192,736
Federal National Mortgage Association, 2.875%, 12/11/13		11,400,000	11,891,568
Federal National Mortgage Association, 3.250%, 4/09/13		11,400,000	11,759,818
Federal National Mortgage Association, 3.875%, 7/12/13		1,500,000	1,569,877
General Electric Capital Corp., 1.433%, 1/07/14(a)		425,000	427,956
General Electric Capital Corp., 2.100%, 1/07/14		8,200,000	8,373,692
General Electric Capital Corp. MTN, Series A, 5.400%, 9/20/13		1,400,000	1,490,117
International Business Machines Corp. (IBM), 2.100%, 5/06/13		1,000,000	1,018,088
JPMorgan Chase & Co. MTN, 1.361%, 1/24/14(a)		1,200,000	1,205,970
JPMorgan Chase & Co. MTN, 1.650%, 9/30/13		8,750,000	8,839,950
PepsiCo, Inc., 0.593%, 5/10/13(a)		6,305,000	6,324,924
Private Export Funding Corp., Series Y, 3.550%, 4/15/13		3,055,000	3,157,517
Toyota Motor Credit Corp. MTN, 1.900%, 12/05/12		5,400,000	5,450,630
US Bancorp, 2.000%, 6/14/13		5,232,000	5,321,357
Wachovia Corp. MTN, 0.737%, 8/01/13(a)		6,000,000	6,006,774
Wal-Mart Stores, Inc., 3.000%, 2/03/14		500,000	522,831
Wal-Mart Stores, Inc., 4.250%, 4/15/13		2,353,000	2,443,988

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Wal-Mart Stores, Inc., 4.550%, 5/01/13	$7,000,000	$7,311,052
Wells Fargo & Co., 4.375%, 1/31/13	3,100,000	3,196,078
		297,365,657
TOTAL BONDS AND NOTES
(Identified Cost $341,582,093)		342,200,922

SHORT-TERM INVESTMENTS — 4.4%
Australia — 0.5%
National Australia Bank YCD, 1.747%, 1/30/14(a)	1,630,000	1,630,081

Finland — 2.5%
Nordea Bank YCD, 0.909%, 4/05/13(a)	9,000,000	9,003,510

France — 0.4%
Caisse des Depots et Consignations, 0.508%, 6/01/12	1,500,000	1,499,100
		12,132,691

	SHARES	VALUE†
United States — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,518,503	3,518,503
		3,518,504
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,642,877)		15,651,195

Total Investments — 99.6%
(Identified Cost $357,224,970)#		357,852,117
Cash and Other Assets, Less Liabilities — 0.4%		1,525,225

Net Assets — 100.0%		$359,377,342
____________________

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2012.
#	At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $357,224,970. Net unrealized appreciation aggregated $627,147 of which $749,658 related to appreciated investment securities and $122,511 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

March 31, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	61.3%
Financial	24.7%
Short-Term	4.4%
Government Sponsored	3.0%
Consumer Discretionary	2.9%
Industrial	2.3%
Supranational	1.4%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.5%
Australia — 5.8%
Australia & New Zealand
Banking Group, 4.375%, 5/24/12	EUR	3,500,000	$4,691,970
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	1,500,000	2,602,619
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	11,788,052
Westpac Banking Corp., 2.900%, 9/10/14	USD	5,000,000	5,239,590
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,071,950
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	6,169,212
			32,563,393
Austria — 2.9%
Austria Government Bond, 4.000%, 9/15/16(a)	EUR	3,500,000	5,164,376
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15(b)	USD	3,000,000	3,030,885
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16(b)	USD	8,000,000	8,103,664
			16,298,925
Canada — 14.3%
Bank of Nova Scotia, 3.400%, 1/22/15	USD	5,000,000	5,297,525
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	2,076,876
Canada Housing Trust No 1, 2.750%, 12/15/14(a)	CAD	14,000,000	14,508,096
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	14,283,128
Province of Ontario Canada, 4.100%, 6/16/14(b)	USD	9,800,000	10,554,482
Province of Ontario Canada, 5.125%, 11/21/12	GBP	1,200,000	1,971,332
Royal Bank of Canada, 2.875%, 4/19/16(b)	USD	4,500,000	4,713,394
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,441,406
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	4,200,311
Toronto-Dominion Bank (The), 2.375%, 10/19/16	USD	15,500,000	15,916,330
			79,962,880
Finland — 2.6%
Finland Government Bond, 1.750%, 4/15/16	EUR	4,700,000	6,464,909
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,150,080
Republic of Finland, 2.250%, 3/17/16	USD	4,000,000	4,201,960
			14,816,949
France — 10.1%
Agence Francaise de Developpement, 4.875%, 10/30/13	GBP	1,400,000	2,346,790
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	10,258,958
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15(b)	GBP	2,300,000	3,705,807
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	9,920,483
France Government Bond OAT, 5.000%, 10/25/16	EUR	2,500,000	3,839,181
Reseau Ferre de France, 2.375%, 12/23/15(b)	GBP	8,700,000	14,065,043
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,820,603
Total Capital SA, 5.500%, 1/29/13	GBP	2,200,000	3,633,791
			56,590,656
Germany — 10.2%
Bundesobligation, 0.750%, 2/24/17	EUR	6,000,000	7,983,001
IKB Deutsche Industriebank AG, 2.125%, 9/10/12	EUR	2,000,000	2,684,679
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/08/14(b)	GBP	1,000,000	1,683,820
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,553,792
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	USD	500,000	543,041
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,455,120
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	1,600,000	2,939,606
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.000%, 10/15/13	USD	2,400,000	2,404,846
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16(b)	USD	13,200,000	13,457,057
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16(b)	USD	2,800,000	2,934,450
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,066,935
NRW.Bank, 1.625%, 12/15/13(b)	GBP	4,000,000	6,434,280
NRW.Bank, 2.625%, 12/07/12	GBP	3,000,000	4,841,017
			56,981,644
Japan — 0.2%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,097,137
Netherlands — 8.8%
Bank Nederlandse Gemeenten NV, 2.625%, 12/10/13	GBP	2,200,000	3,589,998
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15	USD	9,000,000	9,366,075
Bank Nederlandse Gemeenten NV, 4.750%, 4/22/13(b)	GBP	1,400,000	2,322,321
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,433,591
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	11,166,833
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,044,086
NIBC Bank NV, 3.500%, 4/07/14	EUR	3,000,000	4,202,858

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Rabobank Nederland NV, 4.000%, 9/10/15	GBP	9,000,000	$15,229,570
			49,355,332
New Zealand — 1.1%
ASB Finance Ltd., 3.250%, 12/09/13	GBP	3,700,000	5,999,593
Norway — 2.9%
Eksportfinans ASA, 5.500%, 5/25/16	USD	900,000	881,807
Kommunalbanken AS, 2.250%, 12/30/13	GBP	1,700,000	2,773,866
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,816,545
Kommunalbanken AS, 2.875%, 10/27/14	USD	4,780,000	5,011,754
			16,483,972
Supranational — 18.4%
African Development Bank, 3.000%, 5/27/14	USD	12,000,000	12,646,440
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,770,578
Council of Europe Development Bank, 1.500%, 1/15/15(b)	USD	9,985,000	10,115,214
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,615,815
Eurofima, 4.250%, 2/04/14(b)	USD	7,600,000	8,042,920
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,784,738
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,333,869
European Bank for Reconstruction and Development, 5.875%, 8/04/14	GBP	1,000,000	1,775,059
European Financial Stability Facility, 2.750%, 12/05/16	EUR	4,000,000	5,584,745
European Investment Bank, 2.750%, 3/23/15	USD	2,000,000	2,106,186
European Investment Bank, 2.875%, 1/15/15(b)	USD	1,300,000	1,370,522
European Investment Bank, 3.000%, 12/07/15	GBP	500,000	835,091
European Investment Bank, 4.500%, 1/14/13	GBP	3,400,000	5,594,943
European Investment Bank, 6.250%, 4/15/14	GBP	2,600,000	4,560,624
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	9,165,841
International Bank for Reconstruction & Development, 5.375%, 1/15/14(b)	GBP	700,000	1,212,246
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	14,745,875
Nordic Investment Bank, 2.500%, 7/15/15	USD	1,000,000	1,055,434
Nordic Investment Bank, 2.625%, 10/06/14(b)	USD	2,000,000	2,102,178
Nordic Investment Bank, 3.000%, 4/08/14	EUR	5,000,000	6,978,430
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,882,232
			103,278,980
Sweden — 3.7%
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	6,874,506
Svensk Exportkredit AB, 2.125%, 7/13/16	USD	3,000,000	3,048,153
Svensk Exportkredit AB, 3.250%, 9/16/14	USD	10,400,000	10,923,859
			20,846,518
United Kingdom — 2.6%
United Kingdom Gilt, 2.250%, 3/07/14	GBP	7,800,000	12,918,074
United Kingdom Gilt, 2.750%, 1/22/15	GBP	1,000,000	1,698,390
			14,616,464
United States — 14.9%
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16	USD	2,285,000	2,344,977
Bank of New York Mellon Corp. (The), 2.500%, 1/15/16(b)	USD	1,500,000	1,539,463
Bank of New York Mellon Corp. (The), 4.300%, 5/15/14	USD	3,000,000	3,214,191
Bank of New York Mellon Corp. (The), 5.125%, 8/27/13	USD	4,075,000	4,322,128
Berkshire Hathaway, Inc., 2.200%, 8/15/16(b)	USD	15,000,000	15,553,335
Federal Home Loan Banks, 5.500%, 8/13/14	USD	2,300,000	2,574,314
Federal National Mortgage Association, 1.250%, 1/30/17	USD	1,500,000	1,504,125
General Electric Capital Corp., 1.875%, 9/16/13(b)	USD	4,000,000	4,064,596
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,820,977
Google, Inc., 2.125%, 5/19/16(b)	USD	14,454,000	15,039,691
Microsoft Corp., 2.950%, 6/01/14	USD	6,500,000	6,855,394
Nestle Holdings, Inc., 2.125%, 3/12/14	USD	6,000,000	6,191,958
Wal-Mart Stores, Inc., 2.250%, 7/08/15(b)	USD	1,000,000	1,043,579
Wal-Mart Stores, Inc., 2.800%, 4/15/16(b)	USD	6,000,000	6,387,102
Wal-Mart Stores, Inc., 3.200%, 5/15/14(b)	USD	2,000,000	2,113,270
			83,569,100
TOTAL BONDS AND NOTES
(Identified Cost $537,439,798)			552,461,543

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.0%
United States — 1.0%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	5,749,218	5,749,218
		5,749,219
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,749,219)		5,749,219

COLLATERAL FOR SECURITIES ON LOAN — 13.4%
Short-Term — 13.4%
State Street Navigator Securities Lending Prime Portfolio	74,970,790	74,970,790
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $74,970,790)		74,970,790

Total Investments — 112.9%
(Identified Cost $618,159,807)#		633,181,552
Liabilities, Less Cash and Other Assets — (12.9%)		(72,265,562)

Net Assets — 100.0%		$560,915,990
____________________

†	See Note 1.
(a)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(b)	A portion or all of the security was held on loan. As of March 31, 2012, the market value of the securities on loan was $73,732,882.
#

At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $618,159,807. Net unrealized appreciation aggregated $15,021,745 of which $18,508,131 related to appreciated investment securities and $3,486,386 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
USD — U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

March 31, 2012
Country Weightings (% of portfolio market value)

Country	Percentage
Supranational	18.5%
United States	16.0%
Canada	14.3%
Germany	10.2%
France	10.1%
Netherlands	8.9%
Australia	5.8%
Sweden	3.7%
Norway	3.0%
Other	9.5%

SA Global Fixed Income Fund

Ten Largest Industry Holdings as of March 31, 2012
(As a percentage of net assets):

Industry	Percentage
Supranational Organizations	17.4%
Banks	16.9%
Financial	13.6%
Foreign Government/Agency-France	8.8%
Foreign Government/Agency-Germany	8.7%
Foreign Government/Agency-Canada	7.4%
Industrial	6.7%
Foreign Government/Agency-Netherlands	6.1%
Foreign Government/Agency-Austria	4.1%
Foreign Government/Agency-Norway	2.9%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.3%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	975	$48,867
BE Aerospace, Inc.*	2,400	111,528
Boeing Co.	19,478	1,448,579
Cubic Corp.	500	23,640
Curtiss-Wright Corp.	1,576	58,328
Esterline Technologies Corp.*	900	64,314
Exelis, Inc.	5,089	63,714
General Dynamics Corp.	8,701	638,479
Goodrich Corp.	3,700	464,128
HEICO Corp.	375	19,346
HEICO Corp., Class A	625	25,094
Hexcel Corp.(a) *	3,100	74,431
Honeywell International, Inc.	21,056	1,285,469
Huntington Ingalls Industries, Inc.*	1,357	54,606
L-3 Communications Holdings, Inc.	3,100	219,387
Lockheed Martin Corp.	7,760	697,314
Moog, Inc., Class A*	1,100	47,179
Northrop Grumman Corp.	6,753	412,473
Orbital Sciences Corp.*	300	3,945
Precision Castparts Corp.	4,141	715,979
Raytheon Co.	9,821	518,352
Rockwell Collins, Inc.	4,100	235,996
Spirit Aerosystems Holdings, Inc.*	2,700	66,042
Teledyne Technologies, Inc.*	900	56,745
Textron, Inc.	7,600	211,508
TransDigm Group, Inc.*	1,300	150,488
Triumph Group, Inc.(a)	1,120	70,179
United Technologies Corp.	24,004	1,990,892
		9,777,002
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.(a)*	166	8,169
CH Robinson Worldwide, Inc.	4,700	307,803
Expeditors International of Washington, Inc.	6,039	280,874
FedEx Corp.	8,626	793,247
HUB Group, Inc., Class A*	900	32,427
United Parcel Service, Inc., Class B	20,151	1,626,588
UTi Worldwide, Inc.	2,400	41,352
		3,090,460
Airlines — 0.1%
Alaska Air Group, Inc.*	1,830	65,551
Allegiant Travel Co.(a) *	300	16,350
Delta Air Lines, Inc.*	24,500	242,795
JetBlue Airways Corp.(a) *	7,550	36,919
Southwest Airlines Co.	5,800	47,792
United Continental Holdings, Inc.*	8,654	186,061
US Airways Group, Inc.*	4,400	33,396
		628,864
Auto Components — 0.4%
Autoliv, Inc.(a)	2,300	154,215
BorgWarner, Inc.(a) *	3,154	266,008
Cooper Tire & Rubber Co.(a)	100	1,522
Dana Holding Corp.	4,000	62,000
Federal Mogul Corp.*	700	12,047
Gentex Corp.(a)	3,900	95,550
Goodyear Tire & Rubber Co. (The)*	6,400	71,808
Johnson Controls, Inc.	19,447	631,639
Lear Corp.	3,000	139,470
Tenneco, Inc.*	1,600	59,440
TRW Automotive Holdings Corp.*	3,074	142,787
Visteon Corp.*	1,000	53,000
		1,689,486
Automobiles — 0.5%
Ford Motor Co.	99,140	1,238,259
General Motors Co.*	22,000	564,300
Harley-Davidson, Inc.	6,900	338,652
Tesla Motors, Inc.(a) *	1,485	55,301
Thor Industries, Inc.(a)	1,600	50,496
		2,247,008
Beverages — 2.0%
Beam, Inc.	4,200	245,994
Boston Beer Co., Inc., Class A*	300	32,037
Brown-Forman Corp., Class B	2,400	200,136
Coca-Cola Co.	57,070	4,223,751
Coca-Cola Enterprises, Inc.	9,100	260,260
Constellation Brands, Inc., Class A*	5,600	132,104
Dr Pepper Snapple Group, Inc.	6,100	245,281
Molson Coors Brewing Co., Class B	4,296	194,394
Monster Beverage Corp.*	4,400	273,196
PepsiCo, Inc.	43,384	2,878,528
		8,685,681
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	5,600	520,016
Alkermes PLC*	3,279	60,825
Amgen, Inc.	22,422	1,524,472
Amylin Pharmaceuticals, Inc.(a) *	3,700	92,352
Ariad Pharmaceuticals, Inc.(a) *	4,406	70,276
Biogen Idec, Inc.*	6,703	844,377
BioMarin Pharmaceutical, Inc.*	3,200	109,600
Celgene Corp.*	12,325	955,434
Cepheid, Inc.(a) *	1,503	62,870
Cubist Pharmaceuticals, Inc.(a) *	1,600	69,200
Gilead Sciences, Inc.*	21,163	1,033,813
Incyte Corp. Ltd.(a) *	2,761	53,287
Medivation, Inc.*	1,048	78,307
Myriad Genetics, Inc.*	2,380	56,311
Onyx Pharmaceuticals, Inc.*	1,900	71,592
Regeneron Pharmaceuticals, Inc.(a) *	2,300	268,226
Seattle Genetics, Inc.(a) *	2,487	50,685
Theravance, Inc.(a) *	237	4,622
United Therapeutics Corp.*	1,600	75,408
Vertex Pharmaceuticals, Inc.*	5,750	235,807
		6,237,480
Building Products — 0.1%
A.O. Smith Corp.	1,050	47,197
Armstrong World Industries, Inc.(a)	770	37,553
Fortune Brands Home & Security, Inc.*	4,200	92,694
Lennox International, Inc.(a)	1,492	60,128
Masco Corp.	9,000	120,330
Owens Corning*	2,988	107,658
Simpson Manufacturing Co., Inc.(a)	1,400	45,150
USG Corp.(a) *	1,500	25,800
		536,510
Capital Markets — 1.9%
Affiliated Managers Group, Inc.*	1,500	167,715
American Capital Ltd.*	8,700	75,429
Ameriprise Financial, Inc.	6,547	374,030
Bank of New York Mellon Corp. (The)	34,183	824,836
BGC Partners, Inc., Class A(a)	2,300	16,997
BlackRock, Inc.	2,800	573,720
Charles Schwab Corp.	28,835	414,359
Cohen & Steers, Inc.(a)	764	24,371
E*Trade Financial Corp.*	5,800	63,510
Eaton Vance Corp.(a)	3,600	102,888
Evercore Partners, Inc., Class A	700	20,349
Federated Investors, Inc., Class B(a)	2,300	51,543

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Franklin Resources, Inc.	4,400	$545,732
Goldman Sachs Group, Inc. (The)	12,964	1,612,333
Greenhill & Co., Inc.(a)	600	26,184
Invesco Ltd.	12,100	322,707
Janus Capital Group, Inc.(a)	4,300	38,313
Jefferies Group, Inc.(a)	3,600	67,824
Knight Capital Group, Inc., Class A(a) *	3,100	39,897
Legg Mason, Inc.	4,200	117,306
LPL Investment Holdings, Inc.(a) *	700	26,558
Morgan Stanley	40,167	788,880
Northern Trust Corp.	6,380	302,731
Raymond James Financial, Inc.	3,300	120,549
SEI Investments Co.	3,800	78,622
State Street Corp.	14,140	643,370
Stifel Financial Corp.(a) *	1,200	45,408
T Rowe Price Group, Inc.	7,061	461,083
TD Ameritrade Holding Corp.	6,478	127,876
Waddell & Reed Financial, Inc., Class A	2,117	68,612
		8,143,732
Chemicals — 2.4%
A. Schulman, Inc.	200	5,404
Air Products & Chemicals, Inc.	5,972	548,230
Airgas, Inc.	2,200	195,734
Albemarle Corp.	2,581	164,977
Ashland, Inc.	2,082	127,127
Balchem Corp.(a)	700	21,175
Cabot Corp.	1,800	76,824
Celanese Corp., Series A	4,400	203,192
CF Industries Holdings, Inc.	1,924	351,419
Chemtura Corp.*	650	11,037
Cytec Industries, Inc.	1,600	97,264
Dow Chemical Co. (The)	33,613	1,164,354
Eastman Chemical Co.	3,800	196,422
Ecolab, Inc.	8,199	506,042
EI Du Pont de Nemours & Co.	25,834	1,366,619
FMC Corp.	2,100	222,306
Georgia Gulf Corp.(a) *	100	3,488
H.B. Fuller Co.	1,500	49,245
Huntsman Corp.	5,900	82,659
Innophos Holdings, Inc.	600	30,072
International Flavors & Fragrances, Inc.	2,400	140,640
Intrepid Potash, Inc.(a) *	1,600	38,928
Kronos Worldwide, Inc.(a)	621	15,488
LyondellBasell Industries NV, Class A	7,320	319,518
Minerals Technologies, Inc.(a)	600	39,246
Monsanto Co.	15,079	1,202,701
Mosaic Co. (The)	7,100	392,559
NewMarket Corp.(a)	400	74,960
Olin Corp.(a)	2,100	45,675
PolyOne Corp.	1,400	20,160
PPG Industries, Inc.	4,200	402,360
Praxair, Inc.	8,409	964,008
Rockwood Holdings, Inc.*	2,100	109,515
RPM International, Inc.	3,500	91,665
Scotts Miracle-Gro Co. (The), Class A	1,300	70,408
Sensient Technologies Corp.(a)	1,400	53,200
Sherwin Williams Co. (The)	2,500	271,675
Sigma-Aldrich Corp.(a)	3,500	255,710
Solutia, Inc.	2,800	78,232
Valspar Corp.	2,600	125,554
W.R. Grace & Co.*	2,044	118,143
Westlake Chemical Corp.(a)	1,436	93,038
		10,346,973
Commercial Banks — 2.9%
Associated Banc-Corp.	4,819	67,273
Bancorpsouth, Inc.	1,900	25,593
Bank of Hawaii Corp.	1,200	58,020
Bank of the Ozarks, Inc.	229	7,159
BB&T Corp.	20,011	628,145
BOK Financial Corp.(a)	696	39,171
CapitalSource, Inc.	8,300	54,780
Cathay General Bancorp(a)	1,300	23,010
Chemical Financial Corp.(a)	158	3,704
CIT Group, Inc.*	4,915	202,695
City National Corp.(a)	1,300	68,211
Comerica, Inc.	5,200	168,272
Commerce Bancshares, Inc.	2,399	97,207
Community Bank System, Inc.(a)	700	20,146
Cullen/Frost Bankers, Inc.(a)	1,600	93,104
CVB Financial Corp.(a)	1,600	18,784
East West Bancorp, Inc.	3,900	90,051
Fifth Third Bancorp	26,307	369,613
First Financial Bancorp(a)	1,100	19,030
First Financial Bankshares, Inc.(a)	900	31,689
First Horizon National Corp.(a)	7,245	75,203
First Niagara Financial Group, Inc.	9,560	94,070
First Republic Bank*	1,500	49,410
FirstMerit Corp.	3,043	51,305
FNB Corp.(a)	3,051	36,856
Fulton Financial Corp.	6,667	70,003
Glacier Bancorp, Inc.(a)	275	4,109
Hancock Holding Co.(a)	2,100	74,571
Huntington Bancshares, Inc.	22,492	145,073
Iberiabank Corp.(a)	700	37,429
International Bancshares Corp.(a)	1,350	28,553
Investors Bancorp, Inc.(a) *	2,100	31,542
KeyCorp	24,200	205,700
M&T Bank Corp.(a)	3,168	275,236
MB Financial, Inc.	1,200	25,188
National Penn Bancshares, Inc.(a)	2,100	18,585
Old National Bancorp(a)	1,900	24,966
Pacific Capital Bancorp*	400	18,244
Park National Corp.(a)	300	20,751
PNC Financial Services Group, Inc.	14,605	941,876
PrivateBancorp, Inc.(a)	602	9,132
Prosperity Bancshares, Inc.(a)	1,500	68,700
Regions Financial Corp.	31,928	210,406
Signature Bank(a) *	1,400	88,256
SunTrust Banks, Inc.	15,536	375,505
Susquehanna Bancshares, Inc.	3,200	31,616
SVB Financial Group(a) *	1,200	77,208
Synovus Financial Corp.(a)	6,514	13,354
TCF Financial Corp.(a)	4,000	47,560
Texas Capital Bancshares, Inc.(a) *	727	25,169
Trustmark Corp.(a)	1,900	47,462
UMB Financial Corp.(a)	1,100	49,208
Umpqua Holdings Corp.(a)	3,100	42,036
United Bankshares, Inc.(a)	1,500	43,290
US Bancorp	55,247	1,750,225
Valley National Bancorp(a)	4,227	54,740
Webster Financial Corp.	1,710	38,766
Wells Fargo & Co.	144,516	4,933,776
WesBanco, Inc.(a)	100	2,014
Westamerica Bancorporation(a)	1,000	48,000
Wintrust Financial Corp.(a)	800	28,632
Zions Bancorporation(a)	4,860	104,296
		12,403,678

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,800	$43,740
Avery Dennison Corp.	2,900	87,377
Brink's Co. (The)	1,200	28,644
Cintas Corp.	4,280	167,434
Clean Harbors, Inc.*	1,200	80,796
Copart, Inc.*	2,900	75,603
Corrections Corp. of America*	3,000	81,930
Covanta Holding Corp.	4,090	66,381
Deluxe Corp.(a)	1,100	25,762
EnergySolutions, Inc.*	500	2,450
Geo Group, Inc. (The)(a) *	1,700	32,317
Healthcare Services Group, Inc.(a)	1,795	38,180
Herman Miller, Inc.(a)	1,600	36,736
HNI Corp.(a)	905	25,114
Iron Mountain, Inc.(a)	5,163	148,694
KAR Auction Services, Inc.*	617	10,001
Knoll, Inc.(a)	300	4,992
Mine Safety Appliances Co.	1,100	45,188
NL Industries, Inc.(a)	320	4,768
Pitney Bowes, Inc.(a)	5,600	98,448
Portfolio Recovery Associates, Inc.(a) *	500	35,860
R.R. Donnelley & Sons Co.(a)	5,200	64,428
Republic Services, Inc.	8,585	262,357
Rollins, Inc.(a)	2,005	42,666
Steelcase, Inc., Class A	2,200	21,120
Stericycle, Inc.*	2,400	200,736
Tetra Tech, Inc.*	1,800	47,448
UniFirst Corp.	477	29,359
United Stationers, Inc.	1,000	31,030
Waste Connections, Inc.(a)	3,237	105,300
Waste Management, Inc.(a)	12,578	439,727
		2,384,586
Communications Equipment — 2.1%
ADTRAN, Inc.(a)	1,700	53,023
Arris Group, Inc.*	3,550	40,115
Aruba Networks, Inc.(a) *	2,700	60,156
Brocade Communications Systems, Inc.*	11,756	67,597
Cisco Systems, Inc.	150,921	3,191,979
EchoStar Corp., Class A*	1,380	38,833
F5 Networks, Inc.*	2,400	323,904
Finisar Corp.(a) *	1,900	38,285
Harmonic, Inc.(a) *	700	3,829
Harris Corp.(a)	3,200	144,256
InterDigital, Inc.(a)	1,369	47,723
JDS Uniphase Corp.*	5,800	84,042
Juniper Networks, Inc.*	15,256	349,057
Loral Space & Communications, Inc.*	365	29,054
Motorola Mobility Holdings, Inc.*	8,283	325,025
Motorola Solutions, Inc.	8,581	436,172
Netgear, Inc.(a) *	1,000	38,200
Plantronics, Inc.(a)	1,300	52,338
Polycom, Inc.*	4,800	91,536
QUALCOMM, Inc.	47,520	3,232,311
Riverbed Technology, Inc.*	4,100	115,128
Tellabs, Inc.	10,354	41,934
Viasat, Inc.(a) *	1,100	53,031
		8,857,528
Computers & Peripherals — 5.1%
Apple, Inc.*	26,957	16,159,913
Dell, Inc.*	45,217	750,602
Diebold, Inc.	1,500	57,780
Electronics for Imaging, Inc.*	100	1,662
EMC Corp.*	58,633	1,751,954
Hewlett-Packard Co.	56,450	1,345,204
Lexmark International, Inc., Class A	1,900	63,156
NCR Corp.*	4,400	95,524
NetApp, Inc.*	9,800	438,746
QLogic Corp.*	3,300	58,608
SanDisk Corp.*	6,600	327,294
Seagate Technology	11,900	320,705
Synaptics, Inc.(a) *	900	32,859
Western Digital Corp.*	6,300	260,757
		21,664,764
Construction & Engineering — 0.2%
Aecom Technology Corp.*	2,900	64,873
EMCOR Group, Inc.	1,400	38,808
Fluor Corp.	4,700	282,188
Jacobs Engineering Group, Inc.*	3,693	163,858
KBR, Inc.	4,676	166,232
MasTec, Inc.(a) *	2,200	39,798
Quanta Services, Inc.*	5,834	121,931
Shaw Group, Inc. (The)*	1,700	53,907
URS Corp.	2,200	93,544
		1,025,139
Construction Materials — 0.1%
Eagle Materials, Inc.	1,100	38,225
Martin Marietta Materials, Inc.	1,200	102,756
Vulcan Materials Co.	3,291	140,624
		281,605
Consumer Finance — 0.8%
American Express Co.	29,596	1,712,425
Capital One Financial Corp.	13,241	738,053
Cash America International, Inc.(a)	700	33,551
Credit Acceptance Corp.(a) *	400	40,404
Discover Financial Services	14,736	491,298
Ezcorp, Inc., Class A*	1,600	51,928
First Cash Financial Services, Inc.(a) *	547	23,461
Green Dot Corp., Class A(a) *	600	15,912
Nelnet, Inc., Class A(a)	600	15,546
SLM Corp.	14,653	230,931
World Acceptance Corp.(a) *	200	12,250
		3,365,759
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	115,017
Ball Corp.	4,600	197,248
Bemis Co., Inc.	3,200	103,328
Crown Holdings, Inc.*	4,100	151,003
Graphic Packaging Holding Co.*	5,578	30,791
Greif, Inc., Class A	600	33,552
Owens-Illinois, Inc.*	5,000	116,700
Packaging Corp. of America	2,800	82,852
Rock-Tenn Co., Class A	1,989	134,377
Sealed Air Corp.	3,900	75,309
Silgan Holdings, Inc.	1,277	56,443
Sonoco Products Co.(a)	2,400	79,680
		1,176,300
Distributors — 0.1%
Genuine Parts Co.	4,405	276,414
LKQ Corp.*	3,900	121,563
Pool Corp.(a)	1,200	44,904
		442,881

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A*	3,350	$129,444
Bridgepoint Education, Inc.(a) *	600	14,850
Coinstar, Inc.(a) *	1,000	63,550
DeVry, Inc.	1,900	64,353
H&R Block, Inc.	8,200	135,054
Hillenbrand, Inc.(a)	1,500	34,425
ITT Educational Services, Inc.(a) *	500	33,070
Matthews International Corp., Class A(a)	477	15,092
Service Corp. International	7,500	84,450
Sotheby's, Class A(a)	1,900	74,746
Strayer Education, Inc.(a)	400	37,712
Weight Watchers International, Inc.(a)	937	72,327
		759,073
Diversified Financial Services — 2.9%
Bank of America Corp.	284,250	2,720,273
CBOE Holdings, Inc.(a)	2,300	65,366
Citigroup, Inc.	81,861	2,992,020
CME Group, Inc.	1,862	538,732
IntercontinentalExchange, Inc.*	2,100	288,582
JPMorgan Chase & Co.	106,894	4,914,986
Leucadia National Corp.	6,400	167,040
MarketAxess Holdings, Inc.	800	29,832
Moody's Corp.	6,000	252,600
MSCI, Inc., Class A*	3,162	116,393
NASDAQ OMX Group, Inc. (The)*	3,400	88,060
NYSE Euronext	6,700	201,067
		12,374,951
Diversified Telecommunication Services — 2.2%
AboveNet, Inc.*	700	57,960
AT&T, Inc.	166,987	5,215,004
CenturyLink, Inc.	17,713	684,608
Frontier Communications Corp.(a)	27,599	115,088
Level 3 Communications, Inc.(a) *	3,188	82,027
tw telecom, Inc.(a) *	4,600	101,936
Verizon Communications, Inc.	79,614	3,043,643
Windstream Corp.(a)	14,992	175,556
		9,475,822
Electric Utilities — 1.7%
Allete, Inc.(a)	1,000	41,490
American Electric Power Co., Inc.	14,000	540,120
Cleco Corp.(a)	1,800	71,370
Duke Energy Corp.(a)	37,156	780,647
Edison International	8,808	374,428
El Paso Electric Co.	1,200	38,988
Entergy Corp.	4,900	329,280
Exelon Corp.	23,383	916,847
FirstEnergy Corp.	11,801	538,008
Great Plains Energy, Inc.(a)	3,484	70,621
Hawaiian Electric Industries, Inc.	2,800	70,980
IDACORP, Inc.	1,400	57,568
ITC Holdings Corp.(a)	1,518	116,795
MGE Energy, Inc.(a)	700	31,073
NextEra Energy, Inc.	11,200	684,096
Northeast Utilities	4,900	181,888
NV Energy, Inc.	7,100	114,452
Pepco Holdings, Inc.(a)	6,200	117,118
Pinnacle West Capital Corp.	3,200	153,280
PNM Resources, Inc.	2,100	38,430
Portland General Electric Co.	2,100	52,458
PPL Corp.	15,800	446,508
Progress Energy, Inc.	8,200	435,502
Southern Co.	24,058	1,080,926
UIL Holdings Corp.(a)	1,433	49,811
Unisource Energy Corp.(a)	1,100	40,227
Westar Energy, Inc.	3,000	83,790
		7,456,701
Electrical Equipment — 0.7%
Acuity Brands, Inc.(a)	1,000	62,830
AMETEK, Inc.	4,575	221,933
Babcock & Wilcox Co.*	2,750	70,813
Belden, Inc.(a)	1,500	56,865
Brady Corp., Class A	1,600	51,760
Cooper Industries PLC	4,600	294,170
Emerson Electric Co.	20,395	1,064,211
EnerSys*	1,800	62,370
Franklin Electric Co., Inc.(a)	600	29,442
Generac Holdings, Inc.(a) *	1,500	36,825
General Cable Corp.(a) *	1,400	40,712
GrafTech International Ltd.(a) *	3,700	44,178
Hubbell, Inc., Class B	1,505	118,263
II-VI, Inc.(a) *	1,100	26,015
Polypore International, Inc.(a) *	1,200	42,192
Regal-Beloit Corp.	1,100	72,105
Rockwell Automation, Inc.	4,144	330,277
Roper Industries, Inc.	2,800	277,648
Thomas & Betts Corp.*	1,300	93,483
		2,996,092
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,703	281,098
Anixter International, Inc.*	800	58,024
Arrow Electronics, Inc.*	3,600	151,092
Avnet, Inc.*	4,722	171,833
AVX Corp.	1,314	17,424
Cognex Corp.(a)	1,000	42,360
Coherent, Inc.*	700	40,831
Corning, Inc.	42,544	599,019
Daktronics, Inc.(a)	100	889
Dolby Laboratories, Inc., Class A*	1,500	57,090
FEI Co.*	800	39,288
FLIR Systems, Inc.	4,400	111,364
Ingram Micro, Inc., Class A*	4,200	77,952
IPG Photonics Corp.(a) *	700	36,435
Itron, Inc.*	1,000	45,410
Jabil Circuit, Inc.	5,800	145,696
Littelfuse, Inc.	500	31,350
Molex, Inc.	2,000	46,900
Molex, Inc., Class A(a)	1,500	42,180
National Instruments Corp.	2,775	79,143
OSI Systems, Inc.*	500	30,650
Plexus Corp.(a) *	800	27,992
Rofin-Sinar Technologies, Inc.(a) *	40	1,055
Scansource, Inc.*	600	22,392
SYNNEX Corp.(a) *	312	11,900
TE Connectivity Ltd.	10,061	369,742
Tech Data Corp.*	1,300	70,538
Trimble Navigation Ltd.*	3,514	191,232
Universal Display Corp.(a) *	747	27,288
Vishay Intertechnology, Inc.(a) *	4,830	58,733
		2,886,900
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc.*	1,800	80,802
Baker Hughes, Inc.	11,956	501,435
Bristow Group, Inc.	900	42,957
Cameron International Corp.*	7,099	375,040
CARBO Ceramics, Inc.(a)	600	63,270
Core Laboratories NV(a)	379	49,865

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Diamond Offshore Drilling, Inc.	2,000	$133,500
Dresser-Rand Group, Inc.*	2,300	106,697
Dril-Quip, Inc.*	900	58,518
FMC Technologies, Inc.*	6,933	349,562
Gulfmark Offshore, Inc., Class A*	700	32,172
Halliburton Co.	26,240	870,906
Helix Energy Solutions Group, Inc.*	2,601	46,298
Helmerich & Payne, Inc.(a)	3,200	172,640
Hornbeck Offshore Services, Inc.*	633	26,605
Key Energy Services, Inc.(a) *	3,534	54,600
Lufkin Industries, Inc.(a)	800	64,520
McDermott International, Inc.*	6,400	81,984
Nabors Industries Ltd.*	8,100	141,669
National Oilwell Varco, Inc.	11,807	938,302
Oceaneering International, Inc.	3,200	172,448
Oil States International, Inc.*	1,400	109,284
Patterson-UTI Energy, Inc.	4,300	74,347
Rowan Cos, Inc.*	3,600	118,548
RPC, Inc.(a)	1,630	17,294
Schlumberger Ltd.	37,672	2,634,403
SEACOR Holdings, Inc.*	700	67,046
Superior Energy Services, Inc.*	3,984	105,018
Tidewater, Inc.	1,400	75,628
Unit Corp.*	1,300	55,588
Weatherford International Ltd.*	21,400	322,926
		7,943,872
Food & Staples Retailing — 2.0%
Casey's General Stores, Inc.	1,300	72,098
Costco Wholesale Corp.	12,000	1,089,600
CVS Caremark Corp.	36,229	1,623,059
Fresh Market, Inc. (The)*	400	19,180
Harris Teeter Supermarkets, Inc.	1,400	56,140
Kroger Co.	15,183	367,884
PriceSmart, Inc.	700	50,967
Safeway, Inc.(a)	8,235	166,429
SUPERVALU, Inc.(a)	5,075	28,978
Sysco Corp.	16,626	496,453
United Natural Foods, Inc.*	1,100	51,326
Wal-Mart Stores, Inc.	51,325	3,141,090
Walgreen Co.	24,252	812,200
Weis Markets, Inc.(a)	600	26,160
Whole Foods Market, Inc.	4,300	357,760
		8,359,324
Food Products — 1.8%
Archer-Daniels-Midland Co.	19,177	607,144
B&G Foods, Inc.(a)	1,400	31,514
Bunge Ltd.	3,900	266,916
Campbell Soup Co.(a)	5,400	182,790
ConAgra Foods, Inc.	12,027	315,829
Corn Products International, Inc.	2,100	121,065
Darling International, Inc.(a) *	3,167	55,169
Dean Foods Co.*	5,184	62,778
Flowers Foods, Inc.(a)	3,105	63,249
Fresh Del Monte Produce, Inc.	1,100	25,124
General Mills, Inc.	18,637	735,230
Green Mountain Coffee Roasters, Inc.*	3,700	173,308
Hain Celestial Group, Inc.(a) *	1,400	61,334
Hershey Co. (The)	4,600	282,118
HJ Heinz Co.	8,983	481,040
Hormel Foods Corp.(a)	4,295	126,788
J&J Snack Foods Corp.	400	20,984
J.M. Smucker Co. (The)	3,329	270,847
Kellogg Co.	6,900	370,047
Kraft Foods, Inc., Class A	47,971	1,823,378
Lancaster Colony Corp.(a)	700	46,522
McCormick & Co., Inc.	3,500	190,505
Mead Johnson Nutrition Co.	5,700	470,136
Post Holdings, Inc.*	750	24,698
Ralcorp Holdings, Inc.*	1,500	111,135
Sanderson Farms, Inc.	400	21,212
Sara Lee Corp.	16,400	353,092
Smithfield Foods, Inc.*	4,200	92,526
Snyders-Lance, Inc.(a)	954	24,661
Tootsie Roll Industries, Inc.(a)	692	15,857
TreeHouse Foods, Inc.(a) *	1,116	66,402
Tyson Foods, Inc., Class A	8,302	158,983
		7,652,381
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	131,662
Atmos Energy Corp.	2,600	81,796
Laclede Group, Inc. (The)(a)	700	27,314
National Fuel Gas Co.	2,000	96,240
New Jersey Resources Corp.(a)	1,150	51,256
Northwest Natural Gas Co.(a)	715	32,461
ONEOK, Inc.	2,900	236,814
Piedmont Natural Gas Co., Inc.(a)	2,300	71,461
Questar Corp.	5,200	100,152
South Jersey Industries, Inc.(a)	800	40,032
Southwest Gas Corp.(a)	1,000	42,740
UGI Corp.	3,010	82,022
WGL Holdings, Inc.(a)	1,400	56,980
		1,050,930
Health Care Equipment & Supplies — 1.7%
Alere, Inc.*	2,200	57,222
Align Technology, Inc.(a) *	1,900	52,345
Baxter International, Inc.	15,544	929,220
Becton Dickinson and Co.	5,960	462,794
Boston Scientific Corp.*	40,495	242,160
CareFusion Corp.*	5,900	152,987
Cooper Cos., Inc. (The)	1,446	118,153
Covidien PLC	13,470	736,540
CR Bard, Inc.	2,392	236,138
DENTSPLY International, Inc.(a)	3,734	149,845
Edwards Lifesciences Corp.*	3,200	232,736
Gen-Probe, Inc.*	1,400	92,974
Haemonetics Corp.*	800	55,744
Hill-Rom Holdings, Inc.	1,606	53,657
Hologic, Inc.*	6,896	148,609
Idexx Laboratories, Inc.(a) *	1,600	139,920
Integra LifeSciences Holdings Corp.(a) *	91	3,157
Intuitive Surgical, Inc.*	1,100	595,925
Masimo Corp.(a) *	401	9,375
Medtronic, Inc.	29,300	1,148,267
ResMed, Inc.(a) *	4,200	129,822
Sirona Dental Systems, Inc.*	1,600	82,464
St. Jude Medical, Inc.	8,873	393,163
STERIS Corp.(a)	1,600	50,592
Stryker Corp.	8,200	454,936
Symmetry Medical, Inc.*	200	1,414
Teleflex, Inc.	1,064	65,064
Thoratec Corp.*	1,658	55,891
Varian Medical Systems, Inc.*	3,300	227,568
West Pharmaceutical Services, Inc.(a)	800	34,024
Zimmer Holdings, Inc.	5,180	332,970
		7,445,676

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.1%
Accretive Health, Inc.(a) *	1,200	$23,964
Aetna, Inc.	10,100	506,616
Air Methods Corp.(a) *	300	26,175
AMERIGROUP Corp.*	1,400	94,192
AmerisourceBergen Corp.	7,236	287,124
Brookdale Senior Living, Inc.(a) *	2,500	46,800
Cardinal Health, Inc.	9,511	410,019
Catalyst Health Solutions, Inc.*	1,300	82,849
Centene Corp.*	1,800	88,146
Chemed Corp.(a)	700	43,876
CIGNA Corp.	7,600	374,300
Community Health Systems, Inc.*	2,200	48,928
Coventry Health Care, Inc.	3,950	140,501
DaVita, Inc.*	2,700	243,459
Express Scripts, Inc.*	13,000	704,340
Health Management Associates, Inc., Class A*	6,472	43,492
Health Net, Inc.*	2,200	87,384
Healthsouth Corp.*	2,658	54,436
Henry Schein, Inc.(a) *	2,700	204,336
HMS Holdings Corp.*	2,100	65,541
Humana, Inc.	4,724	436,875
Laboratory Corp. of America Holdings*	2,700	247,158
LifePoint Hospitals, Inc.(a) *	1,533	60,462
Lincare Holdings, Inc.(a)	2,350	60,818
Magellan Health Services, Inc.*	900	43,929
McKesson Corp.	6,600	579,282
Medco Health Solutions, Inc.*	9,912	696,814
Mednax, Inc.*	1,400	104,118
Molina Healthcare, Inc.(a) *	700	23,541
MWI Veterinary Supply, Inc.*	139	12,232
Omnicare, Inc.(a)	3,300	117,381
Owens & Minor, Inc.(a)	1,650	50,176
Patterson Cos, Inc.	2,515	84,001
PSS World Medical, Inc.(a) *	1,300	32,942
Quest Diagnostics, Inc.	4,415	269,977
Select Medical Holdings Corp.(a) *	1,900	14,611
Team Health Holdings, Inc.*	1,800	37,008
Tenet Healthcare Corp.*	12,500	66,375
UnitedHealth Group, Inc.	28,381	1,672,776
Universal American Corp.(a)	1,252	13,497
Universal Health Services, Inc.	2,600	108,966
VCA Antech, Inc.(a) *	2,600	60,346
WellCare Health Plans, Inc.*	1,093	78,565
WellPoint, Inc.	9,392	693,130
		9,141,458
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,343	72,094
athenahealth, Inc.(a) *	911	67,523
Cerner Corp.*	4,000	304,640
Quality Systems, Inc.(a)	1,100	48,103
		492,360
Hotels, Restaurants & Leisure — 2.1%
Bally Technologies, Inc.*	1,100	51,425
BJ's Restaurants, Inc.(a) *	600	30,210
Bob Evans Farms, Inc.(a)	500	18,860
Brinker International, Inc.(a)	2,650	73,007
Buffalo Wild Wings, Inc.(a) *	400	36,276
Carnival Corp.	12,900	413,832
Cheesecake Factory, Inc. (The)(a) *	1,750	51,432
Chipotle Mexican Grill, Inc.*	800	334,400
Choice Hotels International, Inc.(a)	700	26,138
Cracker Barrel Old Country Store, Inc.(a)	500	27,900
Darden Restaurants, Inc.	3,700	189,292
Domino's Pizza, Inc.	1,790	64,977
Gaylord Entertainment Co.(a) *	1,200	36,960
Hyatt Hotels Corp., Class A*	1,000	42,720
International Game Technology	8,500	142,715
International Speedway Corp., Class A	500	13,875
Jack in the Box, Inc.(a) *	900	21,573
Las Vegas Sands Corp.	10,300	592,971
Life Time Fitness, Inc.(a) *	1,300	65,741
Marriott International, Inc., Class A	7,510	284,253
Marriott Vacations Worldwide Corp.*	751	21,411
McDonald's Corp.	28,088	2,755,433
MGM Resorts International*	9,600	130,752
Orient-Express Hotels Ltd.*	152	1,550
Panera Bread Co., Class A*	900	144,828
Penn National Gaming, Inc.(a) *	1,486	63,868
Royal Caribbean Cruises Ltd.	4,000	117,720
Scientific Games Corp., Class A*	960	11,194
Six Flags Entertainment Corp.	1,126	52,663
Starbucks Corp.	20,800	1,162,512
Starwood Hotels & Resorts Worldwide, Inc.	5,700	321,537
Texas Roadhouse, Inc., Class A	1,354	22,531
Vail Resorts, Inc.(a)	1,000	43,250
Wendy's Co. (The)	11,890	59,569
WMS Industries, Inc.*	1,350	32,036
Wyndham Worldwide Corp.	4,660	216,737
Wynn Resorts Ltd.	1,864	232,776
Yum! Brands, Inc.	12,600	896,868
		8,805,792
Household Durables — 0.4%
DR Horton, Inc.(a)	8,800	133,496
Garmin Ltd.	3,286	154,278
Harman International Industries, Inc.	1,900	88,939
Helen of Troy Ltd.*	700	23,807
Jarden Corp.	2,655	106,811
Kid Brands, Inc.(a) *	100	270
Leggett & Platt, Inc.(a)	4,300	98,943
Lennar Corp., Class A	4,200	114,156
M.D.C. Holdings, Inc.	429	11,064
Mohawk Industries, Inc.*	1,843	122,578
Newell Rubbermaid, Inc.	8,200	146,042
NVR, Inc.*	100	72,633
Pulte Homes, Inc.(a) *	9,847	87,146
Tempur-Pedic International, Inc.*	1,800	151,974
Toll Brothers, Inc.(a) *	4,500	107,955
Tupperware Brands Corp.	1,700	107,950
Whirlpool Corp.	2,067	158,869
		1,686,911
Household Products — 1.9%
Central Garden and Pet Co., Class A(a) *	200	1,926
Church & Dwight Co., Inc.(a)	4,200	206,598
Clorox Co.	3,766	258,913
Colgate-Palmolive Co.	13,707	1,340,270
Energizer Holdings, Inc.*	1,900	140,942
Kimberly-Clark Corp.	11,036	815,450
Procter & Gamble Co.	76,967	5,172,952
Spectrum Brands Holdings, Inc.*	817	28,562
		7,965,613
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	18,700	244,409
Calpine Corp.*	9,394	161,670
GenOn Energy, Inc.*	19,172	39,878
NRG Energy, Inc.*	6,800	106,556
		552,513

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 2.2%
3M Co.	18,478	$1,648,423
Carlisle Cos, Inc.	1,635	81,619
Danaher Corp.	16,277	911,512
General Electric Co.	291,228	5,844,946
Raven Industries, Inc.(a)	395	24,099
Tyco International Ltd.	13,457	756,014
		9,266,613
Insurance — 3.7%
ACE Ltd.	9,480	693,936
Aflac, Inc.	13,236	608,724
Allied World Assurance Co., Holdings Ltd.	1,000	68,670
Allstate Corp.	14,143	465,588
Alterra Capital Holdings Ltd.(a)	2,083	47,867
American Financial Group, Inc.	1,900	73,302
American International Group, Inc.*	10,900	336,047
American National Insurance Co.	389	28,210
Amtrust Financial Services, Inc.(a)	589	15,832
AON Corp.	8,385	411,368
Arch Capital Group Ltd.*	4,200	156,408
Arthur J Gallagher & Co.	3,200	114,368
Aspen Insurance Holdings Ltd.	2,100	58,674
Assurant, Inc.	2,800	113,400
Assured Guaranty Ltd.	4,400	72,688
Axis Capital Holdings Ltd.	3,400	112,778
Berkshire Hathaway, Inc., Class B*	50,019	4,059,042
Brown & Brown, Inc.	3,900	92,742
Chubb Corp.	7,607	525,720
Cincinnati Financial Corp.(a)	4,614	159,229
CNA Financial Corp.	7,300	214,109
CNO Financial Group, Inc.*	6,200	48,236
Delphi Financial Group, Inc., Class A	1,675	74,990
Endurance Specialty Holdings Ltd.	1,200	48,792
Enstar Group Ltd.(a) *	300	29,697
Erie Indemnity Co., Class A	830	64,690
Everest Re Group Ltd.	1,400	129,528
FBL Financial Group, Inc., Class A(a)	100	3,370
Fidelity National Financial, Inc., Class A	6,504	117,267
First American Financial Corp.(a)	3,300	54,879
Flagstone Reinsurance Holdings SA(a)	380	2,991
Genworth Financial, Inc., Class A*	12,500	104,000
Hanover Insurance Group, Inc.	1,100	45,232
Hartford Financial Services Group, Inc.	12,100	255,068
HCC Insurance Holdings, Inc.	3,400	105,978
Kemper Corp.	1,200	36,336
Lincoln National Corp.	8,333	219,658
Loews Corp.	9,359	373,143
Markel Corp.(a) *	211	94,726
Marsh & McLennan Cos, Inc.	15,400	504,966
MBIA, Inc.(a) *	3,900	38,220
Mercury General Corp.	800	34,992
MetLife, Inc.	29,890	1,116,391
Montpelier Re Holdings Ltd.(a)	2,200	42,504
Old Republic International Corp.(a)	5,500	58,025
OneBeacon Insurance Group Ltd.	300	4,623
PartnerRe Ltd.	2,000	135,780
Platinum Underwriters Holdings Ltd.	1,200	43,800
Primerica, Inc.	800	20,168
Principal Financial Group, Inc.	8,200	241,982
ProAssurance Corp.	900	79,299
Progressive Corp. (The)	16,400	380,152
Protective Life Corp.	2,200	65,164
Prudential Financial, Inc.	13,434	851,581
Reinsurance Group of America, Inc.	2,081	123,757
RenaissanceRe Holdings Ltd.	1,400	106,022
RLI Corp.(a)	500	35,820
StanCorp Financial Group, Inc.(a)	1,400	57,316
Symetra Financial Corp.	1,300	14,989
Torchmark Corp.	3,100	154,535
Travelers Companies, Inc. (The)	10,928	646,938
Unum Group	9,051	221,568
Validus Holdings Ltd.	1,687	52,213
Willis Group Holdings PLC	4,700	164,406
WR Berkley Corp.	3,405	122,989
XL Group PLC	8,756	189,918
		15,745,401
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	10,049	2,035,023
Expedia, Inc.(a)	2,664	89,084
HSN, Inc.	900	34,227
Liberty Media Corp. - Interactive, Class A*	16,139	308,094
NetFlix, Inc.*	1,500	172,560
Priceline.com, Inc.*	1,300	932,750
TripAdvisor, Inc.(a) *	1,964	70,056
		3,641,794
Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	5,154	189,152
Ancestry.com, Inc.(a) *	600	13,644
AOL, Inc.(a) *	3,127	59,319
DealerTrack Holdings, Inc.(a) *	900	27,234
eBay, Inc.*	32,100	1,184,169
Equinix, Inc.(a) *	1,271	200,119
Google, Inc., Class A*	7,289	4,673,998
IAC/InterActiveCorp	2,753	135,145
j2 Global, Inc.(a)	1,500	43,020
QuinStreet, Inc.(a) *	189	1,983
Rackspace Hosting, Inc.(a) *	2,900	167,591
Valueclick, Inc.(a) *	2,000	39,480
VeriSign, Inc.	4,900	187,866
VistaPrint NV*	1,299	50,206
WebMD Health Corp.(a) *	1,400	35,812
Yahoo!, Inc.*	33,902	515,988
		7,524,726
IT Services — 3.6%
Accenture PLC, Class A	17,900	1,154,550
Acxiom Corp.*	2,100	30,828
Alliance Data Systems Corp.(a) *	1,500	188,940
Amdocs Ltd.*	5,030	158,847
Automatic Data Processing, Inc.	13,780	760,518
Broadridge Financial Solutions, Inc.	3,975	95,042
CACI International, Inc., Class A(a) *	600	37,374
Cardtronics, Inc.*	900	23,625
Cognizant Technology Solutions Corp., Class A*	8,442	649,612
Computer Sciences Corp.	4,600	137,724
Convergys Corp.*	3,200	42,720
CoreLogic, Inc.*	2,308	37,667
DST Systems, Inc.	1,100	59,653
Fidelity National Information Services, Inc.	6,698	221,838
Fiserv, Inc.*	4,050	281,030
Gartner, Inc., Class A*	2,400	102,336
Genpact Ltd.*	5,590	91,117
Global Payments, Inc.	2,380	112,979
Heartland Payment Systems, Inc.	1,000	28,840

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
iGate Corp.*	900	$15,084
International Business Machines Corp.	30,194	6,299,978
Jack Henry & Associates, Inc.(a)	2,400	81,888
Lender Processing Services, Inc.	2,639	68,614
Mantech International Corp., Class A(a)	600	20,676
Mastercard, Inc., Class A	3,100	1,303,674
MAXIMUS, Inc.	800	32,536
NeuStar, Inc., Class A*	1,900	70,775
Paychex, Inc.	9,250	286,657
SAIC, Inc.*	7,300	96,360
Sapient Corp.	3,176	39,541
Syntel, Inc.(a)	600	33,600
TeleTech Holdings, Inc.*	1,200	19,320
Teradata Corp.*	4,900	333,935
Total System Services, Inc.	5,028	115,996
VeriFone Holdings, Inc.(a) *	2,400	124,488
Visa, Inc., Class A	15,100	1,781,800
Western Union Co. (The)	17,826	313,738
Wright Express Corp.*	1,100	71,203
		15,325,103
Leisure Equipment & Products — 0.1%
Brunswick Corp.(a)	1,897	48,848
Hasbro, Inc.	3,300	121,176
Mattel, Inc.	9,800	329,868
Polaris Industries, Inc.	1,800	129,870
		629,762
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	9,800	436,198
Bio-Rad Laboratories, Inc., Class A*	600	62,214
Bruker Corp.*	1,400	21,434
Charles River Laboratories International, Inc.*	1,088	39,266
Covance, Inc.(a) *	1,900	90,497
Illumina, Inc.(a) *	3,620	190,448
Life Technologies Corp.*	4,823	235,459
Mettler-Toledo International, Inc.*	900	166,275
Parexel International Corp.*	1,600	43,152
PerkinElmer, Inc.	2,900	80,214
Techne Corp.	1,000	70,100
Thermo Fisher Scientific, Inc.	11,106	626,156
Waters Corp.*	2,500	231,650
		2,293,063
Machinery — 2.3%
Actuant Corp., Class A(a)	1,500	43,485
AGCO Corp.*	2,600	122,746
Barnes Group, Inc.(a)	1,800	47,358
Caterpillar, Inc.	18,200	1,938,664
Chart Industries, Inc.*	800	58,664
CLARCOR, Inc.(a)	1,300	63,817
CNH Global NV*	116	4,605
Colfax Corp.*	1,300	45,812
Crane Co.	1,500	72,750
Cummins, Inc.	5,100	612,204
Deere & Co.	11,500	930,350
Donaldson Co., Inc.	4,200	150,066
Dover Corp.	5,400	339,876
Eaton Corp.	9,323	464,565
Flowserve Corp.	1,600	184,816
Gardner Denver, Inc.	1,500	94,530
Graco, Inc.	1,550	82,243
Harsco Corp.	2,000	46,920
IDEX Corp.	2,100	88,473
Illinois Tool Works, Inc.	12,100	691,152
Ingersoll Rand PLC	8,811	364,335
ITT Corp.(a)	2,544	58,359
Joy Global, Inc.	2,900	213,150
Kaydon Corp.(a)	900	22,959
Kennametal, Inc.	2,100	93,513
Lincoln Electric Holdings, Inc.	2,600	117,832
Manitowoc Co., Inc.(a)	3,300	45,738
Middleby Corp.*	500	50,590
Mueller Industries, Inc.(a)	1,000	45,450
Navistar International Corp.*	2,000	80,900
Nordson Corp.	1,500	81,765
Oshkosh Corp.*	2,600	60,242
PACCAR, Inc.	9,309	435,940
Pall Corp.	3,200	190,816
Parker Hannifin Corp.	4,209	355,871
Pentair, Inc.(a)	2,700	128,547
Robbins & Myers, Inc.	1,056	54,965
Sauer-Danfoss, Inc.	526	24,722
Snap-On, Inc.	1,600	97,552
SPX Corp.	1,400	108,542
Stanley Black & Decker, Inc.	4,622	355,709
Terex Corp.(a) *	2,600	58,500
Timken Co.	2,600	131,924
Toro Co.	1,000	71,110
Trinity Industries, Inc.	2,400	79,080
Valmont Industries, Inc.	700	82,187
WABCO Holdings, Inc.*	1,899	114,852
Wabtec Corp.	1,400	105,518
Watts Water Technologies, Inc., Class A(a)	900	36,675
Woodward, Inc.(a)	2,000	85,660
Xylem, Inc.	5,089	141,220
		9,977,319
Marine — 0.0%
Alexander & Baldwin, Inc.	1,200	58,140
Kirby Corp.(a) *	1,600	105,264
		163,404
Media — 3.1%
AMC Networks, Inc., Class A*	1,725	76,987
Arbitron, Inc.(a)	800	29,584
Cablevision Systems Corp., Class A	6,100	89,548
CBS Corp., Class A	1,300	44,486
CBS Corp., Class B	17,351	588,372
Charter Communications, Inc., Class A*	2,452	155,579
Cinemark Holdings, Inc.	2,400	52,680
Clear Channel Outdoor Holdings, Inc., Class A*	231	1,843
Comcast Corp., Class A	60,616	1,819,086
Comcast Corp., Class A Special	18,450	544,460
CTC Media, Inc.(a)	1,997	23,225
DIRECTV, Class A*	18,848	929,960
Discovery Communications, Inc., Class A*	4,020	203,412
Discovery Communications, Inc., Class C*	3,020	141,578
DISH Network Corp., Class A	5,500	181,115
DreamWorks Animation SKG, Inc., Class A(a) *	2,400	44,280
Gannett Co., Inc.(a)	6,000	91,980
Interpublic Group of Cos, Inc.	13,995	159,683
John Wiley & Sons, Inc., Class A	1,300	61,867
Lamar Advertising Co., Class A(a) *	1,800	58,338
Liberty Global, Inc., Series A*	3,952	197,916
Liberty Global, Inc., Series C*	3,573	171,111
Liberty Media Corp. - Liberty Capital, Class A*	3,257	287,105

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Live Nation Entertainment, Inc.(a) *	4,494	$42,244
Madison Square Garden, Inc., Class A*	1,825	62,415
McGraw-Hill Companies, Inc.	7,886	382,234
Meredith Corp.(a)	900	29,214
Morningstar, Inc.(a)	700	44,135
New York Times Co. (The), Class A(a) *	2,900	19,691
News Corp., Class A	47,144	928,265
News Corp., Class B	12,500	249,750
Omnicom Group, Inc.	7,700	390,005
Regal Entertainment Group, Class A(a)	2,586	35,170
Scripps Networks Interactive, Inc., Class A	2,600	126,594
Sirius XM Radio, Inc.(a) *	89,412	206,542
Time Warner Cable, Inc.	8,771	714,836
Time Warner, Inc.	27,300	1,030,575
Valassis Communications, Inc.(a) *	1,200	27,600
Viacom, Inc., Class A	1,600	83,152
Viacom, Inc., Class B	13,739	652,053
Virgin Media, Inc.(a)	7,700	192,346
Walt Disney Co.	48,592	2,127,358
Washington Post Co. (The), Class B(a)	100	37,357
		13,335,731
Metals & Mining — 0.9%
Alcoa, Inc.	30,700	307,614
Allegheny Technologies, Inc.	2,400	98,808
Allied Nevada Gold Corp.(a) *	2,115	68,801
Carpenter Technology Corp.	1,300	67,899
Century Aluminum Co.(a) *	187	1,661
Cliffs Natural Resources, Inc.	4,187	289,992
Coeur d'Alene Mines Corp.*	2,464	58,495
Commercial Metals Co.	3,500	51,870
Compass Minerals International, Inc.(a)	1,000	71,740
Freeport-McMoRan Copper & Gold, Inc., Class B	26,333	1,001,707
Globe Specialty Metals, Inc.(a)	1,087	16,164
Hecla Mining Co.(a)	5,900	27,258
Molycorp, Inc.(a) *	657	22,226
Newmont Mining Corp.	13,900	712,653
Nucor Corp.	9,194	394,882
Reliance Steel & Aluminum Co.	2,000	112,960
Royal Gold, Inc.	1,500	97,830
Schnitzer Steel Industries, Inc., Class A(a)	700	27,926
Southern Copper Corp.	4,888	154,998
Steel Dynamics, Inc.	5,800	84,332
Stillwater Mining Co.(a) *	3,300	41,712
Titanium Metals Corp.	2,300	31,188
United States Steel Corp.(a)	3,923	115,219
Walter Industries, Inc.	1,775	105,098
Worthington Industries, Inc.(a)	1,900	36,442
		3,999,475
Multi-Utilities — 1.3%
Alliant Energy Corp.	3,000	129,960
Ameren Corp.	7,000	228,060
Avista Corp.	1,300	33,254
Black Hills Corp.	1,000	33,530
Centerpoint Energy, Inc.	11,350	223,822
CMS Energy Corp.	6,900	151,800
Consolidated Edison, Inc.	8,557	499,900
Dominion Resources, Inc.	16,335	836,515
DTE Energy Co.	4,900	269,647
Integrys Energy Group, Inc.(a)	2,277	120,658
MDU Resources Group, Inc.	5,425	121,466
NiSource, Inc.(a)	7,800	189,930
NorthWestern Corp.	1,000	35,460
NSTAR	2,800	136,164
OGE Energy Corp.	2,900	155,150
PG&E Corp.	11,258	488,710
Public Service Enterprise Group, Inc.	14,400	440,784
SCANA Corp.(a)	3,400	155,074
Sempra Energy	6,500	389,740
TECO Energy, Inc.	5,800	101,790
Vectren Corp.	1,900	55,214
Wisconsin Energy Corp.	6,800	239,224
Xcel Energy, Inc.	13,900	367,933
		5,403,785
Multiline Retail — 0.8%
Big Lots, Inc.*	2,200	94,644
Dillard's, Inc., Class A(a)	1,096	69,070
Dollar General Corp.*	3,800	175,560
Dollar Tree, Inc.*	3,402	321,455
Family Dollar Stores, Inc.	3,400	215,152
J.C. Penney Co., Inc.	4,700	166,521
Kohl's Corp.	6,810	340,704
Macy's, Inc.	12,300	488,679
Nordstrom, Inc.	5,000	278,600
Saks, Inc.(a) *	3,600	41,796
Sears Holdings Corp.(a) *	1,189	78,771
Target Corp.	17,600	1,025,552
		3,296,504
Office Electronics — 0.1%
Xerox Corp.	39,292	317,479
Zebra Technologies Corp., Class A*	1,575	64,859
		382,338
Oil, Gas & Consumable Fuels — 8.5%
Alpha Natural Resources, Inc.*	3,688	56,094
Anadarko Petroleum Corp.	14,400	1,128,096
Apache Corp.	10,875	1,092,285
Approach Resources, Inc.(a) *	800	29,560
Arch Coal, Inc.	4,300	46,053
Berry Petroleum Co., Class A(a)	1,600	75,408
Bill Barrett Corp.(a) *	1,500	39,015
Cabot Oil & Gas Corp.	6,000	187,020
Chesapeake Energy Corp.	18,800	435,596
Chevron Corp.	55,045	5,903,026
Cimarex Energy Co.	2,410	181,883
Cloud Peak Energy, Inc.(a) *	1,609	25,631
Cobalt International Energy, Inc.*	4,964	149,069
Concho Resources, Inc.*	2,800	285,824
ConocoPhillips	34,180	2,598,022
Consol Energy, Inc.	6,600	225,060
Continental Resources, Inc.(a) *	1,400	120,148
CVR Energy, Inc.*	1,522	40,713
Denbury Resources, Inc.*	11,108	202,499
Devon Energy Corp.	10,849	771,581
El Paso Corp.	22,433	662,895
Energen Corp.	2,100	103,215
Energy XXI Bermuda Ltd.*	1,891	68,284
EOG Resources, Inc.	7,800	866,580
EQT Corp.	4,116	198,432
EXCO Resources, Inc.(a)	3,600	23,868
Exxon Mobil Corp.	133,001	11,535,177
Forest Oil Corp.(a) *	3,371	40,857
Gulfport Energy Corp.(a) *	1,366	39,778
Hess Corp.	7,200	424,440
HollyFrontier Corp.	5,894	189,492
Kinder Morgan, Inc.(a)	1,083	41,858
Kodiak Oil & Gas Corp.*	6,200	61,752

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Marathon Oil Corp.	20,443	$648,043
Marathon Petroleum Corp.	9,901	429,307
McMoRan Exploration Co.(a) *	2,587	27,681
Murphy Oil Corp.	5,400	303,858
Newfield Exploration Co.*	3,900	135,252
Noble Energy, Inc.	5,087	497,407
Northern Oil and Gas, Inc.(a) *	1,600	33,184
Oasis Petroleum, Inc.*	1,558	48,033
Occidental Petroleum Corp.	22,983	2,188,671
Peabody Energy Corp.	7,900	228,784
Pioneer Natural Resources Co.	3,002	334,993
Plains Exploration & Production Co.*	3,717	158,530
QEP Resources, Inc.	5,200	158,600
Range Resources Corp.	4,700	273,258
Rosetta Resources, Inc.(a) *	1,400	68,264
SandRidge Energy, Inc.(a) *	10,354	81,072
SM Energy Co.	1,900	134,463
Southwestern Energy Co.*	10,000	306,000
Spectra Energy Corp.	18,778	592,446
Stone Energy Corp.*	696	19,899
Sunoco, Inc.	3,200	122,080
Swift Energy Co.(a) *	900	26,127
Teekay Corp.	1,000	34,750
Tesoro Corp.*	3,900	104,676
Ultra Petroleum Corp.(a) *	4,500	101,835
Valero Energy Corp.	15,918	410,207
W&T Offshore, Inc.(a)	1,100	23,188
Western Refining, Inc.	2,000	37,640
Whiting Petroleum Corp.*	3,200	173,760
Williams Companies, Inc. (The)	16,900	520,689
World Fuel Services Corp.(a)	2,000	82,000
WPX Energy, Inc.*	5,633	101,450
		36,255,358
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.	1,000	33,970
Domtar Corp.	1,000	95,380
International Paper Co.	11,925	418,567
Louisiana-Pacific Corp.*	2,900	27,115
MeadWestvaco Corp.	5,340	168,691
Schweitzer-Mauduit International, Inc.(a)	500	34,530
		778,253
Personal Products — 0.2%
Avon Products, Inc.	12,500	242,000
Elizabeth Arden, Inc.*	700	24,486
Estee Lauder Companies, Inc., Class A	6,600	408,804
Herbalife Ltd.	3,200	220,224
Nu Skin Enterprises, Inc., Class A(a)	1,488	86,170
		981,684
Pharmaceuticals — 4.9%
Abbott Laboratories	42,119	2,581,474
Allergan, Inc.	8,400	801,612
Bristol-Myers Squibb Co.	47,100	1,589,625
Eli Lilly & Co.	29,300	1,179,911
Endo Pharmaceuticals Holdings, Inc.*	3,209	124,285
Forest Laboratories, Inc.*	8,100	280,989
Hospira, Inc.*	4,720	176,481
Impax Laboratories, Inc.*	1,700	41,786
Jazz Pharmaceuticals PLC*	1,100	53,317
Johnson & Johnson	77,564	5,116,121
Medicines Co. (The)*	2,132	42,789
Medicis Pharmaceutical Corp., Class A(a)	1,500	56,385
Merck & Co., Inc.	82,189	3,156,058
Mylan, Inc.*	12,025	281,986
Par Pharmaceutical Cos., Inc.*	900	34,857
Perrigo Co.	2,300	237,613
Pfizer, Inc.	213,231	4,831,814
Questcor Pharmaceuticals, Inc.(a) *	1,600	60,192
Salix Pharmaceuticals Ltd.(a) *	1,500	78,750
Viropharma, Inc.(a) *	1,800	54,126
Warner Chilcott PLC, Class A*	2,100	35,301
Watson Pharmaceuticals, Inc.*	3,600	241,416
		21,056,888
Professional Services — 0.3%
Acacia Research Corp.(a) *	1,200	50,088
Advisory Board Co. (The)*	500	44,310
Corporate Executive Board Co. (The)	1,000	43,010
CoStar Group, Inc.(a) *	765	52,823
Dun & Bradstreet Corp.	1,500	127,095
Equifax, Inc.	3,389	149,997
FTI Consulting, Inc.(a) *	1,300	48,776
IHS, Inc., Class A*	1,300	121,745
Manpower, Inc.	2,400	113,688
Robert Half International, Inc.	3,700	112,110
Towers Watson & Co., Class A	1,500	99,105
Verisk Analytics, Inc., Class A*	3,657	171,770
		1,134,517
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. REIT	11,207	706,265

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA*	400	24,256
CBRE Group, Inc.*	8,400	167,664
Forest City Enterprises, Inc., Class A*	3,000	46,980
Jones Lang LaSalle, Inc.	1,100	91,641
St. Joe Co. (The)(a) *	2,400	45,624
		376,165
Road & Rail — 0.9%
AMERCO, Inc.(a)	300	31,653
Avis Budget Group, Inc.(a) *	2,328	32,941
Con-way, Inc.	1,500	48,915
CSX Corp.	29,409	632,882
Dollar Thrifty Automotive Group, Inc.*	305	24,678
Genesee & Wyoming, Inc., Class A(a) *	1,300	70,954
Heartland Express, Inc.(a)	1,866	26,982
Hertz Global Holdings, Inc.*	7,400	111,296
JB Hunt Transport Services, Inc.	2,500	135,925
Kansas City Southern*	2,900	207,901
Knight Transportation, Inc.(a)	1,525	26,931
Landstar System, Inc.	1,200	69,264
Norfolk Southern Corp.	9,304	612,482
Old Dominion Freight Line, Inc.*	1,425	67,930
Ryder System, Inc.	1,600	84,480
Swift Transportation Co.(a) *	2,200	25,388
Union Pacific Corp.	13,500	1,450,980
Werner Enterprises, Inc.(a)	1,200	29,832
		3,691,414
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	16,400	131,528
Altera Corp.	9,023	359,296
Analog Devices, Inc.	8,600	347,440
Applied Materials, Inc.	36,400	452,816
Atmel Corp.*	12,900	127,194
Avago Technologies Ltd.	6,400	249,408
Broadcom Corp., Class A*	13,802	542,419
Cabot Microelectronics Corp.	600	23,328
Cirrus Logic, Inc.(a) *	1,600	38,080
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Cree, Inc.*	2,900	$91,727
Cymer, Inc.*	700	35,000
Cypress Semiconductor Corp.*	4,600	71,898
Diodes, Inc.(a) *	1,000	23,180
Entegris, Inc.*	3,200	29,888
Fairchild Semiconductor International, Inc.*	3,875	56,963
First Solar, Inc.(a) *	1,600	40,080
GT Advanced Technologies, Inc.(a) *	2,400	19,848
Hittite Microwave Corp.(a) *	800	43,448
Intel Corp.	153,786	4,322,924
International Rectifier Corp.*	1,500	34,605
Intersil Corp., Class A	3,500	39,200
Kla-Tencor Corp.	4,900	266,658
Lam Research Corp.*	3,600	160,632
Linear Technology Corp.	6,200	208,940
LSI Corp.*	14,994	130,148
Marvell Technology Group Ltd.*	14,700	231,231
Maxim Integrated Products, Inc.	8,300	237,297
Microchip Technology, Inc.	5,350	199,020
Micron Technology, Inc.*	27,301	221,138
Microsemi Corp.*	2,900	62,176
MKS Instruments, Inc.	1,300	38,389
Novellus Systems, Inc.*	2,200	109,802
Nvidia Corp.*	16,500	253,935
ON Semiconductor Corp.*	11,830	106,588
PMC - Sierra, Inc.(a) *	6,300	45,549
Power Integrations, Inc.(a)	800	29,696
RF Micro Devices, Inc.(a) *	7,000	34,860
Semtech Corp.(a) *	1,800	51,228
Silicon Laboratories, Inc.*	1,400	60,200
Skyworks Solutions, Inc.*	5,200	143,780
Spansion, Inc., Class A(a) *	400	4,872
SunPower Corp.(a) *	268	1,710
Teradyne, Inc.(a) *	6,000	101,340
Texas Instruments, Inc.	32,202	1,082,309
Xilinx, Inc.	7,500	273,225
		11,134,993
Software — 3.8%
ACI Worldwide, Inc.*	700	28,189
Activision Blizzard, Inc.(a)	14,188	181,890
Adobe Systems, Inc.*	14,008	480,615
Advent Software, Inc.*	700	17,920
ANSYS, Inc.*	2,600	169,052
Ariba, Inc.*	2,300	75,233
Aspen Technology, Inc.*	2,400	49,272
Autodesk, Inc.*	6,300	266,616
Blackbaud, Inc.	992	32,964
BMC Software, Inc.*	5,000	200,800
CA, Inc.	11,676	321,791
Cadence Design Systems, Inc.*	7,100	84,064
Citrix Systems, Inc.*	5,179	408,675
Commvault Systems, Inc.*	960	47,654
Compuware Corp.*	5,600	51,464
Concur Technologies, Inc.(a) *	1,400	80,332
Electronic Arts, Inc.*	9,400	154,912
Factset Research Systems, Inc.(a)	1,250	123,800
Fair Isaac Corp.	1,450	63,655
Fortinet, Inc.*	2,600	71,890
Informatica Corp.*	3,000	158,700
Intuit, Inc.	8,000	481,040
JDA Software Group, Inc.(a) *	800	21,984
Mentor Graphics Corp.*	3,500	52,010
Micros Systems, Inc.*	2,300	127,167
Microsoft Corp.	208,659	6,729,253
MicroStrategy, Inc., Class A*	168	23,520
NetSuite, Inc.(a) *	1,588	79,861
Nuance Communications, Inc.(a) *	6,700	171,386
Oracle Corp.	109,558	3,194,711
Parametric Technology Corp.*	3,480	97,231
Progress Software Corp.(a) *	1,950	46,059
QLIK Technologies, Inc.*	2,045	65,440
Quest Software, Inc.*	2,100	48,867
Red Hat, Inc.*	5,400	323,406
Rovi Corp.*	3,151	102,565
Salesforce.com, Inc.*	3,500	540,785
Solarwinds, Inc.*	1,750	67,638
Solera Holdings, Inc.	1,984	91,046
SS&C Technologies Holdings, Inc.*	195	4,549
Symantec Corp.*	20,392	381,330
Synopsys, Inc.*	4,200	128,772
Take-Two Interactive Software, Inc.*	2,150	33,078
TIBCO Software, Inc.*	4,600	140,300
TiVo, Inc.(a) *	2,872	34,435
Tyler Technologies, Inc.*	700	26,887
Verint Systems, Inc.*	406	13,150
VMware, Inc.*	2,347	263,732
		16,359,690
Specialty Retail — 2.4%
Aaron's, Inc.	2,250	58,275
Abercrombie & Fitch Co., Class A	2,500	124,025
Advance Auto Parts, Inc.	2,100	185,997
Aeropostale, Inc.*	2,700	58,374
American Eagle Outfitters, Inc.	5,750	98,842
Ann, Inc.(a) *	1,550	44,392
Ascena Retail Group, Inc.(a) *	2,000	88,640
AutoNation, Inc.(a) *	961	32,972
AutoZone, Inc.*	700	260,260
Bed Bath & Beyond, Inc.*	6,821	448,617
Best Buy Co., Inc.(a)	8,725	206,608
Buckle, Inc. (The)(a)	900	43,110
Cabela's, Inc.(a) *	1,100	41,965
Carmax, Inc.*	6,346	219,889
Chico's FAS, Inc.	5,400	81,540
Childrens Place Retail Stores, Inc.(a) *	700	36,169
Collective Brands, Inc.(a) *	1,400	27,524
Dick's Sporting Goods, Inc.(a)	2,800	134,624
DSW, Inc., Class A	700	38,339
Express, Inc.*	900	22,482
Finish Line Inc. (The), Class A	1,500	31,830
Foot Locker, Inc.	4,100	127,305
GameStop Corp., Class A(a)	4,388	95,834
Gap, Inc. (The)	10,016	261,818
Genesco, Inc.(a) *	700	50,155
Group 1 Automotive, Inc.(a)	500	28,085
Guess?, Inc.	1,900	59,375
Hibbett Sports, Inc.(a) *	700	38,185
Home Depot, Inc.	43,721	2,199,604
Jos. A. Bank Clothiers, Inc.*	750	37,808
Lowe's Cos, Inc.	36,070	1,131,877
Ltd. Brands, Inc.	7,695	369,360
Men's Wearhouse, Inc.(a)	1,750	67,847
Monro Muffler Brake, Inc.(a)	800	33,192
O'Reilly Automotive, Inc.*	3,700	337,995
Office Depot, Inc.*	1,500	5,175
Orchard Supply Hardware Stores Corp., Class A*	53	1,094
Penske Auto Group, Inc.(a)	1,000	24,630

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
PetSmart, Inc.	3,400	$194,548
Pier 1 Imports, Inc.(a) *	3,200	58,176
Rent-A-Center, Inc.(a)	1,700	64,175
Ross Stores, Inc.	6,800	395,080
Sally Beauty Holdings, Inc.*	4,602	114,130
Select Comfort Corp.(a) *	1,400	45,346
Signet Jewelers Ltd.	2,400	113,472
Staples, Inc.	19,850	321,173
Tiffany & Co.	3,406	235,457
TJX Cos, Inc.	22,000	873,620
Tractor Supply Co.	2,800	253,568
Ulta Salon Cosmetics & Fragrance, Inc.	1,600	148,624
Urban Outfitters, Inc.*	3,100	90,241
Vitamin Shoppe, Inc.(a) *	600	26,526
Williams-Sonoma, Inc.	2,900	108,692
Zumiez, Inc.*	600	21,666
		10,218,307
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.*	1,400	69,678
Coach, Inc.	8,210	634,469
Columbia Sportswear Co.(a)	400	18,980
CROCS, Inc.*	2,300	48,116
Deckers Outdoor Corp.(a) *	1,200	75,660
Fossil, Inc.*	1,669	220,275
Hanesbrands, Inc.(a) *	2,601	76,834
Iconix Brand Group, Inc.(a) *	1,472	25,583
Lululemon Athletica, Inc.*	1,800	134,424
NIKE, Inc., Class B	10,005	1,084,942
PVH Corp.	1,700	151,861
Ralph Lauren Corp.	2,000	348,660
Steven Madden Ltd.(a) *	1,200	51,300
Under Armour, Inc., Class A(a) *	1,100	103,400
VF Corp.	2,500	364,950
Warnaco Group, Inc. (The)*	1,000	58,400
Wolverine World Wide, Inc.	1,600	59,488
		3,527,020
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,239	38,415
Hudson City Bancorp, Inc.	13,407	98,005
New York Community Bancorp, Inc.(a)	10,665	148,350
Northwest Bancshares, Inc.(a)	2,675	33,972
Ocwen Financial Corp.*	3,000	46,890
People's United Financial, Inc.(a)	11,010	145,772
TFS Financial Corp.*	2,631	24,995
Washington Federal, Inc.	2,947	49,569
		585,968
Tobacco — 1.6%
Altria Group, Inc.	56,922	1,757,182
Lorillard, Inc.	3,700	479,076
Philip Morris International, Inc.	45,300	4,014,033
Reynolds American, Inc.	9,865	408,806
Universal Corp.(a)	600	27,960
Vector Group Ltd.	1,928	34,164
		6,721,221
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.(a)	964	39,649
Beacon Roofing Supply, Inc.(a) *	1,100	28,336
Fastenal Co.(a)	7,800	421,980
GATX Corp.	1,100	44,330
MSC Industrial Direct Co., Class A	1,400	116,592
Textainer Group Holdings Ltd.(a)	1,121	38,002
United Rentals, Inc.(a) *	1,400	60,046
Watsco, Inc.(a)	800	59,232
WESCO International, Inc.(a) *	1,100	71,841
WW Grainger, Inc.	1,700	365,177
		1,245,185
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	166,747
Aqua America, Inc.(a)	4,034	89,918
		256,665
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	7,903	421,546
MetroPCS Communications, Inc.*	8,400	75,768
NII Holdings, Inc.*	4,600	84,226
SBA Communications Corp., Class A(a) *	2,900	147,349
Sprint Nextel Corp.*	85,067	242,441
Telephone & Data Systems, Inc.(a)	2,213	51,231
United States Cellular Corp.(a) *	230	9,414
		1,031,975
TOTAL COMMON STOCKS
(Identified Cost $254,048,793)		407,078,391

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,205,567	17,890,626
TOTAL MUTUAL FUNDS
(Identified Cost $13,745,189)		17,890,626

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,321,092	2,321,092
		2,321,093
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,321,093)		2,321,093

COLLATERAL FOR SECURITIES ON LOAN — 5.2%
Short-Term — 5.2%
State Street Navigator Securities Lending Prime Portfolio	22,213,388	22,213,388
		22,213,388
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $22,213,388)		22,213,388

Total Investments — 105.2%
(Identified Cost $292,328,463)#		449,503,498
Liabilities, Less Cash and Other Assets — (5.2%)		(22,145,947)

Net Assets — 100.0%		$427,357,551
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2012, the market value of the securities on loan was $22,060,493.
#	At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $292,328,463. Net unrealized appreciation aggregated $157,175,035 of which $168,297,187 related to appreciated investment securities and $11,122,152 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA U.S. Core Market Fund

March 31, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	19.7%
Financials	17.3%
Consumer Discretionary	11.8%
Health Care	10.9%
Industrials	10.7%
Energy	10.3%
Consumer Staples	9.5%
Materials	3.9%
Utilities	3.4%
Telecommunication Services	2.5%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	11,264	$797,153
Northrop Grumman Corp.(a)	48,382	2,955,173
Raytheon Co.	5,892	310,980
		4,063,306
Air Freight & Logistics — 0.0%
FedEx Corp.	491	45,152
Airlines — 0.3%
Southwest Airlines Co.	126,100	1,039,064
Automobiles — 0.2%
General Motors Co.*	25,673	658,512
Beverages — 1.1%
Beam, Inc.	24,799	1,452,478
Constellation Brands, Inc., Class A*	30,934	729,733
Molson Coors Brewing Co., Class B	27,145	1,228,311
		3,410,522
Building Products — 0.4%
Fortune Brands Home & Security, Inc.*	24,799	547,314
Owens Corning(a) *	20,018	721,248
		1,268,562
Capital Markets — 1.0%
American Capital Ltd.*	16,790	145,569
Bank of New York Mellon Corp. (The)	6,239	150,547
E*Trade Financial Corp.*	6,890	75,445
Legg Mason, Inc.	23,477	655,713
Morgan Stanley	109,965	2,159,713
		3,186,987
Chemicals — 0.3%
Ashland, Inc.	14,733	899,597
Cytec Industries, Inc.	1,885	114,589
Huntsman Corp.	4,150	58,142
LyondellBasell Industries NV, Class A	406	17,722
		1,090,050
Commercial Banks — 1.6%
CIT Group, Inc.*	5,752	237,212
KeyCorp	126,159	1,072,352
Regions Financial Corp.	184,756	1,217,542
SunTrust Banks, Inc.	81,987	1,981,626
Zions Bancorporation(a)	24,798	532,165
		5,040,897
Commercial Services & Supplies — 0.5%
Covanta Holding Corp.	3,339	54,192
R.R. Donnelley & Sons Co.(a)	21,147	262,011
Republic Services, Inc.	38,907	1,188,998
		1,505,201
Communications Equipment — 0.0%
Brocade Communications Systems, Inc.*	547	3,145
Computers & Peripherals — 0.5%
Hewlett-Packard Co.	30,700	731,581
Western Digital Corp.*	24,029	994,560
		1,726,141
Construction & Engineering — 0.3%
Aecom Technology Corp.*	1,499	33,533
Quanta Services, Inc.*	14,430	301,587
URS Corp.	12,610	536,177
		871,297
Construction Materials — 0.2%
Vulcan Materials Co.	19,042	813,665
Consumer Finance — 0.9%
Capital One Financial Corp.	53,277	2,969,660
Containers & Packaging — 0.1%
Rock-Tenn Co., Class A	2,450	165,522
Sealed Air Corp.	7,770	150,039
		315,561
Diversified Consumer Services — 0.0%
Service Corp. International	5,594	62,988
Diversified Financial Services — 6.9%
Bank of America Corp.	737,905	7,061,751
Citigroup, Inc.	263,215	9,620,508
CME Group, Inc.	10,093	2,920,208
JPMorgan Chase & Co.	38,067	1,750,321
NASDAQ OMX Group, Inc. (The)*	28,325	733,617
		22,086,405
Diversified Telecommunication Services — 5.6%
AT&T, Inc.	419,977	13,115,882
CenturyLink, Inc.	66,363	2,564,930
Frontier Communications Corp.(a)	41,385	172,575
Verizon Communications, Inc.	57,266	2,189,279
		18,042,666
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	20,100	843,597
Avnet, Inc.*	25,300	920,667
AVX Corp.	8,790	116,555
Corning, Inc.	66,401	934,926
Ingram Micro, Inc., Class A*	27,569	511,681
Tech Data Corp.*	2,403	130,387
		3,457,813
Energy Equipment & Services — 2.7%
Helmerich & Payne, Inc.	17,367	936,950
Nabors Industries Ltd.*	55,062	963,034
National Oilwell Varco, Inc.	50,996	4,052,652
Noble Corp.*	14,534	544,589
Patterson-UTI Energy, Inc.	23,910	413,404
Rowan Cos, Inc.*	19,250	633,902
Tidewater, Inc.(a)	8,682	469,002
Transocean Ltd.	4,396	240,461
Unit Corp.*	600	25,656
Weatherford International Ltd.*	35,367	533,688
		8,813,338
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	201,216	9,014,477
Safeway, Inc.(a)	38,038	768,748
		9,783,225
Food Products — 5.0%
Archer-Daniels-Midland Co.	99,142	3,138,836
Bunge Ltd.	15,322	1,048,638
J.M. Smucker Co. (The)	18,726	1,523,547
Kraft Foods, Inc., Class A	214,553	8,155,159
Post Holdings, Inc.*	3,214	105,837
Ralcorp Holdings, Inc.*	6,429	476,325
Smithfield Foods, Inc.*	26,819	590,823
Tyson Foods, Inc., Class A	52,207	999,764
		16,038,929
Health Care Equipment & Supplies — 0.9%
Alere, Inc.(a) *	4,336	112,779
Boston Scientific Corp.*	178,629	1,068,202
CareFusion Corp.*	29,859	774,244
Hologic, Inc.*	39,197	844,695

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Teleflex, Inc.(a)	2,591	$158,440
		2,958,360
Health Care Providers & Services — 3.6%
Aetna, Inc.	66,065	3,313,820
CIGNA Corp.	117	5,762
Coventry Health Care, Inc.	22,712	807,866
Humana, Inc.	23,386	2,162,737
Omnicare, Inc.(a)	17,426	619,843
WellPoint, Inc.	64,107	4,731,097
		11,641,125
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	90,764	2,911,709
Hyatt Hotels Corp., Class A*	457	19,523
MGM Resorts International*	88,290	1,202,510
Penn National Gaming, Inc.(a) *	6,557	281,820
Royal Caribbean Cruises Ltd.	34,910	1,027,401
Wyndham Worldwide Corp.	28,665	1,333,209
		6,776,172
Household Durables — 1.0%
DR Horton, Inc.(a)	42,255	641,008
Lennar Corp., Class A	25,133	683,115
Mohawk Industries, Inc.*	11,968	795,992
Toll Brothers, Inc.(a) *	27,590	661,884
Whirlpool Corp.	4,460	342,796
		3,124,795
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)*	51,789	676,882
Calpine Corp.*	36,984	636,495
NRG Energy, Inc.*	27,286	427,571
		1,740,948
Industrial Conglomerates — 4.7%
General Electric Co.	630,576	12,655,660
Tyco International Ltd.	46,192	2,595,067
		15,250,727
Insurance — 8.6%
Allied World Assurance Co., Holdings Ltd.	6,278	431,110
Allstate Corp.	42,929	1,413,223
Alterra Capital Holdings Ltd.(a)	1,399	32,149
American Financial Group, Inc.	18,578	716,739
American International Group, Inc.*	10,495	323,561
American National Insurance Co.	3,008	218,140
Assurant, Inc.	16,949	686,434
Assured Guaranty Ltd.	602	9,945
Axis Capital Holdings Ltd.	20,253	671,792
CNA Financial Corp.	42,266	1,239,662
Everest Re Group Ltd.	7,352	680,207
Genworth Financial, Inc., Class A*	74,443	619,366
Hartford Financial Services Group, Inc.	70,673	1,489,787
Lincoln National Corp.	52,189	1,375,702
Loews Corp.	72,979	2,909,673
MetLife, Inc.	149,973	5,601,492
Old Republic International Corp.(a)	41,075	433,341
PartnerRe Ltd.	5,112	347,054
Principal Financial Group, Inc.	15,417	454,956
Prudential Financial, Inc.	72,188	4,575,997
Reinsurance Group of America, Inc.	12,042	716,138
Unum Group	54,828	1,342,189
Validus Holdings Ltd.	10,899	337,324
XL Group PLC	44,242	959,609
		27,585,590
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive, Class A*	102,856	1,963,521
Internet Software & Services — 0.5%
IAC/InterActiveCorp	14,491	711,363
Yahoo!, Inc.*	57,210	870,736
		1,582,099
IT Services — 0.7%
Computer Sciences Corp.	27,761	831,164
Fidelity National Information Services, Inc.	44,793	1,483,544
		2,314,708
Life Sciences Tools & Services — 1.3%
Life Technologies Corp.*	750	36,615
PerkinElmer, Inc.	11,180	309,239
Thermo Fisher Scientific, Inc.	65,998	3,720,967
		4,066,821
Machinery — 1.0%
AGCO Corp.*	5,847	276,037
Ingersoll Rand PLC	27,796	1,149,365
Pentair, Inc.(a)	11,168	531,708
Stanley Black & Decker, Inc.	15,630	1,202,885
		3,159,995
Media — 11.1%
CBS Corp., Class A	8,400	287,448
CBS Corp., Class B	85,093	2,885,504
Clear Channel Outdoor Holdings, Inc., Class A*	4,600	36,708
Comcast Corp., Class A	317,237	9,520,282
Comcast Corp., Class A Special	122,831	3,624,743
Gannett Co., Inc.	7,910	121,260
News Corp., Class A	294,411	5,796,953
News Corp., Class B	110,939	2,216,561
Time Warner Cable, Inc.	57,900	4,718,850
Time Warner, Inc.	166,591	6,288,810
Washington Post Co. (The), Class B(a)	1,126	420,640
		35,917,759
Metals & Mining — 1.0%
Alcoa, Inc.	171,685	1,720,284
Cliffs Natural Resources, Inc.	2,744	190,049
Coeur d'Alene Mines Corp.*	1,758	41,735
Reliance Steel & Aluminum Co.	12,193	688,660
Steel Dynamics, Inc.	28,316	411,715
United States Steel Corp.(a)	3,441	101,062
		3,153,505
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	41,479	1,269,672
Multiline Retail — 0.9%
Dillard's, Inc., Class A(a)	945	59,554
J.C. Penney Co., Inc.(a)	34,744	1,230,980
Macy's, Inc.	8,851	351,650
Sears Holdings Corp.(a) *	18,919	1,253,384
		2,895,568
Office Electronics — 0.4%
Xerox Corp.	150,729	1,217,890
Oil, Gas & Consumable Fuels — 15.4%
Anadarko Petroleum Corp.	80,910	6,338,490
Apache Corp.	34,759	3,491,194
Chesapeake Energy Corp.(a)	106,266	2,462,183
Chevron Corp.	44,955	4,820,974
ConocoPhillips	170,561	12,964,342
Denbury Resources, Inc.*	33,941	618,745
Devon Energy Corp.	32,974	2,345,111

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Hess Corp.	47,336	$2,790,457
HollyFrontier Corp.	2,020	64,943
Marathon Oil Corp.	115,078	3,647,973
Marathon Petroleum Corp.	57,539	2,494,891
Murphy Oil Corp.	20,268	1,140,480
Pioneer Natural Resources Co.	17,531	1,956,284
Plains Exploration & Production Co.*	22,622	964,828
QEP Resources, Inc.	12,345	376,523
Tesoro Corp.*	13,360	358,582
Valero Energy Corp.	91,951	2,369,577
Whiting Petroleum Corp.*	1,484	80,581
Williams Companies, Inc. (The)	10,752	331,269
		49,617,427
Paper & Forest Products — 1.3%
Domtar Corp.	6,754	644,196
International Paper Co.	74,679	2,621,233
MeadWestvaco Corp.	28,813	910,203
		4,175,632
Pharmaceuticals — 3.7%
Endo Pharmaceuticals Holdings, Inc.*	3,584	138,809
Forest Laboratories, Inc.*	1,706	59,181
Pfizer, Inc.	517,955	11,736,860
		11,934,850
Road & Rail — 5.3%
CSX Corp.	190,215	4,093,427
Hertz Global Holdings, Inc.*	24,203	364,013
Norfolk Southern Corp.	65,200	4,292,116
Ryder System, Inc.	9,500	501,600
Union Pacific Corp.	74,089	7,963,086
		17,214,242
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc.*	108,402	878,056
Software — 0.3%
Activision Blizzard, Inc.(a)	85,074	1,090,649
Specialty Retail — 0.5%
Best Buy Co., Inc.(a)	10,612	251,292
Foot Locker, Inc.	17,769	551,728
GameStop Corp., Class A(a)	19,131	417,821
Orchard Supply Hardware Stores Corp., Class A*	854	17,635
Staples, Inc.	29,722	480,902
		1,719,378
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	9,401
Wireless Telecommunication Services — 0.8%
MetroPCS Communications, Inc.*	48,793	440,113
NII Holdings, Inc.*	2,772	50,755
Sprint Nextel Corp.*	464,664	1,324,293
Telephone & Data Systems, Inc.(a)	18,382	425,543
United States Cellular Corp.(a) *	6,900	282,417
		2,523,121
TOTAL COMMON STOCKS
(Identified Cost $273,256,287)		322,075,097

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	755,027	755,027
		755,028
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $755,028)		755,028

COLLATERAL FOR SECURITIES ON LOAN— 4.4%
Short-Term — 4.4%
State Street Navigator Securities Lending Prime Portfolio	14,025,399	14,025,399
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $14,025,399)		14,025,399

Total Investments — 104.5%
(Identified Cost $288,036,714)#		336,855,524
Liabilities, Less Cash and Other Assets — (4.5%)		(14,623,654)

Net Assets — 100.0%		$322,231,870
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2012, the market value of the securities on loan was $15,324,202.
#	At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $288,036,714. Net unrealized appreciation aggregated $48,818,810 of which $80,229,665 related to appreciated investment securities and $31,410,855 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

March 31, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	19.1%
Energy	18.1%
Consumer Discretionary	16.4%
Industrials	13.8%
Health Care	9.5%
Consumer Staples	9.0%
Telecommunication Services	6.4%
Information Technology	3.8%
Materials	3.0%
Utilities	0.9%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.2%
Aerospace & Defense — 1.9%
AAR Corp.	9,000	$164,250
Aerovironment, Inc.(a) *	4,618	123,809
Alliant Techsystems, Inc.	1,618	81,094
Allied Defense Group, Inc. (The)(a) (b)	1,000	3,150
American Science & Engineering, Inc.	2,000	134,100
Arotech Corp.*	2,757	3,419
Astronics Corp.*	1,851	64,711
Astronics Corp., Class B(a) *	185	6,429
Ceradyne, Inc.	5,525	179,894
CPI Aerostructures, Inc.*	1,342	19,956
Cubic Corp.	6,700	316,776
Curtiss-Wright Corp.	10,953	405,371
DigitalGlobe, Inc.(a) *	9,173	122,368
Ducommun, Inc.*	2,055	24,454
Esterline Technologies Corp.*	6,669	476,567
GenCorp, Inc.(a) *	13,000	92,300
GeoEye, Inc.*	4,700	113,129
HEICO Corp.(a)	3,655	188,561
HEICO Corp., Class A	4,875	195,731
Hexcel Corp.*	19,430	466,514
Huntington Ingalls Industries, Inc.*	1,725	69,414
Innovative Solutions & Support, Inc.*	4,950	21,829
Kratos Defense & Security Solutions, Inc.(a)*	6,518	34,806
LMI Aerospace, Inc.*	2,400	43,680
Moog, Inc., Class A(a) *	9,348	400,936
National Presto Industries, Inc.(a)	1,000	75,860
Orbital Sciences Corp.*	13,200	173,580
Sparton Corp.*	700	6,720
Sypris Solutions, Inc.	4,000	16,200
Taser International, Inc.(a) *	7,616	33,053
Teledyne Technologies, Inc.*	8,099	510,642
Triumph Group, Inc.	6,959	436,051
		5,005,354
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	81,002
Atlas Air Worldwide Holdings, Inc.*	5,768	283,843
Forward Air Corp.	6,430	235,788
HUB Group, Inc., Class A*	8,300	299,049
Pacer International, Inc.(a) *	5,200	32,864
Park-Ohio Holdings Corp.*	3,058	61,313
UTi Worldwide, Inc.	19,667	338,863
XPO Logistics, Inc.*	876	14,717
		1,347,439
Airlines — 0.4%
Allegiant Travel Co.(a) *	4,800	261,600
ATA Holdings Corp.(b) *	600	—
Hawaiian Holdings, Inc.(a) *	11,300	59,099
JetBlue Airways Corp.(a) *	56,467	276,124
Pinnacle Airlines Corp.(a) *	5,350	7,223
Republic Airways Holdings, Inc.(a) *	9,900	48,906
Skywest, Inc.	14,100	155,805
US Airways Group, Inc.*	40,550	307,774
		1,116,531
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	12,548	146,937
Amerigon, Inc.*	4,201	67,972
Cooper Tire & Rubber Co.	13,300	202,426
Dana Holding Corp.	11,370	176,235
Dorman Products, Inc.(a) *	3,650	184,690
Drew Industries, Inc.(a) *	4,800	131,088
Exide Technologies(a) *	17,000	53,210
Federal Mogul Corp.*	15,600	268,476
Fuel Systems Solutions, Inc.(a) *	4,600	120,336
Modine Manufacturing Co.*	10,100	89,183
Motorcar Parts of America, Inc.(a) *	2,441	23,482
Shiloh Industries, Inc.	3,600	34,308
Spartan Motors, Inc.(a)	6,900	36,501
Standard Motor Products, Inc.	4,420	78,411
Stoneridge, Inc.(a) *	6,100	60,329
Strattec Security Corp.	700	16,380
Superior Industries International, Inc.(a)	5,600	109,424
Tenneco, Inc.*	8,968	333,161
UQM Technologies, Inc.(a) *	5,620	8,318
Williams Controls, Inc.	1,100	12,056
		2,152,923
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	422,904
Winnebago Industries(a) *	6,500	63,700
		486,604
Beverages — 0.2%
Boston Beer Co., Inc., Class A(a) *	2,400	256,296
Central European Distribution Corp.(a) *	3,257	16,643
Coca-Cola Bottling Co., Consolidated(a)	1,262	79,178
Craft Brewers Alliance, Inc.(a) *	3,511	26,894
MGP Ingredients, Inc.(a)	5,072	27,288
National Beverage Corp.(a) *	10,920	175,157
		581,456
Biotechnology — 2.1%
Achillion Pharmaceuticals, Inc.*	4,367	41,836
Affymax, Inc.(a) *	8,885	104,310
Alkermes PLC(a) *	23,333	432,827
Allos Therapeutics, Inc.(a) *	20,200	29,896
Alnylam Pharmaceuticals, Inc.(a) *	5,655	62,601
AMAG Pharmaceuticals, Inc.*	3,900	62,127
Amylin Pharmaceuticals, Inc.(a) *	7,081	176,742
ARCA Biopharma, Inc.(a) *	600	546
Ariad Pharmaceuticals, Inc.*	26,550	423,472
Arqule, Inc.(a) *	13,750	96,387
Astex Pharmaceuticals, Inc.(a) *	17,300	32,178
AVEO Pharmaceuticals, Inc.(a) *	7,811	96,935
BioMimetic Therapeutics, Inc.(a) *	3,110	7,682
Celldex Therapeutics, Inc.(a) *	5,757	29,303
Celsion Corp.(a) *	2,900	5,510
Cepheid, Inc.(a) *	2,240	93,699
Cleveland Biolabs, Inc.(a) *	1,100	2,706
Codexis, Inc.(a) *	7,350	26,827
Cubist Pharmaceuticals, Inc.(a) *	6,795	293,884
Curis, Inc.(a) *	13,600	65,552
Cytokinetics, Inc.*	13,046	15,003
Dusa Pharmaceuticals, Inc.*	5,017	31,406
Dynavax Technologies Corp.*	9,900	50,094
Emergent Biosolutions, Inc.*	7,843	125,488
Enzon Pharmaceuticals, Inc.(a) *	13,152	89,960
Exelixis, Inc.(a) *	1,793	9,288
Genomic Health, Inc.(a) *	3,110	95,197
Geron Corp.(a) *	16,604	28,061
GTx, Inc.(a) *	12,547	48,306
Halozyme Therapeutics, Inc.(a) *	4,869	62,128
iBio, Inc.(a) *	2,200	2,464
Idenix Pharmaceuticals, Inc.(a) *	10,038	98,272
Idera Pharmaceuticals, Inc.*	4,700	8,131
Immunomedics, Inc.(a) *	16,908	61,376
Incyte Corp. Ltd.(a) *	24,306	469,106
Maxygen, Inc.(a) *	12,058	69,213

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Medivation, Inc.*	3,046	$227,597
Molecular Insight Pharmaceuticals, Inc.(b) *	3,500	—
Momenta Pharmaceuticals, Inc.(a) *	9,866	151,147
Myrexis, Inc.(a) *	3,735	11,317
Myriad Genetics, Inc.*	20,343	481,315
Nabi Biopharmaceuticals(a) *	26,243	48,812
Nanosphere, Inc.*	4,259	8,518
OncoGenex Pharmaceutical, Inc.*	15	199
PDL BioPharma, Inc.(a)	34,451	218,764
Progenics Pharmaceuticals, Inc.(a) *	6,500	64,350
Repligen Corp.*	9,894	58,375
Rigel Pharmaceuticals, Inc.*	15,660	126,063
Sangamo Biosciences, Inc.(a) *	5,574	27,313
Sciclone Pharmaceuticals, Inc.(a) *	18,255	115,189
Seattle Genetics, Inc.(a) *	21,246	432,993
Spectrum Pharmaceuticals, Inc.(a) *	12,000	151,560
StemCells, Inc.(a) *	1,710	1,898
Synageva BioPharma Corp.(a) *	1,242	44,551
Synta Pharmaceuticals Corp.*	4,121	17,926
Synthetic Biologics, Inc.(a) *	846	1,861
Targacept, Inc.(a) *	1,758	9,001
Theravance, Inc.(a) *	295	5,753
Zalicus, Inc.*	6,284	7,541
		5,560,556
Building Products — 0.8%
A.O. Smith Corp.	8,852	397,897
AAON, Inc.(a)	5,850	118,112
Ameresco, Inc., Class A(a) *	4,779	64,756
American Woodmark Corp.	3,200	57,600
Apogee Enterprises, Inc.	6,300	81,585
Builders FirstSource, Inc.(a) *	17,652	74,668
Gibraltar Industries, Inc.*	6,800	103,020
Griffon Corp.(a)	13,149	140,694
Insteel Industries, Inc.	4,000	48,600
PGT, Inc.(a) *	3,525	6,380
Quanex Building Products Corp.(a)	7,625	134,429
Simpson Manufacturing Co., Inc.	12,100	390,225
Trex Co., Inc.(a) *	2,700	86,616
U.S. Home Systems, Inc.	1,100	10,252
Universal Forest Products, Inc.(a)	4,200	144,816
USG Corp.(a) *	9,012	155,006
		2,014,656
Capital Markets — 1.2%
Artio Global Investors, Inc.(a)	9,194	43,855
BGC Partners, Inc., Class A(a)	20,981	155,050
Calamos Asset Management, Inc.	4,127	54,105
Cohen & Steers, Inc.(a)	9,306	296,861
Cowen Group, Inc., Class A*	21,745	58,929
Duff & Phelps Corp., Class A	7,190	111,733
Edelman Financial Group, Inc.	7,252	47,936
Epoch Holding Corp.(a)	4,647	110,970
Evercore Partners, Inc., Class A	5,419	157,530
Firstcity Financial Corp.(a) *	2,100	18,354
GAMCO Investors, Inc., Class A(a)	1,700	84,337
GFI Group, Inc.(a)	25,121	94,455
Gleacher & Co., Inc.(a) *	24,754	33,665
Greenhill & Co., Inc.	975	42,549
Harris & Harris Group, Inc.(a) *	7,000	29,050
HFF, Inc., Class A*	8,368	137,821
ICG Group, Inc.*	8,600	76,970
Intl. FCStone, Inc.*	3,884	81,952
Investment Technology Group, Inc.*	9,700	116,012
Janus Capital Group, Inc.(a)	5,567	49,602
JMP Group, Inc.	3,620	26,716
KBW, Inc.(a)	7,474	138,269
Knight Capital Group, Inc., Class A(a) *	23,916	307,799
MCG Capital Corp.(a)	16,757	71,217
Medallion Financial Corp.(a)	3,400	37,944
Oppenheimer Holdings, Inc., Class A	2,133	37,008
Penson Worldwide, Inc.(a) *	3,979	2,706
Piper Jaffray Cos.(a) *	4,324	115,105
Pzena Investment Management, Inc., Class A	794	4,645
Safeguard Scientifics, Inc.(a) *	3,700	63,640
Stifel Financial Corp.*	10,785	408,104
SWS Group, Inc.	5,901	33,754
Teton Advisors, Inc.(a)	25	388
Virtus Investment Partners, Inc.*	905	77,631
Westwood Holdings Group, Inc.	713	27,614
		3,154,276
Chemicals — 2.2%
A. Schulman, Inc.	6,427	173,658
American Pacific Corp.*	1,000	7,520
American Vanguard Corp.(a)	6,233	135,194
Arabian American Development Co.*	2,693	24,991
Balchem Corp.	6,525	197,381
Calgon Carbon Corp.(a) *	14,175	221,272
Chase Corp.	700	11,025
Chemtura Corp.*	18,226	309,477
Core Molding Technologies, Inc.*	1,500	13,800
Ferro Corp.*	19,000	112,860
Georgia Gulf Corp.(a) *	7,462	260,275
H.B. Fuller Co.	12,300	403,809
Hawkins, Inc.	1,824	67,853
Innophos Holdings, Inc.	4,800	240,576
Innospec, Inc.*	5,100	154,938
Intrepid Potash, Inc.*	1,553	37,784
KMG Chemicals, Inc.	2,500	45,125
Koppers Holdings, Inc.	4,400	169,664
Kraton Performance Polymers, Inc.*	7,917	210,355
Landec Corp.*	10,074	65,783
LSB Industries, Inc.*	5,556	216,240
Minerals Technologies, Inc.	4,400	287,804
NewMarket Corp.(a)	1,252	234,625
Olin Corp.(a)	20,077	436,675
OM Group, Inc.*	6,900	189,819
Omnova Solutions, Inc.(a) *	9,840	66,420
Penford Corp.*	3,648	24,660
PolyOne Corp.	20,800	299,520
Quaker Chemical Corp.	2,987	117,837
Sensient Technologies Corp.	11,300	429,400
Spartech Corp.*	6,900	33,672
Stepan Co.	1,700	149,260
Tredegar Corp.	8,700	170,433
Valhi, Inc.	548	29,071
Zep, Inc.	4,300	61,920
Zoltek Cos., Inc.*	11,060	125,199
		5,735,895
Commercial Banks — 6.9%
1st Source Corp.(a)	5,867	143,565
1st United Bancorp, Inc.*	5,096	30,831
Ameris Bancorp*	4,905	64,452
AmeriServ Financial, Inc.*	4,400	11,528
Arrow Financial Corp.(a)	2,544	62,074
Associated Banc-Corp.	7,347	102,564
Bancfirst Corp.(a)	3,000	130,680

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Bancorp, Inc.*	5,800	$58,232
Bancorpsouth, Inc.(a)	18,401	247,861
BancTrust Financial Group, Inc.*	3,390	4,882
Bank of Hawaii Corp.(a)	2,781	134,461
Bank of the Ozarks, Inc.(a)	8,000	250,080
Banner Corp.	3,197	70,430
BBCN Bancorp, Inc.*	19,513	217,180
Boston Private Financial Holdings, Inc.	18,225	180,610
Bryn Mawr Bank Corp.(a)	2,292	51,432
Camden National Corp.(a)	2,000	70,300
Capital City Bank Group, Inc.(a)	2,541	18,930
CapitalSource, Inc.	68,837	454,324
Cardinal Financial Corp.	6,692	75,620
Cathay General Bancorp(a)	17,310	306,387
Center Bancorp, Inc.	3,180	31,895
Centerstate Banks of Florida, Inc.	4,385	35,782
Central Pacific Financial Corp.*	997	12,911
Chemical Financial Corp.(a)	5,576	130,701
Citizens Republic Bancorp, Inc.*	1,706	26,631
City Holding Co.(a)	6,502	225,749
CNB Financial Corp.	1,780	29,744
CoBiz Financial, Inc.	6,875	48,606
Colony Bankcorp, Inc.(a) *	1,100	4,257
Columbia Banking System, Inc.(a)	8,815	200,806
Community Bank System, Inc.(a)	8,319	239,421
Community Trust Bancorp, Inc.(a)	4,498	144,251
CVB Financial Corp.(a)	26,555	311,756
Encore Bancshares, Inc.*	1,525	31,064
Enterprise Financial Services Corp.(a)	3,156	37,051
Fidelity Southern Corp.	101	681
Financial Institutions, Inc.	3,105	50,208
First Bancorp(a)	3,400	37,162
First BanCorp(a) *	2,739	12,052
First Busey Corp., Class A	18,429	91,039
First California Financial Group, Inc.*	300	1,749
First Citizens BancShares, Inc.	200	36,538
First Commonwealth Financial Corp.	24,031	147,070
First Community Bancshares, Inc.	3,311	44,235
First Financial Bancorp(a)	13,758	238,013
First Financial Bankshares, Inc.(a)	7,102	250,061
First Financial Corp.(a)	3,200	101,600
First Financial Service Corp.*	440	1,430
First Interstate Bancsystem, Inc.(a)	2,918	42,661
First Merchants Corp.(a)	5,902	72,831
First Midwest Bancorp, Inc.	15,686	187,918
First South Bancorp, Inc.(a) *	1,100	4,400
FirstMerit Corp.	21,082	355,443
FNB Corp.(a)	31,775	383,842
Fulton Financial Corp.	43,949	461,464
German American Bancorp, Inc.	2,400	46,632
Glacier Bancorp, Inc.(a)	16,091	240,400
Great Southern Bancorp, Inc.	3,025	72,600
Green Bankshares, Inc.(a) *	2,220	3,752
Guaranty Bancorp*	11,800	23,482
Hanmi Financial Corp.*	1,620	16,394
Heartland Financial USA, Inc.	5,400	93,636
Heritage Commerce Corp.*	3,712	23,868
Heritage Financial Corp/WA(a)	1,186	16,130
Home Bancshares, Inc.	7,169	190,767
Hudson Valley Holding Corp.(a)	3,597	58,020
Iberiabank Corp.(a)	7,535	402,896
Independent Bank Corp.(a)	4,384	125,952
International Bancshares Corp.	15,200	321,480
Intervest Bancshares Corp.*	1,400	5,348
Investors Bancorp, Inc.*	34,155	513,008
Lakeland Bancorp, Inc.(a)	5,816	57,287
Lakeland Financial Corp.	3,189	83,010
Macatawa Bank Corp.*	6,614	22,951
MainSource Financial Group, Inc.(a)	4,530	54,587
MB Financial, Inc.	11,526	241,931
MBT Financial Corp.(a) *	7,300	17,155
Mercantile Bank Corp.*	1,265	18,001
Metro Bancorp, Inc.(a) *	4,280	50,033
Midsouth Bancorp, Inc.(a)	2,100	28,560
National Penn Bancshares, Inc.(a)	37,911	335,512
NBT Bancorp, Inc.(a)	7,860	173,549
New Century Bancorp, Inc.(a) *	200	680
NewBridge Bancorp*	3,549	17,000
Old National Bancorp	23,700	311,418
Old Second Bancorp, Inc.(a) *	3,268	5,948
OmniAmerican Bancorp, Inc.(a) *	1,604	31,053
Oriental Financial Group, Inc.(a)	9,336	112,966
Pacific Capital Bancorp*	5,452	248,666
Pacific Continental Corp.(a)	3,047	28,703
Pacific Mercantile Bancorp*	2,500	13,700
Pacific Premier Bancorp, Inc.*	300	2,400
PacWest Bancorp(a)	7,728	187,790
Park National Corp.(a)	3,450	238,637
Park Sterling Corp.*	1,725	8,280
Patriot National Bancorp, Inc.(a) *	500	925
Peapack Gladstone Financial Corp.(a)	1,312	17,738
Peoples Bancorp, Inc.	2,300	40,342
Pinnacle Financial Partners, Inc.(a) *	9,756	179,023
Preferred Bank/Los Angeles CA(a) *	593	6,986
PrivateBancorp, Inc.(a)	16,637	252,383
Prosperity Bancshares, Inc.(a)	7,833	358,751
Renasant Corp.	5,000	81,400
Republic Bancorp, Inc., Class A(a)	7,344	175,668
Republic First Bancorp, Inc.*	1,450	3,422
S&T Bancorp, Inc.	10,071	218,440
S.Y. Bancorp, Inc.(a)	2,891	67,071
Sandy Spring Bancorp, Inc.(a)	6,300	114,471
SCBT Financial Corp.(a)	2,608	85,308
Seacoast Banking Corp. of Florida*	4,572	8,047
Sierra Bancorp	2,100	20,643
Simmons First National Corp., Class A(a)	3,100	80,073
Southern Community Financial Corp.*	3,300	8,646
Southern Connecticut Bancorp, Inc.(a) *	200	376
Southside Bancshares, Inc.(a)	3,319	73,350
Southwest Bancorp, Inc.*	3,700	34,114
StellarOne Corp.(a)	4,223	50,127
Sterling Bancorp	6,040	57,924
Suffolk Bancorp*	2,200	28,578
Sun Bancorp, Inc.(a) *	6,759	23,859
Susquehanna Bancshares, Inc.	41,463	409,654
SVB Financial Group*	6,169	396,913
Synovus Financial Corp.(a)	42,409	86,938
Taylor Capital Group, Inc.(a) *	3,631	52,105
TCF Financial Corp.	3,877	46,098
Texas Capital Bancshares, Inc.(a) *	8,100	280,422
TIB Financial Corp.(a) *	114	1,475
Tompkins Financial Corp.(a)	2,420	96,945
TowneBank(a)	5,602	75,571
Trico Bancshares(a)	3,800	66,196
Trustmark Corp.(a)	13,700	342,226
UMB Financial Corp.(a)	8,900	398,141
Umpqua Holdings Corp.(a)	22,906	310,605
Union First Market Bankshares Corp.(a)	4,860	68,040

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
United Bankshares, Inc.(a)	10,300	$297,258
United Community Banks, Inc/GA(a) *	4,460	43,485
United Security Bancshares(a) *	890	2,181
Univest Corp. of Pennsylvania	3,100	52,018
Valley National Bancorp(a)	6,877	89,057
Virginia Commerce Bancorp*	5,786	50,801
Washington Banking Co.	2,374	32,785
Washington Trust Bancorp, Inc.	3,000	72,420
Webster Financial Corp.	18,456	418,398
WesBanco, Inc.(a)	5,363	108,011
West Bancorporation, Inc.(a)	5,350	53,447
West Coast Bancorp/OR*	3,519	66,579
Westamerica Bancorporation(a)	6,300	302,400
Western Alliance Bancorp*	16,297	138,036
Wilshire Bancorp, Inc.*	9,930	47,962
Wintrust Financial Corp.(a)	7,350	263,056
Yadkin Valley Financial Corp.*	1,400	4,046
		17,822,561
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	12,860	312,498
ACCO Brands Corp.*	13,050	161,950
Acorn Factor, Inc.	4,341	47,187
American Reprographics Co.*	10,300	55,517
Amrep Corp.(a) *	1,500	13,110
Asset Acceptance Capital Corp.(a) *	6,900	32,706
Asta Funding, Inc.	2,600	21,242
Brink's Co. (The)	11,652	278,133
Casella Waste Systems, Inc., Class A(a) *	7,210	44,918
Ceco Environmental Corp.(a)	3,800	29,450
Cenveo, Inc.(a) *	4,900	16,562
Champion Industries, Inc.*	2,100	1,448
Command Security Corp.*	4,300	5,848
Consolidated Graphics, Inc.*	2,500	113,125
Courier Corp.	1,857	21,541
Covanta Holding Corp.	4,872	79,073
Deluxe Corp.(a)	11,800	276,356
Encore Capital Group, Inc.*	6,000	135,300
EnergySolutions, Inc.*	19,070	93,443
EnerNOC, Inc.(a) *	4,955	35,676
Ennis, Inc.	5,800	91,756
Fuel Tech, Inc.(a) *	3,948	21,556
G&K Services, Inc., Class A	4,300	147,060
Geo Group, Inc. (The)*	13,910	264,429
Healthcare Services Group, Inc.(a)	15,629	332,429
Herman Miller, Inc.(a)	12,502	287,046
HNI Corp.(a)	10,511	291,680
Innerworkings, Inc.(a) *	10,529	122,663
Interface, Inc., Class A	9,293	129,637
Intersections, Inc.	4,100	52,398
KAR Auction Services, Inc.*	7,629	123,666
Kimball International, Inc., Class B(a)	4,900	33,859
Knoll, Inc.	11,450	190,528
Mcgrath Rentcorp	5,300	170,183
Metalico, Inc.*	12,495	53,354
Mine Safety Appliances Co.(a)	9,200	377,936
Mobile Mini, Inc.(a) *	9,585	202,435
Multi-Color Corp.(a)	2,674	60,192
NL Industries, Inc.(a)	11,700	174,330
Portfolio Recovery Associates, Inc.(a) *	3,600	258,192
Quad/Graphics, Inc.(a)	556	7,728
Schawk, Inc.	5,600	70,056
Standard Parking Corp.*	4,000	82,000
Standard Register Co.(a)	5,600	7,000
Steelcase, Inc., Class A	19,823	190,301
SYKES Enterprises, Inc.*	11,326	178,951
Team, Inc.(a) *	4,200	129,990
Tetra Tech, Inc.*	13,589	358,206
TRC Cos., Inc.*	7,000	42,770
UniFirst Corp.	3,000	184,650
United Stationers, Inc.	12,800	397,184
US Ecology, Inc.	3,766	81,873
Versar, Inc.(a) *	2,000	5,400
Viad Corp.	4,500	87,435
Virco Manufacturing	2,494	5,113
		6,989,069
Communications Equipment — 2.0%
ADTRAN, Inc.	7,846	244,717
Anaren, Inc.*	3,900	71,565
Arris Group, Inc.*	29,127	329,135
Aviat Networks, Inc.*	15,448	43,563
Aware, Inc.(a) *	4,900	19,110
Bel Fuse, Inc., Class B	1,890	33,396
Black Box Corp.	3,700	94,387
CalAmp Corp.*	5,179	25,118
Calix, Inc.(a) *	10,028	85,539
Communications Systems, Inc.(a)	1,418	18,618
Comtech Telecommunications Corp.(a)	5,325	173,489
Digi International, Inc.(a) *	7,600	83,524
EchoStar Corp., Class A*	5,337	150,183
Emulex Corp.*	21,600	224,208
Extreme Networks(a) *	21,300	81,579
Finisar Corp.(a) *	15,065	303,560
Globecomm Systems, Inc.(a) *	8,871	128,452
Harmonic, Inc.*	27,125	148,374
Infinera Corp.(a) *	23,205	188,425
InterDigital, Inc.(a)	2,823	98,410
Ixia*	12,858	160,596
KVH Industries, Inc.(a) *	3,300	34,650
Loral Space & Communications, Inc.*	4,100	326,360
Netgear, Inc.*	8,761	334,670
Network Engines, Inc.*	6,300	9,009
Network Equipment Technologies, Inc.(a) *	5,600	5,992
Numerex Corp., Class A(a) *	2,359	23,071
Oclaro, Inc.(a) *	10,126	39,896
Oplink Communications, Inc.*	4,200	71,820
Opnext, Inc.(a) *	13,882	21,517
Optical Cable Corp.	374	1,313
PC-Tel, Inc.	4,100	27,265
Performance Technologies, Inc.*	2,500	6,450
Plantronics, Inc.	11,000	442,860
Relm Wireless Corp.*	2,000	3,260
ShoreTel, Inc.(a) *	8,783	49,888
Sonus Networks, Inc.*	82,636	239,644
Sycamore Networks, Inc.(a) *	6,549	116,179
Symmetricom, Inc.(a) *	21,384	123,386
Tellabs, Inc.	22,721	92,020
Telular Corp.	4,597	38,891
Tessco Technologies, Inc.	1,000	25,470
UTStarcom Holdings Corp.(a) *	28,400	41,180
Viasat, Inc.(a) *	8,400	404,964
Westell Technologies, Inc., Class A*	13,200	30,756
		5,216,459
Computers & Peripherals — 1.2%
3D Systems Corp.(a) *	10,676	251,313
Astro-Med, Inc.	575	4,824
Avid Technology, Inc.(a) *	9,895	108,845

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Concurrent Computer Corp.(a) *	1,444	$5,271
Cray, Inc.(a) *	7,460	54,607
Datalink Corp.*	3,145	29,940
Dataram Corp.(a) *	1,799	1,403
Diebold, Inc.	14,312	551,298
Dot Hill Systems Corp.(a) *	17,585	26,553
Electronics for Imaging, Inc.*	11,600	192,792
Hauppauge Digital, Inc.*	2,400	3,408
Hutchinson Technology, Inc.*	5,200	11,440
iGO, Inc.(a) *	4,686	3,983
Imation Corp.(a) *	7,297	45,169
Immersion Corp.(a) *	3,300	18,018
Intermec, Inc.*	13,900	107,447
Interphase Corp.(a) *	1,200	6,516
Intevac, Inc.(a) *	4,883	41,506
Novatel Wireless, Inc.(a) *	6,800	22,780
Presstek, Inc.*	8,300	4,835
QLogic Corp.*	25,117	446,078
Qualstar Corp.(a) *	3,000	5,790
Rimage Corp.	4,700	47,047
Silicon Graphics International Corp.(a) *	5,367	51,953
STEC, Inc.*	10,200	96,288
Stratasys, Inc.(a) *	4,214	153,895
Super Micro Computer, Inc.(a) *	8,309	145,075
Synaptics, Inc.(a) *	13,601	496,573
Transact Technologies, Inc.*	1,515	11,893
USA Technologies, Inc.(a) *	1,931	2,472
Video Display Corp.(a) *	1,990	10,865
Xyratex Ltd.	4,652	74,013
		3,033,890
Construction & Engineering — 1.0%
Aegion Corp.(a) *	7,800	139,074
Argan, Inc.(a)	1,957	31,390
Comfort Systems USA, Inc.	8,930	97,426
Dycom Industries, Inc.*	8,000	186,880
EMCOR Group, Inc.	16,624	460,817
Furmanite Corp.(a) *	8,080	51,874
Granite Construction, Inc.(a)	8,594	246,992
Great Lakes Dredge & Dock Corp.	12,897	93,116
Integrated Electrical Services, Inc.(a) *	2,998	11,542
Layne Christensen Co.*	4,921	109,492
MasTec, Inc.(a) *	17,802	322,038
Michael Baker Corp.(a) *	1,700	40,545
MYR Group, Inc.*	7,125	127,253
Northwest Pipe Co.*	2,100	44,604
Orion Marine Group, Inc.*	5,211	37,676
Pike Electric Corp.(a) *	7,600	62,548
Primoris Services Corp.(a)	10,357	166,334
Shaw Group, Inc. (The)*	6,600	209,286
Sterling Construction Co., Inc.*	3,741	36,475
Tutor Perini Corp.*	9,649	150,331
		2,625,693
Construction Materials — 0.3%
Eagle Materials, Inc.	9,800	340,550
Headwaters, Inc.*	12,353	51,636
Texas Industries, Inc.(a)	6,200	217,062
United States Lime & Minerals, Inc.(a) *	1,679	100,555
		709,803
Consumer Finance — 1.0%
Advance America Cash Advance Centers, Inc.	16,711	175,299
Cash America International, Inc.(a)	6,500	311,545
CompuCredit Holdings Corp.*	8,609	49,932
Consumer Portfolio Services, Inc.(a) *	10,500	13,125
Credit Acceptance Corp.(a) *	5,133	518,485
DFC Global Corp.*	10,498	198,097
Ezcorp, Inc., Class A*	11,029	357,946
First Cash Financial Services, Inc.*	7,400	317,386
First Marblehead Corp. (The)(a) *	18,037	22,005
Green Dot Corp., Class A(a) *	6,285	166,678
Nelnet, Inc., Class A	9,000	233,190
Netspend Holdings, Inc.(a) *	6,992	54,258
QC Holdings, Inc.(a)	5,600	22,960
World Acceptance Corp.(a) *	3,636	222,705
		2,663,611
Containers & Packaging — 0.3%
AEP Industries, Inc.(a) *	1,000	34,810
Boise, Inc.	25,804	211,851
Graphic Packaging Holding Co.*	79,328	437,890
Myers Industries, Inc.	8,017	118,251
Northern Technologies International Corp.(a) *	800	12,556
		815,358
Distributors — 0.2%
Core-Mark Holding Co., Inc.	2,102	86,056
Pool Corp.	10,298	385,351
VOXX International Corp.*	3,800	51,528
		522,935
Diversified Consumer Services — 1.5%
American Public Education, Inc.(a) *	4,715	179,170
Archipelago Learning, Inc.*	6,048	67,254
Ascent Capital Group, Inc., Class A*	2,620	123,900
Bridgepoint Education, Inc.(a) *	13,163	325,784
Cambium Learning Group, Inc.(a) *	9,541	25,284
Capella Education Co.*	3,000	107,850
Career Education Corp.(a) *	17,047	137,399
Carriage Services, Inc.	3,900	29,445
Coinstar, Inc.*	7,100	451,205
Collectors Universe	1,242	21,412
Corinthian Colleges, Inc.*	14,137	58,527
CPI Corp.(a)	1,100	1,089
Grand Canyon Education, Inc.*	10,562	187,581
Hillenbrand, Inc.	15,646	359,076
ITT Educational Services, Inc.(a) *	6,143	406,298
K12, Inc.(a) *	7,906	186,819
Learning Tree International, Inc.(a) *	5,000	29,900
Lincoln Educational Services Corp.	5,874	46,463
Mac-Gray Corp.(a)	2,474	37,431
Matthews International Corp., Class A(a)	6,900	218,316
Regis Corp.(a)	12,625	232,679
School Specialty, Inc.(a) *	4,200	14,868
Spectrum Group International, Inc.(a) *	7,402	15,396
Steiner Leisure Ltd.*	3,146	153,619
Stewart Enterprises, Inc., Class A(a)	18,000	109,260
Strayer Education, Inc.(a)	2,100	197,988
Universal Technical Institute, Inc.(a)	5,900	77,821
		3,801,834
Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc., Class A	11,372	193,324
Life Partners Holdings, Inc.	3,125	12,719
MarketAxess Holdings, Inc.	8,912	332,328
Marlin Business Services Corp.(a)	2,800	42,168
MicroFinancial, Inc.	400	2,740
NewStar Financial, Inc.(a) *	13,144	146,161
PHH Corp.*	12,067	186,677

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Pico Holdings, Inc.(a) *	4,200	$98,490
Primus Guaranty Ltd.(a) *	3,700	22,385
Resource America, Inc.	3,800	23,978
		1,060,970
Diversified Telecommunication Services — 0.7%
AboveNet, Inc.*	5,547	459,292
Atlantic Tele-Network, Inc.	3,600	130,896
Cbeyond, Inc.*	6,100	48,800
Cincinnati Bell, Inc.(a) *	51,900	208,638
Cogent Communications Group, Inc.(a) *	801	15,283
Consolidated Communications Holdings, Inc.(a)	7,482	146,872
General Communication, Inc., Class A*	16,861	147,028
HickoryTech Corp.(a)	4,037	41,743
IDT Corp., Class B(a)	4,900	45,766
Iridium Communications, Inc.*	13,394	117,331
Lumos Networks Corp.	4,685	50,411
Neutral Tandem, Inc.*	6,732	82,063
Orbcomm, Inc.(a) *	6,700	25,795
Premiere Global Services, Inc.*	13,860	125,294
Primus Telecommunications Group, Inc.(a) *	929	14,938
SureWest Communications	3,708	83,615
Vonage Holdings Corp.(a) *	36,070	79,715
		1,823,480
Electric Utilities — 1.4%
Allete, Inc.	7,400	307,026
Central Vermont Public Service Corp.	2,500	88,000
Cleco Corp.	15,000	594,750
El Paso Electric Co.	11,500	373,635
Empire District Electric Co.	7,700	156,695
IDACORP, Inc.	10,600	435,872
MGE Energy, Inc.(a)	4,500	199,755
Otter Tail Corp.(a)	7,214	156,544
PNM Resources, Inc.	17,350	317,505
Portland General Electric Co.	14,100	352,218
UIL Holdings Corp.(a)	5,166	179,570
Unisource Energy Corp.	8,000	292,560
Unitil Corp.	2,200	59,026
		3,513,156
Electrical Equipment — 1.5%
A123 Systems, Inc.(a) *	23,121	25,896
Acuity Brands, Inc.	5,663	355,806
Allied Motion Technologies, Inc.	1,600	11,600
AZZ, Inc.(a)	2,700	139,428
Belden, Inc.	10,530	399,192
Brady Corp., Class A	11,473	371,152
Coleman Cable, Inc.*	2,781	27,032
Encore Wire Corp.	5,200	154,596
Energy Focus, Inc.(a) *	2,200	924
EnerSys*	10,800	374,220
Franklin Electric Co., Inc.	5,300	260,071
Generac Holdings, Inc.(a) *	15,486	380,181
General Cable Corp.(a) *	10,934	317,961
Global Power Equipment Group, Inc.(a) *	3,290	91,133
Hoku Corp.(a) *	8,626	5,391
II-VI, Inc.*	23,822	563,390
LSI Industries, Inc.	4,900	35,917
Magnetek, Inc.(a) *	979	18,836
Ocean Power Technologies, Inc.(a) *	1,700	5,202
Orion Energy Systems, Inc.*	3,100	7,378
Powell Industries, Inc.(a) *	2,600	89,050
PowerSecure International, Inc.*	5,500	33,330
Preformed Line Products Co.	850	55,675
SatCon Technology Corp.(a) *	6,900	2,484
SL Industries, Inc.*	986	19,296
Steel Excel, Inc.*	2,972	83,216
Ultralife Corp.*	3,600	18,648
Vicor Corp.(a)	11,546	92,368
		3,939,373
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	5,568
Aeroflex Holding Corp.(a) *	132	1,470
Agilysys, Inc.*	5,376	48,330
Anixter International, Inc.*	6,269	454,691
Badger Meter, Inc.(a)	3,000	101,970
Benchmark Electronics, Inc.*	14,710	242,568
Brightpoint, Inc.*	19,839	159,704
Checkpoint Systems, Inc.*	8,500	95,880
Clearfield, Inc.*	1,600	8,784
Cognex Corp.	9,915	419,999
Coherent, Inc.*	6,900	402,477
Comverge, Inc.(a) *	3,361	6,184
CTS Corp.	6,500	68,380
Daktronics, Inc.	9,792	87,051
DDi Corp.(a)	5,736	69,979
Digital Theater Systems, Inc.(a) *	3,700	111,814
Echelon Corp.(a) *	6,379	28,259
Electro Rent Corp.	6,482	119,334
Electro Scientific Industries, Inc.	7,067	106,076
eMagin Corp.(a) *	3,154	10,251
Fabrinet(a) *	5,128	90,817
FARO Technologies, Inc.*	3,250	189,572
FEI Co.*	9,800	481,278
Frequency Electronics, Inc.*	1,400	11,578
GSI Group, Inc.*	8,322	100,363
GTSI Corp.(a) *	2,500	12,450
I.D. Systems, Inc.*	2,750	16,445
Identive Group, Inc.(a) *	9,600	20,064
IEC Electronics Corp.(a) *	800	4,360
Insight Enterprises, Inc.*	10,250	224,782
Intelli-Check - Mobilisa, Inc.(a) *	3,500	5,950
IntriCon Corp.*	1,000	6,940
IPG Photonics Corp.*	1,592	82,864
Iteris, Inc.(a) *	7,798	11,619
Itron, Inc.*	5,448	247,394
Kemet Corp.*	8,936	83,641
KEY Tronic Corp.*	1,700	16,116
LeCroy Corp.*	5,920	61,509
Littelfuse, Inc.(a)	4,865	305,035
LoJack Corp.*	6,666	26,464
Measurement Specialties, Inc.*	3,300	111,210
Mercury Computer Systems, Inc.*	6,770	89,702
Methode Electronics, Inc., Class A	8,200	76,096
MTS Systems Corp.	3,800	201,742
Multi-Fineline Electronix, Inc.*	6,500	178,425
NAPCO Security Technologies, Inc.*	4,850	15,180
NetList, Inc.(a) *	3,200	11,328
Newport Corp.*	9,400	166,568
OSI Systems, Inc.*	4,180	256,234
PAR Technology Corp.*	3,000	14,640
Park Electrochemical Corp.	4,194	126,785
PC Connection, Inc.	6,200	50,964
PC Mall, Inc.*	2,200	13,222
Perceptron, Inc.*	1,100	6,424
Planar Systems, Inc.(a) *	3,817	9,008
Plexus Corp.*	8,900	311,411

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Power-One, Inc.*	23,462	$106,752
Pulse Electronics Corp.	9,000	22,590
Radisys Corp.(a) *	9,800	72,520
Remec, Inc.(b) *	4,693	—
Research Frontiers, Inc.(a) *	2,600	9,204
Richardson Electronics Ltd.(a)	2,700	32,346
Rofin-Sinar Technologies, Inc.*	7,200	189,864
Rogers Corp.*	3,900	151,125
Sanmina-SCI Corp.*	17,544	200,879
Scansource, Inc.*	6,012	224,368
SYNNEX Corp.(a) *	7,200	274,608
Tech Data Corp.*	402	21,813
TTM Technologies, Inc.(a) *	16,816	193,216
Ultimate Electrs, Inc.(b) *	1,600	—
Viasystems Group, Inc.(a) *	2,056	39,023
Vicon Industries, Inc.*	1,000	3,190
Vishay Intertechnology, Inc.(a) *	21,074	256,260
Vishay Precision Group, Inc.(a) *	2,771	41,094
Wireless Ronin Technologies, Inc.*	2,168	1,778
X-Rite, Inc.(a) *	10,721	48,673
Zygo Corp.(a) *	3,600	70,452
		8,146,704
Energy Equipment & Services — 2.0%
Basic Energy Services, Inc.*	9,300	161,355
Bolt Technology Corp.	2,382	36,921
Bristow Group, Inc.	8,471	404,321
Cal Dive International, Inc.*	19,390	63,987
Dawson Geophysical Co.*	1,100	37,785
ENGlobal Corp.*	6,100	14,640
Exterran Holdings, Inc.(a) *	11,723	154,626
Geokinetics, Inc.(a) *	3,853	6,781
Gulf Island Fabrication, Inc.	3,600	105,372
Gulfmark Offshore, Inc., Class A*	5,929	272,497
Heckmann Corp.(a) *	29,185	125,787
Helix Energy Solutions Group, Inc.*	26,225	466,805
Hercules Offshore, Inc.*	30,434	143,953
Hornbeck Offshore Services, Inc.*	7,200	302,616
ION Geophysical Corp.(a) *	58,175	375,229
Key Energy Services, Inc.*	29,959	462,867
Lufkin Industries, Inc.(a)	4,881	393,653
Matrix Service Co.*	5,900	82,659
Mitcham Industries, Inc.*	2,601	58,419
Natural Gas Services Group, Inc.(a) *	2,500	33,000
Newpark Resources(a) *	19,900	162,981
OYO Geospace Corp.*	1,000	105,330
Parker Drilling Co.*	28,039	167,393
PHI, Inc.(a) *	2,300	53,245
Pioneer Drilling Co.*	12,313	108,354
SEACOR Holdings, Inc.*	4,159	398,349
Superior Energy Services, Inc.*	5,406	142,502
Tesco Corp.*	7,980	113,236
Tetra Technologies, Inc.*	16,850	158,727
TGC Industries, Inc.*	6,191	61,415
Union Drilling, Inc.(a) *	5,000	27,800
Willbros Group, Inc.(a) *	9,856	31,933
		5,234,538
Food & Staples Retailing — 1.2%
Casey's General Stores, Inc.	12,174	675,170
Harris Teeter Supermarkets, Inc.	10,900	437,090
Ingles Markets, Inc.(a)	2,600	45,864
Nash Finch Co.	2,253	64,030
PriceSmart, Inc.	6,250	455,062
Spartan Stores, Inc.(a)	5,198	94,188
SUPERVALU, Inc.(a)	42,984	245,439
Susser Holdings Corp.*	4,500	115,515
The Andersons, Inc.(a)	4,100	199,629
The Pantry, Inc.*	5,100	66,351
United Natural Foods, Inc.*	10,300	480,598
Weis Markets, Inc.(a)	6,390	278,604
		3,157,540
Food Products — 2.0%
Alico, Inc.(a)	1,300	30,043
B&G Foods, Inc.(a)	12,000	270,120
Bridgford Foods Corp.(a) *	101	882
Cal-Maine Foods, Inc.	5,100	195,126
Calavo Growers, Inc.(a)	5,041	134,998
Chiquita Brands International, Inc.*	10,000	87,900
Coffee Holding Co., Inc.(a)	600	6,798
Darling International, Inc.*	28,400	494,728
Dean Foods Co.*	24,006	290,713
Diamond Foods, Inc.(a)	4,637	105,816
Dole Food Co., Inc.(a) *	18,855	188,173
Farmer Bros. Co.(a) *	3,200	34,848
Fresh Del Monte Produce, Inc.	13,331	304,480
Hain Celestial Group, Inc.(a) *	10,979	480,990
Imperial Sugar Co.(a)	3,200	15,008
J&J Snack Foods Corp.	4,500	236,070
John B. Sanfilippo & Son, Inc.*	2,650	33,045
Lancaster Colony Corp.	7,600	505,096
Lifeway Foods, Inc.(a) *	3,800	35,150
Limoneira Co.	145	2,449
Omega Protein Corp.*	4,197	31,939
Overhill Farms, Inc.*	1,600	7,200
Pilgrims Pride Corp.*	42,716	318,661
Rocky Mountain Chocolate Factory, Inc.	1,260	11,668
Sanderson Farms, Inc.	4,600	243,938
Scheid Vineyards, Inc., Class A*	20	210
Seneca Foods Corp., Class A(a) *	1,249	32,899
Smart Balance, Inc.(a) *	17,615	116,435
Snyders-Lance, Inc.(a)	15,840	409,464
Tootsie Roll Industries, Inc.(a)	9,272	212,423
TreeHouse Foods, Inc.*	7,400	440,300
		5,277,570
Gas Utilities — 0.7%
Chesapeake Utilities Corp.(a)	2,043	84,008
Delta Natural Gas Co., Inc.	200	7,600
Gas Natural, Inc.	300	3,492
Laclede Group, Inc. (The)(a)	4,500	175,590
New Jersey Resources Corp.(a)	9,451	421,231
Northwest Natural Gas Co.	6,800	308,720
RGC Resources, Inc.	400	7,360
South Jersey Industries, Inc.	6,400	320,256
Southwest Gas Corp.	9,900	423,126
		1,751,383
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.(a) *	2,970	86,516
ABIOMED, Inc.(a) *	8,588	190,568
Accuray, Inc.(a) *	17,223	121,594
Align Technology, Inc.(a) *	17,775	489,701
Alphatec Holdings, Inc.*	14,824	35,133
Analogic Corp.	3,000	202,620
Angiodynamics, Inc.(a) *	6,163	75,497
Anika Therapeutics, Inc.*	4,100	51,414
Arthrocare Corp.*	6,000	161,100
AtriCure, Inc.(a) *	2,740	27,263
Biolase Technology, Inc.*	5,749	15,579

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Bovie Medical Corp.*	4,900	$13,279
Cantel Medical Corp.	5,925	148,658
CAS Medical Systems, Inc.(a) *	1,129	2,473
Cerus Corp.(a) *	6,200	24,924
Conceptus, Inc.(a) *	12,100	173,998
Conmed Corp.	7,150	213,570
CryoLife, Inc.*	6,300	33,201
Cutera, Inc.*	4,899	41,886
Cyberonics, Inc.(a) *	6,200	236,406
Cynosure, Inc., Class A*	2,037	36,381
Digirad Corp.*	2,100	4,389
DynaVox, Inc.*	984	3,031
Endologix, Inc.*	14,104	206,624
EnteroMedics, Inc.(a) *	125	282
Exactech, Inc.(a) *	2,535	40,180
Greatbatch, Inc.(a) *	7,881	193,242
Haemonetics Corp.*	5,900	411,112
Hill-Rom Holdings, Inc.	8,017	267,848
ICU Medical, Inc.(a) *	2,950	145,022
Integra LifeSciences Holdings Corp.(a) *	6,543	226,977
Invacare Corp.	9,357	155,045
Iridex Corp.*	1,000	4,280
IRIS International, Inc.*	4,200	56,742
Kensey Nash Corp.(a)	2,900	84,854
LeMaitre Vascular, Inc.	6,218	36,624
Masimo Corp.*	9,492	221,923
Medical Action Industries, Inc.(a) *	4,450	25,454
Meridian Bioscience, Inc.(a)	1,439	27,888
Merit Medical Systems, Inc.*	15,874	197,155
Misonix, Inc.*	2,200	4,378
Natus Medical, Inc.*	8,702	103,815
Neogen Corp.(a) *	4,517	176,479
NuVasive, Inc.*	8,100	136,404
OraSure Technologies, Inc.*	11,100	127,539
Orthofix International NV*	3,589	134,875
Palomar Medical Technologies, Inc.*	7,282	68,014
PhotoMedex, Inc.(a) *	258	3,341
Quidel Corp.(a) *	10,385	190,772
Retractable Technologies, Inc.(a) *	1,926	2,581
Rochester Medical Corp.(a) *	1,500	14,715
Rockwell Medical Technologies, Inc.(a) *	2,600	24,596
RTI Biologics, Inc.*	11,039	40,844
Solta Medical, Inc.(a) *	10,131	30,697
Spectranetics Corp.*	7,200	74,880
Staar Surgical Co.*	5,280	57,182
Stereotaxis, Inc.*	3,941	2,562
STERIS Corp.	11,903	376,373
SurModics, Inc.*	3,700	56,869
Symmetry Medical, Inc.*	11,100	78,477
Theragenics Corp.*	7,500	13,800
Thoratec Corp.*	17,008	573,340
TranS1, Inc.(a) *	2,263	8,305
Uroplasty, Inc.(a) *	2,952	8,886
Vascular Solutions, Inc.*	6,500	70,135
West Pharmaceutical Services, Inc.(a)	7,400	314,722
Wright Medical Group, Inc.(a) *	8,500	164,220
Young Innovations, Inc.(a)	1,900	58,748
Zoll Medical Corp.*	4,526	419,243
		8,027,225
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.*	1,075	17,523
Air Methods Corp.(a) *	3,348	292,113
Alliance HealthCare Services, Inc.(a) *	12,600	18,900
Almost Family, Inc.(a) *	1,100	28,611
Amedisys, Inc.(a) *	6,053	87,526
American Caresource Holdings, Inc.*	600	327
AMN Healthcare Services, Inc.*	9,000	54,540
Amsurg Corp.*	7,750	216,845
Assisted Living Concepts, Inc., Class A(a)	4,248	70,559
Bio-Reference Labs, Inc.(a) *	5,243	123,263
BioScrip, Inc.*	12,988	88,189
Capital Senior Living Corp.(a) *	9,398	86,838
CardioNet, Inc.*	3,237	9,970
Centene Corp.*	10,900	533,773
Chemed Corp.(a)	5,500	344,740
Chindex International, Inc.(a) *	2,640	25,080
Community Health Systems, Inc.*	1,072	23,841
Corvel Corp.*	2,550	101,719
Cross Country Healthcare, Inc.(a) *	6,900	34,569
Dynacq Healthcare, Inc.(a) *	1,300	1,144
Emeritus Corp.(a) *	9,685	171,037
Ensign Group, Inc. (The)	4,200	114,072
Five Star Quality Care, Inc.*	12,800	43,648
Gentiva Health Services, Inc.*	6,500	56,810
Hanger Orthopedic Group, Inc.*	8,636	188,783
Healthsouth Corp.*	18,900	387,072
Healthways, Inc.(a) *	6,798	50,033
Integramed America, Inc.*	1,987	24,053
IPC The Hospitalist Co., Inc.(a) *	2,665	98,365
Kindred Healthcare, Inc.(a) *	11,383	98,349
Landauer, Inc.(a)	1,800	95,436
LCA-Vision, Inc.*	5,917	37,159
LHC Group, Inc.*	3,800	70,414
LifePoint Hospitals, Inc.(a) *	11,146	439,598
Magellan Health Services, Inc.*	11,300	551,553
Medcath Corp.	3,122	24,539
Metropolitan Health Networks, Inc.*	12,789	119,833
MModal, Inc.(a) *	11,900	125,545
Molina Healthcare, Inc.(a) *	11,450	385,063
MWI Veterinary Supply, Inc.(a) *	2,292	201,696
National Healthcare Corp.(a)	3,000	136,680
Owens & Minor, Inc.(a)	12,204	371,124
PDI, Inc.*	3,600	24,012
PharMerica Corp.*	5,650	70,230
Providence Service Corp.(a) *	4,498	69,764
PSS World Medical, Inc.(a) *	24,238	614,191
Psychemedics Corp.	400	3,928
RadNet, Inc.*	8,150	25,917
Select Medical Holdings Corp.(a) *	32,321	248,548
Skilled Healthcare Group, Inc., Class A(a) *	3,695	28,304
SRI/Surgical Express, Inc.(a) *	1,100	4,125
Sun Healthcare Group, Inc.*	4,743	32,442
Sunrise Senior Living, Inc.(a) *	11,840	74,829
Team Health Holdings, Inc.*	14,045	288,765
Triple-S Management Corp., Class B*	4,035	93,208
U.S. Physical Therapy, Inc.	2,650	61,083
Universal American Corp.	16,273	175,423
VCA Antech, Inc.*	17,381	403,413
		8,169,114
Health Care Technology — 0.4%
Arrhythmia Research Technology, Inc.	200	720
Computer Programs & Systems, Inc.	1,836	103,771
HealthStream, Inc.*	6,062	140,578
MedAssets, Inc.*	13,437	176,831
Medidata Solutions, Inc.*	4,602	122,597
Merge Healthcare, Inc.(a) *	3,146	18,404
Omnicell, Inc.*	7,752	117,908
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology (Continued)
Quality Systems, Inc.	8,080	$353,338
Simulations Plus, Inc.	800	3,528
Transcend Services, Inc.(a) *	2,288	67,153
		1,104,828
Hotels, Restaurants & Leisure — 4.1%
AFC Enterprises, Inc.*	6,349	107,679
Ambassadors Group, Inc.(a)	4,300	23,005
Ameristar Casinos, Inc.	9,200	171,396
Bally Technologies, Inc.*	6,032	281,996
Benihana, Inc., Class A(a)	4,448	58,046
Biglari Holdings, Inc.(a) *	320	128,912
BJ's Restaurants, Inc.(a) *	8,000	402,800
Bluegreen Corp.(a) *	7,100	30,601
Bob Evans Farms, Inc.	7,000	264,040
Boyd Gaming Corp.(a) *	16,663	130,638
Bravo Brio Restaurant Group, Inc.*	1,195	23,852
Brinker International, Inc.(a)	16,410	452,095
Buffalo Wild Wings, Inc.(a) *	4,000	362,760
Caribou Coffee Co., Inc.(a) *	5,058	94,281
Carrols Restaurant Group, Inc.(a) *	8,600	131,150
CEC Entertainment, Inc.	5,150	195,237
Cheesecake Factory, Inc. (The)(a) *	13,476	396,060
Choice Hotels International, Inc.(a)	787	29,387
Churchill Downs, Inc.	3,820	213,538
Cracker Barrel Old Country Store, Inc.(a)	5,000	279,000
DineEquity, Inc.(a) *	3,900	193,440
Domino's Pizza, Inc.	16,189	587,661
Dover Downs Gaming & Entertainment, Inc.	3,400	8,568
Dover Motorsports, Inc.*	4,000	5,920
Einstein Noah Restaurant Group, Inc.	3,600	53,712
Famous Dave's Of America, Inc.*	2,145	24,903
Full House Resorts, Inc.*	4,300	12,212
Gaming Partners International Corp.(a)	1,300	8,294
Gaylord Entertainment Co.(a) *	10,022	308,678
Great Wolf Resorts, Inc.*	8,725	49,907
International Speedway Corp., Class A	6,832	189,588
Interval Leisure Group, Inc.	15,989	278,209
Isle of Capri Casinos, Inc.*	8,287	58,506
J. Alexander's Corp.*	800	6,760
Jack in the Box, Inc.*	14,400	345,168
Kona Grill, Inc.*	1,540	8,408
Krispy Kreme Doughnuts, Inc.(a) *	15,525	113,333
Lakes Entertainment, Inc.*	6,530	11,754
Life Time Fitness, Inc.(a) *	9,707	490,883
Luby's, Inc.*	7,260	44,068
Marcus Corp. (The)	4,500	56,475
Monarch Casino & Resort, Inc.*	3,600	37,080
MTR Gaming Group, Inc.*	6,300	30,933
Multimedia Games, Inc.*	6,030	66,089
Nathan's Famous, Inc.*	1,385	29,362
Nevada Gold & Casinos, Inc.(a) *	1,712	2,448
O'Charleys, Inc.(a) *	4,820	47,429
Orient-Express Hotels Ltd.*	21,903	223,411
P.F. Chang's China Bistro, Inc.(a)	5,870	231,982
Papa John's International, Inc.*	6,315	237,823
Peet's Coffee & Tea, Inc.*	2,900	213,730
Pinnacle Entertainment, Inc.*	13,499	155,373
Red Lion Hotels Corp.(a) *	4,500	36,945
Red Robin Gourmet Burgers, Inc.*	3,300	122,727
Rick's Cabaret International, Inc.(a) *	2,209	20,610
Ruby Tuesday, Inc.(a) *	14,262	130,212
Ruth's Hospitality Group, Inc.(a) *	8,054	61,130
Scientific Games Corp., Class A*	18,781	218,986
Shuffle Master, Inc.*	11,762	207,011
Six Flags Entertainment Corp.	11,175	522,655
Sonic Corp.*	13,575	104,256
Speedway Motorsports, Inc.(a)	10,200	190,536
Texas Roadhouse, Inc., Class A	15,300	254,592
Town Sports International Holdings, Inc.*	8,000	101,040
Vail Resorts, Inc.	8,330	360,272
Wendy's Co. (The)	5,771	28,913
WMS Industries, Inc.*	10,892	258,467
		10,526,932
Household Durables — 1.0%
American Greetings Corp., Class A(a)	9,420	144,503
Bassett Furniture Industries, Inc.(a)	2,600	23,920
Beazer Homes USA, Inc.*	16,520	53,690
Blyth, Inc.	2,000	149,660
California Coastal Communities, Inc.(b) *	1,800	—
Cavco Industries, Inc.*	1,100	51,238
CSS Industries, Inc.(a)	2,100	40,866
Dixie Group, Inc.(a) *	2,300	9,200
Emerson Radio Corp.(a) *	1,300	2,613
Ethan Allen Interiors, Inc.	7,100	179,772
Furniture Brands International, Inc.(a) *	11,300	18,984
Helen of Troy Ltd.*	7,111	241,845
Hooker Furniture Corp.	2,500	34,125
iRobot Corp.*	1,378	37,564
KB Home(a)	18,500	164,650
Kid Brands, Inc.*	5,342	14,423
La-Z-Boy, Inc.*	12,086	180,807
Libbey, Inc.(a) *	4,108	53,157
Lifetime Brands, Inc.(a)	3,200	35,968
M.D.C. Holdings, Inc.	11,867	306,050
M/I Homes, Inc.(a) *	3,928	48,550
Meritage Homes Corp.(a) *	7,928	214,532
Orleans Homebuilders, Inc.(b) *	4,953	—
Ryland Group, Inc.(a)	11,100	214,008
Sealy Corp.(a) *	10,800	21,816
Skyline Corp.(a)	1,200	9,180
Standard Pacific Corp.(a) *	43,219	192,757
Stanley Furniture Co., Inc.(a) *	927	4,440
Universal Electronics, Inc.(a) *	2,800	55,944
		2,504,262
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	49,873
Central Garden and Pet Co., Class A(a) *	8,850	85,225
Spectrum Brands Holdings, Inc.*	13,807	482,693
WD-40 Co.	5,000	226,750
		844,541
Independent Power Producers & Energy Traders — 0.1%
Atlantic Power Corp.(a) *	8,262	114,346
Dynegy, Inc.(a) *	25,081	14,045
Genie Energy Ltd.	4,900	47,383
Ormat Technologies, Inc.(a)	8,635	173,995
Synthesis Energy Systems, Inc.(a) *	5,474	8,047
		357,816
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	3,600	219,636
Standex International Corp.	2,700	111,213
		330,849
Insurance — 4.3%
21st Century Holding Co.*	1,000	4,440
Affirmative Insurance Holdings, Inc.(a) *	3,262	1,729

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
American Equity Investment Life Holding Co.(a)	14,459	$184,641
American Safety Insurance Holdings Ltd.*	1,683	31,725
Amerisafe, Inc.*	3,900	96,486
Amtrust Financial Services, Inc.(a)	14,064	378,040
Argo Group International Holdings Ltd.	6,959	207,865
Aspen Insurance Holdings Ltd.	14,127	394,708
Baldwin & Lyons, Inc., Class B(a)	1,818	40,687
Citizens, Inc., Class A(a) *	11,958	118,145
CNO Financial Group, Inc.(a) *	60,833	473,281
Crawford & Co., Class A	10,528	41,059
Crawford & Co., Class B(a)	3,991	19,556
Delphi Financial Group, Inc., Class A	12,207	546,507
Donegal Group, Inc., Class A(a)	4,648	63,538
Eastern Insurance Holdings, Inc.	1,700	24,820
eHealth, Inc.(a) *	4,659	75,988
EMC Insurance Group, Inc.(a)	3,800	76,342
Employers Holdings, Inc.(a)	8,742	154,821
Endurance Specialty Holdings Ltd.	8,174	332,355
Enstar Group Ltd.*	2,824	279,548
FBL Financial Group, Inc., Class A	6,600	222,420
First Acceptance Corp.*	15,539	21,599
First American Financial Corp.	23,254	386,714
Flagstone Reinsurance Holdings SA(a)	16,257	127,943
Global Indemnity PLC*	3,524	68,683
Greenlight Capital Re Ltd., Class A*	7,603	187,262
Hallmark Financial Services*	5,700	44,973
Hanover Insurance Group, Inc.	4,114	169,168
Harleysville Group, Inc.(a)	6,800	392,360
Hilltop Holdings, Inc.*	11,048	92,693
Horace Mann Educators Corp.	9,218	162,421
Independence Holding Co.(a)	3,520	35,059
Infinity Property & Casualty Corp.	4,300	225,019
Kemper Corp.	13,679	414,200
Maiden Holdings Ltd.	14,533	130,797
MBIA, Inc.(a) *	45,680	447,664
Meadowbrook Insurance Group, Inc.	13,262	123,735
Montpelier Re Holdings Ltd.(a)	15,417	297,856
National Financial Partners Corp.(a) *	9,600	145,344
National Interstate Corp.	4,200	107,436
Navigators Group, Inc.*	3,600	170,064
OneBeacon Insurance Group Ltd.	4,400	67,804
Platinum Underwriters Holdings Ltd.	7,812	285,138
Presidential Life Corp.(a)	5,600	64,008
Primerica, Inc.	15,395	388,108
ProAssurance Corp.	6,055	533,506
Protective Life Corp.	9,684	286,840
RLI Corp.(a)	5,800	415,512
Safety Insurance Group, Inc.(a)	3,900	162,396
SeaBright Insurance Holdings, Inc.	4,800	43,632
Selective Insurance Group	13,800	243,018
StanCorp Financial Group, Inc.(a)	8,398	343,814
State Auto Financial Corp.	9,900	144,639
Stewart Information Services Corp.(a)	2,900	41,209
Symetra Financial Corp.	25,025	288,538
The Phoenix Companies, Inc.*	21,698	53,160
Tower Group, Inc.(a)	8,548	191,732
Unico American Corp.(a) *	1,700	19,040
United Fire Group, Inc.	6,100	109,129
Universal Insurance Holdings, Inc.(a)	8,650	33,649
		11,234,563
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A*	5,700	17,271
Blue Nile, Inc.(a) *	2,377	78,394
dELiA*s, Inc.(a) *	5,186	7,260
Gaiam, Inc., Class A(a) *	2,400	9,552
Hollywood Media Corp.(a) *	10,017	10,718
HSN, Inc.	12,080	459,402
NutriSystem, Inc.(a)	5,687	63,865
Orbitz Worldwide, Inc.(a) *	20,694	63,117
Overstock.com, Inc.(a) *	4,600	24,104
PetMed Express, Inc.(a)	8,500	105,230
Shutterfly, Inc.(a) *	6,894	215,989
US Auto Parts Network, Inc.(a) *	6,100	22,021
Valuevision Media, Inc., Class A(a) *	7,971	16,500
Vitacost.com, Inc.*	1,333	10,611
		1,104,034
Internet Software & Services — 1.8%
Ancestry.com, Inc.(a) *	11,385	258,895
AOL, Inc.(a) *	9,089	172,418
comScore, Inc.*	3,343	71,507
Constant Contact, Inc.(a) *	894	26,632
Crexendo, Inc.(a)	1,100	3,762
DealerTrack Holdings, Inc.*	8,700	263,262
Dice Holdings, Inc.(a) *	21,227	198,048
Digital River, Inc.*	8,400	157,164
Earthlink, Inc.	26,700	213,333
Envestnet, Inc.(a) *	5,129	64,215
Infospace, Inc.*	9,900	126,819
Internap Network Services Corp.*	11,700	85,878
Ipass, Inc.*	14,400	37,440
j2 Global, Inc.(a)	9,900	283,932
Keynote Systems, Inc.	3,480	68,765
KIT Digital, Inc.(a) *	9,981	71,863
Limelight Networks, Inc.*	23,946	78,782
Liquidity Services, Inc.*	6,300	282,240
LogMeIn, Inc.(a) *	3,444	121,332
Looksmart Ltd.*	3,800	4,218
LoopNet, Inc.(a) *	13,200	247,896
Marchex, Inc., Class B(a)	6,755	30,127
Market Leader, Inc.*	7,323	26,802
Move, Inc.*	8,625	83,749
NIC, Inc.	15,366	186,390
Onvia, Inc.*	181	708
Perficient, Inc.*	7,000	84,070
QuinStreet, Inc.*	9,301	97,567
RealNetworks, Inc.	7,600	75,544
Reis, Inc.*	2,638	23,505
Saba Software, Inc.*	6,949	68,170
Soundbite Communications, Inc.(a) *	700	2,086
Spark Networks, Inc.(a) *	6,600	29,700
Stamps.com, Inc.*	4,050	112,914
support.com, Inc.(a) *	11,250	35,437
TechTarget, Inc.*	10,402	72,086
TheStreet.com, Inc.	7,200	15,912
Tower Automotive, Inc.(b) *	6,500	—
United Online, Inc.(a)	35,156	171,913
Valueclick, Inc.*	16,915	333,902
VistaPrint NV(a) *	7,397	285,894
Vocus, Inc.*	1,213	16,072
Web.com Group, Inc.*	6,313	91,097
XO Group, Inc.*	6,500	61,035
Zix Corp.*	13,620	39,634
		4,782,715

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services — 2.7%
Acxiom Corp.*	19,589	$287,567
CACI International, Inc., Class A(a) *	6,700	417,343
Cardtronics, Inc.*	10,264	269,430
Cass Information Systems, Inc.(a)	1,630	65,119
Ciber, Inc.*	14,781	62,671
Computer Task Group, Inc.(a) *	3,700	56,684
Convergys Corp.*	27,237	363,614
CoreLogic, Inc.*	11,785	192,331
CSG Systems International, Inc.*	10,600	160,484
Dynamics Research Corp.(a) *	2,200	21,208
Echo Global Logistics, Inc.*	4,074	65,591
Edgewater Technology, Inc.*	2,300	9,016
Euronet Worldwide, Inc.(a) *	11,400	238,146
ExlService Holdings, Inc.*	7,800	214,032
Forrester Research, Inc.(a)	8,761	283,856
Global Cash Access Holdings, Inc.*	21,692	169,198
Hackett Group, Inc.(a) *	8,900	53,133
Heartland Payment Systems, Inc.	9,197	265,242
Higher One Holdings, Inc.(a) *	2,831	42,323
iGate Corp.*	12,677	212,467
Innodata Isogen, Inc.(a) *	5,684	30,637
Lender Processing Services, Inc.	4,339	112,814
Mantech International Corp., Class A(a)	5,280	181,949
Mattersight Corp.(a) *	1,512	12,882
MAXIMUS, Inc.	8,800	357,896
ModusLink Global Solutions, Inc.*	10,390	56,106
MoneyGram International, Inc.*	7,720	138,960
NCI, Inc., Class A(a) *	1,800	11,502
NeuStar, Inc., Class A*	14,088	524,778
Official Payments Holdings, Inc.*	3,900	19,773
Online Resources Corp.*	9,929	28,298
PRG-Schultz International, Inc.*	3,839	24,147
Rainmaker Systems, Inc.*	4,500	3,600
Sapient Corp.	32,503	404,662
StarTek, Inc.(a) *	3,323	7,277
Stream Global Services, Inc.*	300	987
Syntel, Inc.(a)	9,300	520,800
TeleTech Holdings, Inc.*	13,200	212,520
TNS, Inc.*	4,841	105,195
Unisys Corp.(a) *	8,067	159,081
Virtusa Corp.(a) *	7,876	136,019
WPCS International, Inc.(a) *	1,000	1,280
Wright Express Corp.*	8,700	563,151
		7,063,769
Leisure Equipment & Products — 0.6%
Aldila, Inc.(a) *	1,930	5,115
Arctic Cat, Inc.*	3,625	155,259
Black Diamond, Inc.(a) *	1,900	17,594
Brunswick Corp.	17,545	451,784
Callaway Golf Co.(a)	14,500	98,020
Cybex International, Inc.(a) *	4,100	10,373
Escalade, Inc.(a)	1,950	11,544
Jakks Pacific, Inc.(a)	6,200	108,190
Johnson Outdoors, Inc., Class A*	1,000	19,100
Leapfrog Enterprises, Inc.*	12,456	104,132
Marine Products Corp.	10,020	59,619
Nautilus, Inc.(a) *	6,900	19,320
Smith & Wesson Holding Corp.*	12,562	97,355
Steinway Musical Instruments*	2,573	64,325
Sturm Ruger & Co., Inc.(a)	6,513	319,788
		1,541,518
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	17,097	73,004
Albany Molecular Research, Inc.(a) *	7,100	19,170
BioClinica, Inc.*	3,200	17,760
Cambrex Corp.*	7,100	49,629
Charles River Laboratories International, Inc.*	9,177	331,198
CombiMatrix Corp.(a) *	502	758
Enzo Biochem, Inc.(a) *	10,532	28,331
eResearchTechnology, Inc.(a) *	14,087	110,160
Furiex Pharmaceuticals, Inc.(a) *	2,517	59,477
Harvard Bioscience, Inc.*	10,123	39,682
Luminex Corp.(a) *	10,545	246,226
Medtox Scientific, Inc.*	3,300	55,638
Parexel International Corp.*	12,400	334,428
pSivida Corp.(a) *	1,891	3,517
SeraCare Life Sciences, Inc.(a) *	3,373	13,425
Strategic Diagnostics, Inc.*	7,150	13,442
		1,395,845
Machinery — 3.8%
Actuant Corp., Class A(a)	17,051	494,308
Adept Technology, Inc.(a) *	1,000	5,050
Alamo Group, Inc.	2,600	78,156
Albany International Corp., Class A	7,000	160,650
Altra Holdings, Inc.*	5,857	112,454
American Railcar Industries, Inc.*	5,900	138,709
Ampco-Pittsburgh Corp.	2,200	44,286
Astec Industries, Inc.*	5,264	192,031
Barnes Group, Inc.(a)	13,700	360,447
Blount International, Inc.(a) *	11,988	199,960
Briggs & Stratton Corp.(a)	11,900	213,367
Cascade Corp.	2,400	120,288
Chart Industries, Inc.*	6,734	493,804
CIRCOR International, Inc.	3,400	113,118
Columbus McKinnon Corp.*	3,900	63,531
Commercial Vehicle Group, Inc.*	6,000	73,260
Douglas Dynamics, Inc.(a)	3,998	54,972
Dynamic Materials Corp.	2,800	59,108
Energy Recovery, Inc.*	8,000	18,400
EnPro Industries, Inc.(a) *	4,600	189,060
ESCO Technologies, Inc.	5,822	214,075
Federal Signal Corp.*	12,928	71,880
Flanders Corp.(a) *	5,805	25,484
Flow International Corp.(a) *	10,779	43,331
FreightCar America, Inc.	2,400	53,976
Graham Corp.	1,900	41,591
Greenbrier Cos., Inc.*	6,166	122,025
Hardinge, Inc.	2,400	22,704
Harsco Corp.	1,910	44,809
Hurco Cos., Inc.*	1,000	28,250
ITT Corp.	3,986	91,439
John Bean Technologies Corp.	6,469	104,798
Kadant, Inc.*	3,400	80,988
Kaydon Corp.	7,475	190,687
Key Technology, Inc.*	1,100	14,542
LB Foster Co., Class A	1,506	42,936
Lindsay Corp.(a)	2,399	158,982
Lydall, Inc.*	3,767	38,386
Manitex International, Inc.*	1,300	9,529
Manitowoc Co., Inc.	32,949	456,673
Meritor, Inc.*	17,207	138,860
Met-Pro Corp.(a)	4,417	46,643
Mfri, Inc.*	1,900	14,250
Middleby Corp.*	4,140	418,885
Miller Industries, Inc.	2,200	37,224

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Mueller Industries, Inc.	8,775	$398,824
Mueller Water Products, Inc., Class A(a)	41,091	136,833
NACCO Industries, Inc., Class A	1,000	116,370
NN, Inc.*	3,000	24,480
Omega Flex, Inc.(a) *	488	6,198
PMFG, Inc.*	2,118	31,791
RBC Bearings, Inc.*	4,700	216,811
Robbins & Myers, Inc.	9,714	505,614
Sauer-Danfoss, Inc.	10,900	512,300
Sun Hydraulics Corp.	5,700	149,112
Supreme Industries, Inc., Class A(a) *	1,197	3,723
Tecumseh Products Co., Class A(a) *	2,100	8,442
Tennant Co.	3,939	173,316
The Gorman-Rupp Co.(a)	4,039	117,858
Titan International, Inc.(a)	8,474	200,410
Toro Co.	6,900	490,659
Trimas Corp.*	10,000	223,900
Trinity Industries, Inc.	11,028	363,373
Twin Disc, Inc.(a)	2,200	57,398
Watts Water Technologies, Inc., Class A(a)	7,500	305,625
		9,740,943
Marine — 0.2%
Alexander & Baldwin, Inc.	8,689	420,982
Baltic Trading Ltd.	2,723	11,300
Eagle Bulk Shipping, Inc.(a) *	10,600	20,564
Excel Maritime Carriers Ltd.(a) *	16,497	32,994
Genco Shipping & Trading Ltd.(a) *	8,977	57,094
International Shipholding Corp.(a)	710	16,394
		559,328
Media — 1.9%
AH Belo Corp., Class A(a)	4,580	22,396
Arbitron, Inc.	6,200	229,276
Ballantyne of Omaha, Inc.*	3,464	18,428
Beasley Broadcasting Group, Inc., Class A(a) *	1,657	7,125
Belo Corp., Class A	23,424	167,950
Carmike Cinemas, Inc.*	2,800	39,060
Central European Media Enterprises Ltd., Class A(a) *	8,503	60,371
Cinemark Holdings, Inc.	7,634	167,566
Crown Media Holdings, Inc., Class A(a) *	17,800	28,302
Cumulus Media, Inc., Class A*	6,400	22,336
Digital Generation, Inc.(a) *	5,472	55,869
DreamWorks Animation SKG, Inc., Class A(a) *	17,520	323,244
EDCI Holdings, Inc.(a)	1,485	7,648
Entercom Communications Corp., Class A(a) *	5,750	37,317
Entravision Communications Corp.	100	171
EW Scripps Co., Class A*	9,673	95,473
Fisher Communications, Inc.*	1,100	33,792
Gray Television, Inc.*	6,176	11,673
Harris Interactive, Inc.*	14,810	19,697
Harte-Hanks, Inc.	20,583	186,276
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares(a) *	499	5
Journal Communications, Inc., Class A*	16,694	93,987
Knology, Inc.(a) *	13,068	237,838
Lin TV Corp., Class A*	6,700	27,135
Live Nation Entertainment, Inc.*	41,999	394,791
Madison Square Garden, Inc., Class A*	13,022	445,352
Martha Stewart Living Omnimedia, Class A	6,821	25,988
McClatchy Co. (The), Class A(a) *	13,196	38,136
Media General, Inc., Class A(a) *	5,000	25,700
Meredith Corp.(a)	9,000	292,140
National CineMedia, Inc.	14,062	215,149
Navarre Corp.*	5,272	9,490
New Frontier Media, Inc.(a) *	7,900	12,245
New York Times Co. (The), Class A(a) *	31,959	217,002
Nexstar Broadcasting Group, Inc., Class A(a) *	2,098	17,434
Outdoor Channel Holdings, Inc.(a)	9,100	66,521
Radio One, Inc.(a) *	6,700	6,500
Regal Entertainment Group, Class A(a)	26,218	356,565
Rentrak Corp.(a) *	1,900	43,130
Saga Communications, Inc.(a) *	837	29,965
Salem Communications Corp., Class A	3,500	16,485
Scholastic Corp.	8,100	285,768
Sinclair Broadcast Group, Inc., Class A(a)	10,500	116,130
Valassis Communications, Inc.(a) *	10,800	248,400
World Wrestling Entertainment, Inc., Class A(a)	4,600	40,802
Xanadoo Co., Class A*	10	1,150
		4,797,778
Metals & Mining — 1.6%
A.M. Castle & Co.(a) *	5,100	64,515
AK Steel Holding Corp.(a)	25,404	192,054
AMCOL International Corp.(a)	7,925	233,708
Carpenter Technology Corp.	8,431	440,351
Century Aluminum Co.(a) *	19,815	175,957
Commercial Metals Co.	24,935	369,537
Contango ORE, Inc.(a) *	350	3,070
Friedman Industries	700	7,630
General Moly, Inc.(a) *	18,758	62,839
Globe Specialty Metals, Inc.	14,315	212,864
Haynes International, Inc.	2,200	139,370
Hecla Mining Co.(a)	59,121	273,139
Horsehead Holding Corp.(a) *	8,674	98,797
Kaiser Aluminum Corp.(a)	4,533	214,230
Materion Corp.*	4,600	132,158
McEwen Mining, Inc.(a) *	16,801	74,596
Metals USA Holdings Corp.*	7,474	107,700
Mines Management, Inc.(a) *	8,088	13,750
Noranda Aluminum Holding Corp.	12,872	128,334
Olympic Steel, Inc.(a)	2,400	57,600
Revett Minerals, Inc.*	2,266	9,472
RTI International Metals, Inc.(a) *	6,300	145,278
Schnitzer Steel Industries, Inc., Class A(a)	5,061	201,909
Solitario Exploration & Royalty Corp.(a) *	1,000	1,380
Stillwater Mining Co.(a) *	21,000	265,440
Universal Stainless & Alloy*	1,400	59,808
Worthington Industries, Inc.	17,700	339,486
		4,024,972
Multi-Utilities — 0.4%
Avista Corp.	12,400	317,192
Black Hills Corp.	7,800	261,534
CH Energy Group, Inc.(a)	3,800	253,574
NorthWestern Corp.	8,500	301,410
		1,133,710
Multiline Retail — 0.3%
Duckwall-ALCO Stores, Inc.(a) *	200	1,788
Fred's, Inc.(a)	8,987	131,300
Gordmans Stores, Inc.*	1,136	24,958
Saks, Inc.(a) *	35,876	416,520
The Bon-Ton Stores, Inc.(a)	2,700	24,948

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Tuesday Morning Corp.*	9,403	$36,108
		635,622
Office Electronics — 0.2%
Zebra Technologies Corp., Class A*	9,827	404,676
Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp.(a) *	19,200	59,904
Adams Resources & Energy, Inc.	900	51,462
Alon USA Energy, Inc.	10,500	95,025
Ante5, Inc.(a) *	2,059	1,441
Approach Resources, Inc.*	7,841	289,725
Barnwell Industries, Inc.*	2,159	7,049
Bill Barrett Corp.(a) *	10,895	283,379
BPZ Resources, Inc.*	25,439	102,519
Callon Petroleum Co.*	9,264	58,271
Carrizo Oil & Gas, Inc.*	9,054	255,866
Cheniere Energy, Inc.*	17,954	268,951
Clayton Williams Energy, Inc.*	2,100	166,824
Clean Energy Fuels Corp.(a) *	17,641	375,400
Cloud Peak Energy, Inc.*	15,189	241,961
Comstock Resources, Inc.(a) *	10,008	158,427
Contango Oil & Gas Co.*	3,500	206,185
CREDO Petroleum Corp.(a) *	1,000	10,220
Crimson Exploration, Inc.(a) *	8,391	34,823
Crosstex Energy, Inc.(a)	15,460	218,604
CVR Energy, Inc.*	21,682	579,993
Delek US Holdings, Inc.	12,078	187,330
DHT Holdings, Inc.(a)	10,378	9,963
Double Eagle Petroleum Co.(a) *	1,550	9,300
Endeavour International Corp.*	7,372	87,358
Energy Partners Ltd.*	9,173	152,364
Evolution Petroleum Corp.*	6,400	59,520
FieldPoint Petroleum Corp.*	1,200	5,412
Forest Oil Corp.(a) *	18,116	219,566
FX Energy, Inc.*	2,450	13,328
GeoPetro Resources Co.*	300	61
Georesources, Inc.*	5,555	181,871
Gevo, Inc.(a) *	478	4,393
GMX Resources, Inc.(a) *	11,876	15,083
Green Plains Renewable Energy, Inc.*	7,838	84,572
Gulfport Energy Corp.*	11,682	340,180
Harvest Natural Resources, Inc.*	7,400	52,392
HKN, Inc.(a) *	4,194	9,311
Houston American Energy Corp.(a) *	6,452	33,679
James River Coal Co.(a) *	6,800	34,816
Magnum Hunter Resources Corp.(a) *	1,761	11,288
Northern Oil and Gas, Inc.(a) *	13,240	274,598
Overseas Shipholding Group, Inc.(a)	5,212	65,828
Panhandle Oil and Gas, Inc.(a)	1,289	38,000
Patriot Coal Corp.(a) *	19,200	119,808
Penn Virginia Corp.	9,100	41,405
Petroleum Development Corp.*	4,900	181,741
Petroquest Energy, Inc.(a) *	12,273	75,356
PostRock Energy Corp.*	1,342	4,160
Rex Energy Corp.(a) *	8,838	94,390
Rex Stores Corp.(a) *	1,575	48,352
Royale Energy, Inc.(a) *	1,600	8,336
SemGroup Corp.*	8,201	238,977
Ship Finance International Ltd.(a)	16,513	252,649
Stone Energy Corp.*	10,059	287,587
Swift Energy Co.*	9,200	267,076
Targa Resources Corp.	2,722	123,715
Teekay Corp.	5,415	188,171
Triangle Petroleum Corp.*	3,456	23,846
Uranium Energy Corp.(a) *	7,806	30,443
USEC, Inc.*	24,000	25,440
Vaalco Energy, Inc.*	13,164	124,400
Venoco, Inc.*	9,035	97,939
Voyager Oil & Gas, Inc.*	2,059	5,003
W&T Offshore, Inc.(a)	15,533	327,436
Warren Resources, Inc.(a) *	14,000	45,640
Western Refining, Inc.(a)	19,043	358,389
ZaZa Energy Corp.(a) *	3,166	14,785
Zion Oil & Gas, Inc.*	3,651	9,639
		8,350,925
Paper & Forest Products — 0.7%
AbitibiBowater, Inc.(a) *	3,094	44,182
Buckeye Technologies, Inc.	10,000	339,700
Clearwater Paper Corp.*	4,412	146,523
Deltic Timber Corp.	2,800	177,212
Glatfelter	10,600	167,268
KapStone Paper and Packaging Corp.*	11,229	221,211
Louisiana-Pacific Corp.*	32,984	308,400
Mercer International, Inc.*	9,357	74,763
Neenah Paper, Inc.	3,300	98,142
Schweitzer-Mauduit International, Inc.	3,100	214,086
Wausau Paper Corp.(a)	11,200	105,056
		1,896,543
Personal Products — 0.8%
CCA Industries, Inc.	556	2,613
Elizabeth Arden, Inc.*	10,900	381,282
Inter Parfums, Inc.(a)	6,746	105,845
Mannatech, Inc.(a) *	770	2,876
Medifast, Inc.(a) *	3,300	57,618
Natural Alternatives International, Inc.(a) *	1,000	6,250
Natures Sunshine Products, Inc.(a) *	2,700	43,254
Nu Skin Enterprises, Inc., Class A(a)	14,648	848,266
Nutraceutical International Corp.(a) *	2,300	33,488
Parlux Fragrances, Inc.(a) *	5,787	32,754
Physicians Formula Holdings, Inc.*	1,300	3,861
Prestige Brands Holdings, Inc.(a) *	11,200	195,776
Reliv International, Inc.	3,500	4,725
Revlon, Inc., Class A(a) *	9,354	161,356
Schiff Nutrition International, Inc.(a) *	4,641	57,038
USANA Health Sciences, Inc.(a) *	3,400	126,922
		2,063,924
Pharmaceuticals — 1.6%
Akorn, Inc.(a) *	20,100	235,170
AVANIR Pharmaceuticals, Inc., Class A(a) *	3,434	11,744
Columbia Laboratories, Inc.(a) *	10,900	7,739
Corcept Therapeutics, Inc.(a) *	4,500	17,685
Cumberland Pharmaceuticals, Inc.(a) *	5,912	44,340
Depomed, Inc.(a) *	11,500	71,990
Emisphere Technologies, Inc.*	6,080	2,310
Hi-Tech Pharmacal Co., Inc.*	2,678	96,221
Impax Laboratories, Inc.*	14,300	351,494
Jazz Pharmaceuticals PLC*	9,239	447,814
KV Pharmaceutical Co., Class A(a) *	7,700	10,164
Lannett Co., Inc.(a) *	4,650	19,390
MAP Pharmaceuticals, Inc.(a) *	6,604	94,833
Medicines Co. (The)*	21,641	434,335
Medicis Pharmaceutical Corp., Class A	12,800	481,152
Obagi Medical Products, Inc.(a) *	3,200	42,880
Pain Therapeutics, Inc.(a) *	5,500	19,745
Par Pharmaceutical Cos., Inc.*	8,790	340,437
Pozen, Inc.*	6,700	40,200

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
ProPhase Labs, Inc.*	3,100	$2,992
Questcor Pharmaceuticals, Inc.(a) *	14,600	549,252
Repros Therapeutics, Inc.*	700	2,961
Santarus, Inc.*	500	2,925
Sucampo Pharmaceuticals, Inc., Class A*	3,198	23,825
Transcept Pharmaceuticals, Inc.(a) *	4,028	42,375
Viropharma, Inc.(a) *	25,800	775,806
XenoPort Inc.*	5,338	24,021
		4,193,800
Professional Services — 1.8%
Acacia Research Corp.(a) *	10,077	420,614
Advisory Board Co. (The)*	4,800	425,376
Barrett Business Services, Inc.	2,100	41,643
CBIZ, Inc.(a) *	15,700	99,224
CDI Corp.	3,800	68,134
Competitive Technologies, Inc.(a) *	1,800	2,016
Corporate Executive Board Co. (The)	6,893	296,468
CoStar Group, Inc.(a) *	4,745	327,642
CRA International, Inc.*	2,200	55,484
Dolan Media Co.*	6,400	58,304
Exponent, Inc.*	2,610	126,637
Franklin Covey Co.(a) *	4,000	37,640
FTI Consulting, Inc.(a) *	9,847	369,459
GP Strategies Corp.*	3,999	69,983
Heidrick & Struggles International, Inc.	3,700	81,511
Hill International, Inc.*	9,200	36,156
Hudson Highland Group, Inc.(a) *	7,871	42,346
Huron Consulting Group, Inc.*	5,651	212,252
ICF International, Inc.*	4,955	125,708
Insperity, Inc.	5,700	174,648
Kelly Services, Inc., Class A	8,211	131,294
Kforce, Inc.(a) *	10,079	150,177
Korn/Ferry International*	11,693	195,858
Luna Innovations, Inc.(a) *	1,600	2,672
Mastech Holdings, Inc.(a) *	849	5,204
Mistras Group, Inc.*	5,859	139,561
National Technical Systems, Inc.*	1,400	8,050
Navigant Consulting, Inc.*	13,900	193,349
Odyssey Marine Exploration, Inc.(a) *	10,650	33,015
On Assignment, Inc.*	12,485	218,113
Pendrell Corp.*	11,761	30,696
RCM Technologies, Inc.(a) *	2,995	16,682
Resources Connection, Inc.	11,115	156,166
SmartPros Ltd.(a)	1,000	2,010
TrueBlue, Inc.*	11,123	198,879
Volt Information Sciences, Inc.(a) *	4,949	30,882
VSE Corp.(a)	850	21,089
		4,604,942
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA*	5,967	361,839
AV Homes, Inc.*	2,054	25,018
Consolidated-Tomoka Land Co.(a)	1,100	32,725
Forestar Group, Inc.*	8,034	123,643
Kennedy-Wilson Holdings, Inc.	5,196	70,146
Maui Land & Pineapple Co., Inc.*	1,800	7,254
St. Joe Co. (The)(a) *	14,313	272,090
Tejon Ranch Co.*	8,031	230,008
Thomas Properties Group, Inc.(a)	13,872	63,672
ZipRealty Inc.*	4,510	6,179
		1,192,574
Road & Rail — 1.6%
AMERCO, Inc.	4,600	485,346
Arkansas Best Corp.	5,700	107,217
Avis Budget Group, Inc.(a) *	21,901	309,899
Celadon Group, Inc.	5,010	77,906
Con-way, Inc.	13,191	430,159
Covenant Transportation Group, Inc., Class A(a) *	1,500	4,800
Dollar Thrifty Automotive Group, Inc.*	4,400	356,004
Frozen Food Express Industries*	5,100	6,222
Heartland Express, Inc.(a)	23,624	341,603
Knight Transportation, Inc.(a)	20,700	365,562
Marten Transport Ltd.	4,614	101,831
Old Dominion Freight Line, Inc.*	12,528	597,210
P.A.M. Transportation Services, Inc.	3,196	35,763
Quality Distribution, Inc.*	6,100	84,058
RailAmerica, Inc.(a) *	11,142	239,107
Roadrunner Transportation Systems, Inc.*	4,624	80,226
Saia, Inc.*	3,200	54,432
Swift Transportation Co.*	7,485	86,377
Universal Truckload Services, Inc.	3,300	49,698
USA Truck, Inc.(a) *	1,900	14,725
Werner Enterprises, Inc.	17,675	439,400
		4,267,545
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.*	9,400	123,328
Aehr Test Systems*	900	864
Aetrium, Inc.*	2,200	1,760
Alpha & Omega Semiconductor Ltd.(a) *	3,174	30,534
Amkor Technology, Inc.(a) *	43,398	266,681
Amtech Systems, Inc.(a) *	2,200	18,326
Anadigics, Inc.(a) *	14,200	33,654
Applied Micro Circuits Corp.*	14,675	101,845
ATMI, Inc.*	7,200	167,760
AuthenTec, Inc.(a) *	8,622	27,159
Axcelis Technologies, Inc.*	20,139	34,639
AXT, Inc.(a) *	12,200	77,470
Brooks Automation, Inc.	16,574	204,357
BTU International, Inc.*	2,100	6,489
Cabot Microelectronics Corp.	5,200	202,176
Cascade Microtech, Inc.*	3,500	17,045
Ceva, Inc.(a) *	4,175	94,814
Cirrus Logic, Inc.(a) *	16,300	387,940
Cohu, Inc.	5,200	59,124
Cyberoptics Corp.*	1,700	16,422
Cymer, Inc.*	8,635	431,750
Diodes, Inc.(a) *	9,250	214,415
DSP Group, Inc.*	6,800	45,288
Entegris, Inc.*	33,988	317,448
Entropic Communications, Inc.*	13,401	78,128
Exar Corp.*	11,669	98,020
Fairchild Semiconductor International, Inc.*	26,822	394,283
Formfactor, Inc.*	10,700	59,706
FSI International, Inc.*	8,500	41,565
GigOptix, Inc.(a) *	2,680	7,450
GSI Technology, Inc.(a) *	6,498	27,552
GT Advanced Technologies, Inc.(a) *	33,248	274,961
Hittite Microwave Corp.*	7,800	423,618
Ikanos Communications, Inc.*	9,200	6,715
Inphi Corp.(a) *	255	3,616
Integrated Device Technology, Inc.*	33,300	238,095
Integrated Silicon Solution, Inc.*	5,884	65,665
International Rectifier Corp.*	14,106	325,425
Intersil Corp., Class A	31,221	349,675
IXYS Corp.(a) *	7,000	92,400
Kopin Corp.(a) *	16,230	66,056
Kulicke & Soffa Industries, Inc.*	18,199	226,214

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Lattice Semiconductor Corp.*	32,718	$210,377
LTX-Credence Corp.*	9,555	68,700
Mattson Technology, Inc.(a) *	14,200	39,334
MaxLinear, Inc., Class A(a) *	195	1,086
MEMSIC, Inc.*	1,209	5,090
Micrel, Inc.(a)	15,500	159,030
Microsemi Corp.*	21,875	469,000
Mindspeed Technologies, Inc.(a) *	6,180	39,367
MIPS Technologies, Inc., Class A(a) *	18,036	98,116
MKS Instruments, Inc.	12,552	370,661
Monolithic Power Systems, Inc.*	7,600	149,492
MoSys, Inc.(a) *	1,522	6,042
Nanometrics, Inc.*	5,800	107,358
Omnivision Technologies, Inc.(a) *	11,500	230,000
PDF Solutions, Inc.*	8,956	75,499
Pericom Semiconductor Corp.*	5,500	44,495
Photronics, Inc.(a) *	11,917	79,248
Pixelworks, Inc.*	1,533	3,541
PLX Technology, Inc.(a) *	6,900	27,738
PMC - Sierra, Inc.*	49,083	354,870
Power Integrations, Inc.(a)	6,500	241,280
Ramtron International Corp.*	10,700	21,293
RF Micro Devices, Inc.*	58,119	289,433
Rubicon Technology, Inc.(a) *	4,400	45,892
Rudolph Technologies, Inc.(a) *	7,386	82,058
Semtech Corp.*	13,910	395,879
Sigma Designs, Inc.(a) *	6,309	32,681
Silicon Image, Inc.*	16,700	98,196
Silicon Laboratories, Inc.*	9,015	387,645
Spansion, Inc., Class A*	15,456	188,254
Spire Corp.*	1,100	1,276
Standard Microsystems Corp.*	5,000	129,350
STR Holdings, Inc.(a) *	7,400	35,816
SunPower Corp.(a) *	3,530	22,521
Supertex, Inc.*	2,900	52,403
Tessera Technologies, Inc.*	11,500	198,375
TriQuint Semiconductor, Inc.*	32,800	226,156
Ultra Clean Holdings*	4,750	35,815
Ultratech, Inc.*	5,300	153,594
Veeco Instruments, Inc.(a) *	8,400	240,240
Volterra Semiconductor Corp.*	5,300	182,400
		11,260,033
Software — 3.8%
Accelrys, Inc.*	13,277	105,950
ACI Worldwide, Inc.*	10,000	402,700
Actuate Corp.*	14,300	89,804
Advent Software, Inc.*	12,200	312,320
American Software, Inc., Class A	5,100	43,758
AsiaInfo-Linkage, Inc.(a) *	15,273	192,440
Aspen Technology, Inc.*	18,375	377,239
Blackbaud, Inc.	12,954	430,461
Bottomline Technologies, Inc.*	7,055	197,117
Bsquare Corp.(a) *	2,300	7,705
Commvault Systems, Inc.*	8,734	433,556
Compuware Corp.*	43,753	402,090
Convio, Inc.(a) *	2,946	45,575
Deltek, Inc.(a) *	10,652	113,550
Digimarc Corp.*	1,256	35,093
Ebix, Inc.(a)	9,036	209,274
EPIQ Systems, Inc.(a)	8,450	102,245
ePlus, Inc.*	1,200	38,364
Fair Isaac Corp.	10,900	478,510
Gerber Scientific(a) *	5,000	—
GSE Systems, Inc.(a) *	2,896	6,921
Guidance Software, Inc.*	1,433	15,835
Interactive Intelligence Group*	3,800	115,938
JDA Software Group, Inc.*	9,553	262,516
Kenexa Corp.*	5,100	159,324
Manhattan Associates, Inc.*	5,462	259,609
Mentor Graphics Corp.*	27,195	404,118
MicroStrategy, Inc., Class A*	1,322	185,080
Monotype Imaging Holdings, Inc.*	7,120	106,088
NetScout Systems, Inc.*	10,385	211,231
Opnet Technologies, Inc.(a)	7,680	222,720
Pervasive Software, Inc.*	5,000	29,950
Progress Software Corp.*	13,950	329,499
PROS Holdings, Inc.*	5,253	98,231
QAD, Inc., Class A(a) *	4,879	63,915
QAD, Inc., Class B(a) *	1,219	15,981
Quest Software, Inc.*	15,812	367,945
Rosetta Stone, Inc.(a) *	4,230	43,653
Scientific Learning Corp.(a) *	4,750	8,455
Seachange International, Inc.*	7,100	55,238
Smith Micro Software, Inc.(a) *	6,500	15,145
Solarwinds, Inc.*	15,895	614,342
Sourcefire, Inc.(a) *	5,802	279,250
SRS Labs, Inc.*	3,700	25,715
SS&C Technologies Holdings, Inc.*	15,115	352,633
Take-Two Interactive Software, Inc.*	17,890	275,238
TeleCommunication Systems, Inc., Class A*	10,596	29,457
TeleNav, Inc.*	8,331	58,484
THQ, Inc.(a) *	14,250	7,980
TiVo, Inc.*	24,136	289,391
Tyler Technologies, Inc.*	8,205	315,154
Ultimate Software Group, Inc.*	3,459	253,475
Verint Systems, Inc.*	8,369	271,072
Websense, Inc.(a) *	8,084	170,491
		9,937,825
Specialty Retail — 5.0%
Aaron's, Inc.	17,233	446,335
Aeropostale, Inc.*	20,169	436,054
America's Car-Mart, Inc.*	2,516	110,654
Ann, Inc.(a) *	12,800	366,592
Asbury Automotive Group, Inc.*	9,700	261,900
Barnes & Noble, Inc.(a) *	12,568	166,526
Bebe Stores, Inc.(a)	22,995	212,244
Big 5 Sporting Goods Corp.	4,047	31,728
Body Central Corp.*	1,319	38,277
Books-A-Million, Inc.	3,928	12,570
Boyds Collection Ltd.(a) (b) *	10,600	—
Brown Shoe Co., Inc.(a)	9,550	88,146
Buckle, Inc. (The)(a)	9,375	449,062
Build-A-Bear Workshop, Inc.*	3,900	20,475
Cabela's, Inc.*	17,400	663,810
Cache, Inc.*	3,300	23,100
Casual Male Retail Group, Inc.*	8,925	29,988
Cato Corp. (The), Class A(a)	7,100	196,244
Charming Shoppes, Inc.*	28,903	170,528
Chico's FAS, Inc.	8,932	134,873
Childrens Place Retail Stores, Inc.(a) *	6,000	310,020
Christopher & Banks Corp.	7,937	14,763
Citi Trends, Inc.*	3,000	34,380
Collective Brands, Inc.(a) *	13,100	257,546
Conn's, Inc.*	7,199	110,505
Cost Plus, Inc.(a) *	4,685	83,862
Destination Maternity Corp.(a)	2,800	51,996
DSW, Inc., Class A	7,973	436,681

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Express, Inc.*	21,004	$524,680
Finish Line Inc. (The), Class A	12,124	257,271
Friedmans, Inc., Class A(b) *	1,600	—
Genesco, Inc.*	5,569	399,019
Golfsmith International Holdings, Inc.(a) *	1,600	6,944
Group 1 Automotive, Inc.(a)	4,900	275,233
Haverty Furniture Cos., Inc.(a)	3,600	39,960
hhgregg, Inc.(a) *	9,379	106,733
Hibbett Sports, Inc.(a) *	6,450	351,847
Hot Topic, Inc.	9,875	100,231
Jos. A. Bank Clothiers, Inc.(a) *	6,612	333,311
Kirkland's, Inc.(a) *	5,977	96,708
Lithia Motors, Inc., Class A	4,731	123,952
Lumber Liquidators Holdings, Inc.*	1,896	47,609
MarineMax, Inc.*	4,100	33,743
Men's Wearhouse, Inc.	12,801	496,295
Midas, Inc.*	3,000	34,440
Monro Muffler Brake, Inc.(a)	7,750	321,547
New York & Co., Inc.*	11,900	44,387
Office Depot, Inc.*	60,988	210,409
OfficeMax, Inc.(a) *	17,831	101,993
Pacific Sunwear Of California(a) *	14,775	26,004
Penske Auto Group, Inc.(a)	20,300	499,989
PEP Boys-Manny Moe & Jack(a)	11,700	174,564
Pier 1 Imports, Inc.*	34,700	630,846
RadioShack Corp.(a)	20,906	130,035
Rent-A-Center, Inc.	13,202	498,375
Rue21, Inc.*	4,880	143,179
Select Comfort Corp.*	12,269	397,393
Shoe Carnival, Inc.*	2,240	72,173
Sonic Automotive, Inc., Class A(a)	10,127	181,375
Sport Chalet, Inc.*	800	1,080
Stage Stores, Inc.	8,600	139,664
Stein Mart, Inc.*	11,157	73,636
Systemax, Inc.(a) *	7,400	124,764
Talbots, Inc.(a) *	10,590	32,088
Tandy Leather Factory, Inc.	2,200	11,550
Trans World Entertainment*	5,400	11,448
Vitamin Shoppe, Inc.*	7,189	317,826
West Marine, Inc.(a) *	4,005	47,980
Wet Seal, Inc.*	20,875	72,019
Zale Corp.(a) *	7,200	22,248
Zumiez, Inc.*	6,000	216,660
		12,890,067
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.*	8,092	402,739
Cherokee, Inc.	1,700	19,363
Columbia Sportswear Co.(a)	8,700	412,815
CROCS, Inc.*	22,600	472,792
Culp, Inc.*	2,400	26,352
Delta Apparel, Inc.(a) *	1,153	18,944
G-III Apparel Group Ltd.(a) *	3,500	99,470
Heelys, Inc.(a) *	2,200	4,840
Iconix Brand Group, Inc.(a) *	16,998	295,425
Jones Group, Inc. (The)(a)	19,161	240,662
K-Swiss, Inc., Class A(a) *	5,700	23,370
Kenneth Cole Productions, Inc., Class A*	3,400	54,740
LaCrosse Footwear, Inc.	582	7,519
Lakeland Industries, Inc.*	440	4,521
Maidenform Brands, Inc.*	5,100	114,801
Movado Group, Inc.	4,000	98,200
Oxford Industries, Inc.(a)	4,374	222,287
Perry Ellis International, Inc.*	3,000	56,010
Quiksilver, Inc.*	32,625	131,805
R.G. Barry Corp.	1,900	23,180
Rocky Brands, Inc.*	1,000	13,610
Skechers U.S.A., Inc., Class A(a) *	6,800	86,496
Steven Madden Ltd.*	5,643	241,238
Superior Uniform Group, Inc.(a)	1,100	12,914
Tandy Brands Accessories, Inc.*	1,300	2,262
True Religion Apparel, Inc.*	5,400	147,960
Unifi, Inc.*	4,533	43,789
Wolverine World Wide, Inc.	11,000	408,980
		3,687,084
Thrifts & Mortgage Finance — 1.9%
Astoria Financial Corp.(a)	21,700	213,962
Atlantic Coast Financial Corp.*	488	1,161
Bank Mutual Corp.(a)	8,663	34,999
BankFinancial Corp.(a)	4,900	32,438
Beneficial Mutual Bancorp, Inc.(a) *	17,310	151,289
Berkshire Hills Bancorp, Inc.(a)	4,442	101,811
BofI Holding, Inc.*	1,929	32,947
Brookline Bancorp, Inc.	19,118	179,136
Cape Bancorp, Inc.(a) *	236	1,883
Capitol Federal Financial, Inc.	41,921	497,183
CFS Bancorp, Inc.(a)	1,800	10,116
Charter Financial Corp.	2,028	18,171
Citizens Community Bancorp, Inc.*	400	2,424
Citizens South Banking Corp.	1,260	5,733
Clifton Savings Bancorp, Inc.	4,173	43,524
Dime Community Bancshares	10,050	146,830
Doral Financial Corp.(a) *	6,300	9,702
ESSA Bancorp, Inc.(a)	1,900	18,620
Federal Agricultural Mortgage Corp., Class C	1,400	31,780
First Defiance Financial Corp.	1,100	18,546
First Federal Bancshares of Arkansas, Inc.*	397	2,708
First Federal of Northern Michigan Bancorp, Inc.*	300	1,170
First Financial Holdings, Inc.	2,800	30,800
First Financial Northwest, Inc.(a) *	2,239	17,285
First Pactrust Bancorp, Inc.	1,673	19,942
First Place Financial Corp.(a) *	2,900	2,233
Flushing Financial Corp.	7,140	96,104
Fox Chase Bancorp, Inc.(a)	3,230	41,990
Hampden Bancorp, Inc.	300	3,615
HF Financial Corp.	110	1,319
Home Bancorp, Inc.*	994	17,335
Home Federal Bancorp, Inc.(a)	4,062	41,148
HopFed Bancorp, Inc.(a)	415	3,673
Kaiser Federal Financial Group, Inc.	2,068	28,931
Kearny Financial Corp.(a)	17,221	167,905
Meridian Interstate Bancorp, Inc.(a) *	3,210	42,147
MGIC Investment Corp.(a) *	44,075	218,612
New England Bancshares, Inc.	1,000	10,440
New Hampshire Thrift Bancshares, Inc.(a)	200	2,454
Northeast Community Bancorp, Inc.(a)	2,200	12,386
Northfield Bancorp, Inc.(a)	8,158	116,007
Northwest Bancshares, Inc.	27,000	342,900
OceanFirst Financial Corp.(a)	3,447	49,085
Ocwen Financial Corp.*	23,644	369,556
Oritani Financial Corp.(a)	12,152	178,391
Provident Financial Holdings, Inc.	1,000	10,930
Provident Financial Services, Inc.	14,515	210,903
Provident New York Bancorp	10,000	84,600
Pulaski Financial Corp.(a)	2,040	16,055
Radian Group, Inc.(a)	27,036	117,607

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Rainier Pacific Financial Group, Inc.*	700	$—
Riverview Bancorp, Inc.*	2,760	6,238
Rockville Financial, Inc.(a)	7,084	82,529
Roma Financial Corp.	4,854	47,521
SI Financial Group, Inc.	2,065	23,582
Territorial Bancorp, Inc.(a)	2,302	47,905
Timberland Bancorp, Inc.*	2,600	12,116
Tree.com, Inc.*	900	6,840
Trustco Bank Corp.(a)	17,234	98,406
United Financial Bancorp, Inc.	3,955	62,568
ViewPoint Financial Group(a)	8,008	123,163
Walker & Dunlop, Inc.*	3	38
Washington Federal, Inc.	23,270	391,401
Waterstone Financial, Inc.(a) *	6,900	21,735
Westfield Financial, Inc.(a)	5,000	39,550
WSFS Financial Corp.	789	32,349
		4,806,427
Tobacco — 0.3%
Alliance One International, Inc.(a) *	20,000	75,400
Star Scientific, Inc.(a) *	17,740	58,187
Universal Corp.(a)	5,600	260,960
Vector Group Ltd.(a)	15,964	282,882
		677,429
Trading Companies & Distributors — 1.6%
Aceto Corp.	7,018	66,601
Aircastle Ltd.	15,000	183,600
Applied Industrial Technologies, Inc.(a)	9,834	404,472
Beacon Roofing Supply, Inc.(a) *	10,600	273,056
BlueLinx Holdings, Inc.*	14,231	37,570
CAI International, Inc.*	4,585	83,355
DXP Enterprises, Inc.*	2,600	113,074
Empire Resources, Inc.(a)	2,300	6,958
GATX Corp.(a)	10,233	412,390
H&E Equipment Services, Inc.*	8,700	164,604
Houston Wire & Cable Co.(a)	5,746	79,812
Interline Brands, Inc.*	6,600	142,626
Kaman Corp., Class A	5,778	196,163
KSW, Inc.(a)	1,050	4,085
Lawson Products, Inc.(a)	1,575	23,798
RSC Holdings, Inc.*	4,488	101,384
Rush Enterprises, Inc., Class A*	6,000	127,320
SeaCube Container Leasing Ltd.	336	5,779
TAL International Group, Inc.(a)	7,400	271,654
Textainer Group Holdings Ltd.(a)	10,100	342,390
Titan Machinery, Inc.(a) *	3,710	104,622
United Rentals, Inc.(a) *	12,532	537,497
Watsco, Inc.	5,300	392,412
Willis Lease Finance Corp.(a) *	900	11,709
		4,086,931
Water Utilities — 0.2%
American States Water Co.(a)	3,550	128,297
Artesian Resources Corp., Class A(a)	1,300	24,427
California Water Service Group	8,600	156,606
Connecticut Water Service, Inc.(a)	1,900	53,751
Consolidated Water Co., Ltd.(a)	2,195	17,363
Middlesex Water Co.(a)	2,337	44,146
SJW Corp.(a)	4,400	106,128
York Water Co.(a)	1,271	21,988
		552,706
Wireless Telecommunication Services — 0.1%
Leap Wireless International, Inc.(a) *	17,252	150,610
NTELOS Holdings Corp.	4,685	96,979
Shenandoah Telecommunications Co.(a)	4,460	49,729
USA Mobility, Inc.	4,000	55,720
		353,038
TOTAL COMMON STOCKS
(Identified Cost $234,985,930)		260,368,450

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b) *	335	—
U.S. Concrete, Inc., expires 8/31/17(b) *	335	—
		—
Oil, Gas & Consumable Fuels — 0.0%
FieldPoint Petroleum Corp., expires 3/23/17*	1,200	1,680
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b) (c) *	13,728	—
		—
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b) *	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $87,419)		1,680

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	469,043	469,043
		469,044
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $469,044)		469,044

COLLATERAL FOR SECURITIES ON LOAN — 28.2%
Short-Term — 28.2%
State Street Navigator Securities Lending Prime Portfolio	73,394,084	73,394,084
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $73,394,084)		73,394,084

Total Investments — 128.6%
(Identified Cost $308,936,477)#		334,233,258
Liabilities, Less Cash and Other Assets — (28.6%)		(74,346,030)

Net Assets — 100.0%		$259,887,228
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2012, the market value of the securities on loan was $71,464,216.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#
At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $308,936,477. Net unrealized appreciation aggregated $25,296,781 of which $68,812,461 related to appreciated investment securities and $43,515,680 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

March 31, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	19.1%
Industrials	17.9%
Consumer Discretionary	17.1%
Financials	16.3%
Health Care	10.9%
Energy	5.2%
Materials	5.1%
Consumer Staples	4.8%
Utilities	2.8%
Telecommunication Services	0.8%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 4.9%
Alumina Ltd.	256,850	$328,582
Asciano Group	137,016	695,447
Bank of Queensland Ltd.(a)	69,547	524,453
Bendigo and Adelaide Bank Ltd.	80,879	649,283
BlueScope Steel Ltd.(a) *	244,217	99,924
Boral Ltd.(a)	149,703	624,931
Caltex Australia Ltd.	54,126	778,762
Crown Ltd.	57,163	514,555
CSR Ltd.(a)	75,681	141,110
Downer EDI Ltd.*	14,976	62,362
Echo Entertainment Group Ltd.(a)	116,617	530,302
Fairfax Media Ltd.(a)	358,477	269,213
Harvey Norman Holdings Ltd.(a)	42,022	87,492
Incitec Pivot Ltd.	250,093	816,035
Lend Lease Corp. Ltd.	55,513	429,548
Macquarie Group Ltd.	46,040	1,386,840
OneSteel Ltd.	91,574	117,623
Origin Energy Ltd.	184,291	2,548,485
OZ Minerals Ltd.	32,061	324,133
Primary Health Care Ltd.(a)	48,970	145,075
Qantas Airways Ltd.*	197,873	365,866
Santos Ltd.	118,345	1,745,648
Seven Group Holdings Ltd.(a)	5,495	56,579
Sims Metal Management Ltd.(a)	38,790	590,253
Suncorp Group Ltd.	218,873	1,904,444
TABCORP Holdings Ltd.	117,319	330,548
Tatts Group Ltd.	164,072	421,486
Toll Holdings Ltd.(a)	95,693	581,855
Wesfarmers Ltd.(a)	201,167	6,255,531
		23,326,365
Austria — 0.2%
Erste Group Bank AG	20,746	478,396
Raiffeisen Bank International AG(a)	8,878	313,775
		792,171
Belgium — 1.1%
Delhaize Group	17,993	946,692
Fortis	349,625	768,454
KBC Groep NV	16,399	411,400
SA D'ieteren NV	2,077	96,607
Solvay SA	13,524	1,601,140
UCB SA(a)	31,369	1,353,421
		5,177,714
Canada — 12.2%
Agnico-Eagle Mines Ltd.	8,400	279,930
Astral Media, Inc., Class A(a)	10,600	515,733
Canadian Pacific Railway Ltd.(a)	16,475	1,250,511
Canadian Tire Corp. Ltd., Class A	18,300	1,182,634
Empire Co., Ltd., Class A	7,800	450,429
EnCana Corp.(a)	153,451	3,013,790
Enerplus Corp.(a)	31,795	712,116
Ensign Energy Services, Inc.(a)	16,271	243,221
Fairfax Financial Holdings Ltd.(a)	2,700	1,089,772
George Weston Ltd.(a)	7,700	488,888
Goldcorp, Inc.	63,211	2,849,232
Groupe Aeroplan, Inc.	22,400	276,898
HudBay Minerals, Inc.	800	8,774
Husky Energy, Inc.(a)	50,950	1,296,417
Industrial Alliance Insurance & Financial
Services, Inc.	18,285	560,585
Inmet Mining Corp.(a)	9,029	510,538
Kinross Gold Corp.	203,700	1,991,152
Loblaw Companies Ltd.(a)	14,200	484,319
Lundin Mining Corp.*	58,141	260,555
Magna International, Inc., Class A(a)	50,224	2,394,760
Manulife Financial Corp.(a)	320,899	4,346,429
Methanex Corp.	200	6,513
Nexen, Inc.	90,716	1,663,437
Pan American Silver Corp.(a)	6,906	152,390
Pengrowth Energy Corp.(a)	39,769	372,791
Penn West Petroleum Ltd.	58,063	1,134,541
PetroBakken Energy Ltd., Class A(a)	7,732	128,757
Precision Drilling Corp.*	40,259	404,426
Progress Energy Resources Corp.(a)	12,709	127,415
Progressive Waste Solutions Ltd.(a)	10,791	234,439
Quebecor, Inc., Class B	2,323	89,618
Research In Motion Ltd.*	35,700	523,626
Sun Life Financial, Inc.	125,037	2,967,192
Suncor Energy, Inc.	247,864	8,098,539
Talisman Energy, Inc.	83,423	1,048,799
Teck Resources Ltd., Class B(a)	104,620	3,735,043
Thomson Reuters Corp.(a)	106,534	3,080,295
TransAlta Corp.	32,569	610,597
TransCanada Corp.(a)	138,613	5,951,972
Uranium One, Inc.(a) *	20,104	55,830
Viterra, Inc.	55,057	878,196
Yamana Gold, Inc.(a)	166,200	2,592,683
		58,063,782
Denmark — 1.4%
A P Moller - Maersk A/S, Class A	33	242,731
A P Moller - Maersk A/S, Class B	273	2,107,866
Carlsberg A/S, Class B	20,734	1,713,124
Danske Bank A/S*	117,763	1,994,552
H Lundbeck A/S	6,315	126,538
Jyske Bank A/S*	9,528	301,406
Rockwool International A/S, B Shares	570	54,553
TDC A/S	34,293	249,415
Vestas Wind Systems A/S(a) *	6,330	64,213
		6,854,398
Finland — 0.7%
Kesko Oyj, B Shares	6,878	223,184
Neste Oil Oyj(a)	18,872	232,441
Stora Enso Oyj, R Shares	129,420	961,423
UPM-Kymmene Oyj	153,593	2,091,487
		3,508,535
France — 10.1%
Air France-KLM(a) *	27,263	154,896
Arkema	2,409	224,484
AXA SA	198,619	3,292,683
BNP Paribas SA	28,349	1,345,057
Bollore	1,451	301,891
Bouygues SA	21,751	665,183
Cap Gemini SA	21,722	972,254
Casino Guichard Perrachon SA	9,335	920,061
Cie de Saint-Gobain	77,815	3,475,135
Cie Generale de Geophysique-Veritas*	10,208	302,104
Cie Generale de Geophysique-Veritas,
ADR(a) *	9,901	294,654
Ciments Francais SA	2,122	151,836
CNP Assurances	21,364	333,370
Compagnie Generele des Etablissements
Michelin, Class B, ADR	27,219	2,026,739
Credit Agricole SA	186,204	1,157,265
Credit Industriel et Commercial	430	60,222
EDF SA	32,593	743,759
Eiffage SA	241	9,325
France Telecom SA	347,626	5,148,597

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
GDF Suez	257,219	$6,644,935
Groupe Eurotunnel SA	45,041	391,183
Lafarge SA	38,431	1,834,175
Lagardere SCA	29,198	900,714
Natixis	161,411	621,065
Peugeot SA	25,314	407,667
PPR	5,372	924,238
Renault SA	35,128	1,851,754
Rexel SA	13,765	303,372
Sanofi	6,600	512,565
Sanofi-Aventis SA, ADR	43,199	1,673,961
SCOR	14,662	396,178
Societe Generale	90,381	2,647,686
STMicroelectronics NV	240,145	1,962,364
Vivendi	288,783	5,299,661
		47,951,033
Germany — 8.8%
Allianz SE	2,992	357,024
Bayerische Motoren Werke AG	71,775	6,454,824
Celesio AG	6,399	115,811
Commerzbank AG*	317,446	803,147
Daimler AG(a)	144,215	8,695,669
Deutsche Bank AG	29,867	1,485,993
Deutsche Bank AG(a)	41,677	2,075,098
Deutsche Lufthansa AG	50,963	713,338
Deutsche Post AG	9,793	188,534
Deutsche Telekom AG	475,474	5,724,377
E.On AG	301,790	7,228,850
Fraport AG Frankfurt Airport Services
Worldwide	523	32,749
Hannover Rueckversicherung AG	4,864	288,936
HeidelbergCement AG	18,376	1,112,299
Merck KGaA	8,461	936,382
Muenchener Rueckversicherungs AG	18,030	2,718,469
RWE AG	18,902	902,629
Salzgitter AG	4,020	220,330
Suedzucker AG	6,635	211,272
ThyssenKrupp AG	42,239	1,051,477
Volkswagen AG	4,335	698,994
		42,016,202
Greece — 0.0%
Hellenic Petroleum SA	26,868	207,836
National Bank of Greece SA*	11,245	28,795
		236,631
Hong Kong — 1.6%
Henderson Land Development Co., Ltd.	177,777	976,388
Hongkong & Shanghai Hotels Ltd. (The)	68,495	92,967
Hopewell Holdings Ltd.	81,000	222,173
Hutchison Whampoa Ltd.	419,000	4,184,308
New World Development Co., Ltd.	670,884	806,040
Orient Overseas International Ltd.	36,000	256,131
Tsim Sha Tsui Properties	58,492	150,645
Wharf Holdings Ltd.	22,000	119,554
Wheelock & Co., Ltd.	233,000	700,601
		7,508,807
Ireland — 0.3%
CRH PLC	10,173	207,586
CRH PLC, ADR	59,896	1,228,467
		1,436,053
Israel — 0.6%
Bank Hapoalim B.M.	120,208	441,398
Bank Leumi Le-Israel	116,511	366,884
Bezeq Israeli Telecommunication Corp. Ltd.	70,437	115,648
Elbit Systems Ltd.	4,903	190,214
Israel Chemicals Ltd.	42,327	481,559
Israel Discount Bank Ltd., Series A*	138,248	182,966
Mellanox Technologies Ltd.*	222	9,217
NICE Systems Ltd.*	22,235	873,835
Paz Oil Co., Ltd.	569	76,993
Strauss Group Ltd.*	973	11,852
		2,750,566
Italy — 0.9%
Banca Monte dei Paschi di Siena SpA	357,514	150,722
Banco Popolare Scarl	36,181	68,618
Fiat SpA(a)	123,198	724,275
Finmeccanica SpA(a)	61,153	331,133
Parmalat SpA	7,882	19,689
Telecom Italia SpA	1,864,713	2,217,131
UniCredit SpA	51,349	257,226
Unione di Banche Italiane SCPA(a)	75,380	319,498
		4,088,292
Japan — 20.9%
77 Bank Ltd. (The)	60,000	264,589
Aeon Co., Ltd.(a)	101,800	1,338,147
Alfresa Holdings Corp.(a)	3,400	161,641
Amada Co., Ltd.(a)	51,000	343,820
Asahi Kasei Corp.(a)	118,000	728,501
Asatsu-DK, Inc.(a)	1,100	31,617
Bank of Kyoto Ltd.(a)	45,000	408,300
Bank of Yokohama Ltd.	45,000	225,082
Canon Marketing Japan, Inc.	8,000	102,549
Chugoku Bank Ltd.	24,000	324,465
Citizen Holdings Co., Ltd.(a)	68,900	436,192
Coca-Cola West Co., Ltd.	7,200	126,220
COMSYS Holdings Corp.(a)	9,000	97,427
Cosmo Oil Co., Ltd.(a)	111,000	308,445
Dai Nippon Printing Co., Ltd.(a)	119,000	1,216,310
Daicel Chemical Industries Ltd.	45,000	289,779
Daishi Bank Ltd.	40,000	140,631
Daiwa Securities Group, Inc.(a)	131,000	517,543
Fuji Heavy Industries Ltd.(a)	47,000	377,613
Fuji Media Holdings, Inc.	84	144,415
FUJIFILM Holdings Corp.(a)	113,700	2,666,325
Fujikura Ltd.(a)	65,000	216,745
Fukuoka Financial Group, Inc.	153,000	678,398
Glory Ltd.	7,800	170,663
Gunma Bank Ltd.	55,000	294,370
H2O Retailing Corp.(a)	18,000	156,361
Hachijuni Bank Ltd.	68,000	400,918
Hakuhodo DY Holdings, Inc.(a)	2,090	131,304
Hankyu Hanshin Holdings, Inc.	12,000	52,338
Higo Bank Ltd.	29,000	171,681
Hitachi Capital Corp.	4,800	71,446
Hitachi High-Technologies Corp.(a)	9,800	233,841
Hokkoku Bank Ltd.	38,000	142,781
Hokuhoku Financial Group, Inc.(a)	172,000	328,332
House Foods Corp.(a)	8,700	148,731
Hyakujushi Bank Ltd.	35,000	162,801
Idemitsu Kosan Co., Ltd.(a)	7,700	767,488
Inpex Corp.	301	2,032,850
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	672,896
Iyo Bank Ltd.(a)	30,000	265,676
J Front Retailing Co., Ltd.	112,000	625,154
JFE Holdings, Inc.(a)	57,200	1,228,725
Joyo Bank Ltd.(a)	91,000	416,685

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
JS Group Corp.	31,800	$665,814
JTEKT Corp.	11,100	132,900
Juroku Bank Ltd.	33,000	113,628
JX Holdings, Inc.(a)	446,500	2,767,361
Kagoshima Bank Ltd.	22,000	140,341
Kamigumi Co., Ltd.	32,000	264,830
Kaneka Corp.(a)	55,000	331,582
Kawasaki Kisen Kaisha Ltd.(a) *	49,000	107,744
Keiyo Bank	24,000	115,114
Kinden Corp.	34,000	262,486
Kobe Steel Ltd.(a)	86,000	139,229
Konica Minolta Holdings, Inc.(a)	41,000	358,137
Kyocera Corp.(a)	19,900	1,822,424
Kyowa Hakko Kirin Co., Ltd.(a)	22,000	244,533
Marui Group Co., Ltd.(a)	55,700	464,335
Mazda Motor Corp.*	226,000	395,916
Mediceo Paltac Holdings Co., Ltd.	19,700	255,146
MEIJI Holdings Co., Ltd.(a)	9,100	397,445
Mitsubishi Chemical Holdings Corp.	168,000	897,137
Mitsubishi Corp.(a)	76,700	1,779,195
Mitsubishi Gas Chemical Co., Inc.(a)	62,000	414,232
Mitsubishi Heavy Industries Ltd.	482,000	2,335,170
Mitsubishi Logistics Corp.(a)	10,000	118,038
Mitsubishi Materials Corp.	181,000	572,937
Mitsubishi Tanabe Pharma Corp.	16,500	231,443
Mitsubishi UFJ Financial Group, Inc.(a)	917,400	4,566,495
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	5,136,073
Mitsui & Co., Ltd.(a)	4,600	75,416
Mitsui & Co., Ltd., ADR(a)	2,885	953,868
Mitsui Chemicals, Inc.(a)	126,000	382,095
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	76,549
Mitsui OSK Lines Ltd.(a)	172,000	748,097
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,400	234,005
Nagase & Co., Ltd.(a)	24,000	296,919
Nanto Bank Ltd.	1,000	4,724
NEC Corp.(a) *	285,000	595,687
Nippon Electric Glass Co., Ltd.(a)	32,000	277,975
Nippon Express Co., Ltd.	132,000	515,114
Nippon Meat Packers, Inc.(a)	27,067	343,692
Nippon Paper Group, Inc.(a)	14,200	295,597
Nippon Sheet Glass Co., Ltd.(a)	159,000	243,965
Nippon Shokubai Co., Ltd.(a)	18,000	208,554
Nippon Steel Corp.(a)	675,000	1,851,214
Nippon Television Network Corp.	1,030	165,134
Nippon Yusen(a)	228,000	716,202
Nishi-Nippon City Bank Ltd. (The)(a)	89,000	251,613
Nisshin Seifun Group, Inc.(a)	30,000	362,813
Nisshin Steel Co., Ltd.(a)	160,000	268,696
Nisshinbo Holdings, Inc.	23,000	217,579
Nomura Holdings, Inc.(a)	358,300	1,584,364
NTN Corp.(a)	32,000	135,315
Obayashi Corp.	99,000	431,787
OJI Paper Co., Ltd.(a)	88,000	425,275
Onward Holdings Co., Ltd.	28,000	228,344
Panasonic Corp.(a)	263,000	2,418,062
Panasonic Corp., ADR(a)	98,061	907,064
Renesas Electronics Corp.(a) *	9,300	64,719
Rengo Co., Ltd.(a)	18,000	124,610
Ricoh Co., Ltd.(a)	127,000	1,235,170
Rohm Co., Ltd.(a)	14,400	710,692
San-In Godo Bank Ltd.(a)	22,000	174,097
Sankyo Co., Ltd.	2,800	137,344
Sapporo Hokuyo Holdings, Inc.(a)	32,000	117,917
SBI Holdings, Inc.(a) *	3,270	308,550
Seiko Epson Corp.(a)	28,000	392,413
Seino Holdings Corp.	23,000	166,171
Sekisui House Ltd.	158,000	1,548,121
Sharp Corp.(a)	182,000	1,328,114
Shiga Bank Ltd.	30,000	179,413
Shimizu Corp.(a)	90,000	361,000
Shinsei Bank Ltd.(a)	193,000	251,830
Showa Denko KK(a)	165,000	374,773
Showa Shell Sekiyu KK(a)	29,700	189,460
SKY Perfect JSAT Holdings, Inc.(a)	167	73,543
Sohgo Security Services Co., Ltd.	7,900	93,727
Sojitz Corp.(a)	149,700	267,677
Sony Corp., ADR(a)	212,565	4,414,975
Sumitomo Bakelite Co., Ltd.(a)	43,000	226,507
Sumitomo Corp.(a)	207,400	2,996,864
Sumitomo Electric Industries Ltd.	144,800	1,982,100
Sumitomo Forestry Co., Ltd.(a)	28,200	256,549
Sumitomo Heavy Industries Ltd.	20,000	111,151
Sumitomo Metal Industries Ltd.	35,000	70,617
Sumitomo Mitsui Financial Group, Inc.(a)	170,400	5,605,886
Suzuken Co., Ltd.(a)	11,400	351,490
Taisei Corp.(a)	181,000	472,345
Takashimaya Co., Ltd.(a)	45,000	373,505
TDK Corp.(a)	5,400	305,980
Teijin Ltd.	67,000	225,033
Toda Corp.	30,000	100,761
TOKAI RIKA Co., Ltd.	5,900	101,149
Tokuyama Corp.(a)	46,000	142,830
Tokyo Broadcasting System Holdings, Inc.	6,900	102,871
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	142,190
Tokyo Tatemono Co., Ltd.*	69,000	279,268
Toppan Printing Co., Ltd.(a)	163,000	1,272,176
Tosoh Corp.(a)	49,000	136,160
Toyo Seikan Kaisha Ltd.	52,200	748,597
Toyoda Gosei Co., Ltd.(a)	2,000	38,927
Toyota Motor Corp.(a)	104,950	4,526,658
Toyota Motor Corp., ADR	50,471	4,381,892
Toyota Tsusho Corp.	30,600	622,943
UNY Co., Ltd.(a)	39,000	422,182
Wacoal Holdings Corp.(a)	14,000	165,930
Yamaguchi Financial Group, Inc.(a)	51,000	463,356
Yamaha Corp.(a)	32,700	338,971
Yamato Kogyo Co., Ltd.(a)	2,000	58,354
Yokohama Rubber Co., Ltd. (The)(a)	24,000	172,816
		99,575,573
Netherlands — 2.6%
Aegon NV*	198,329	1,101,425
Akzo Nobel NV	49,506	2,922,977
ArcelorMittal	149,597	2,859,085
ArcelorMittal-NY Registered(a)	29,788	569,845
Koninklijke DSM NV	31,703	1,834,417
Koninklijke Philips Electronics NV	143,152	2,902,011
TNT Express NV	624	7,706
		12,197,466
New Zealand — 0.1%
Contact Energy Ltd.*	110,499	427,954
Norway — 1.1%
Aker ASA, Series A	823	26,953
Archer Ltd.(a) *	11,137	27,673
BW Offshore Ltd.	11,203	14,931
Cermaq ASA*	833	10,971

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
DnB NOR ASA	69,771	$896,832
Marine Harvest ASA	309,194	159,626
Norsk Hydro ASA	267,912	1,458,879
Orkla ASA	165,896	1,312,661
Petroleum Geo-Services ASA*	29,174	426,487
Stolt-Nielsen Ltd.(a)	167	3,167
Storebrand ASA	70,912	358,622
Subsea 7 SA(a) *	13,375	354,177
		5,050,979
Portugal — 0.1%
Banco Comercial Portugues SA(a) *	210,790	39,077
Banco Espirito Santo SA(a)	97,975	179,017
Portugal Telecom SGPS SA	6,174	33,588
		251,682
Singapore — 0.8%
CapitaLand Ltd.	408,000	1,012,657
Golden Agri-Resources Ltd.	1,188,000	741,880
Keppel Land Ltd.	14,000	38,646
Neptune Orient Lines Ltd.(a)	150,749	169,691
Overseas Union Enterprise Ltd.(a)	64,000	119,645
Singapore Airlines Ltd.	165,340	1,416,580
United Industrial Corp., Ltd.	171,000	379,531
Venture Corp., Ltd.	18,000	122,000
		4,000,630
Spain — 1.2%
Acciona SA	8,496	593,297
Banco de Sabadell SA(a)	306,009	833,389
Banco Espanol de Credito SA(a)	13,917	66,709
Banco Popular Espanol SA(a)	281,788	1,010,957
Banco Santander SA	151,165	1,163,282
Bankinter SA(a)	6,575	34,489
Criteria Caixacorp SA(a)	128,204	499,107
EDP Renovaveis SA*	18,086	89,876
Gas Natural SDG SA	29,012	463,546
International Consolidated Airlines Group SA*	183,620	525,430
Mapfre SA(a)	18,659	60,074
Repsol YPF SA	17,950	450,310
Sacyr Vallehermoso SA(a)	13,060	39,678
		5,830,144
Sweden — 2.6%
Boliden AB	33,513	526,316
Holmen AB, B Shares	18,717	514,054
Husqvarna AB, Class B(a)	4,519	27,261
Meda AB, A Shares	14,396	137,306
Nordea Bank AB(a)	247,277	2,248,211
Skandinaviska Enskilda Banken AB, Series A(a)	279,497	1,985,604
SSAB Svenskt Stal AB, Series A(a)	42,025	397,331
SSAB Svenskt Stal AB, Series B(a)	17,977	147,141
Svenska Cellulosa AB, Series A	922	15,943
Svenska Cellulosa AB, Series B(a)	131,362	2,275,475
Swedbank AB, Class A(a)	78,393	1,218,114
Tele2 AB, Class B	7,100	144,880
Telefonaktiebolaget LM Ericsson	229,852	2,381,625
Telefonaktiebolaget LM Ericsson, A Shares	334	3,413
TeliaSonera AB	59,380	414,129
		12,436,803
Switzerland — 5.2%
Adecco SA*	32,604	1,708,396
Alpiq Holding AG	161	29,072
Aryzta AG*	8,066	398,520
Baloise Holding AG	13,230	1,065,493
Banque Cantonale Vaudoise	335	177,483
Clariant AG*	3,072	42,403
Credit Suisse Group AG*	32,912	938,103
Givaudan SA*	1,372	1,322,300
Holcim Ltd.*	63,904	4,169,653
Lonza Group AG*	5,819	300,780
Novartis AG	13,288	735,425
Novartis AG	14,519	804,498
Sulzer AG	1,644	233,660
Swiss Life Holding AG*	5,342	635,572
Swiss Re Ltd.*	89,565	5,719,976
UBS AG*	123,242	1,727,054
Zurich Financial Services AG*	17,402	4,676,775
		24,685,163
United Kingdom — 21.7%
Associated British Foods PLC	43,914	856,934
Aviva PLC	469,650	2,490,247
Barclays PLC	607,715	2,286,726
Barclays PLC, ADR(a)	122,013	1,848,497
BP PLC, ADR	429,014	19,305,630
Carnival PLC	36,295	1,162,529
Carnival PLC, ADR	24,609	786,455
Eurasian Natural Resources Corp. PLC	6,258	59,307
Evraz PLC*	1,926	11,383
HSBC Holdings PLC	116,149	1,030,710
HSBC Holdings PLC, ADR	448	19,887
International Power PLC(a)	262,187	1,698,442
Investec PLC	71,730	438,621
J Sainsbury PLC	374,389	1,864,175
John Wood Group PLC	2,358	27,024
Kazakhmys PLC	42,677	619,818
Kingfisher PLC	803,327	3,940,857
Lloyds Banking Group PLC*	5,731,423	3,080,710
Lloyds Banking Group PLC, ADR(a) *	19,015	40,312
Mondi PLC	36,769	346,697
Old Mutual PLC	903,313	2,291,532
Pearson PLC, ADR(a)	59,815	1,120,933
Resolution Ltd.	193,765	809,840
Rexam PLC	220,687	1,511,146
Royal & Sun Alliance Insurance Group PLC(a)	35,357	59,155
Royal Bank of Scotland Group PLC*	2,280,972	1,008,422
Royal Bank of Scotland Group PLC, ADR(a) *	26,038	230,176
Royal Dutch Shell PLC	37,989	1,336,492
Royal Dutch Shell PLC, A Shares	4,378	152,902
Royal Dutch Shell PLC, ADR	249,011	17,587,647
Vedanta Resources PLC(a)	2,183	42,878
Vodafone Group PLC(a)	68,411	1,892,932
Vodafone Group PLC, ADR	7,179,861	19,775,783
WM Morrison Supermarkets PLC	519,778	2,477,528
Wolseley PLC	30,594	1,166,614
WPP PLC	217,958	2,978,992
Xstrata PLC	407,470	6,960,676
		103,318,609
TOTAL COMMON STOCKS
(Identified Cost $443,945,054)		471,485,552

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,731	161,173
See notes to schedule of investments.

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		$161,173

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Banco Popular Espanol SA, expires 3/27/12(a) *	281,788	13,129
France — 0.0%
Peugeot SA, expires 3/21/12*	24,048	78,771
TOTAL RIGHTS & WARRANTS
(Identified Cost $14,820)		91,900

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,008,069	1,008,069
		1,008,070
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,008,070)		1,008,070

COLLATERAL FOR SECURITIES ON LOAN — 26.6%
Short-Term — 26.6%
State Street Navigator Securities Lending Prime Portfolio	126,368,486	126,368,486
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $126,368,486)		126,368,486

Total Investments — 125.9%
(Identified Cost $571,505,639)#		599,115,181
Liabilities, Less Cash and Other Assets — (25.9%)		(123,112,488)

Net Assets — 100.0%		$476,002,693
____________________

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of March 31, 2012, the market value of the securities on loan was $120,439,437.
*	Non-income producing security.
#	At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $571,505,639. Net unrealized appreciation aggregated $27,609,542 of which $67,854,130 related to appreciated investment securities and $40,244,588 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

March 31, 2012
Country Weightings (% of portfolio market value)

Country	Percentage
United Kingdom	21.9%
Japan	21.1%
Canada	12.3%
France	10.1%
Germany	8.9%
Switzerland	5.2%
Australia	4.9%
Sweden	2.6%
Netherlands	2.6%
Other	10.4%

SA International Value Fund

Ten Largest Industry Holdings March 31, 2012
(As a percentage of net assets):

Industry	Percentage
Oil, Gas & Consumable Fuels	15.6%
Commercial Banks	11.4%
Insurance	8.1%
Metals & Mining	7.0%
Automobiles	6.0%
Wireless Telecommunication Services	4.6%
Diversified Telecommunication Services	4.1%
Food & Staples Retailing	3.3%
Chemicals	2.9%
Household Durables	2.3%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	13,408,633	$212,258,666
TOTAL MUTUAL FUNDS
(Identified Cost $139,966,139)		212,258,666

Total Investments — 100.0%
(Identified Cost $139,966,139)#		212,258,666
Liabilities, Less Cash and Other Assets — 0.0%		(59,809)

Net Assets — 100.0%		$212,198,857
____________________

†	See Note 1.
#	At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $139,966,139. Net unrealized appreciation aggregated $72,292,527, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.4%
Brazil — 8.4%
Banco Santander Brasil SA	6,200	$57,060
Banco Santander Brasil SA, ADR	117,255	1,075,228
BM&FBOVESPA SA	168,604	1,038,160
Brookfield Incorporacoes SA	27,100	86,550
Cosan SA Industria e Comercio	11,300	210,221
Fibria Celulose SA, ADR	44,399	372,507
Gafisa SA, ADR	31,894	150,540
Gerdau SA	6,900	53,901
Gerdau SA, ADR	98,782	951,271
Hypermarcas SA	15,400	108,406
JBS SA*	124,690	512,298
Magnesita Refratarios SA*	7,500	28,226
Marfrig Alimentos SA	26,090	164,362
MPX Energia SA*	4,200	108,874
Petroleo Brasileiro SA, ADR	60,737	1,613,175
Rossi Residencial SA	14,800	79,941
Usinas Siderurgicas de Minas Gerais SA	25,400	275,505
		6,886,225
Chile — 2.1%
Cia General de Electricidad	18,040	94,151
Empresas CMPC SA	133,020	570,086
Empresas COPEC SA	28,567	475,337
Enersis SA, ADR	29,100	587,529
Inversiones Aguas Metropolitanas SA	3,096	5,227
Ripley Corp. SA	14,607	17,190
		1,749,520
China — 14.1%
Agile Property Holdings Ltd.	85,859	98,955
Angang Steel Co., Ltd., H Shares	78,000	50,021
Bank of China Ltd., H Shares	4,654,902	1,870,221
Bank of Communications Co., Ltd., H Shares	539,400	409,818
Beijing Capital International Airport Co., Ltd., H Shares	132,000	75,642
Beijing Enterprises Holdings Ltd.	36,500	221,617
Chaoda Modern Agriculture Holdings Ltd.*	62,354	8,832
China Agri-Industries Holdings Ltd.	101,000	66,461
China Citic Bank Corp. Ltd., H Shares	554,000	332,448
China Coal Energy Co.	243,000	272,867
China Communication Services Corp. Ltd., H Shares	141,600	68,379
China Communications Construction Co., Ltd.	323,000	322,769
China Construction Bank Corp., H Shares	1,505,810	1,165,393
China COSCO Holdings Co., Ltd., H Shares	141,000	89,151
China Dongxiang Group Co.	165,000	27,622
China Everbright Ltd.	72,000	108,850
China Lumena New Materials Corp.	224,000	40,095
China Merchants Holdings International Co., Ltd.	72,693	242,917
China Minsheng Banking Corp. Ltd., H Shares	281,000	254,384
China Molybdenum Co., Ltd., H Shares*	27,000	11,439
China National Materials Co., Ltd., H Shares	18,000	7,255
China Petroleum & Chemical Corp., ADR	12,822	1,394,008
China Railway Construction Corp. Ltd.	127,000	78,991
China Resources Land Ltd.	154,000	264,548
China Rongsheng Heavy Industries Group Holdings Ltd.	39,500	10,377
China Shipping Container Lines Co., Ltd., H Shares*	303,200	104,639
China Shipping Development Co., Ltd., H Shares	105,543	73,121
China Southern Airlines Co., Ltd., H Shares*	66,000	31,447
China Travel International Inv HK	208,000	42,320
China Unicom Hong Kong Ltd.	42,000	70,851
China Unicom Hong Kong Ltd., ADR	38,409	645,271
China Yurun Food Group Ltd.	50,000	71,212
China Zhongwang Holdings Ltd.	73,600	26,253
Citic Pacific Ltd.	126,000	212,230
Citic Resources Holdings Ltd.*	228,000	39,049
COSCO Pacific Ltd.	76,000	114,310
Country Garden Holdings Co.	143,000	55,060
Dalian Port PDA Co., Ltd., H Shares	128,000	32,801
Fosun International	163,500	96,851
Franshion Properties China Ltd.	238,000	61,296
Glorious Property Holdings Ltd.*	228,000	36,113
Greentown China Holdings Ltd.	34,500	21,769
Guangshen Railway Co., Ltd., ADR	3,500	67,340
Guangzhou Automobile Group Co., Ltd., H Shares	140,870	139,862
Guangzhou R&F Properties Co., Ltd.	66,800	81,376
Harbin Electric Co., Ltd., H Shares	54,000	56,465
Hidili Industry International Development Ltd.	60,000	21,248
Hopson Development Holdings Ltd.	68,000	39,843
Hunan Non-Ferrous Metal Corp. Ltd., H Shares*	54,000	16,759
Industrial & Commercial Bank of China	157,795	101,803
Kaisa Group Holdings Ltd.*	13,000	2,628
Kingboard Chemical Holdings Ltd.	40,500	140,553
Kingboard Laminates Holdings Ltd.	50,000	23,630
KWG Property Holding Ltd.	72,000	41,259
Lee & Man Paper Manufacturing Ltd.	76,000	35,232
Maanshan Iron & Steel, H Shares	128,000	36,922
Metallurgical Corp. of China Ltd., H Shares	187,000	41,900
New World China Land Ltd.	148,800	36,407
Nine Dragons Paper Holdings Ltd.	85,000	69,506
Poly Hong Kong Investments Ltd.	150,000	69,538
Renhe Commercial Holdings Co., Ltd.	352,000	24,477
Semiconductor Manufacturing International Corp.*	994,000	48,640
Semiconductor Manufacturing International Corp., ADR*	7,700	18,480
Shanghai Industrial Holdings Ltd.	55,000	168,919
Shenzhen International Holdings	627,500	43,635
Shenzhen Investment Ltd.	108,000	23,504
Shimao Property Holdings Ltd.	130,500	138,809
Shougang Concord International Enterprises Co., Ltd.	264,000	15,468
Shougang Fushan Resources Group Ltd.	188,000	63,671
Shui On Land Ltd.	230,281	92,818
Sino-Ocean Land Holdings Ltd.	228,434	107,075
Sinofert Holdings Ltd.	120,000	29,051
Sinotrans Ltd., H Shares	106,000	19,793
Sinotrans Shipping Ltd.	74,573	17,862
Sinotruk Hong Kong Ltd.	60,000	34,769
Skyworth Digital Holdings Ltd.	76,000	35,428
Soho China Ltd.	195,500	141,737
TCC International Holdings Ltd.	64,000	24,395
Tian An China Investment	10,000	4,881
Travelsky Technology Ltd., H Shares	118,500	62,107
Weiqiao Textile Co., H Shares	33,000	16,871
Xinjiang Xinxin Mining Industry Co., Ltd., H Shares	66,000	18,528

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Yuexiu Property Co., Ltd.	515,800	$101,625
		11,502,467
Czech Republic — 0.3%
Telefonica O2 Czech Republic AS	4,507	94,575
Unipetrol, AS*	14,712	136,944
		231,519
Hungary — 0.2%
EGIS Pharmaceuticals PLC	1,851	122,816
OTP Bank Nyrt	2,446	42,418
		165,234
India — 7.8%
Aditya Birla Nuvo Ltd.	2,706	50,460
Allahabad Bank Ltd.	1,836	6,703
Amtek Auto Ltd.	7,584	19,688
Arvind Ltd.*	11,397	18,389
Ashok Leyland Ltd.	66,000	39,254
Aurobindo Pharma Ltd.	5,739	13,445
Bajaj Holdings and Investment Ltd.	1,407	22,509
Bank of Baroda	4,881	76,360
Bank of India	7,035	49,809
Bhushan Steel Ltd.	7,490	61,734
Bombay Rayon Fashions Ltd.	1,619	7,977
Cairn India Ltd.*	37,422	244,461
Canara Bank	5,493	51,216
Central Bank Of India	22,808	45,397
Corporation Bank	250	2,086
DLF Ltd.	29,868	118,135
Educomp Solutions Ltd.	5,729	21,754
EID Parry India Ltd.	7,288	27,138
Essar Ports Ltd.*	2,998	4,843
Essar Shipping Ltd.*	1,499	791
Federal Bank Ltd.	9,627	81,389
Gitanjali Gems Ltd.	6,654	42,090
Hexa Tradex Ltd.*	2,323	1,596
Hindalco Industries Ltd.	86,851	220,601
Housing Development & Infrastructure Ltd.*	8,468	14,237
ICICI Bank Ltd., ADR	32,610	1,137,111
IDBI Bank Ltd.	16,131	33,278
IFCI Ltd.	14,171	11,669
Indiabulls Financial Services Ltd.	1,875	7,584
Indiabulls Infrastructure and Power Ltd.*	3,507	533
Indian Bank	12,173	57,131
Indian Hotels Co., Ltd.	19,676	24,506
Indian Overseas Bank	26,718	49,246
Infrastructure Development Finance Co., Ltd.	28,677	75,935
ING Vysya Bank Ltd.	6,545	45,607
Jaiprakash Associates Ltd.	65,004	103,736
Jammu & Kashmir Bank Ltd.	2,469	44,538
Jaypee Infratech Ltd.	42,410	42,789
Jindal Saw Ltd.	11,615	39,203
JSW Energy Ltd.	54,292	65,061
JSW Steel Ltd.	10,487	147,800
Mphasis Ltd.	2,597	20,658
National Aluminium Co., Ltd.	72,404	77,385
Oriental Bank of Commerce	7,526	37,523
Patni Computer Systems Ltd., ADR*	3,300	62,304
Piramal Healthcare Ltd.	1,684	15,589
PTC India Ltd.	3,148	3,775
Reliance Capital Ltd.	8,971	68,623
Reliance Communications Ltd.	57,695	95,073
Reliance Industries Ltd.	60,992	895,395
Reliance Industries Ltd., GDR(a)	21,509	626,987
Reliance Power Ltd.*	39,511	90,508
Sesa Goa Ltd.	15,374	58,756
Shipping Corp. of India Ltd.	13,851	16,829
Shree Renuka Sugars Ltd.	48,908	30,336
Sintex Industries Ltd.	22,565	38,225
State Bank of India Ltd.	1,956	80,348
State Bank of India Ltd., GDR	1,400	115,150
Steel Authority of India Ltd.	21,523	39,924
Sterlite Industries India Ltd., ADR	26,322	224,790
Suzlon Energy Ltd.*	48,515	24,046
Syndicate Bank	19,381	42,209
Tata Chemicals Ltd.	6,115	41,483
Tata Communications Ltd.	10,678	46,803
Tata Communications Ltd., ADR	1,300	11,544
Tata Global Beverages Ltd.	29,240	64,225
Tata Steel Ltd., ADR	23,636	217,593
The Great Eastern Shipping Co., Ltd.	5,045	24,361
Union Bank of India	6,100	28,270
Unitech Ltd.*	81,467	46,374
United Phosphorus Ltd.	11,000	28,026
Videocon Industries Ltd.	6,099	20,472
		6,321,373
Indonesia — 3.1%
Aneka Tambang Tbk PT	534,000	105,118
Bakrie and Brothers Tbk PT*	584,500	3,196
Bakrie Telecom Tbk PT*	845,500	23,579
Bank Danamon Indonesia Tbk PT	298,273	150,050
Bank Mandiri Tbk PT	237,500	177,917
Bank Negara Indonesia Persero Tbk PT	1,053,866	461,009
Bank Pan Indonesia Tbk PT*	1,140,000	103,478
Bank Tabungan Negara Tbk PT	342,500	44,948
Barito Pacific Tbk PT*	253,500	21,901
Bumi Resources Minerals Tbk PT*	291,500	20,402
Bumi Resources Tbk PT	725,500	186,453
Bumi Serpong Damai Tbk PT	412,500	58,194
Ciputra Development Tbk PT	1,081,500	85,157
Gajah Tunggal Tbk PT	257,000	75,183
Global Mediacom Tbk PT	654,500	114,523
Holcim Indonesia Tbk PT	213,000	59,982
Indah Kiat Pulp and Paper Corp., Tbk PT*	249,000	31,588
Indika Energy Tbk PT	223,500	61,717
Indofood Sukses Makmur Tbk PT	536,500	284,561
International Nickel Indonesia Tbk PT	415,000	153,174
Lippo Karawaci Tbk PT	2,178,375	190,584
Matahari Putra Prima Tbk PT*	17,500	1,684
Medco Energi Internasional Tbk PT	276,000	64,895
Timah Tbk PT	284,500	57,871
		2,537,164
Korea — 14.8%
BS Financial Group, Inc.	8,140	95,549
CJ Corp.	1,214	91,287
Daelim Industrial Co., Ltd.	1,996	215,798
Daewoo Engineering & Construction Co., Ltd.*	60	540
DGB Financial Group, Inc.	5,580	73,133
Dongkuk Steel Mill Co., Ltd.	2,380	45,476
GS Engineering & Construction Corp.	217	19,133
GS Holdings Corp.	3,560	203,913
Hana Financial Group, Inc.	16,650	627,470
Hanjin Heavy Industries & Construction Co., Ltd.*	2,605	43,453
Hanjin Shipping Co., Ltd.*	8,031	111,281

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hanwha Chem Corp.	6,220	$147,396
Hanwha Corp.	2,710	77,852
Hyosung Corp.	1,982	104,956
Hyundai Development Co.	4,300	94,307
Hyundai Motor Co.	4,692	964,861
Hyundai Securities Co.*	8,977	83,586
Hyundai Steel Co.	4,573	411,673
Industrial Bank of Korea	12,480	151,450
KB Financial Group, Inc.	1,370	49,997
KB Financial Group, Inc., ADR*	28,294	1,038,390
KCC Corp.	487	140,119
Kolon Industries, Inc.	1,185	78,334
Korea Exchange Bank	20,440	156,225
Korea Express Co., Ltd.*	282	19,911
Korea Investment Holdings Co., Ltd.*	3,470	137,967
Korea Life Insurance Co., Ltd.*	9,130	60,354
LG Corp.	7,969	457,160
LG Display Co., Ltd.*	4,160	97,295
LG Display Co., Ltd., ADR*	33,010	388,528
LG Electronics, Inc.	8,896	650,094
LG Innotek Co., Ltd.*	565	49,167
LG Uplus Corp.	20,310	121,891
Lotte Chilsung Beverage Co., Ltd.	40	42,928
Lotte Confectionery Co., Ltd.	54	79,066
Lotte Shopping Co., Ltd.	826	258,797
Mirae Asset Securities Co., Ltd.*	1,180	41,293
Nong Shim Co., Ltd.	200	40,157
Pacific Corp.	369	85,814
Poongsan Corp.	630	16,764
POSCO	136	45,611
POSCO, ADR	22,412	1,875,885
Samsung C&T Corp.	2,829	198,246
Samsung SDI Co., Ltd.	2,604	314,856
Shinhan Financial Group Co., Ltd.	6,130	236,695
Shinhan Financial Group Co., Ltd., ADR*	12,205	941,006
SK Holdings Co., Ltd.	2,008	261,401
SK Networks Co., Ltd.	6,830	62,992
STX Offshore & Shipbuilding Co., Ltd.	4,700	59,110
STX Pan Ocean Co., Ltd.	9,240	64,343
Taekwang Industrial Co., Ltd.	18	18,571
Woori Finance Holdings Co., Ltd.	16,870	193,557
Woori Finance Holdings Co., Ltd., ADR*	3,675	126,788
Woori Investment & Securities Co., Ltd.*	7,170	82,581
		12,055,007
Malaysia — 3.6%
Affin Holdings Berhad	96,900	95,840
Alliance Financial Group Berhad	97,000	123,170
AMMB Holdings Berhad	201,687	415,422
Batu Kawan Berhad	18,800	114,635
Berjaya Corp. Berhad	244,700	75,882
Berjaya Land Berhad	215,200	64,978
Boustead Holdings Berhad	45,584	80,797
DRB-Hicom Berhad	90,000	74,033
Eastern & Oriental Bhd	46,300	22,670
Gamuda Berhad	50,000	59,409
Genting Malaysia Bhd	21,500	27,511
HAP Seng Consolidated Berhad	63,800	35,196
Hong Leong Financial Group Berhad	26,900	108,004
IGB Corp. Berhad	99,283	89,771
IJM Corp. Berhad	138,180	253,943
IJM Land Bhd	16,000	11,386
KNM Group Bhd*	81,900	22,323
Kulim Malaysia Berhad	30,000	40,934
Malaysia Airports Holdings Bhd	15,600	29,789
Malaysian Airline System Bhd*	43,800	19,159
MISC Berhad	66,820	117,347
MMC Corp. Berhad	109,900	100,806
Oriental Holdings Berhad	36,360	75,723
OSK Holdings Berhad	81,500	45,226
Pharmaniaga Bhd	792	1,140
Pos Malaysia Berhad	38,700	34,487
PPB Group Berhad	55,300	305,066
Proton Holdings Berhad	27,000	48,386
RHB Capital Berhad	48,711	122,433
Shell Refining Co., Federation of Malaya Berhad	8,600	28,634
TA Enterprise Berhad	92,600	17,380
TA Global Berhad	55,560	5,259
Time dotCom Bhd*	75,100	16,547
Tradewinds Malaysia Bhd	5,500	17,217
Wah Seong Corp. Bhd	3,500	2,365
WCT Bhd	44,600	35,523
YTL Corp. Berhad	371,240	216,915
		2,955,306
Mexico — 6.7%
Alfa SAB de CV-Class A	31,400	452,060
Arca Continental SAB de CV	73,232	350,024
Cemex SAB de CV*	279,274	216,106
Cemex SAB de CV, ADR*	71,887	557,842
Coca-Cola Femsa SAB de CV, ADR	2,011	212,985
Controladora Comercial Mexicana SAB de CV*	36,957	72,245
Corp. GEO SAB de CV-Series B*	34,571	53,962
Desarrolladora Homex SAB de CV*	9,000	28,089
Empresas ICA SAB de CV, ADR*	8,400	63,840
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,702,989
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	189,176
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	130,188
Grupo Carso SAB de CV-Ser A	47,917	150,188
Grupo Comercial Chedraui SA de CV	19,630	51,232
Grupo Financiero Banorte SAB de CV	103,000	457,848
Grupo Financiero Inbursa SA	74,100	153,774
Industrias CH SAB de CV- Ser B*	22,900	109,723
Inmuebles Carso SAB de CV*	47,917	40,749
Minera Frisco SAB de CV*	27,719	127,396
OHL Mexico SAB de CV*	13,200	20,841
Organizacion Soriana SAB de CV- Class B*	94,800	274,238
Urbi Desarrollos Urbanos SAB de CV*	36,800	44,124
		5,459,619
Philippines — 0.6%
JG Summit Holdings, Inc.	54,700	38,857
Megaworld Corp.	2,020,000	92,214
Metropolitan Bank & Trust	80,019	162,796
San Miguel Corp.	86,300	228,539
		522,406
Poland — 1.5%
Asseco Poland SA	5,875	94,211
Enea SA	7,208	39,533
Grupa Lotos SA*	10,150	88,908
Kredyt Bank SA	9,268	41,739
Netia SA*	10,000	20,588
Orbis SA*	677	9,517
PGE SA	60,336	374,401

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Poland (Continued)
Polimex Mostostal SA	38,014	$16,753
Polski Koncern Naftowy Orlen SA*	36,737	441,390
Tauron Polska Energia SA	55,520	90,728
		1,217,768
Russia — 6.0%
Federal Hydrogenerating Co., JSC, ADR	43,706	160,226
Gazprom OAO, ADR	165,472	2,018,759
Gazprom OAO, ADR	116,063	1,435,699
Lukoil OAO, ADR	14,376	865,435
Magnitogorsk Iron & Steel Works, GDR	8,512	50,264
Surgutneftegaz, ADR	33,618	328,784
		4,859,167
South Africa — 8.7%
ABSA Group Ltd.	13,962	283,936
Aeci Ltd.	6,832	83,719
African Rainbow Minerals Ltd.	9,374	221,953
ArcelorMittal South Africa Ltd.	16,923	123,453
Aveng Ltd.	29,063	148,100
Barloworld Ltd.	23,324	303,993
Caxton and CTP Publishers and Printers Ltd.	18,814	38,727
Daewoo Securities Co., Ltd.*	3,497	40,740
DataTec Ltd.	6,000	34,415
Gold Fields Ltd., ADR	60,627	842,715
Grindrod Ltd.	15,332	30,160
Harmony Gold Mining Co., Ltd., ADR	34,777	380,113
Illovo Sugar Ltd.	7,069	23,342
Imperial Holdings Ltd.	9,604	194,058
Investec Ltd.	25,999	159,837
JD Group Ltd.	12,010	77,499
Liberty Holdings Ltd.	8,197	96,706
Medi-Clinic Corp. Ltd.	19,471	95,185
Mmi Holdings Ltd.	46,572	107,520
Mondi Ltd.	8,490	79,687
Mpact Ltd.*	6,385	14,733
Nedbank Group Ltd.	20,163	431,069
Northam Platinum Ltd.	15,969	71,029
Royal Bafokeng Platinum Ltd.*	2,402	18,944
Sanlam Ltd.	214,984	929,888
Sappi Ltd., ADR*	44,820	165,386
Sasol Ltd., ADR	9,800	476,672
Standard Bank Group Ltd.	67,414	978,650
Steinhoff International Holdings Ltd.*	137,280	492,139
Telkom SA Ltd.	21,021	65,768
Tongaat Hulett Ltd.	3,850	52,192
		7,062,328
Taiwan — 12.0%
Ability Enterprise Co., Ltd.	6,000	5,997
Acer, Inc.	211,000	279,884
Alpha Networks, Inc.	28,000	23,812
Altek Corp.	34,151	31,473
AmTRAN Technology Co., Ltd.	70,360	55,426
Asia Cement Corp.	136,795	166,623
Asia Optical Co., Inc.*	16,000	15,071
AU Optronics Corp., ADR	68,934	314,339
BES Engineering Corp.	111,000	31,591
Capital Securities Corp.	156,661	60,776
Cathay Real Estate Development Co., Ltd.	100,000	46,418
Chang Hwa Commercial Bank	429,460	245,181
Cheng Loong Corp.	41,000	16,739
Cheng Uei Precision Industry Co., Ltd.	18,360	43,918
Chimei Innolux Corp.*	415,856	193,736
China Airlines Ltd.	141,111	56,895
China Development Financial Holding Corp.	878,468	267,876
China Manmade Fibers Corp.*	89,000	33,019
China Motor Corp.	71,195	69,592
China Synthetic Rubber Corp.	56,203	55,414
Chinatrust Financial Holding Co., Ltd.	622,951	391,528
Chung Hung Steel Corp.	48,000	16,832
CMC Magnetics Corp.*	213,000	38,249
Compal Electronics, Inc.	297,000	334,087
Compeq Manufacturing Co., Ltd.*	100,000	44,385
CSBC Corp.	8,000	6,532
D-Link Corp.	72,000	53,547
E.Sun Financial Holding Co., Ltd.	322,650	177,097
Elitegroup Computer Systems Co., Ltd.*	39,610	10,468
Entie Commercial Bank	7,000	3,392
Epistar Corp.	20,000	51,026
Evergreen International Storage & Transport Corp.	17,000	8,928
Evergreen Marine Corp. Taiwan Ltd.	105,599	72,631
Everlight Electronics Co., Ltd.	30,000	63,020
Far Eastern International Bank	69,205	27,668
First Financial Holding Co., Ltd.	452,074	271,877
Formosa Taffeta Co., Ltd.	67,000	64,924
Formosan Rubber Group, Inc.	23,000	16,131
Fubon Financial Holding Co., Ltd.	78,611	88,560
Getac Technology Corp.	45,000	42,386
Gigabyte Technology Co., Ltd.	27,000	22,687
Gintech Energy Corp.	1,049	1,171
Goldsun Development & Construction Co., Ltd.	66,953	27,335
Grand Pacific Petrochemical	99,000	45,954
Green Energy Technology, Inc.	35,000	42,098
HannStar Display Corp.*	309,000	29,105
Hey Song Corp.	26,000	32,770
Hua Nan Financial Holdings Co., Ltd.	319,482	182,935
Inotera Memories, Inc.*	104,000	30,797
Inventec Co., Ltd.	205,104	89,993
King Yuan Electronics Co., Ltd.	110,100	41,594
King's Town Bank*	46,000	29,613
Kinpo Electronics	122,000	29,720
Lien Hwa Industrial Corp.	62,829	40,978
LITE-ON IT Corp.	31,094	32,817
Lite-On Technology Corp.	171,780	207,781
Macronix International	343,017	127,842
Masterlink Securities Corp.	113,000	39,435
Mega Financial Holding Co., Ltd.	777,240	549,068
Micro-Star International Co., Ltd.	76,374	37,392
Mitac International	138,439	54,879
Nan Ya Printed Circuit Board Corp.	6,200	13,570
Neo Solar Power Corp.	17,000	13,305
Nien Hsing Textile Co., Ltd.	16,625	11,829
Pan-International Industrial	17,039	16,396
Pegatron Corp.	142,249	221,703
POU Chen Corp.	157,133	136,559
President Securities Corp.	56,945	30,774
Qisda Corp.	224,400	53,677
Radium Life Tech Co., Ltd.	35,968	29,126
Realtek Semiconductor Corp.	11,000	20,088
Ritek Corp.*	270,399	46,632
Sanyang Industry Co., Ltd.	55,573	37,752
Shihlin Electric & Engineering Corp.	17,000	18,691
Shin Kong Financial Holding Co., Ltd.*	407,849	129,895
Shinkong Synthetic Fibers Corp.	97,151	33,246
Silicon Integrated Systems Corp.	27,456	10,884

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Siliconware Precision Industries Co., ADR	10,775	$65,081
Sincere Navigation Corp.	27,000	26,758
SinoPac Financial Holdings Co., Ltd.	505,049	182,242
Sunplus Technology Co., Ltd.	20,999	7,328
TA Chen Stainless Pipe*	72,000	40,129
Ta Chong Bank Co., Ltd.*	136,800	54,230
Taichung Commercial Bank*	140,055	44,226
Tainan Spinning Co., Ltd.	58,833	26,412
Taishin Financial Holding Co., Ltd.	405,059	161,944
Taiwan Business Bank*	212,681	66,583
Taiwan Cement Corp.	254,772	298,239
Taiwan Cooperative Financial Holding*	337,562	211,587
Taiwan Glass Industrial Corp.	81,497	91,812
Tatung Co., Ltd.*	144,784	42,138
Teco Electric and Machinery Co., Ltd.	247,000	170,304
Ton Yi Industrial Corp.	61,950	32,744
Tong Yang Industry Co., Ltd.	37,450	39,842
Tung Ho Steel Enterprise Corp.	43,000	43,634
U-Ming Marine Transport Corp.	20,000	34,492
Unimicron Technology Corp.	97,000	120,287
Union Bank Of Taiwan*	69,000	23,729
United Microelectronics Corp.	1,215,513	595,103
UPC Technology Corp.	19,000	10,847
Walsin Lihwa Corp.	302,000	95,774
Walsin Technology Corp.	58,163	17,736
Wan Hai Lines Ltd.	76,650	43,890
Winbond Electronics Corp.*	311,000	57,428
Wintek Corp.	103,099	79,993
Wistron Corp.	77,000	116,096
Yageo Corp.	227,000	68,220
Yang Ming Marine Transport Corp.	117,365	62,630
Yieh Phui Enterprise	133,543	48,866
Young Fast Optoelectronics Co., Ltd.	5,000	12,299
Yuanta Financial Holding Co., Ltd.*	522,503	271,745
Yuen Foong Yu Paper Manufacturing Co., Ltd.	150,385	68,532
Yulon Motor Co., Ltd.	91,272	174,414
		9,824,453
Thailand — 2.8%
Bangchak Petroleum PCL	74,000	56,849
Bangkok Bank PCL, ADR	99,000	593,679
Bangkok Expressway PCL	63,900	44,740
Bank of Ayudhya PCL	126,400	112,674
Delta Electronics Thai PCL	56,500	47,618
Esso Thailand PCL	97,600	40,495
IRPC PCL	901,900	136,820
Kiatnakin Bank PCL	33,300	39,938
Krung Thai Bank PCL	358,700	203,477
Precious Shipping PCL	58,400	30,099
PTT Global Chemical PCL	168,628	388,090
Sri Trang Agro-Industry PCL	67,800	45,933
Thai Airways International PCL*	96,000	80,130
Thai Oil PCL	57,600	135,365
Thai Plastic & Chemical PCL	47,600	45,517
Thanachart Capital PCL	81,200	88,175
Total Access Communication PCL	45,100	119,877
TPI Polene PCL	113,900	52,427
		2,261,903
Turkey — 1.7%
Aksigorta AS*	14,835	15,815
Arcelik AS*	20,351	90,890
Asya Katilim Bankasi AS*	9,747	10,719
Dogan Sirketler Grubu Holding AS*	69,540	32,774
Eregli Demir ve Celik Fabrikalari TAS	84,977	167,351
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	36,171	19,077
KOC Holding AS	61,514	249,880
Petkim Petrokimya Holding AS*	15,985	19,911
Sekerbank TAS	45,363	25,452
Tekfen Holding AS	23,735	82,299
Trakya Cam Sanayi AS	16,808	26,123
Turk Hava Yollari*	30,509	44,506
Turk Sise ve Cam Fabrikalari AS	53,209	101,205
Turkiye Is Bankasi	136,282	335,677
Turkiye Sinai Kalkinma Bankasi AS	28,595	35,938
Turkiye Vakiflar Bankasi TAO	49,100	93,115
		1,350,732
TOTAL COMMON STOCKS
(Identified Cost $74,866,309)		76,962,191

PREFERRED STOCKS — 4.4%
Brazil — 4.4%
Braskem SA, ADR	10,100	160,893
Gerdau SA	8,800	84,170
Klabin SA, PF	69,121	319,582
Petroleo Brasileiro SA	18,594	237,843
Petroleo Brasileiro SA, ADR	77,403	1,978,421
Suzano Papel e Celulose SA	36,500	156,161
Telemar Norte Leste SA, PR A	1,100	28,870
Usinas Siderurgicas de Minas Gerais SA, PFA	96,030	631,801
		3,597,741
TOTAL PREFERRED STOCKS
(Identified Cost $4,312,158)		3,597,741

RIGHTS & WARRANTS — 0.0%
South Africa — 0.0%
Murray & Roberts Holdings Ltd., expires 04/20/2012*	208	272
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		272

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	444,525	444,525
		444,526
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $444,526)		444,526

Total Investments — 99.3%
(Identified Cost $79,622,993)#		81,004,730
Cash and Other Assets, Less Liabilities — 0.7%		558,205

Net Assets — 100.0%		$81,562,935
____________________

†	See Note 1.
*	Non-income producing security.
(a)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

#	At March 31, 2012 the aggregate cost of investment securities for U.S federal income tax purposes was $79,622,993. Net unrealized appreciation aggregated $1,381,737 of which $11,378,670 related to appreciated investment securities and $9,996,933 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

March 31, 2012
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	14.9%
China	14.2%
Brazil	13.0%
Taiwan	12.1%
South Africa	8.7%
India	7.8%
Mexico	6.7%
Russia	6.0%
Malaysia	3.7%
Other	12.9%

SA Emerging Markets Value Fund

Ten Largest Industry Holdings March 31, 2012
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.7%
Oil, Gas & Consumable Fuels	17.0%
Metals & Mining	10.4%
Industrial Conglomerates	4.0%
Beverages	3.2%
Real Estate Management & Development	2.8%
Electronic Equipment, Instruments & Components	2.6%
Food Products	2.5%
Diversified Financial Services	2.3%
Household Durables	2.3%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Real Estate Investment Trusts (REITs) — 99.5%
Acadia Realty Trust	9,422	$212,372
Agree Realty Corp.	2,350	53,063
Alexander's, Inc.	677	266,657
Alexandria Real Estate Equities, Inc.	14,117	1,032,376
American Campus Communities, Inc.	16,594	742,084
Apartment Investment & Management Co.	27,229	719,118
Ashford Hospitality Trust, Inc.	11,583	104,363
Associated Estates Realty Corp.	8,960	146,406
AvalonBay Communities, Inc.	20,510	2,899,089
BioMed Realty Trust, Inc.	33,246	631,009
Boston Properties, Inc.	33,133	3,478,634
Brandywine Realty Trust	32,494	373,031
BRE Properties, Inc.	16,315	824,723
Camden Property Trust	17,487	1,149,770
CapLease, Inc.	6,049	24,377
CBL & Associates Properties, Inc.	30,622	579,368
Cedar Shopping Centers, Inc.	13,325	68,224
Cogdell Spencer, Inc.	10,904	46,233
Colonial Properties Trust	18,453	400,984
CommonWealth REIT	18,634	346,965
Corporate Office Properties Trust	15,973	370,733
Cousins Properties, Inc.	21,935	166,267
CubeSmart	25,900	308,210
DCT Industrial Trust, Inc.	55,187	325,603
DDR Corp.	51,675	754,455
DiamondRock Hospitality Co.	37,852	389,497
Digital Realty Trust, Inc.	22,820	1,687,995
Douglas Emmett, Inc.	29,618	675,587
Duke Realty Corp.	58,320	836,309
DuPont Fabros Technology, Inc.	13,774	336,774
EastGroup Properties, Inc.	6,258	314,277
Education Realty Trust, Inc.	20,475	221,949
Entertainment Properties Trust	10,177	472,009
Equity Lifestyle Properties, Inc.	8,869	618,524
Equity One, Inc.	14,803	299,317
Equity Residential	66,549	4,167,298
Essex Property Trust, Inc.	7,481	1,133,446
Excel Trust, Inc.	5,342	64,531
Extra Space Storage, Inc.	19,308	555,877
Federal Realty Investment Trust	14,280	1,382,161
FelCor Lodging Trust, Inc.*	24,513	88,247
First Industrial Realty Trust, Inc.*	18,500	228,475
First Potomac Realty Trust	11,300	136,617
Franklin Street Properties Corp.	16,295	172,727
General Growth Properties, Inc.	95,022	1,614,424
Getty Realty Corp.	5,900	91,922
Gladstone Commercial Corp.	756	13,011
Glimcher Realty Trust	23,919	244,452
Government Properties Income Trust	8,387	202,211
HCP, Inc.	92,229	3,639,356
Health Care REIT, Inc.	42,922	2,358,993
Healthcare Realty Trust, Inc.	17,445	383,790
Hersha Hospitality Trust	34,973	190,953
Highwoods Properties, Inc.	16,361	545,149
Home Properties, Inc.	10,828	660,616
Hospitality Properties Trust	28,024	741,795
Host Hotels & Resorts, Inc.	154,971	2,544,624
Inland Real Estate Corp.	20,029	177,657
Investors Real Estate Trust	9,316	71,640
Kilroy Realty Corp.	13,102	610,684
Kimco Realty Corp.	90,926	1,751,235
Kite Realty Group Trust	12,812	67,519
LaSalle Hotel Properties	18,921	532,437
Lexington Realty Trust	31,614	284,210
Liberty Property Trust	26,079	931,542
LTC Properties, Inc.	5,388	172,416
Mack-Cali Realty Corp.	19,600	564,872
Medical Properties Trust, Inc.	25,741	238,876
MHI Hospitality Corp.	100	290
Mid-America Apartment Communities, Inc.	8,348	559,566
Mission West Properties, Inc.	4,004	39,479
Monmouth Real Estate Investment Corp., Class A	6,321	61,567
MPG Office Trust, Inc.*	10,100	23,634
National Health Investors, Inc.	3,033	147,950
National Retail Properties, Inc.	22,198	603,564
Omega Healthcare Investors, Inc.	22,604	480,561
One Liberty Properties, Inc.	1,927	35,264
Parkway Properties, Inc.	5,400	56,592
Pennsylvania Real Estate Investment Trust	11,406	174,170
Piedmont Office Realty Trust, Inc., Class A	38,306	679,932
Post Properties, Inc.	11,218	525,675
Prologis, Inc.	101,660	3,661,793
PS Business Parks, Inc.	4,682	306,858
Public Storage	32,353	4,470,214
Ramco-Gershenson Properties Trust	7,939	97,015
Realty Income Corp.	29,508	1,142,845
Regency Centers Corp.	19,904	885,330
Retail Opportunity Investments Corp.	4,950	59,598
Rouse Properties, Inc. REIT*	3,571	48,351
Sabra Healthcare REIT, Inc.	7,674	126,161
Saul Centers, Inc.	3,233	130,484
Senior Housing Properties Trust	36,224	798,739
Simon Property Group, Inc.	65,529	9,546,265
SL Green Realty Corp.	19,452	1,508,503
Sovran Self Storage, Inc.	6,100	303,963
Strategic Hotels & Resorts, Inc.*	35,391	232,873
Sun Communities, Inc.	4,801	208,027
Sunstone Hotel Investors, Inc.*	25,978	253,026
Supertel Hospitality, Inc.*	2,197	2,307
Tanger Factory Outlet Centers	20,424	607,206
Taubman Centers, Inc.	13,038	951,122
The Macerich Co.	29,723	1,716,503
UDR, Inc.	49,855	1,331,627
UMH Properties, Inc.	1,815	19,892
Universal Health Realty Income Trust	2,400	95,112
Urstadt Biddle Properties, Inc.	1,000	18,700
Urstadt Biddle Properties, Inc., Class A	4,100	80,934
Ventas, Inc.	62,779	3,584,681
Vornado Realty Trust	37,508	3,158,174
Washington Real Estate Investment Trust	14,450	429,165
Weingarten Realty Investors	25,800	681,894
Whitestone REIT, Class B	200	2,608
Winthrop Realty Trust	6,334	73,411
		88,361,740
TOTAL COMMON STOCKS
(Identified Cost $67,771,928)		88,361,740

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	319,021	319,021
		319,022
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $319,022)		319,022

See notes to schedule of investments.

Total Investments — 99.9%
(Identified Cost $68,090,950)#	88,680,762
Cash and Other Assets, Less Liabilities — 0.1%	125,365

Net Assets — 100.0%	$88,806,127
____________________

†	See Note 1.
*	Non-income producing security.
#

At March 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $68,090,950. Net unrealized appreciation aggregated $20,589,812 of which $22,298,690 related to appreciated investment securities and $1,708,878 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

March 31, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Retail REIT's	27.5%
Specialized REIT's	26.2%
Residential REIT's	18.4%
Office REIT's	16.3%
Diversified REIT's	5.9%
Industrial REIT's	5.3%
Short-Term	0.4%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2012 (Unaudited)

1. Security Valuation

     Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (the “Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of March 31, 2012 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	March 31, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-	$342,200,922	$-	$342,200,922
Short-Term Investments	15,651,195	-	-	15,651,195
Total Investments	$15,651,195	$342,200,922	$-	$357,852,117

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-	$552,461,543	$-	$552,461,543
Short-Term Investments	5,749,219	-	-	5,749,219
Collateral for Securities on Loan Short-Term	74,970,790	-	-	74,970,790
Forward Foreign Currency Contracts	-	303,820	-	303,820
Total Investments	$80,720,009	$552,765,363	$-	$633,485,372
Liabilities:
Forward Foreign Currency Contracts	$-	$(2,304,145)	$-	$(2,304,145)

SA U.S. Core Market Fund
Common Stocks	$407,078,391	$-	$-	$407,078,391
Mutual Funds	17,890,626	-	-	17,890,626
Short-Term Investments	2,321,093	-	-	2,321,093
Collateral for Securities on Loan Short-Term	22,213,388	-	-	22,213,388
Total Investments	$449,503,498	$-	$-	$449,503,498

SA U.S. Value Fund
Common Stocks	$322,075,097	$-	$-	$322,075,097
Short-Term Investments	755,028	-	-	755,028
Collateral for Securities on Loan Short-Term	14,025,399	-	-	14,025,399
Total Investments	$336,855,524	$-	$-	$336,855,524

SA U.S. Small Company Fund
Common Stocks	$260,354,263 †	$14,187	$-	$260,368,450
Rights & Warrants	1,680 †	-	-	1,680
Short-Term Investments	469,044	-	-	469,044
Collateral for Securities on Loan Short-Term	73,394,084	-	-	73,394,084
Total Investments	$334,219,071	$14,187	$-	$334,233,258

SA International Value Fund
Common Stocks	$471,334,907	$150,645	$-	$471,485,552
Preferred Stocks	161,173	-	-	161,173
Rights & Warrants	-	91,900	-	91,900
Short-Term Investments	1,008,070	-	-	1,008,070
Collateral for Securities on Loan Short-Term	126,368,486	-	-	126,368,486
Total Investments	$598,872,636	$242,545	$-	$599,115,181

SA International Small Company Fund
Mutual Funds	$212,258,666	$-	$-	$212,258,666
Total Investments	$212,258,666	$-	$-	$212,258,666

SA Emerging Markets Value Fund
Common Stocks	$75,281,866	$1,680,325	$-	$76,962,191
Preferred Stocks	3,597,741	-	-	3,597,741
Rights & Warrants	272	-	-	272
Short-Term Investments	444,526	-	-	444,526
Total Investments	$79,324,405	$1,680,325	$-	$81,004,730

SA Real Estate Securities Fund
Common Stocks	$88,361,740	$-	$-	$88,361,740
Short-Term Investments	319,022	-	-	319,022
Total Investments	$88,680,762	$-	$-	$88,680,762
____________________

†     Includes one or more securities which are valued at zero.

     Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. There were no significant transfers into or out of Levels 1, 2, and 3 during the period ended March 31, 2012.

     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 is the result of the work of FASB and the International Accounting Standards Board to establish common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the adoption of ASU 2011-04 on the Trust’s financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
SDR	Special Drawing Rights
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2012
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$2,035,195,546
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,439,727,905
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,273,909,768
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	783,986,509
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	758,746,791
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $5,988,339,329)	$6,291,566,519
TOTAL INVESTMENTS - (100.0%) (Cost $5,988,339,329)^^	$6,291,566,519

Summary of inputs used to value the Portfolio’s investments as of March 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,291,566,519	—	—	$6,291,566,519
TOTAL	$6,291,566,519	—	—	$6,291,566,519

See accompanying Notes to Financial Statements.

Organization

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2012, the Fund consists of sixty-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

     At March 31, 2012, the total cost of securities for federal income tax purposes was $5,997,852,242.

Recent Issued Accounting Standards

     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.9%)
Consumer Discretionary — (19.4%)
#	Accordia Golf Co., Ltd.	4,694	$3,556,818
	Aeon Fantasy Co., Ltd.	57,832	887,290
	Ahresty Corp.	36,300	319,297
	Aigan Co., Ltd.	96,200	413,288
	Aisan Industry Co., Ltd.	132,800	1,414,455
#	Akebono Brake Industry Co., Ltd.	348,400	2,009,850
	Alpen Co., Ltd.	76,100	1,522,338
	Alpha Corp.	30,200	422,477
	Alpine Electronics, Inc.	206,300	2,804,653
#	Amiyaki Tei Co., Ltd.	235	563,087
	Amuse, Inc.	29,999	405,982
#*	Anrakutei Co., Ltd.	50,000	244,182
	AOI Advertising Promotion, Inc.	39,000	250,292
	AOKI Holdings, Inc.	97,100	1,830,861
	Aoyama Trading Co., Ltd.	257,600	5,480,389
	Arc Land Sakamoto Co., Ltd.	40,000	758,873
#	Arnest One Corp.	198,900	2,226,673
#	Asahi Co., Ltd.	64,100	1,154,282
#*	ASAHI TEC CORP.	1,772,000	699,795
#	Asatsu-DK, Inc.	129,200	3,736,080
*	Ashimori Industry Co., Ltd.	319,000	443,424
	ASKUL Corp.	86,600	1,525,167
	Asti Corp.	46,000	120,798
#*	Atom Corp.	184,600	730,313
	Atsugi Co., Ltd.	750,000	962,801
	Autobacs Seven Co., Ltd.	97,200	4,689,750
	Avex Group Holdings, Inc.	152,900	1,847,466
	Belluna Co., Ltd.	14,950	122,045
*	Best Denki Co., Ltd.	304,500	753,102
#	Bic Camera, Inc.	2,785	1,477,692
#	Bookoff Corp.	39,500	373,055
	Calsonic Kansei Corp.	617,000	3,790,119
	Can Do Co., Ltd.	363	418,760
*	Carchs Holdings Co., Ltd.	707,200	247,524
#	Central Sports Co., Ltd.	5,300	68,652
	Chiyoda Co., Ltd.	120,900	2,428,260
	Chofu Seisakusho Co., Ltd.	88,800	2,074,556
	Chori Co., Ltd.	671,000	829,580
	Chuo Spring Co., Ltd.	202,000	841,827
#*	Clarion Co., Ltd.	516,000	1,389,588
	Cleanup Corp.	131,900	1,076,618
#	Colowide Co., Ltd.	238,950	1,757,212
	Corona Corp.	76,200	1,161,494
#	Cross Plus, Inc.	22,000	212,984
	Daido Metal Co., Ltd.	144,000	1,810,077
	Daidoh, Ltd.	113,600	967,833
#*	Daiei, Inc. (The)	485,200	1,580,441
	Daikoku Denki Co., Ltd.	36,900	531,359
	Daimaruenawin Co., Ltd.	400	2,656
	Dainichi Co., Ltd.	54,900	514,412
#	Daisyo Corp.	54,300	647,598
#	DCM Holdings Co., Ltd.	376,000	2,986,591
	Descente, Ltd.	231,000	1,447,804
#	Doshisha Co., Ltd.	54,800	1,575,560
	Doutor Nichires Holdings Co., Ltd.	143,386	1,888,868
	Dynic Corp.	128,000	260,144
	Eagle Industry Co., Ltd.	108,000	1,131,382
#	Edion Corp.	328,200	2,311,546

	Exedy Corp.	137,300	$3,939,812
	F&A Aqua Holdings, Inc.	61,638	598,023
#	FCC Co., Ltd.	147,100	3,303,478
	Fine Sinter Co., Ltd.	49,000	165,020
#	Foster Electric Co., Ltd.	87,600	1,296,575
#	France Bed Holdings Co., Ltd.	750,000	1,558,451
#	F-Tech, Inc.	24,100	506,038
	Fuji Co., Ltd.	97,000	2,166,018
	Fuji Corp, Ltd.	102,900	605,687
#*	Fuji Kiko Co., Ltd.	148,000	563,047
#	Fuji Kyuko Co., Ltd.	311,000	1,891,928
	Fuji Oozx, Inc.	6,000	26,542
#	Fujibo Holdings, Inc.	339,000	759,199
	Fujikura Rubber, Ltd.	72,900	273,026
	Fujita Kanko, Inc.	394,100	1,481,046
#	Fujitsu General, Ltd.	285,000	2,153,961
*	FuKoKu Co., Ltd.	2,700	30,115
	Funai Electric Co., Ltd.	84,200	1,893,275
#	Furukawa Battery Co., Ltd.	71,000	424,797
	Futaba Industrial Co., Ltd.	233,300	1,327,296
	G-7 Holdings, Inc.	29,200	149,088
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	662,842
#*	Genki Sushi Co., Ltd.	19,400	236,473
#	Geo Holdings Corp.	1,400	1,656,490
#	GLOBERIDE, Inc.	476,000	592,495
#	Goldwin, Inc.	180,000	1,114,389
#*	Gourmet Kineya Co., Ltd.	87,000	493,414
#*	GSI Creos Corp.	221,000	331,560
#	Gulliver International Co., Ltd.	28,270	1,116,375
	Gunze, Ltd.	802,000	2,350,122
	H.I.S. Co., Ltd.	101,800	3,111,474
	H2O Retailing Corp.	387,000	3,367,736
	Hagihara Industries, Inc.	4,200	72,110
	Hakuyosha Co., Ltd.	88,000	228,903
#	Happinet Corp.	72,500	840,757
*	Hard Off Corp Co., Ltd.	27,100	219,330
	Haruyama Trading Co., Ltd.	47,900	267,388
*	Haseko Corp.	6,572,500	5,351,812
	Heiwa Corp.	154,600	3,107,321
#	Hiday Hidaka Corp.	34,520	536,206
#	Hikari Tsushin, Inc.	95,800	2,829,996
	Himaraya Co., Ltd.	35,900	246,438
*	Hiramatsu, Inc.	40	37,005
#	Honeys Co., Ltd.	67,970	1,257,641
#*	Hoosiers Corp.	365	317,432
	I Metal Technology Co., Ltd.	142,000	311,374
#	Ichibanya Co., Ltd.	29,600	891,502
	Ichikawa Co., Ltd.	63,000	132,950
#	Ichikoh Industries, Ltd.	285,000	576,488
	Ikyu Corp.	624	281,098
#	Imasen Electric Industrial Co., Ltd.	58,200	854,655
	Imperial Hotel, Ltd.	10,950	293,655
#*	Impress Holdings, Inc.	110,400	190,492
	Intage, Inc.	17,900	351,820
	Ishizuka Glass Co., Ltd.	109,000	206,212
*	Izuhakone Railway Co., Ltd.	300	19,572
	Izumi Co., Ltd.	102,500	1,936,993
*	Izutsuya Co., Ltd.	356,000	246,231
*	Janome Sewing Machine Co., Ltd.	580,000	478,683
	Japan Vilene Co., Ltd.	139,000	644,754

	Japan Wool Textile Co., Ltd. (The)	310,000	$2,417,253
*	Jeans Mate Corp.	30,308	89,399
	Jidosha Buhin Kogyo Co., Ltd.	79,000	544,081
#*	Joban Kosan Co., Ltd.	250,000	295,268
#	Joshin Denki Co., Ltd.	205,000	2,025,127
	Juntendo Co., Ltd.	31,000	50,824
#*	JVC Kenwood Holdings, Inc.	633,630	2,827,268
	Kabuki-Za Co., Ltd.	39,000	1,873,151
#	Kadokawa Holdings, Inc.	88,600	2,830,286
	Kappa Create Co., Ltd.	58,100	1,249,232
	Kasai Kogyo Co., Ltd.	118,000	676,844
#	Kawai Musical Instruments Manufacturing Co., Ltd.	297,000	681,906
#	Keihin Corp.	189,500	3,546,039
#	Keiyo Co., Ltd.	175,100	1,099,866
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,978,907
	Kimoto Co., Ltd.	66,700	429,414
#*	Kinki Nippon Tourist Co., Ltd.	254,000	342,082
#	Kinugawa Rubber Industrial Co., Ltd.	205,000	1,601,194
#	Kisoji Co., Ltd.	86,000	1,670,436
	Kohnan Shoji Co., Ltd.	127,400	2,023,639
#	Kojima Co., Ltd.	145,700	867,827
	Komatsu Seiren Co., Ltd.	145,000	738,518
	Komeri Co., Ltd.	121,500	3,472,960
#	Konaka Co., Ltd.	116,660	1,075,788
#	Kourakuen Corp.	25,300	382,833
	KU Holdings Co., Ltd.	68,200	468,825
#	Kura Corp.	54,800	875,662
	Kurabo Industries, Ltd.	1,067,000	2,082,582
	Kuraudia Co., Ltd.	5,700	77,137
	Kuroganeya Co., Ltd.	14,000	59,986
*	Kusuri No Aoki Co., Ltd.	700	18,562
#	KYB Co., Ltd.	633,000	3,880,382
	Kyoritsu Maintenance Co., Ltd.	46,760	983,782
	Kyoto Kimono Yuzen Co., Ltd.	55,700	663,900
#*	Laox Co., Ltd.	493,000	233,328
	LEC, Inc.	20,900	338,381
#	Look, Inc.	184,000	560,963
#	Mamiya-Op Co., Ltd.	285,000	579,918
#	Marche Corp.	23,000	200,884
	Mars Engineering Corp.	45,700	1,015,237
#*	Maruei Department Store Co., Ltd.	142,000	206,447
#*	Maruzen CHI Holdings Co., Ltd.	11,800	30,496
#	Maruzen Co., Ltd.	46,000	303,659
#*	Matsuya Co., Ltd.	159,000	1,430,065
#	Matsuya Foods Co., Ltd.	46,900	929,586
#	Megane TOP Co., Ltd.	125,200	1,432,703
	Meiko Network Japan Co., Ltd.	30,300	293,179
	Meiwa Estate Co., Ltd.	23,500	123,862
*	Meiwa Industry Co., Ltd.	29,000	84,510
	Mikuni Corp.	108,000	257,843
*	Misawa Homes Co., Ltd.	109,100	1,149,645
	Mitsuba Corp.	155,690	1,515,985
	Mitsui Home Co., Ltd.	155,000	840,691
	Mizuno Corp.	435,000	2,417,884
#	MOS Food Services, Inc.	116,500	2,209,389
	Mr Max Corp.	119,000	495,760
#	Murakami Corp.	5,000	75,451
	Musashi Seimitsu Industry Co., Ltd.	94,500	2,267,517
*	Naigai Co., Ltd.	2,643,000	1,852,897
*	Nexyz Corp.	1,920	47,285
#	Nice Holdings, Inc.	451,000	1,406,254

#	Nidec Copal Corp.	88,700	$1,163,752
#	Nidec Tosok Corp.	109,300	1,262,397
	Nifco, Inc.	212,800	5,840,051
	Nihon Eslead Corp.	11,200	114,873
*	Nihon Plast Co., Ltd.	1,200	10,010
	Nihon Tokushu Toryo Co., Ltd.	56,000	244,347
	Nikkato Corp.	700	4,248
#*	Nippon Columbia Co., Ltd.	625,000	235,346
	Nippon Felt Co., Ltd.	67,200	335,320
#*	Nippon Piston Ring Co., Ltd.	329,000	807,193
	Nippon Seiki Co., Ltd.	180,400	2,281,250
#	Nishimatsuya Chain Co., Ltd.	237,200	1,941,284
#*	Nissan Motor Co., Ltd.	117,600	1,264,440
#	Nissan Shatai Co., Ltd.	362,023	3,802,669
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	627,680
#	Nissen Holdings Co., Ltd.	181,591	977,258
	Nissin Kogyo Co., Ltd.	167,000	2,737,944
	Nittan Valve Co., Ltd.	82,800	311,127
#*	Nitto Kako Co., Ltd.	60,000	50,461
*	Noritsu Koki Co., Ltd.	101,700	528,821
*	Ohashi Technica, Inc.	300	2,184
	Omikenshi Co., Ltd.	127,000	81,706
	Onward Holdings Co., Ltd.	557,000	4,548,734
	Pacific Industrial Co., Ltd.	184,000	1,173,875
	Pal Co., Ltd.	17,950	679,139
*	Paltac Corp.	36,550	526,726
	PanaHome Corp.	398,200	2,721,987
#	Parco Co., Ltd.	268,200	2,597,893
	Paris Miki Holdings, Inc.	160,600	1,120,109
#*	PIA Corp.	26,700	279,385
	Piolax, Inc.	44,500	1,188,833
#*	Pioneer Electronic Corp.	1,050,900	5,415,864
	Plenus Co., Ltd.	92,600	1,676,493
	Point, Inc.	73,300	2,706,575
	Press Kogyo Co., Ltd.	425,000	2,893,198
*	Pressance Corp.	5,000	78,431
#*	Renaissance, Inc.	2,300	12,544
#*	Renown, Inc.	242,600	426,661
	RESORT SOLUTION Co., Ltd.	180,000	354,393
#	Resorttrust, Inc.	144,408	2,352,103
	Rhythm Watch Co., Ltd.	650,000	1,126,706
	Right On Co., Ltd.	67,325	590,461
	Riken Corp.	362,000	1,678,977
#	Ringer Hut Co., Ltd.	76,500	986,601
	Riso Kyoiku Co., Ltd.	9,364	583,923
	Roland Corp.	92,800	989,431
#	Round One Corp.	294,800	1,949,376
	Royal Holdings Co., Ltd.	137,100	1,551,753
	Ryohin Keikaku Co., Ltd.	103,400	5,355,689
#*	Sagami Chain Co., Ltd.	82,000	596,258
#*	Sagami Co., Ltd.	225,000	367,288
#	Saizeriya Co., Ltd.	145,800	2,349,872
#*	Sakai Ovex Co., Ltd.	237,000	422,658
	SAN HOLDINGS, Inc.	13,600	267,635
#	Sanden Corp.	539,000	1,776,832
	Sangetsu Co., Ltd.	101,725	2,692,552
	Sanko Marketing Foods Co., Ltd.	52	58,474
	Sankyo Seiko Co., Ltd.	47,300	164,866
	Sanoh Industrial Co., Ltd.	118,600	1,015,963
#	Sanyo Housing Nagoya Co., Ltd.	354	323,451
	Sanyo Shokai, Ltd.	421,000	1,143,392

	Scroll Corp.	79,700	$319,563
	Seiko Holdings Corp.	540,407	1,309,417
	Seiren Co., Ltd.	223,900	1,494,718
	Senshukai Co., Ltd.	165,200	1,168,421
*	Seven Seas Holdings Co., Ltd.	319,000	89,098
#	Shikibo, Ltd.	523,000	678,263
	Shimachu Co., Ltd.	203,400	4,800,988
#	Shimojima Co., Ltd.	16,900	223,882
#*	Shinyei Kaisha	96,000	165,489
	Shiroki Corp.	285,000	948,059
	Shobunsha Publications, Inc.	336,300	2,484,849
#	Shochiku Co., Ltd.	404,400	3,816,881
	Shoei Co., Ltd.	1,600	12,168
*	Showa Corp.	320,400	2,657,542
	SKY Perfect JSAT Holdings, Inc.	7,630	3,377,104
	SNT Corp.	101,800	635,688
#	Soft99 Corp.	70,600	450,091
	Sotoh Co., Ltd.	49,700	468,224
	SPK Corp.	16,800	296,519
	SRI Sports, Ltd.	29,100	352,148
#	St. Marc Holdings Co., Ltd.	37,900	1,504,143
	Studio Alice Co., Ltd.	41,900	700,471
	Suminoe Textile Co., Ltd.	323,000	715,524
	Sumitomo Forestry Co., Ltd.	436,666	3,985,882
#*	SxL Corp.	509,000	1,373,792
	T. RAD Co., Ltd.	269,000	1,116,558
#	Tac Co., Ltd.	15,400	34,844
	Tachikawa Corp.	50,800	285,524
#	Tachi-S Co., Ltd.	112,840	2,233,156
#	Tact Home Co., Ltd.	368	351,144
	Taiho Kogyo Co., Ltd.	92,800	1,168,085
	Takamatsu Construction Group Co., Ltd.	90,500	1,413,790
#	Taka-Q Co., Ltd.	48,000	105,545
#	Take & Give Needs Co., Ltd.	2,312	223,691
	Takihyo Co., Ltd.	25,000	139,722
	Tamron Co., Ltd.	70,500	2,284,257
*	TASAKI & Co., Ltd.	498,000	307,757
	Taya Co., Ltd.	5,000	42,084
#	TBK Co., Ltd.	83,000	571,346
*	TDF Corp.	11,000	24,638
	Teikoku Sen-I Co., Ltd.	79,000	653,356
#*	Ten Allied Co., Ltd.	50,000	160,058
#	T-GAIA Corp.	735	1,224,474
	Tigers Polymer Corp.	59,000	255,522
	Toabo Corp.	151,000	113,652
	Toei Co., Ltd.	298,000	1,538,253
*	Tokai Kanko Co., Ltd.	505,999	140,121
	Tokai Rika Co., Ltd.	135,900	2,346,816
	Tokai Rubber Industries, Ltd.	167,600	2,127,776
	Tokai Senko K.K.	215,000	297,745
#	Token Corp.	31,020	1,199,944
#*	Tokyo Derica Co., Ltd.	11,900	112,419
*	Tokyo Dome Corp.	769,200	2,656,750
#	Tokyo Individualized Educational Institute, Inc.	93,100	180,286
	Tokyo Kaikan Co., Ltd.	12,000	45,241
	Tokyo Soir Co., Ltd.	49,000	117,552
	Tokyotokeiba Co., Ltd.	828,000	1,272,756
*	Tokyu Recreation Co., Ltd.	77,000	446,490
#	Tomy Co., Ltd.	297,893	2,185,382
	Topre Corp.	185,700	1,957,991
#	Toridoll.Corp.	71,300	860,203

#*	Totenko Co., Ltd.	57,000	$106,274
	Touei Housing Corp.	76,040	806,554
	Tow Co., Ltd.	7,000	46,521
	Toyo Tire & Rubber Co., Ltd.	821,000	2,310,921
	Toyobo Co., Ltd.	3,659,000	5,232,430
#	TPR Co., Ltd.	103,500	1,722,266
#	TS Tech Co., Ltd.	205,900	4,085,707
	TSI Holdings Co., Ltd.	329,395	2,085,230
#*	Tsukamoto Co., Ltd.	112,000	226,684
	Tsutsumi Jewelry Co., Ltd.	49,300	1,312,311
	TV Asahi Corp.	326	533,231
	TV Tokyo Holdings Corp.	12,600	164,244
#	Umenohana Co., Ltd.	44	96,787
	Unipres Corp.	141,400	4,415,793
#	United Arrows, Ltd.	78,500	1,646,833
#*	Unitika, Ltd.	2,527,000	1,593,083
	U-Shin, Ltd.	97,600	834,176
	Watabe Wedding Corp.	29,500	277,418
#	WATAMI Co., Ltd.	104,500	2,240,840
*	Wowow, Inc.	21	45,637
	Xebio Co., Ltd.	104,700	2,794,772
#	Yamatane Corp.	313,000	474,273
	Yellow Hat, Ltd.	73,900	1,226,060
#	Yomiuri Land Co., Ltd.	225,000	728,230
	Yonex Co., Ltd.	40,000	262,820
	Yorozu Corp.	62,500	1,371,745
	Yoshinoya Holdings Co., Ltd.	2,180	2,820,956
	Zenrin Co., Ltd.	130,800	1,320,890
#	Zensho Co., Ltd.	313,600	3,852,186
Total Consumer Discretionary			397,003,595

Consumer Staples — (8.3%)
*	Aderans Co., Ltd.	120,250	1,372,408
*	Aeon Hokkaido Corp.	391,700	1,707,725
	Ahjikan Co., Ltd.	10,500	102,348
	Ain Pharmaciez, Inc.	43,600	2,353,307
	Arcs Co., Ltd.	116,500	2,163,520
	Ariake Japan Co., Ltd.	103,700	1,999,763
	Belc Co., Ltd.	6,000	90,230
	Cawachi, Ltd.	81,900	1,948,474
	Chubu Shiryo Co., Ltd.	89,000	596,432
#	Chuo Gyorui Co., Ltd.	93,000	215,525
	Circle K Sunkus Co., Ltd.	177,800	3,818,843
	Coca-Cola Central Japan Co., Ltd.	111,200	1,444,395
	Cocokara fine, Inc.	63,860	2,016,485
	Cosmos Pharmaceutical Corp.	34,500	1,743,977
#	CVS Bay Area, Inc.	51,000	133,069
#	Daikokutenbussan Co., Ltd.	10,400	279,869
#	Dr. Ci:Labo Co., Ltd.	532	2,457,625
#	Dydo Drinco, Inc.	49,800	1,987,917
	Echo Trading Co., Ltd.	11,000	97,814
	Ensuiko Sugar Refining Co., Ltd.	102,000	349,072
	Ezaki Glico Co., Ltd.	5,000	60,140
	Fancl Corp.	178,400	2,402,087
#*	First Baking Co., Ltd.	183,000	210,559
	Fuji Oil Co., Ltd.	268,900	3,837,589
	Fujicco Co., Ltd.	116,600	1,422,147
*	Fujiya Co., Ltd.	474,000	1,050,679
	Hagoromo Foods Corp.	40,000	563,174
	Harashin Narus Holdings Co., Ltd.	61,500	1,026,033
#*	Hayashikane Sangyo Co., Ltd.	299,000	290,258

#	Heiwado Co., Ltd.	152,800	$2,065,378
#	Hohsui Corp.	120,000	172,198
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	427,798
#	Hokuto Corp.	106,700	2,251,564
	Inageya Co., Ltd.	175,000	1,949,397
	Ito En, Ltd.	80,800	1,454,412
	Itochu-Shokuhin Co., Ltd.	27,400	1,014,257
#	Itoham Foods, Inc.	674,800	2,556,461
	Izumiya Co., Ltd.	447,000	2,426,563
	J-Oil Mills, Inc.	477,000	1,374,539
#	Kameda Seika Co., Ltd.	70,000	1,297,374
	Kasumi Co., Ltd.	204,600	1,372,571
	Kato Sangyo Co., Ltd.	109,300	2,166,381
#	Key Coffee, Inc.	79,000	1,424,541
	Kirindo Co., Ltd.	28,300	185,466
	Kose Corp.	141,100	3,202,521
	Kyodo Shiryo Co., Ltd.	337,000	398,875
#	Kyokuyo Co., Ltd.	370,000	886,917
	Life Corp.	183,400	3,016,042
	Lion Corp.	82,000	470,616
	Mandom Corp.	81,100	2,037,754
	Marudai Food Co., Ltd.	465,000	1,806,626
#	Maruetsu, Inc. (The)	375,000	1,414,930
	Maruha Nichiro Holdings, Inc.	1,831,069	3,215,440
*	Maruya Co., Ltd.	7,400	14,028
#	Matsumotokiyoshi Holdings Co., Ltd.	148,600	3,229,772
#*	Maxvalu Tohok Co., Ltd.	18,200	138,519
	Maxvalu Tokai Co., Ltd.	57,500	767,970
#	Megmilk Snow Brand Co., Ltd.	204,800	3,829,213
	Meito Sangyo Co., Ltd.	53,600	673,515
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,467,408
	Milbon Co., Ltd.	49,414	1,423,360
	Ministop Co., Ltd.	70,200	1,359,602
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,249,750
#	Mitsui Sugar Co., Ltd.	454,850	1,524,893
	Miyoshi Oil & Fat Co., Ltd.	261,000	355,223
	Morinaga & Co., Ltd.	933,000	2,164,158
	Morinaga Milk Industry Co., Ltd.	909,000	3,575,392
	Morishita Jinton Co., Ltd.	47,800	206,271
	Morozoff, Ltd.	108,000	360,694
#	Nagatanien Co., Ltd.	115,000	1,269,376
	Nakamuraya Co., Ltd.	203,000	1,001,171
*	Natori Co., Ltd.	1,100	11,720
*	Nichimo Co., Ltd.	140,000	363,392
	Nichirei Corp.	1,187,000	5,595,468
#	Nihon Chouzai Co., Ltd.	20,300	659,679
	Niitaka Co., Ltd.	7,260	87,166
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,209,090
	Nippon Flour Mills Co., Ltd.	557,000	2,562,983
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	371,741
#	Nippon Suisan Kaisha, Ltd.	997,300	3,407,548
	Nisshin Oillio Group, Ltd. (The)	550,000	2,277,419
*	Nissin Sugar Holdings Co., Ltd.	15,200	302,258
	Nitto Fuji Flour Milling Co., Ltd.	64,000	235,904
#	Noevir Holdings Co., Ltd.	15,100	164,812
	Oenon Holdings, Inc.	247,000	595,033
#	Oie Sangyo Co., Ltd.	20,900	211,883
	Okuwa Co., Ltd.	115,000	1,643,946
	Olympic Corp.	64,900	610,576
	Pietro Co., Ltd.	10,300	105,509
#	Pigeon Corp.	78,700	2,937,880

#	Poplar Co., Ltd.	25,760	$152,142
	Prima Meat Packers, Ltd.	671,000	1,252,867
#	Riken Vitamin Co., Ltd.	79,200	2,167,849
	Rock Field Co., Ltd.	47,000	911,392
	S Foods, Inc.	73,762	597,394
	Sakata Seed Corp.	164,600	2,289,521
	San-A Co., Ltd.	27,300	1,036,038
	Sapporo Holdings, Ltd.	1,522,000	5,644,560
#	Shoei Foods Corp.	44,000	322,981
	Showa Sangyo Co., Ltd.	524,000	1,647,903
	Sogo Medical Co., Ltd.	23,300	839,852
	Sonton Food Industry Co., Ltd.	43,000	363,793
	Starzen Co., Ltd.	279,000	864,575
	Sugi Holdings Co., Ltd.	129,000	3,945,289
#	Takara Holdings, Inc.	799,000	5,459,836
	Three F Co., Ltd.	17,700	107,587
#	Tobu Store Co., Ltd.	205,000	691,942
	Toho Co., Ltd.	160,000	599,746
#	Tohto Suisan Co., Ltd.	138,000	266,738
	Torigoe Co., Ltd. (The)	85,100	693,506
	Toyo Sugar Refining Co., Ltd.	157,000	190,756
	Tsukiji Uoichiba Co., Ltd.	15,000	19,611
	Tsuruha Holdings, Inc.	71,300	4,216,138
#*	Unicafe, Inc.	15,060	70,036
	Uoriki Co., Ltd.	400	4,608
	Valor Co., Ltd.	175,400	2,929,256
	Warabeya Nichiyo Co., Ltd.	51,360	865,279
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	407,684
#*	Yamaya Corp.	2,700	58,000
	Yaoko Co., Ltd.	40,800	1,352,391
#	Yokohama Reito Co., Ltd.	188,000	1,464,966
	Yomeishu Seizo Co., Ltd.	100,000	957,722
	Yonekyu Corp.	100,000	902,005
	Yuasa Funashoku Co., Ltd.	112,000	274,925
#	Yukiguni Maitake Co., Ltd.	101,856	418,142
	Yutaka Foods Corp.	6,000	112,937
Total Consumer Staples			169,394,374

Energy — (0.9%)
	AOC Holdings, Inc.	164,300	975,910
	BP Castrol K.K.	66,500	277,154
#*	Fuji Kosan Co., Ltd.	331,000	297,743
	Itochu Enex Co., Ltd.	302,200	1,790,994
#	Japan Drilling Co., Ltd.	21,200	674,189
	Japan Oil Transportation Co., Ltd.	79,000	197,004
	Kanto Natural Gas Development Co., Ltd.	155,000	807,514
#	Kyoei Tanker Co., Ltd.	111,000	300,018
	MITSUUROKO HOLDINGS Co., Ltd.	166,300	1,069,950
	Modec, Inc.	99,300	2,066,904
#	Nippon Gas Co., Ltd.	148,900	2,364,346
	Nippon Seiro Co., Ltd.	64,000	207,331
	Sala Corp.	128,500	850,050
	San-Ai Oil Co., Ltd.	273,000	1,423,839
	Shinko Plantech Co., Ltd.	180,400	1,543,966
	Sinanen Co., Ltd.	251,000	1,097,805
	Toa Oil Co., Ltd.	352,000	427,085
	Toyo Kanetsu K.K.	507,000	1,131,549
Total Energy			17,503,351

Financials — (9.7%)
	77 Bank, Ltd. (The)	43,000	$190,696
	Aichi Bank, Ltd. (The)	53,900	3,267,660
	Airport Facilities Co., Ltd.	125,070	588,317
	Akita Bank, Ltd. (The)	832,400	2,736,157
	Aomori Bank, Ltd. (The)	862,000	2,672,751
	Asax Co., Ltd.	17	20,590
#	Awa Bank, Ltd. (The)	568,000	3,493,793
	Bank of Iwate, Ltd. (The)	67,500	3,061,006
	Bank of Kochi, Ltd. (The)	3,000	3,537
	Bank of Nagoya, Ltd. (The)	640,297	2,307,199
	Bank of Okinawa, Ltd. (The)	94,000	4,208,813
	Bank of Saga, Ltd. (The)	625,000	1,784,952
	Bank of the Ryukyus, Ltd.	145,380	1,979,096
*	Chiba Kogyo Bank, Ltd. (The)	180,300	1,058,253
	Chukyo Bank, Ltd. (The)	675,000	1,747,390
	Daibiru Corp.	216,700	1,637,998
	Daiko Clearing Services Corp.	49,700	191,727
#*	Daikyo, Inc.	1,378,000	3,759,785
	Daisan Bank, Ltd. (The)	659,000	1,401,561
	Daishi Bank, Ltd. (The)	1,416,000	4,988,686
#	Daito Bank, Ltd. (The)	542,000	473,652
	Ehime Bank, Ltd. (The)	641,000	1,835,117
	Eighteenth Bank, Ltd. (The)	1,079,000	3,422,169
	FIDEA Holdings Co., Ltd.	317,800	862,266
	Fukui Bank, Ltd. (The)	963,000	3,057,315
#*	Fukushima Bank, Ltd.	1,001,000	822,563
	Fuyo General Lease Co., Ltd.	84,500	3,009,213
	Goldcrest Co., Ltd.	75,500	1,385,254
	Heiwa Real Estate Co., Ltd.	713,000	1,950,839
	Higashi-Nippon Bank, Ltd.	659,000	1,526,813
	Higo Bank, Ltd. (The)	669,000	3,976,007
	Hitachi Capital Corp.	6,000	89,901
#	Hokkoku Bank, Ltd. (The)	1,034,000	3,896,537
	Hokuetsu Bank, Ltd. (The)	958,000	2,056,049
	Hulic Co., Ltd.	16,000	194,285
	Hyakugo Bank, Ltd. (The)	1,045,609	4,836,011
	Hyakujishi Bank, Ltd. (The)	1,023,000	4,782,706
#	IBJ Leasing Co., Ltd.	85,800	2,240,811
	Ichiyoshi Securities Co., Ltd.	165,800	1,175,212
	Iida Home Max Co., Ltd.	80,900	692,451
	Iwai Cosmo Holdings, Inc.	27,700	147,641
#*	Japan Asia Investment Co., Ltd.	506,000	456,489
	Juroku Bank, Ltd.	1,350,000	4,659,466
#	kabu.com Securities Co., Ltd.	347,300	1,325,441
	Kagoshima Bank, Ltd. (The)	519,000	3,317,561
	Keihanshin Building Co., Ltd.	28,200	133,298
	Keiyo Bank, Ltd. (The)	580,000	2,789,662
*	Kenedix, Inc.	11,449	2,257,819
#	Kirayaka Bank, Ltd.	132,800	182,763
	Kita-Nippon Bank, Ltd. (The)	49,406	1,364,387
	Kiyo Holdings, Inc.	2,858,900	4,267,671
#	Kobayashi Yoko Co., Ltd.	230,900	538,033
#*	Kosei Securities Co., Ltd.	285,000	375,562
	Kyokuto Securities Co., Ltd.	83,900	730,173
#*	Leopalace21 Corp.	985,885	3,374,982
	Marusan Securities Co., Ltd.	287,400	1,308,463
#*	Matsui Securities Co., Ltd.	468,900	3,048,328
	Michinoku Bank, Ltd. (The)	736,000	1,507,996
	Mie Bank, Ltd. (The)	168,000	405,432
	Minato Bank, Ltd. (The)	1,063,000	1,982,282
#	Mito Securities Co., Ltd.	254,000	703,738
	Miyazaki Bank, Ltd. (The)	624,000	1,774,009

#	Monex Group, Inc.	8,052	$1,777,879
	Musashino Bank, Ltd.	130,600	4,507,525
	Nagano Bank, Ltd. (The)	338,000	662,197
	Nanto Bank, Ltd. (The)	419,000	1,981,753
*	New Real Property K.K.	43,900	—
*	NIS Group Co., Ltd.	1,015,125	60,709
	Nisshin Fudosan Co., Ltd.	95,000	722,308
	Ogaki Kyoritsu Bank, Ltd. (The)	1,318,000	4,759,959
	Oita Bank, Ltd. (The)	713,900	2,285,520
#	Okasan Securities Group, Inc.	804,000	3,417,888
	Ricoh Leasing Co., Ltd.	79,600	1,855,955
	San-in Godo Bank, Ltd. (The)	693,000	5,503,198
	Sapporo Hokuyo Holdings, Inc.	510,900	1,893,511
#	Shiga Bank, Ltd.	179,000	1,073,303
	Shikoku Bank, Ltd.	841,000	3,156,324
#	Shimizu Bank, Ltd.	35,400	1,399,003
	Sumitomo Real Estate Sales Co., Ltd.	40,830	1,919,674
#*	Sun Frontier Fudousan Co., Ltd.	208	44,473
	Taiko Bank, Ltd. (The)	41,000	128,146
#*	Takagi Securities Co., Ltd.	206,000	301,248
*	Takara Leben Co., Ltd.	97,800	927,137
	TOC Co., Ltd.	435,250	2,455,926
	Tochigi Bank, Ltd.	726,000	2,709,419
	Toho Bank, Ltd.	915,200	3,134,551
	Toho Real Estate Co., Ltd.	140,700	897,244
	Tohoku Bank, Ltd. (The)	400,000	726,467
	Tokai Tokyo Financial Holdings, Inc.	1,023,000	3,857,635
	Tokyo Rakutenchi Co., Ltd.	218,000	810,309
*	Tokyo Tatemono Co., Ltd.	1,726,000	7,065,238
	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	24,030
#	Tokyo Theatres Co., Inc.	340,000	492,353
	Tokyo Tomin Bank, Ltd.	132,500	1,605,842
	Tokyu Livable, Inc.	103,200	1,075,701
	Tomato Bank, Ltd.	400,000	771,614
	TOMONY Holdings, Inc.	634,850	3,094,292
	Tosei Corp.	1,043	415,752
	Tottori Bank, Ltd.	329,000	704,713
	Towa Bank, Ltd.	1,384,000	1,610,246
#	Toyo Securities Co., Ltd.	328,000	912,899
	Tsukuba Bank, Ltd.	258,300	907,785
	Yachiyo Bank, Ltd. (The)	30,400	748,359
	Yamagata Bank, Ltd.	647,500	3,081,379
	Yamanashi Chuo Bank, Ltd.	654,000	2,913,354
Total Financials			198,429,152

Health Care — (3.6%)
	As One Corp.	71,668	1,588,475
	ASKA Pharmaceutical Co., Ltd.	106,000	648,252
	BML, Inc.	42,300	1,076,363
#	CMIC Holdings Co., Ltd.	24,300	404,876
	Create Medic Co., Ltd.	28,000	278,930
*	Daito Pharmaceutical Co., Ltd.	7,300	112,994
	Eiken Chemical Co., Ltd.	74,800	1,006,322
	EPS Corp.	316	697,787
	FALCO SD HOLDINGS Co., Ltd.	35,200	391,717
	Fuso Pharmaceutical Industries, Ltd.	325,000	899,791
	Hitachi Medical Corp.	85,000	1,133,795
	Hogy Medical Co., Ltd.	52,600	2,350,268
	Iwaki & Co., Ltd.	66,000	160,605
	Japan Medical Dynamic Marketing, Inc.	44,900	149,955
	Jeol, Ltd.	279,000	824,270

	JMS Co., Ltd.	126,000	$413,907
#	Kaken Pharmaceutical Co., Ltd.	353,000	4,456,117
	Kawanishi Holdings, Ltd.	7,400	71,615
	Kawasumi Laboratories, Inc.	46,300	277,916
#	Kissei Pharmaceutical Co., Ltd.	106,300	2,086,238
	KYORIN Holdings, Inc.	214,000	4,066,494
#	Mochida Pharmaceutical Co., Ltd.	281,000	3,321,434
	Nagaileben Co., Ltd.	33,200	497,088
#	Nichii Gakkan Co.	229,000	3,077,739
#	Nihon Kohden Corp.	168,900	4,542,815
#	Nikkiso Co., Ltd.	279,000	2,934,169
#	Nippon Chemiphar Co., Ltd.	131,000	722,534
	Nippon Shinyaku Co., Ltd.	239,000	2,955,478
#	Nipro Corp.	422,500	3,141,878
	Nissui Pharmaceutical Co., Ltd.	64,200	590,544
*	Paramount Bed Holdings Co., Ltd.	82,000	2,419,369
	Rion Co., Ltd.	5,000	45,362
#	Rohto Pharmaceutical Co., Ltd.	408,000	5,098,195
#	Sawai Pharmaceutical Co., Ltd.	50,200	5,325,173
	Seikagaku Corp.	179,800	2,010,234
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	70,182
	Ship Healthcare Holdings, Inc.	144,700	2,966,241
*	Taiko Pharmaceutical Co., Ltd.	5,800	58,217
*	Techno Medica Co., Ltd.	1	4,200
#	Toho Holdings Co., Ltd.	217,700	3,882,523
	Torii Pharmaceutical Co., Ltd.	65,200	1,226,800
#	Towa Pharmaceutical Co., Ltd.	43,500	2,165,557
*	Tsukui Corp.	16,200	199,279
	Vital KSK Holdings, Inc.	151,300	1,292,129
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	298,777
	ZERIA Pharmaceutical Co., Ltd.	109,000	1,948,805
Total Health Care			73,891,409

Industrials — (23.5%)
#*	A&A Material Corp.	235,000	253,625
	Advan Co., Ltd.	96,900	924,703
#*	Advanex, Inc.	73,000	83,740
	Aeon Delight Co., Ltd.	86,500	1,824,125
	Aica Kogyo Co., Ltd.	246,200	3,547,448
	Aichi Corp.	132,000	604,446
	Aida Engineering, Ltd.	273,600	1,584,533
	Airtech Japan, Ltd.	18,300	86,947
	Alps Logistics Co., Ltd.	50,700	523,526
#	Altech Co., Ltd.	23,000	79,346
	Altech Corp.	37,150	279,119
	Amano Corp.	281,000	2,627,365
	Ando Corp.	450,000	698,580
	Anest Iwata Corp.	149,000	708,849
#	Asahi Diamond Industrial Co., Ltd.	249,700	2,951,935
#	Asahi Holdings, Inc.	115,950	2,512,379
	Asahi Kogyosha Co., Ltd.	109,000	444,836
#	Asanuma Corp.	796,000	707,541
	Asia Air Survey Co., Ltd.	32,000	91,613
	Asunaro Aoki Construction Co., Ltd.	154,000	837,289
	Ataka Construction & Engineering Co., Ltd.	60,000	215,232
	Bando Chemical Industries, Ltd.	348,000	1,303,227
	Benefit One, Inc.	48	37,017
	Biken Techno Corp.	14,100	86,636
	Bunka Shutter Co., Ltd.	227,000	823,085
	Central Glass Co., Ltd.	785,000	3,456,090
	Central Security Patrols Co., Ltd.	43,700	420,092

	Chiyoda Integre Co., Ltd.	7,000	$87,327
	Chudenko Corp.	130,500	1,339,196
	Chugai Ro Co., Ltd.	340,000	1,172,104
	CKD Corp.	244,900	1,953,429
#	COMSYS Holdings Corp.	378,300	4,116,804
	Cosel Co., Ltd.	108,800	1,520,598
	CTI Engineering Co., Ltd.	44,000	303,836
	Dai-Dan Co., Ltd.	156,000	969,569
	Daido Kogyo Co., Ltd.	145,000	270,073
	Daifuku Co., Ltd.	386,000	2,256,216
#	Daihen Corp.	453,000	1,633,604
#	Daiho Corp.	763,000	1,117,718
#*	Daiichi Chuo K.K.	519,000	752,022
	Daiichi Jitsugyo Co., Ltd.	188,000	937,458
#	Daiseki Co., Ltd.	165,063	3,068,877
#	Daiseki Eco. Solution Co., Ltd.	97	221,968
#*	Daisue Construction Co., Ltd.	276,500	214,991
	Daiwa Industries, Ltd.	178,000	923,312
	Daiwa Odakyu Construction Co., Ltd.	63,500	163,508
*	Danto Holdings Corp.	399,000	484,747
#	Denyo Co., Ltd.	85,100	1,059,660
*	Dijet Industrial Co., Ltd.	80,000	183,837
	DMW Corp.	4,800	80,984
*	Dream Incubator, Inc.	168	178,441
	Duskin Co., Ltd.	222,800	4,457,712
#	Ebara Corp.	221,000	799,646
	Ebara Jitsugyo Co., Ltd.	4,500	69,104
*	Eidai Co., Ltd.	5,000	23,616
*	Emori & Co., Ltd.	1,800	21,753
*	Enshu, Ltd.	194,000	209,289
	Freesia Macross Corp.	1,355,000	281,265
#*	Fudo Tetra Corp.	579,400	1,103,042
	Fujikura, Ltd.	1,609,000	5,422,948
*	Fujisash Co., Ltd.	49,300	39,627
	Fujitec Co., Ltd.	323,000	2,143,228
#	Fukuda Corp.	610,000	2,209,984
	Fukusima Industries Corp.	29,700	427,277
#	Fukuyama Transporting Co., Ltd.	606,400	3,307,477
	Funai Consulting, Inc.	99,300	670,190
*	Furukawa Co., Ltd.	1,391,000	1,351,772
#	Furusato Industries, Ltd.	50,600	525,004
	Futaba Corp.	154,300	2,214,496
	Gecoss Corp.	112,400	545,855
	Glory, Ltd.	110,600	2,425,570
	Hamai Co., Ltd.	92,000	103,746
	Hamakyorex Co., Ltd.	9,100	315,719
	Hanwa Co., Ltd.	817,000	3,728,192
#*	Hazama Corp.	312,700	941,006
	Hibiya Engineering, Ltd.	125,900	1,386,829
	Hisaka Works, Ltd.	40,000	443,171
*	Hitachi Cable, Ltd.	782,000	2,218,348
	Hitachi Koki Co., Ltd.	216,200	1,987,429
	Hitachi Metals Techno, Ltd.	56,500	397,814
	Hitachi Tool Engineering, Ltd.	94,000	960,447
#	Hitachi Transport System, Ltd.	50,500	920,625
	Hitachi Zosen Corp.	3,511,500	4,605,693
	Hokuetsu Industries Co., Ltd.	85,000	283,849
	Hokuriku Electrical Construction Co., Ltd.	56,000	161,821
	Hoshizaki Electric Co., Ltd.	123,200	2,922,392
	Hosokawa Micron Corp.	140,000	829,985
*	Howa Machinery, Ltd.	422,000	440,642

#	Ichiken Co., Ltd.	87,000	$190,840
	Ichinen Holdings Co., Ltd.	71,100	370,013
	Idec Corp.	137,000	1,358,370
#	Iino Kaiun Kaisha, Ltd.	356,200	1,618,776
	Inaba Denki Sangyo Co., Ltd.	87,400	2,627,586
	Inaba Seisakusho Co., Ltd.	58,800	708,106
	Inabata & Co., Ltd.	317,300	2,210,094
	Inui Steamship Co., Ltd.	95,900	377,943
#*	Iseki & Co., Ltd.	758,000	1,942,446
	Ishii Iron Works Co., Ltd.	114,000	240,615
#*	Ishikawa Seisakusho, Ltd.	101,000	95,173
#	Itoki Corp.	174,200	785,726
#*	Iwasaki Electric Co., Ltd.	176,000	372,869
	Iwatani International Corp.	887,000	2,970,942
	Jalux, Inc.	40,800	429,637
	Jamco Corp.	80,000	455,252
	Japan Airport Terminal Co., Ltd.	177,800	2,343,802
#	Japan Foundation Engineering Co., Ltd.	162,500	643,633
	Japan Kenzai Co., Ltd.	92,540	436,981
	Japan Pulp & Paper Co., Ltd.	464,000	1,666,854
	Japan Transcity Corp.	231,000	788,197
	JFE Shoji Holdings, Inc.	411,000	2,145,125
*	JP-Holdings, Inc.	5,700	58,733
#	Juki Corp.	549,000	1,199,888
	Kamei Corp.	153,000	2,335,497
	Kanaden Corp.	116,000	732,081
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,054,457
	Kanamoto Co., Ltd.	112,000	1,338,765
	Kandenko Co., Ltd.	431,000	2,101,334
*	Kanematsu Corp.	1,688,625	2,029,111
#*	Kanematsu-NNK Corp.	125,000	266,217
	Katakura Industries Co., Ltd.	115,100	1,063,362
	Kato Works Co., Ltd.	287,000	1,374,911
	KAWADA TECHNOLOGIES, Inc.	102,400	1,527,040
	Kawagishi Bridge Works Co., Ltd.	38,000	101,420
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	274,227
#*	Kawasaki Kisen Kaisha, Ltd.	2,414,000	5,366,188
	Keihin Co., Ltd. (The)	199,000	289,342
#*	KI HOLDINGS Co., Ltd.	102,000	157,609
	Kimura Chemical Plants Co., Ltd.	67,500	310,818
	King Jim Co., Ltd.	5,000	40,195
	Kinki Sharyo Co., Ltd.	185,000	708,372
	Kintetsu World Express, Inc.	79,000	2,759,997
	Kitagawa Iron Works Co., Ltd.	356,000	734,388
	Kitano Construction Corp.	242,000	547,924
	Kitazawa Sangyo Co., Ltd.	54,500	119,742
	Kito Corp.	52	45,258
#	Kitz Corp.	416,800	1,828,516
	Kodensha Co., Ltd. (The)	25,000	56,826
	Koike Sanso Kogyo Co., Ltd.	149,000	388,460
	Kokuyo Co., Ltd.	308,425	2,313,590
	KOMAIHALTEC, Inc.	167,000	533,847
	Komatsu Wall Industry Co., Ltd.	48,300	507,405
	Komori Corp.	407,800	3,530,671
	Kondotec, Inc.	81,000	613,675
#*	Kosaido Co., Ltd.	356,100	1,277,008
	KRS Corp.	37,200	389,947
*	Kumagai Gumi Co., Ltd.	583,800	623,172
	Kuroda Electric Co., Ltd.	118,100	1,306,733
	Kyodo Printing Co., Ltd.	540,000	1,497,854
#	Kyoei Sangyo Co., Ltd.	97,000	184,265

	Kyokuto Boeki Kaisha, Ltd.	58,000	$138,134
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,084,453
*	Kyoritsu Printing Co., Ltd.	5,400	16,321
	Kyosan Electric Manufacturing Co., Ltd.	225,000	969,027
	Kyowa Exeo Corp.	368,900	3,331,630
	Kyudenko Corp.	204,000	1,201,321
*	Lonseal Corp.	116,000	139,747
#	Maeda Corp.	845,000	3,727,401
	Maeda Road Construction Co., Ltd.	289,000	3,604,649
#*	Maezawa Industries, Inc.	35,700	100,609
	Maezawa Kasei Industries Co., Ltd.	50,700	600,697
	Maezawa Kyuso Industries Co., Ltd.	50,400	743,124
#	Makino Milling Machine Co., Ltd.	443,000	3,832,990
#*	Marubeni Construction Material Lease Co., Ltd.	75,000	175,644
	Maruka Machinery Co., Ltd.	28,100	286,209
	Maruwn Corp.	66,000	170,916
#	Maruyama Manufacturing Co., Inc.	152,000	334,378
	Maruzen Showa Unyu Co., Ltd.	306,000	987,397
	Matsuda Sangyo Co., Ltd.	80,682	1,325,470
	Matsui Construction Co., Ltd.	128,600	506,434
	Max Co., Ltd.	189,000	2,381,679
#	Meidensha Corp.	781,050	2,856,577
#	Meiji Shipping Co., Ltd.	105,700	462,979
	Meitec Corp.	142,400	2,883,003
	Meito Transportation Co., Ltd.	22,000	165,610
#	Meiwa Trading Co., Ltd.	140,000	678,580
	Mesco, Inc.	30,000	227,144
#	Minebea Co., Ltd.	50,000	220,149
	Mirait Holdings Corp.	274,685	2,003,762
	Mitani Corp.	53,100	759,075
	Mitsubishi Kakoki Kaisha, Ltd.	230,000	469,703
	Mitsubishi Pencil Co., Ltd.	104,500	1,828,193
*	Mitsubishi Research Institute, Inc.	2,200	49,856
	Mitsuboshi Belting Co., Ltd.	287,000	1,594,013
#*	Mitsui Engineering & Shipbuilding Co., Ltd.	947,000	1,658,226
#	Mitsui Matsushima Co., Ltd.	516,000	1,098,648
	Mitsui-Soko Co., Ltd.	485,000	2,078,410
	Mitsumura Printing Co., Ltd.	93,000	311,615
#	Miura Co., Ltd.	137,600	3,578,787
*	Miura Printing Corp.	18,000	19,660
	Miyachi Corp.	7,700	67,146
#*	Miyaji Engineering Group, Inc.	1,187,175	2,324,475
#*	Miyakoshi Holdings, Inc.	45,000	219,245
*	Mori Denki Manufacturing Co., Ltd.	625,000	45,005
#	Mori Seiki Co., Ltd.	433,100	4,477,281
	Morita Holdings Corp.	156,000	1,000,022
#	Moshi Moshi Hotline, Inc.	217,300	2,177,271
	Mystar Engineering Corp.	15,600	79,429
#	NAC Co., Ltd.	25,400	499,935
	Nachi-Fujikoshi Corp.	741,000	4,298,692
*	Nagase & Co., Ltd.	23,400	290,835
	Naikai Zosen Corp.	73,000	305,705
	Nakano Corp.	98,000	215,250
	Narasaki Sangyo Co., Ltd.	56,000	95,233
	NEC Capital Solutions, Ltd.	45,100	749,263
	NEC Networks & System Integration Corp.	109,600	1,566,528
	Nichias Corp.	436,000	2,420,055
	Nichiban Co., Ltd.	122,000	399,310
	Nichiden Corp.	11,600	311,739
	Nichiha Corp.	98,480	1,225,212
	Nichireki Co., Ltd.	96,000	522,849

	Nihon M&A Center, Inc.	40,000	$1,062,199
*	Nihon Trim Co., Ltd.	3,650	95,474
	Nikko Co., Ltd.	127,000	493,177
	Nippo Corp.	259,000	2,882,015
	Nippon Carbon Co., Ltd.	453,000	1,281,046
	Nippon Conveyor Co., Ltd.	194,000	193,180
	Nippon Densetsu Kogyo Co., Ltd.	191,000	1,894,892
	Nippon Denwa Shisetu Co., Ltd.	203,000	644,642
	Nippon Filcon Co., Ltd.	70,900	344,100
	Nippon Hume Corp.	112,000	504,380
	Nippon Jogesuido Sekkei Co., Ltd.	295	401,709
	Nippon Kanzai Co., Ltd.	43,000	776,287
	Nippon Koei Co., Ltd.	276,000	962,277
	Nippon Konpo Unyu Soko Co., Ltd.	261,000	3,219,463
	Nippon Parking Development Co., Ltd.	4,188	217,103
#	Nippon Road Co., Ltd. (The)	173,000	735,166
	Nippon Seisen Co., Ltd.	103,000	533,071
	Nippon Sharyo, Ltd.	291,000	1,206,154
#*	Nippon Sheet Glass Co., Ltd.	3,675,000	5,682,499
	Nippon Shindo Co., Ltd.	8,000	12,644
#	Nippon Signal Co., Ltd.	219,000	1,374,127
	Nippon Steel Trading Co., Ltd.	294,000	960,957
	Nippon Thompson Co., Ltd.	274,000	1,739,987
	Nippon Tungsten Co., Ltd.	80,000	172,746
#	Nippon Yusoki Co., Ltd.	138,000	430,803
	Nishimatsu Construction Co., Ltd.	1,855,000	4,362,092
*	Nishishiba Electric Co., Ltd.	101,000	193,879
	Nissei Corp.	104,600	943,612
	Nissei Plastic Industrial Co., Ltd.	361,200	2,006,451
#	Nissha Printing Co., Ltd.	124,000	1,633,679
#	Nisshinbo Holdings, Inc.	39,000	371,639
	Nissin Corp.	350,000	929,446
#	Nissin Electric Co., Ltd.	203,000	1,235,031
	Nitchitsu Co., Ltd.	58,000	140,251
	Nitta Corp.	105,800	1,949,498
#	Nitto Boseki Co., Ltd.	898,000	3,542,364
	Nitto Kogyo Corp.	149,000	1,958,564
#	Nitto Kohki Co., Ltd.	67,900	1,508,077
	Nitto Seiko Co., Ltd.	122,000	398,297
#	Nittoc Construction Co., Ltd.	356,000	539,995
	Noda Corp.	169,300	859,203
	Nomura Co., Ltd.	205,000	739,083
	Noritake Co., Ltd.	531,000	1,618,414
	Noritz Corp.	130,800	2,497,895
#	NS United Kaiun Kaisha, Ltd.	470,000	766,078
#*	Oak Capital Corp.	53,135	59,762
	Obara Corp.	26,400	360,495
	Obayashi Road Corp.	175,000	544,278
	Oiles Corp.	123,842	2,452,713
*	Okamoto Machine Tool Works, Ltd.	163,000	233,911
	Okamura Corp.	289,900	2,020,011
	Okano Valve Manufacturing Co., Ltd.	45,000	152,822
#	Oki Electric Cable Co., Ltd.	90,000	184,906
*	OKK Corp.	255,000	364,300
	OKUMA Corp.	618,000	5,160,820
	Okumura Corp.	754,400	2,973,765
	Onoken Co., Ltd.	58,900	506,895
	Organo Corp.	163,000	1,104,074
*	Original Engineering Consultants Co., Ltd.	11,500	18,358
#	OSG Corp.	322,000	4,907,278
	Oyo Corp.	100,900	1,223,939

#	P.S. Mitsubishi Construction Co., Ltd.	76,800	$404,322
	Park24 Co., Ltd.	208,300	2,816,687
#	Pasco Corp.	69,000	265,777
	Pasona Group, Inc.	239	211,015
#	Penta-Ocean Construction Co., Ltd.	1,253,500	4,014,936
	Pilot Corp.	763	1,465,052
	Pronexus, Inc.	133,200	697,861
	Raito Kogyo Co., Ltd.	210,600	1,240,283
#*	Rasa Industries, Ltd.	261,000	399,982
	Rheon Automatic Machinery Co., Ltd.	64,000	163,113
#	Ryobi, Ltd.	581,200	2,218,160
*	Sailor Pen Co., Ltd.	69,000	35,978
	Sakai Heavy Industries, Ltd.	183,000	612,039
*	Sakurada Co., Ltd.	57,000	13,100
#*	Sanix, Inc.	135,300	380,115
	Sanki Engineering Co., Ltd.	340,000	1,838,410
	Sanko Metal Industrial Co., Ltd.	118,000	389,554
*	Sankyo-Tateyama Holdings, Inc.	1,710,000	2,994,594
	Sankyu, Inc.	1,218,000	4,797,062
	Sanritsu Corp.	16,700	114,228
	Sanwa Holdings Corp.	982,000	3,846,740
#	Sanyo Denki Co., Ltd.	210,000	1,292,282
	Sanyo Engineering & Construction, Inc.	48,000	162,970
	Sanyo Industries, Ltd.	77,000	179,121
#	Sasebo Heavy Industries Co., Ltd.	584,000	976,538
*	Sata Construction Co., Ltd.	103,000	100,975
	Sato Holdings Corp.	109,300	1,543,578
	Sato Shoji Corp.	65,300	489,567
#	Sawafuji Electric Co., Ltd.	42,000	129,962
	Secom Joshinetsu Co., Ltd.	33,900	959,811
	Seibu Electric Industry Co., Ltd.	67,000	293,786
	Seika Corp.	285,000	861,180
#*	Seikitokyu Kogyo Co., Ltd.	332,000	266,680
	Seino Holdings Co., Ltd.	375,000	2,723,153
	Sekisui Jushi Co., Ltd.	144,000	1,441,947
#	Senko Co., Ltd.	384,000	1,546,901
	Senshu Electric Co., Ltd.	37,300	526,179
	Shibusawa Warehouse Co., Ltd.	231,000	715,862
	Shibuya Kogyo Co., Ltd.	80,100	895,790
#	Shima Seiki Manufacturing Co., Ltd.	116,800	2,244,533
	Shin Nippon Air Technologies Co., Ltd.	88,780	527,324
	Shin-Keisei Electric Railway Co., Ltd.	174,000	742,680
	Shinmaywa Industries, Ltd.	418,000	2,089,056
	Shinnihon Corp.	194,800	529,470
	Shinsho Corp.	202,000	478,673
	Shinwa Co., Ltd.	2,800	32,548
#	Sho-Bond Corp.	101,600	2,517,479
	Shoko Co., Ltd.	316,000	520,639
#	Showa Aircraft Industry Co., Ltd.	112,000	741,995
#	Sinfonia Technology Co., Ltd.	496,000	1,085,668
	Sintokogio, Ltd.	201,000	2,250,435
#	Soda Nikka Co., Ltd.	67,000	290,612
#	Sodick Co., Ltd.	158,200	872,868
	Sohgo Security Services Co., Ltd.	261,800	3,119,468
	Sotetsu Holdings, Inc.	554,000	1,735,694
	Space Co., Ltd.	73,420	452,787
	Subaru Enterprise Co., Ltd.	59,000	185,646
	Sugimoto & Co., Ltd.	34,100	332,944
	Sumikin Bussan Corp.	147,000	399,328
*	Sumiseki Holdings, Inc.	185,000	218,456
	Sumitomo Densetsu Co., Ltd.	98,100	786,397

#*	Sumitomo Mitsui Construction Co., Ltd.	570,500	$538,681
	Sumitomo Precision Products Co., Ltd.	156,000	928,616
	Sumitomo Warehouse Co., Ltd.	590,000	3,055,307
	Suzuki Metal Industry Co., Ltd.	71,000	148,441
*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,662,355
	Tadano, Ltd.	496,579	3,602,970
	Taihei Dengyo Kaisha, Ltd.	158,000	1,292,042
	Taihei Kogyo Co., Ltd.	256,000	1,395,305
	Taiheiyo Kouhatsu, Inc.	107,000	106,372
	Taikisha, Ltd.	136,700	2,814,052
	Takada Kiko Co., Ltd.	272,000	740,127
	Takano Co., Ltd.	51,100	281,909
#	Takaoka Electric Manufacturing Co., Ltd.	293,000	910,537
#	Takara Printing Co., Ltd.	38,055	292,638
	Takara Standard Co., Ltd.	501,000	3,712,673
#	Takasago Thermal Engineering Co., Ltd.	291,400	2,276,741
#	Takashima & Co., Ltd.	148,000	440,297
	Takigami Steel Construction Co., Ltd.	50,000	150,503
	Takisawa Machine Tool Co., Ltd.	230,000	350,174
#*	Takuma Co., Ltd.	319,000	1,600,689
	Tanseisha Co., Ltd.	76,000	277,927
#	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	1,298,585
	TECHNO ASSOCIE Co., Ltd.	58,400	466,386
	Techno Ryowa, Ltd.	71,390	372,579
	Teikoku Electric Manufacturing Co., Ltd.	31,800	626,066
#	Tekken Corp.	763,000	1,203,346
#	Temp Holdings Co., Ltd.	48,600	458,026
	Teraoka Seisakusho Co., Ltd.	53,600	242,924
	TOA Corp.	780,000	1,526,266
#	TOA ROAD Corp.	155,000	466,975
#*	Tobishima Corp.	460,600	581,881
	Tocalo Co., Ltd.	59,800	1,196,356
	Toda Corp.	984,000	3,306,073
	Toenec Corp.	212,000	1,233,588
#	TOKAI Holdings Corp.	220,900	1,062,952
	Tokai Lease Co., Ltd.	92,000	220,510
#	Toko Electric Corp.	76,000	335,889
	Tokyo Energy & Systems, Inc.	143,000	846,419
#	TOKYO KEIKI, Inc.	278,000	614,614
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	221,308
	Tokyo Sangyo Co., Ltd.	78,000	296,699
#	Tokyu Community Corp.	32,600	1,030,748
	Tokyu Construction Co., Ltd.	118,360	303,078
	Toli Corp.	236,000	507,664
#	Tomoe Corp.	115,500	453,244
	Tomoe Engineering Co., Ltd.	16,200	335,246
	Tonami Holdings Co., Ltd.	331,000	749,784
	Toppan Forms Co., Ltd.	202,900	1,867,545
	Torishima Pump Manufacturing Co., Ltd.	85,800	1,176,656
	Toshiba Machine Co., Ltd.	496,000	2,530,495
#	TOSHIBA PLANT SYSTEMS & SERVICES Corp.	191,450	2,215,317
	Tosho Printing Co., Ltd.	243,000	452,714
	Totetsu Kogyo Co., Ltd.	122,000	1,304,411
#*	Totoku Electric Co., Ltd.	61,000	72,776
#	Toyo Construction Co., Ltd.	1,119,000	1,179,545
	Toyo Electric Manufacturing Co., Ltd.	159,000	629,536
	Toyo Engineering Corp.	581,400	2,792,736
	Toyo Machinery & Metal Co., Ltd.	42,400	122,120
	Toyo Tanso Co., Ltd.	48,700	1,849,934
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	503,841
*	Trancom Co., Ltd.	8,400	165,549

	Trinity Industrial Corp.	56,000	$277,809
	Trusco Nakayama Corp.	98,900	2,023,494
	Tsubakimoto Chain Co., Ltd.	607,700	3,768,020
	Tsubakimoto Kogyo Co., Ltd.	97,000	320,858
#*	Tsudakoma Corp.	181,000	423,476
#	Tsugami Corp.	274,000	3,159,742
	Tsukishima Kikai Co., Ltd.	127,000	1,125,474
	Tsurumi Manufacturing Co., Ltd.	94,000	767,381
#	Tsuzuki Denki Co., Ltd.	75,000	684,391
	TTK Co., Ltd.	62,000	318,711
	Uchida Yoko Co., Ltd.	331,000	1,056,068
#	Ueki Corp.	415,000	996,069
	Union Tool Co., Ltd.	59,700	1,116,377
	Utoc Corp.	92,900	319,479
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,587,528
#	Weathernews, Inc.	26,700	776,959
	Yahagi Construction Co., Ltd.	141,500	740,230
	Yamabiko Corp.	28,782	504,500
	Yamato Corp.	82,000	313,384
	Yamaura Corp.	40,500	114,522
#	Yamazen Co., Ltd.	305,500	2,556,379
	Yasuda Warehouse Co., Ltd. (The)	95,800	621,357
	Yokogawa Bridge Holdings Corp.	139,400	971,583
	Yondenko Corp.	132,800	553,780
	Yuasa Trading Co., Ltd.	810,000	1,414,587
	Yuken Kogyo Co., Ltd.	157,000	341,963
	Yurtec Corp.	256,000	1,373,878
	Yusen Logistics Co., Ltd.	72,800	1,147,535
	Yushin Precision Equipment Co., Ltd.	55,934	1,121,616
Total Industrials			481,238,541

Information Technology — (9.5%)
	A&D Co., Ltd.	40,600	147,942
	Ai Holdings Corp.	189,800	1,008,084
#	Aichi Tokei Denki Co., Ltd.	113,000	432,506
	Aiphone Co., Ltd.	70,900	1,352,422
#	ALLIED TELESIS HOLDINGS K.K.	470,700	481,693
	Alpha Systems, Inc.	32,760	476,744
	Alps Electric Co., Ltd.	744,600	6,624,950
#	Anritsu Corp.	458,000	6,039,408
	AOI Electronic Co., Ltd.	35,200	497,068
*	Apic Yamada Corp.	26,000	40,917
*	Argo Graphics, Inc.	2,600	35,796
	Arisawa Manufacturing Co., Ltd.	103,100	415,205
	Asahi Net, Inc.	47,000	210,266
*	Axell Corp.	9,900	234,372
	CAC Corp.	62,700	550,232
	Canon Electronics, Inc.	97,200	2,499,616
#	Capcom Co., Ltd.	224,800	5,152,259
	Chino Corp.	151,000	427,724
#*	CMK Corp.	263,200	1,478,993
	Computer Engineering & Consulting, Ltd.	61,500	309,490
#	Core Corp.	45,700	393,851
	Cresco, Ltd.	23,200	177,881
	Cybernet Systems Co., Ltd.	85	22,773
#	Cybozu, Inc.	1,221	425,586
*	Daiko Denshi Tsushin, Ltd.	12,000	25,739
	Daito Electron Co., Ltd.	5,900	31,481
#	Daiwabo Holdings Co., Ltd.	837,000	1,873,914
#	Denki Kogyo Co., Ltd.	271,000	1,380,199
	DKK TOA Corp.	31,000	117,938

	DTS Corp.	90,300	$1,184,965
#	Dwango Co., Ltd.	479	695,660
#	eAccess, Ltd.	8,816	1,974,866
	Eizo Nanao Corp.	76,800	1,648,082
#	Elematec Corp.	9,071	134,581
#*	Elna Co., Ltd.	92,000	138,373
#*	EM Systems Co., Ltd.	800	17,559
#	Enplas Corp.	36,200	928,540
	ESPEC Corp.	82,200	774,411
	Excel Co., Ltd.	2,500	24,730
	Faith, Inc.	1,831	222,001
*	FDK Corp.	431,000	461,689
	Fuji Electronics Co., Ltd.	25,200	382,345
#	Fuji Soft, Inc.	100,600	1,934,920
*	Fujitsu Component, Ltd.	139	46,351
	Fujitsu Frontech, Ltd.	77,500	511,972
	Future Architect, Inc.	1,172	497,571
	GMO Internet, Inc.	252,400	1,270,524
	Hakuto Co., Ltd.	73,700	735,398
	Hioki EE Corp.	16,200	312,254
	Hitachi Kokusai Electric, Inc.	249,500	2,301,660
	Hochiki Corp.	97,000	499,324
#	Hokuriku Electric Industry Co., Ltd.	307,000	446,684
	Horiba, Ltd.	169,150	5,838,102
	Hosiden Corp.	262,900	1,929,526
	Icom, Inc.	49,700	1,208,389
*	Ikegami Tsushinki Co., Ltd.	174,000	126,658
	Ines Corp.	202,300	1,619,184
	I-Net Corp.	47,800	287,508
	Information Services International-Dentsu, Ltd.	76,700	619,589
	Innotech Corp.	19,600	140,691
#	Internet Initiative Japan, Inc.	485	1,744,870
#*	Ishii Hyoki Co., Ltd.	23,700	60,991
	IT Holdings Corp.	376,801	4,433,392
	ITC Networks Corp.	62,500	395,167
	ITFOR, Inc.	27,600	102,199
	Iwatsu Electric Co., Ltd.	309,000	295,474
	Japan Aviation Electronics Industry, Ltd.	252,600	2,200,483
#	Japan Cash Machine Co., Ltd.	79,315	767,992
	Japan Digital Laboratory Co., Ltd.	109,700	1,179,902
#	Japan Radio Co., Ltd.	127,000	307,566
#	Jastec Co., Ltd.	61,400	373,857
	JBCC Holdings, Inc.	73,200	488,898
	JFE Systems, Inc.	174	148,784
	JIEC Co., Ltd.	199	224,355
	Kaga Electronics Co., Ltd.	100,400	1,054,034
#	Kakaku.com, Inc.	48,200	1,262,537
	Kanematsu Electronics, Ltd.	83,100	917,431
	Koa Corp.	151,800	1,628,113
#*	Kubotek Corp.	370	99,106
	Kyoden Co., Ltd.	156,900	308,216
	Kyowa Electronic Instruments Co., Ltd.	56,000	181,632
	Macnica, Inc.	50,100	1,218,203
#	Macromill, Inc.	88,600	841,201
	Marubun Corp.	98,500	500,346
#	Maruwa Co., Ltd.	38,400	1,713,782
#	Megachips Corp.	85,000	1,691,085
#*	Meisei Electric Co., Ltd.	307,000	379,527
	Melco Holdings, Inc.	50,000	1,265,887
	Mimasu Semiconductor Industry Co., Ltd.	86,881	832,472
	Miroku Jyoho Service Co., Ltd.	105,000	340,681

*	Mitsui High-Tec, Inc.	131,600	$787,316
	Mitsui Knowledge Industry Co., Ltd.	3,643	622,653
	Mitsumi Electric Co., Ltd.	396,200	3,456,950
*	Moritex Corp.	7,700	29,658
#	Mutoh Holdings Co., Ltd.	160,000	589,277
*	Nagano Japan Radio Co., Ltd.	83,000	121,000
	Nagano Keiki Co., Ltd.	4,100	39,174
#	Nakayo Telecommunications, Inc.	514,000	2,239,508
	NEC Fielding, Ltd.	95,000	1,241,405
	NEC Mobiling, Ltd.	46,800	1,619,481
	Net One Systems Co., Ltd.	398,800	4,886,698
#*	New Japan Radio Co., Ltd.	37,000	106,408
	Nichicon Corp.	270,300	3,288,889
	Nidec Copal Electronics Corp.	46,400	272,996
#	Nidec Sankyo Corp.	191,000	1,154,338
	NIFTY Corp.	262	299,871
	Nihon Dempa Kogyo Co., Ltd.	74,500	1,129,599
#*	Nihon Inter Electronics Corp.	104,700	141,067
	Nihon Unisys, Ltd.	251,575	1,771,101
*	Nippon Avionics Co., Ltd.	78,000	110,979
#	Nippon Ceramic Co., Ltd.	86,600	1,477,215
#	Nippon Chemi-Con Corp.	604,000	2,433,779
	Nippon Systemware Co., Ltd.	27,900	109,679
	Nohmi Bosai, Ltd.	123,000	844,387
	NS Solutions Corp.	79,400	1,541,194
	NSD Co., Ltd.	170,300	1,578,155
#	Obic Business Consultants Co., Ltd.	22,500	1,087,538
#	Okaya Electric Industries Co., Ltd.	73,000	312,840
*	Oki Electric Industry Co., Ltd.	3,097,000	4,734,734
	ONO Sokki Co., Ltd.	103,000	396,685
	Optex Co., Ltd.	30,700	413,028
	Origin Electric Co., Ltd.	116,000	507,536
	Osaki Electric Co., Ltd.	132,000	1,319,136
	Panasonic Electric Works Information Systems Co., Ltd.	13,600	365,027
	Panasonic Electric Works SUNX Co., Ltd.	109,000	558,771
	PCA Corp.	17,500	207,422
#*	Pixela Corp.	18,400	44,153
	Riken Keiki Co., Ltd.	77,500	570,333
	Riso Kagaku Corp.	51,000	844,135
	Roland DG Corp.	54,400	653,552
	Ryoden Trading Co., Ltd.	141,000	852,300
	Ryosan Co., Ltd.	147,500	2,972,825
	Ryoyo Electro Corp.	113,200	1,294,118
#	Sanken Electric Co., Ltd.	496,000	2,378,202
	Sanko Co., Ltd.	21,000	64,645
	Sanshin Electronics Co., Ltd.	139,500	1,178,404
	Satori Electric Co., Ltd.	79,080	478,285
#	Saxa Holdings, Inc.	307,000	690,232
	SCSK Corp.	214,863	3,414,446
#	Shibaura Mechatronics Corp.	142,000	431,734
	Shindengen Electric Manufacturing Co., Ltd.	329,000	1,559,157
	Shinkawa, Ltd.	68,300	392,732
#	Shinko Electric Industries Co., Ltd.	311,900	3,076,062
	Shinko Shoji Co., Ltd.	81,700	714,470
	Shizuki Electric Co., Inc.	103,000	438,573
#	Siix Corp.	79,500	1,228,127
#	Simplex Holdings, Inc.	1,239	407,081
#	SMK Corp.	290,000	1,015,013
	Softbank Technology Corp.	100	1,358
#	So-net Entertainment Corp.	544	1,995,915
	Soshin Electric Co., Ltd.	4,600	20,531

	SRA Holdings, Inc.	49,700	$578,147
	Star Micronics Co., Ltd.	180,700	1,802,303
	Sumida Corp.	61,549	381,111
	Sun-Wa Technos Corp.	9,700	97,509
	Systena Corp.	1,100	815,886
	Tachibana Eletech Co., Ltd.	62,400	579,896
#	Taiyo Yuden Co., Ltd.	479,400	5,172,530
	Tamura Corp.	280,000	780,636
#*	Teac Corp.	351,000	152,900
	Tecmo Koei Holdings Co., Ltd.	150,730	1,199,430
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	315,050
	TKC Corp.	86,800	1,896,053
#*	Toko, Inc.	334,000	1,111,336
	Tokyo Denpa Co., Ltd.	24,900	129,924
#	Tokyo Electron Device, Ltd.	342	619,591
	Tokyo Seimitsu Co., Ltd.	173,900	3,633,989
	Tomen Devices Corp.	2,300	59,052
	Tomen Electronics Corp.	50,600	690,339
#	Topcon Corp.	260,400	1,745,438
	Tose Co., Ltd.	22,100	144,024
	Toshiba TEC Corp.	595,000	2,367,847
	Toukei Computer Co., Ltd.	26,810	342,309
	Towa Corp.	74,500	410,084
	Toyo Corp.	123,700	1,345,674
	Transcosmos, Inc.	122,300	1,882,721
*	UKC Holdings Corp.	3,800	56,276
#*	Ulvac, Inc.	181,700	2,008,804
	Uniden Corp.	377,000	1,521,823
#	Wacom Co., Ltd.	1,632	3,427,474
	XNET Corp.	21	31,687
	Y. A. C. Co., Ltd.	35,800	292,903
*	Yamaichi Electronics Co., Ltd.	75,700	165,254
*	Yaskawa Information Systems Corp.	40,000	85,103
	Yokowo Co., Ltd.	69,500	451,745
#	Zuken, Inc.	94,600	770,681
Total Information Technology			194,314,745

Materials — (9.6%)
	Achilles Corp.	703,000	1,004,890
	Adeka Corp.	380,600	3,630,593
	Agro-Kanesho Co., Ltd.	14,000	78,504
	Aichi Steel Corp.	453,000	2,353,453
#	Alconix Corp.	13,000	314,621
	Arakawa Chemical Industries, Ltd.	67,700	596,561
	Araya Industrial Co., Ltd.	276,000	461,204
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	921,825
	Chuetsu Pulp & Paper Co., Ltd.	568,000	1,256,215
#*	Chugai Mining Co., Ltd.	852,400	226,475
	Chugoku Marine Paints, Ltd.	253,000	1,555,021
*	Chugokukogyo Co., Ltd.	62,000	81,851
#	Chuo Denki Kogyo Co., Ltd.	90,000	477,321
#*	Co-Op Chemical Co., Ltd.	159,000	216,905
#	Dai Nippon Toryo, Ltd.	518,000	604,172
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	510,986
	Daiichi Kogyo Seiyaku Co., Ltd.	141,000	420,699
	Daiken Corp.	401,000	1,390,136
#*	Daiki Aluminium Industry Co., Ltd.	59,000	186,509
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,503,602
#	Daio Paper Corp.	392,500	2,348,280
	Daiso Co., Ltd.	355,000	1,142,030
	DC Co., Ltd.	113,900	457,058

	Dynapac Co., Ltd.	25,000	$72,615
	Earth Chemical Co., Ltd.	56,200	1,994,928
#	Ebara-Udylite Co., Ltd.	5,200	162,752
	FP Corp.	61,200	3,858,543
	Fuji Seal International, Inc.	85,500	1,628,692
	Fujikura Kasei Co., Ltd.	96,500	505,722
#	Fujimi, Inc.	48,300	604,773
*	Fujimori Kogyo Co., Ltd.	4,500	74,548
#	Fumakilla, Ltd.	85,000	335,398
#	Furukawa-Sky Aluminum Corp.	321,000	1,037,182
	Geostar Corp.	38,000	137,556
	Godo Steel, Ltd.	899,000	2,318,630
	Gun Ei Chemical Industry Co., Ltd.	347,000	893,495
	Harima Chemicals, Inc.	73,300	517,752
#	Hodogaya Chemical Co., Ltd.	265,000	888,163
	Hokkan Holdings, Ltd.	283,000	830,690
	Hokko Chemical Industry Co., Ltd.	90,000	268,520
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	5,761,717
*	Hokushin Co., Ltd.	61,400	136,024
	Honshu Chemical Industry Co., Ltd.	35,000	220,222
	Ihara Chemical Industry Co., Ltd.	155,000	614,012
	Ise Chemical Corp.	83,000	474,094
#*	Ishihara Sangyo Kaisha, Ltd.	1,472,500	1,502,202
	Japan Carlit Co., Ltd.	59,800	301,972
	Japan Pure Chemical Co., Ltd.	19	48,991
	JSP Corp.	103,900	1,561,587
#	Kanto Denka Kogyo Co., Ltd.	195,000	723,716
*	Katakura Chikkarin Co., Ltd.	43,000	121,197
	Kawakin Holdings Co., Ltd.	11,000	39,391
	Kawasaki Kasei Chemicals, Ltd.	121,000	164,504
	Koatsu Gas Kogyo Co., Ltd.	163,493	1,004,440
	Kohsoku Corp.	61,900	533,685
	Konishi Co., Ltd.	66,900	919,273
#	Kumiai Chemical Industry Co., Ltd.	233,000	894,211
	Kureha Corp.	594,500	2,869,469
*	Kurimoto, Ltd.	702,000	1,839,959
	Kurosaki Harima Corp.	221,000	714,848
	Kyoei Steel, Ltd.	64,900	1,320,431
	Kyowa Leather Cloth Co., Ltd.	71,700	277,861
	Lintec Corp.	100,400	2,054,767
	MEC Co., Ltd.	63,300	241,176
*	Mitsubishi Paper Mills, Ltd.	1,159,000	1,151,708
	Mitsubishi Steel Manufacturing Co., Ltd.	593,000	2,042,806
	Mitsui Mining & Smelting Co., Ltd.	294,000	836,217
	Mory Industries, Inc.	154,000	553,061
	Nakabayashi Co., Ltd.	181,000	435,666
*	Nakayama Steel Works, Ltd.	639,000	580,955
#	Neturen Co., Ltd.	152,800	1,414,379
	Nichia Steel Works, Ltd.	175,900	443,633
	Nihon Kagaku Sangyo Co., Ltd.	78,000	526,931
	Nihon Nohyaku Co., Ltd.	225,000	1,006,729
	Nihon Parkerizing Co., Ltd.	240,000	3,567,603
	Nihon Seiko Co., Ltd.	18,000	69,280
	Nihon Yamamura Glass Co., Ltd.	490,000	1,197,064
#	Nippon Carbide Industries Co., Inc.	270,000	418,560
#	Nippon Chemical Industrial Co., Ltd.	284,000	490,085
	Nippon Chutetsukan K.K.	50,000	125,377
#	Nippon Chuzo K.K.	111,000	182,074
	Nippon Coke & Engineering Co., Ltd.	943,500	1,437,162
#	Nippon Concrete Industries Co., Ltd.	180,000	592,682
#	Nippon Denko Co., Ltd.	444,000	2,180,402

	Nippon Fine Chemical Co., Ltd.	85,600	$585,357
#	Nippon Kasei Chemical Co., Ltd.	309,000	531,520
#*	Nippon Kinzoku Co., Ltd.	222,000	406,969
	Nippon Koshuha Steel Co., Ltd.	376,000	466,125
	Nippon Light Metal Co., Ltd.	2,362,000	3,793,489
#*	Nippon Metal Industry Co., Ltd.	557,000	516,236
	Nippon Pigment Co., Ltd.	43,000	124,357
	Nippon Pillar Packing Co., Ltd.	83,000	722,030
	Nippon Soda Co., Ltd.	581,000	2,688,563
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,580,446
#	Nippon Valqua Industries, Ltd.	332,000	937,577
*	Nippon Yakin Kogyo Co., Ltd.	509,500	888,422
#*	Nisshin Steel Co., Ltd.	229,000	388,064
	Nittetsu Mining Co., Ltd.	375,000	1,806,550
	Nitto FC Co., Ltd.	72,000	459,708
#	NOF Corp.	728,000	3,550,699
	Ohara, Inc.	4,600	53,629
	Okabe Co., Ltd.	186,900	1,105,049
	Okamoto Industries, Inc.	400,000	1,536,325
	Okura Industrial Co., Ltd.	305,000	937,985
	Osaka Organic Chemical Industry, Ltd.	66,000	360,644
	Osaka Steel Co., Ltd.	77,700	1,544,237
#	Osaka Titanium Technologies Co., Ltd.	74,800	2,881,731
#	Pacific Metals Co., Ltd.	645,000	3,569,095
	Pack Corp. (The)	66,300	1,128,719
	Riken Technos Corp.	197,000	658,088
*	S Science Co., Ltd.	2,704,000	98,066
#	S.T. Chemical Co., Ltd.	77,000	952,865
	Sakai Chemical Industry Co., Ltd.	401,000	1,548,126
	Sakata INX Corp.	196,000	977,755
	Sanyo Chemical Industries, Ltd.	305,000	2,036,916
#	Sanyo Special Steel Co., Ltd.	491,300	2,679,320
	Sekisui Plastics Co., Ltd.	209,000	766,152
	Shikoku Chemicals Corp.	184,000	1,090,462
	Shinagawa Refractories Co., Ltd.	224,000	611,712
	Shin-Etsu Polymer Co., Ltd.	224,100	1,177,059
	Shinko Wire Co., Ltd.	184,000	336,486
	Somar Corp.	43,000	104,063
	Stella Chemifa Corp.	43,600	1,048,274
#	Sumitomo Bakelite Co., Ltd.	659,000	3,487,951
*	Sumitomo Light Metal Industries, Ltd.	2,296,000	2,314,918
	Sumitomo Osaka Cement Co., Ltd.	1,819,000	5,324,025
	Sumitomo Pipe & Tube Co., Ltd.	108,100	1,123,568
	Sumitomo Seika Chemicals Co., Ltd.	223,000	1,039,148
	T. Hasegawa Co., Ltd.	121,300	1,758,478
#	Taisei Lamick Co., Ltd.	19,900	617,450
	Taiyo Holdings Co., Ltd.	74,100	1,992,040
	Takasago International Corp.	356,000	1,680,598
	Takiron Co., Ltd.	304,000	1,113,174
	Tayca Corp.	151,000	539,466
	Tenma Corp.	87,000	1,015,131
#	Titan Kogyo K.K.	93,000	401,729
	Toagosei Co., Ltd.	1,096,000	5,078,140
#	Toda Kogyo Corp.	161,000	1,167,940
#	Toho Titanium Co., Ltd.	141,700	2,254,001
	Toho Zinc Co., Ltd.	576,000	2,619,072
	Tokai Carbon Co., Ltd.	920,000	4,934,995
	Tokushu Tokai Paper Co., Ltd.	501,580	1,152,623
#	Tokuyama Corp.	1,585,000	4,954,128
	Tokyo Ohka Kogyo Co., Ltd.	180,800	4,133,186
#	Tokyo Rope Manufacturing Co., Ltd.	558,000	1,145,341

Tokyo Steel Manufacturing Co., Ltd.	480,500	$4,284,940
Tokyo Tekko Co., Ltd.	35,000	129,751
TOMOEGAWA Co., Ltd.	125,000	274,570
Tomoku Co., Ltd.	294,000	817,594
Topy Industries, Ltd.	817,000	2,557,037
Toyo Ink SC Holdings Co., Ltd.	825,000	3,405,261
Toyo Kohan Co., Ltd.	247,000	1,015,785
TYK Corp.	138,000	344,174
# Ube Material Industries, Ltd.	226,000	687,292
Wood One Co., Ltd.	169,000	740,351
Yodogawa Steel Works, Ltd.	786,500	3,447,017
#* Yuki Gosei Kogyo Co., Ltd.	64,000	191,772
Yushiro Chemical Industry Co., Ltd.	47,100	520,300
Total Materials		196,372,809

Utilities — (0.4%)
Hokkaido Gas Co., Ltd.	210,000	662,313
# Hokuriku Gas Co., Ltd.	99,000	258,148
Okinawa Electric Power Co., Ltd.	66,471	2,751,530
Saibu Gas Co., Ltd.	1,351,000	3,645,240
Shizuoka Gas Co., Ltd.	241,500	1,731,878
Total Utilities		9,049,109
TOTAL COMMON STOCKS		1,737,197,085

RIGHTS/WARRANTS — (0.0%)
* Oak Capital Corp. Warrants 08/31/12	53,135	12,197
* Seven Seas Holdings Co., Ltd. Rights 06/01/12	574,200	76,310
TOTAL RIGHTS/WARRANTS		88,507

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (15.1%)
§@ DFA Short Term Investment Fund	308,000,000	308,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 04/02/12 (Collateralized by FNMA rates ranging from 3.019%(r) to 3.493%(r), maturities ranging from 12/01/39 to 08/01/41, valued at $355,105) to be repurchased at $348,146	$348	348,142
TOTAL SECURITIES LENDING COLLATERAL		308,348,142

TOTAL INVESTMENTS — (100.0%)
(Cost $2,049,791,994)^^		$2,045,633,734

Summary of inputs used to value the Series’ investments as of March 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$397,003,595	—	$397,003,595
Consumer Staples	—	169,394,374	—	169,394,374
Energy	—	17,503,351	—	17,503,351
Financials	—	198,429,152	—	198,429,152
Health Care	—	73,891,409	—	73,891,409
Industrials	—	481,238,541	—	481,238,541
Information Technology	—	194,314,745	—	194,314,745
Materials	—	196,372,809	—	196,372,809
Utilities	—	9,049,109	—	9,049,109
Rights/Warrants	—	88,507	—	88,507
Securities Lending Collateral	—	308,348,142	—	308,348,142

TOTAL	—	$2,045,633,734	—	$2,045,633,734

See accompanying Notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (99.2%)
Consumer Discretionary — (23.0%)
	4imprint Group P.L.C.	96,735	$458,750
*	888 Holdings P.L.C.	374,709	380,789
	Aegis Group P.L.C.	3,314,004	9,790,864
	Aga Rangemaster Group P.L.C.	453,866	644,375
*	Barratt Developments P.L.C.	3,809,758	8,594,223
	Bellway P.L.C.	481,114	6,302,809
*	Berkeley Group Holdings P.L.C. (The)	517,118	10,922,967
*	Betfair Group P.L.C.	67,773	941,138
	Bloomsbury Publishing P.L.C.	271,841	474,261
	Bovis Homes Group P.L.C.	875,787	6,763,653
	Bwin.Party Digital Entertainment P.L.C.	2,344,508	5,818,582
*	Carpetright P.L.C.	176,546	1,937,221
	Carphone Warehouse Group P.L.C.	243,622	594,363
	Centaur Media P.L.C.	556,967	345,423
	Chime Communications P.L.C.	227,852	802,164
	Churchill China P.L.C.	18,500	87,768
	Cineworld Group P.L.C.	138,588	481,533
*	Clinton Cards P.L.C.	740,506	120,120
	Creston P.L.C.	13,626	13,496
	Daily Mail & General Trust P.L.C. Series A	1,081,766	7,819,741
	Debenhams P.L.C.	5,214,069	6,740,741
	Dignity P.L.C.	214,913	2,790,515
*	Dixons Retail P.L.C.	13,230,608	3,948,957
	Domino’s Pizza UK & IRL P.L.C.	339,958	2,408,446
	Dunelm Group P.L.C.	157,955	1,311,236
*	Enterprise Inns P.L.C.	1,930,996	1,822,964
	Euromoney Institutional Investor P.L.C.	292,779	3,537,260
*	Findel P.L.C.	4,998,346	291,672
*	Forminster P.L.C.	43,333	2,599
	French Connection Group P.L.C.	373,475	288,493
	Fuller Smith & Turner P.L.C.	129,026	1,475,928
	Future P.L.C.	1,301,863	260,569
	Games Workshop Group P.L.C.	101,889	932,093
	GKN P.L.C.	3,414,280	11,263,407
	Greene King P.L.C.	1,421,372	11,659,439
	Halfords Group P.L.C.	792,627	3,958,157
	Haynes Publishing Group P.L.C.	14,703	49,173
	Headlam Group P.L.C.	330,383	1,566,993
	Henry Boot P.L.C.	428,212	925,800
#*	HMV Group P.L.C.	1,482,545	106,693
#	Home Retail Group P.L.C.	2,537,902	4,629,593
	Hornby P.L.C.	154,220	233,458
*	Howden Joinery Group P.L.C.	2,054,730	4,088,176
	Huntsworth P.L.C.	854,550	721,912
	Inchcape P.L.C.	1,915,975	11,526,803
	Informa P.L.C.	2,292,105	16,198,751
	ITV P.L.C.	8,448,636	11,950,211
	JD Sports Fashion P.L.C.	120,013	1,526,597
	JD Wetherspoon P.L.C.	462,380	3,042,178
*	JJB Sports P.L.C.	24,720	3,954
	John Menzies P.L.C.	244,534	2,340,448
*	Johnston Press P.L.C.	507,412	53,948
	Kesa Electricals P.L.C.	2,105,278	2,358,120
	Ladbrokes P.L.C.	3,578,739	9,161,214
	Laura Ashley Holdings P.L.C.	1,500,394	569,860
	Lookers P.L.C.	1,097,970	1,097,686
	Low & Bonar P.L.C.	828,300	806,010
	Marston’s P.L.C.	2,308,218	3,622,049

	Mecom Group P.L.C.	274,098	$789,893
	Millennium & Copthorne Hotels P.L.C.	1,048,561	8,057,585
*	Mitchells & Butlers P.L.C.	987,029	4,268,570
	MJ Gleeson Group P.L.C.	195,875	367,090
	Mothercare P.L.C.	342,220	907,269
	N Brown Group P.L.C.	862,304	3,198,913
*	Ocado Group P.L.C.	449,620	821,498
	Pace P.L.C.	1,025,654	1,226,864
*	Pendragon P.L.C.	2,557,216	552,330
	Persimmon P.L.C.	1,177,634	12,070,966
	Photo-Me International P.L.C.	9,168	6,650
*	Punch Taverns P.L.C.	2,380,301	446,232
*	Redrow P.L.C.	1,485,274	3,061,925
	Restaurant Group P.L.C.	786,551	3,725,960
	Rightmove P.L.C.	378,372	8,781,400
	Smiths News P.L.C.	705,619	1,001,149
*	Spirit Pub Co. P.L.C.	2,380,301	2,344,202
*	Sportech P.L.C.	329,794	263,536
*	Sportingbet P.L.C.	143,224	87,023
*	Sports Direct International P.L.C.	670,447	3,095,753
	St. Ives Group P.L.C.	665,998	869,479
*	Stylo P.L.C.	64,096	4,870
*	SuperGroup P.L.C.	82,406	811,508
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	12,262,982	10,113,809
	Ted Baker P.L.C.	149,926	1,963,226
#	Thomas Cook Group P.L.C.	3,076,507	1,107,565
	Timeweave P.L.C.	83,675	30,522
	Topps Tiles P.L.C.	810,881	509,361
*	Torotrak P.L.C.	31,611	20,683
*	Trinity Mirror P.L.C.	1,688,565	1,009,635
	TUI Travel P.L.C.	1,299,691	4,079,760
	UBM P.L.C.	920,989	9,225,576
	UTV Media P.L.C.	230,855	555,532
	Vitec Group P.L.C. (The)	160,303	1,675,027
*	Wagon P.L.C.	237,979	—
	WH Smith P.L.C.	620,413	5,408,216
	Whitbread P.L.C.	87,749	2,587,175
	William Hill P.L.C.	2,894,680	12,099,950
	Wilmington Group P.L.C.	346,234	545,582
#*	Yell Group P.L.C.	7,311,089	437,419
Total Consumer Discretionary			300,696,046

Consumer Staples — (4.0%)
	A.G. Barr P.L.C.	138,582	2,619,027
	Anglo-Eastern Plantations P.L.C.	108,153	1,324,368
	Booker Group P.L.C.	3,417,557	4,607,200
	Britvic P.L.C.	928,016	5,711,786
	Cranswick P.L.C.	202,347	2,604,257
	Dairy Crest Group P.L.C.	565,267	3,012,414
	Devro P.L.C.	660,083	3,217,144
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	482,639	473,529
*	Greencore Group P.L.C.	1,476,557	1,801,623
	Greggs P.L.C.	427,390	3,557,359
	Hilton Food Group, Ltd.	2,827	12,954
*	McBride P.L.C.	832,651	1,638,276
*	Premier Foods P.L.C.	7,951,806	2,065,704
	PZ Cussons P.L.C.	1,287,639	6,169,333
	R.E.A. Holdings P.L.C.	49,523	562,650
	Tate & Lyle P.L.C.	1,074,000	12,112,383
	Thorntons P.L.C.	313,060	131,476
	Young & Co.’s Brewery P.L.C.	26,250	209,093
	Young & Co.’s Brewery P.L.C. Series A	13,436	136,311
Total Consumer Staples			51,966,887

Energy — (4.9%)
*	Afren P.L.C.	3,944,497	$8,433,440
	Anglo Pacific Group P.L.C.	440,799	2,216,595
*	Cadogan Petroleum P.L.C.	110,970	55,255
*	Cairn Energy P.L.C.	176,686	915,184
*	EnQuest P.L.C.	2,263,705	4,565,090
#*	Essar Energy P.L.C.	184,607	459,129
*	Exillon Energy P.L.C.	146,023	395,762
	Fortune Oil P.L.C.	6,170,225	1,010,630
*	Hardy Oil & Gas P.L.C.	74,296	182,238
*	Heritage Oil P.L.C.	653,846	1,510,823
	Hunting P.L.C.	465,881	7,060,483
	James Fisher & Sons P.L.C.	172,090	1,640,291
	JKX Oil & Gas P.L.C.	456,676	1,169,598
	John Wood Group P.L.C.	1,034,385	11,845,850
	Lamprell P.L.C.	586,483	3,219,049
	Melrose Resources P.L.C.	336,039	661,996
*	Premier Oil P.L.C.	1,883,667	11,833,614
*	Salamander Energy P.L.C.	605,065	2,080,410
*	Soco International P.L.C.	897,595	4,250,940
*	UK Coal P.L.C.	1,470,907	391,642
Total Energy			63,898,019

Financials — (12.8%)
	Aberdeen Asset Management P.L.C.	2,820,342	11,595,180
*	Admiral Group P.L.C.	41,331	785,522
	Amlin P.L.C.	1,918,231	10,122,548
	Arbuthnot Banking Group P.L.C.	55,997	404,876
	Ashmore Group P.L.C.	1,032,529	6,072,261
	Beazley P.L.C.	2,130,433	4,754,951
	Brewin Dolphin Holdings P.L.C.	962,833	2,726,655
*	Canaccord Financial, Inc.	42,483	342,728
	Capital & Counties Properties P.L.C.	519,115	1,594,052
*	Capital & Regional P.L.C.	1,493,345	776,599
	Catlin Group, Ltd.	1,357,851	8,826,620
	Charles Stanley Group P.L.C.	126,349	594,584
	Charles Taylor Consulting P.L.C.	139,215	336,917
	Chesnara P.L.C.	350,255	1,064,475
	Close Brothers Group P.L.C.	566,130	7,112,860
	Daejan Holdings P.L.C.	32,436	1,565,264
	Development Securities P.L.C.	460,015	1,173,736
*	DTZ Holdings P.L.C.	224,770	—
	F&C Asset Management P.L.C.	1,990,200	2,129,627
	GlobeOp Financial Services SA	24,996	197,721
	Hansard Global P.L.C.	16,468	38,835
	Hardy Underwriting Group P.L.C.	165,306	731,328
	Hargreaves Lansdown P.L.C.	682,949	5,324,304
	Helical Bar P.L.C.	657,998	1,995,087
	Henderson Group P.L.C.	3,898,443	7,958,169
	Hiscox, Ltd.	1,574,362	9,976,491
	ICAP P.L.C.	485,197	3,049,294
	IG Group Holdings P.L.C.	1,317,769	9,488,286
*	Industrial & Commercial Holdings P.L.C.	5,000	120
	Intermediate Capital Group P.L.C.	597,502	2,767,594
	International Personal Finance P.L.C.	711,644	3,053,063
	Investec P.L.C.	239,236	1,463,746

*	IP Group P.L.C.	586,226	$1,257,253
	Jardine Lloyd Thompson Group P.L.C.	492,564	5,502,338
*	Jupiter Fund Management P.L.C.	324,684	1,263,351
	Lancashire Holdings, Ltd.	566,254	7,113,621
*	Liontrust Asset Management P.L.C.	129,935	255,877
	London Stock Exchange Group P.L.C.	579,642	9,593,102
	LSL Property Services P.L.C.	139,150	611,164
*	MWB Group Holdings P.L.C.	379,622	49,348
	Novae Group P.L.C.	212,950	1,226,313
	Phoenix Group Holdings P.L.C.	51,333	464,125
	Provident Financial P.L.C.	499,581	9,159,927
*	Puma Brandenburg, Ltd. Class A	1,193,004	95,410
*	Puma Brandenburg, Ltd. Class B	1,193,004	39,690
*	Quintain Estates & Development P.L.C.	1,276,465	786,436
	Rathbone Brothers P.L.C.	165,692	3,378,787
*	Raven Russia, Ltd.	219,459	225,454
	S&U P.L.C.	21,140	258,655
	Safestore Holdings P.L.C.	489,708	924,430
	Savills P.L.C.	543,867	3,305,177
	Shore Capital Group, Ltd.	987,751	292,174
	St. James’s Place P.L.C.	791,622	4,476,088
	St. Modwen Properties P.L.C.	630,419	1,865,378
	Tullett Prebon P.L.C.	882,420	4,941,487
	Unite Group P.L.C.	665,867	2,099,176
*	Waterloo Investment Holdings, Ltd.	5,979	669
Total Financials			167,208,923

Health Care — (1.8%)
*	Alizyme P.L.C.	660,805	—
	Assura Group, Ltd.	55,851	27,404
	Bioquell P.L.C.	90,893	181,700
*	BTG P.L.C.	1,172,286	6,259,076
	Consort Medical P.L.C.	116,271	1,167,807
	Corin Group P.L.C.	126,637	81,037
	Dechra Pharmaceuticals P.L.C.	245,802	1,923,228
	Genus P.L.C.	222,601	4,539,378
	Hikma Pharmaceuticals P.L.C.	542,990	5,897,135
*	Optos P.L.C.	51,912	214,524
*	Oxford Biomedica P.L.C.	2,821,652	139,877
*	Renovo Group P.L.C.	87,461	22,835
*	Southern Cross Healthcare P.L.C.	191,826	—
	Synergy Health P.L.C.	196,311	2,665,275
*	Vectura Group P.L.C.	1,369,461	1,188,510
Total Health Care			24,307,786

Industrials — (29.4%)
*	AEA Technology Group P.L.C.	539,970	2,316
	Air Partner P.L.C.	37,086	158,534
	Alumasc Group P.L.C.	124,366	157,165
	Ashtead Group P.L.C.	2,124,586	8,751,175
*	Autologic Holdings P.L.C.	80,000	16,332
	Avon Rubber P.L.C.	26,928	125,341
	Babcock International Group P.L.C.	1,446,405	18,449,354
	Balfour Beatty P.L.C.	2,850,059	12,994,335
	BBA Aviation P.L.C.	2,792,163	9,566,620
	Berendsen P.L.C.	715,877	5,978,090
	Bodycote P.L.C.	1,253,236	7,745,782
	Braemar Shipping Services P.L.C.	81,108	528,699
	Brammer P.L.C.	200,053	1,086,121
	Bunzl P.L.C.	227,489	3,658,409
	Camellia P.L.C.	2,481	382,758

	Cape P.L.C.	328,256	$2,233,729
	Carillion P.L.C.	1,787,034	8,530,159
	Carr’s Milling Industries P.L.C.	35,330	445,721
	Castings P.L.C.	162,757	801,055
	Chemring Group P.L.C.	783,476	5,112,127
	Clarkson P.L.C.	61,518	1,294,417
	Cobham P.L.C.	3,906,025	14,326,907
	Communisis P.L.C.	561,133	314,411
*	Connaught P.L.C.	307,612	—
	Cookson Group P.L.C.	1,142,420	12,618,091
	Costain Group P.L.C.	139,449	490,149
	De La Rue P.L.C.	395,446	5,696,568
	easyJet P.L.C.	633,080	4,923,982
*	Eleco P.L.C.	80,000	12,364
	Fenner P.L.C.	719,811	4,990,739
	Firstgroup P.L.C.	1,795,903	6,813,536
	Galliford Try P.L.C.	234,108	2,338,189
	Go-Ahead Group P.L.C.	175,277	3,494,285
*	Hampson Industries P.L.C.	712,146	57,017
	Harvey Nash Group P.L.C.	8,623	8,085
	Hays P.L.C.	5,445,665	7,368,264
*	Helphire P.L.C.	956,560	28,726
	Hogg Robinson Group P.L.C.	184,500	207,446
	Homeserve P.L.C.	1,162,452	4,342,867
	Hyder Consulting P.L.C.	171,164	1,131,266
	IMI P.L.C.	1,016,818	15,811,268
*	Impellam Group P.L.C.	34,877	193,099
	Interserve P.L.C.	534,834	2,487,743
	Intertek Group P.L.C.	456,070	18,323,601
	Invensys P.L.C.	2,433,434	7,750,619
	ITE Group P.L.C.	1,059,501	3,762,334
	J. Smart & Co. (Contractors) P.L.C.	112,500	138,596
	Keller Group P.L.C.	276,404	1,952,423
	Kier Group P.L.C.	158,245	2,863,212
	Latchways P.L.C.	36,248	614,894
	Lavendon Group P.L.C.	505,550	979,764
	Management Consulting Group P.L.C.	1,290,496	805,189
	Mears Group P.L.C.	222,233	909,425
	Meggitt P.L.C.	2,409,961	15,582,966
	Melrose P.L.C.	1,583,124	10,711,375
	Michael Page International P.L.C.	1,310,832	10,092,731
	Mitie Group P.L.C.	1,286,774	5,753,793
	Morgan Crucible Co. P.L.C.	1,269,032	6,539,038
	Morgan Sindall P.L.C.	169,608	1,839,838
*	Mouchel Group P.L.C.	434,192	64,441
	National Express Group P.L.C.	1,701,575	6,555,745
*	Northgate P.L.C.	473,070	1,596,567
	PayPoint P.L.C.	118,327	1,176,318
	Qinetiq P.L.C.	2,578,807	6,569,286
	Regus P.L.C.	3,337,697	6,074,606
*	Renold P.L.C.	76,071	44,414
*	Rentokil Initial P.L.C.	6,788,052	9,288,246
	Ricardo P.L.C.	217,815	1,254,225
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,520,405
	Rotork P.L.C.	366,679	12,024,463
	RPS Group P.L.C.	843,448	3,203,988
	Senior P.L.C.	1,762,689	5,638,863
	Severfield-Rowen P.L.C.	371,550	1,070,359
	Shanks Group P.L.C.	1,786,148	2,826,688
	SIG P.L.C.	2,159,101	4,057,719

	Speedy Hire P.L.C.	1,274,296	$561,640
	Spirax-Sarco Engineering P.L.C.	320,648	10,719,642
	Stagecoach Group P.L.C.	1,718,521	7,011,586
	Sthree P.L.C.	330,670	1,773,416
	T. Clarke P.L.C.	147,457	122,057
	Tarsus Group P.L.C.	212,372	512,000
	Travis Perkins P.L.C.	922,110	15,934,284
	Tribal Group P.L.C.	136,644	166,145
*	Trifast P.L.C.	359,985	263,776
	UK Mail Group P.L.C.	197,261	770,863
	Ultra Electronics Holdings P.L.C.	285,303	7,986,495
	Umeco P.L.C.	196,406	1,220,080
	Volex P.L.C.	229,354	944,916
	Vp P.L.C.	167,297	673,301
*	Wincanton P.L.C.	479,763	534,929
	WS Atkins P.L.C.	501,683	5,898,652
	WSP Group P.L.C.	276,589	1,120,899
#	XP Power, Ltd.	73,546	1,326,528
Total Industrials			384,800,581

Information Technology — (10.8%)
	Acal P.L.C.	104,729	360,570
	Anite P.L.C.	1,166,924	2,345,455
	Aveva Group P.L.C.	289,692	7,688,705
	Computacenter P.L.C.	446,179	3,152,324
	CSR P.L.C.	774,132	2,842,479
	Dialight P.L.C.	111,362	1,639,181
	Diploma P.L.C.	487,042	3,506,096
	Domino Printing Sciences P.L.C.	460,263	4,109,748
	E2V Technologies P.L.C.	386,890	755,859
	Electrocomponents P.L.C.	1,730,514	6,873,277
	Fidessa Group P.L.C.	138,383	3,663,847
	Halma P.L.C.	1,549,740	9,438,215
*	Imagination Technologies Group P.L.C.	961,901	10,523,370
*	Innovation Group P.L.C.	3,208,091	1,028,337
	Kewill P.L.C.	368,863	451,006
*	Kofax P.L.C.	317,667	1,556,467
	Laird P.L.C.	917,292	3,156,695
	Logica P.L.C.	6,339,968	10,101,670
	Micro Focus International P.L.C.	527,977	3,991,032
*	Misys P.L.C.	1,604,251	9,194,670
	Moneysupermarket.com Group P.L.C.	510,558	1,035,465
	NCC Group P.L.C.	6,988	100,676
	Oxford Instruments P.L.C.	217,414	4,224,794
	Phoenix IT Group, Ltd.	204,552	637,427
	Premier Farnell P.L.C.	1,467,203	5,050,791
	Psion P.L.C.	500,223	480,515
	PV Crystalox Solar P.L.C.	956,033	71,290
	Renishaw P.L.C.	188,423	4,026,002
	RM P.L.C.	363,499	450,454
	SDL P.L.C.	341,666	4,046,598
	Spectris P.L.C.	515,234	14,865,830
	Spirent Communications P.L.C.	2,633,737	6,760,613
*	Telecity Group P.L.C.	656,917	7,747,037
	TT electronics P.L.C.	643,621	1,675,521
	Vislink P.L.C.	274,226	138,906
*	Wolfson Microelectronics P.L.C.	504,759	1,513,680
	Xaar P.L.C.	251,590	965,689
*	Xchanging P.L.C.	730,123	1,108,026
Total Information Technology			141,278,317

Materials — (7.8%)
	African Barrick Gold, Ltd.	336,355	$2,067,777
*	Allied Gold Mining P.L.C.	33,311	63,355
	British Polythene Industries P.L.C.	102,332	562,691
	Carclo P.L.C.	216,209	1,280,326
*	Centamin P.L.C.	3,135,155	3,455,722
	Croda International P.L.C.	508,309	17,119,653
	DS Smith P.L.C.	4,475,611	12,825,026
	Elementis P.L.C.	1,966,934	5,806,206
	Ferrexpo P.L.C.	888,830	4,348,138
	Filtrona P.L.C.	770,088	5,855,642
*	Gem Diamonds, Ltd.	424,075	1,855,804
	Hill & Smith Holdings P.L.C.	289,876	1,553,655
#	Hochschild Mining P.L.C.	647,638	4,816,118
*	International Ferro Metals, Ltd.	423,652	108,724
*	Inveresk P.L.C.	125,000	—
	Lonmin P.L.C.	215,607	3,530,618
	Marshalls P.L.C.	722,366	1,133,126
	Mondi P.L.C.	1,236,260	11,676,137
*	Namakwa Diamonds, Ltd.	6,057	513
	New World Resources P.L.C. Series A	132,319	904,562
	Petropavlovsk P.L.C.	646,643	5,772,020
	Porvair P.L.C.	146,460	259,146
	RPC Group P.L.C.	647,744	3,812,426
#*	Talvivaara Mining Co. P.L.C.	418,283	1,612,911
	Victrex P.L.C.	340,523	7,351,775
	Yule Catto & Co. P.L.C.	962,661	3,817,642
	Zotefoams P.L.C.	96,852	284,451
Total Materials			101,874,164

Telecommunication Services — (2.4%)
	Cable & Wireless Communications P.L.C.	9,400,024	4,859,874
	Cable & Wireless Worldwide P.L.C.	6,594,754	3,587,660
*	Colt Group SA	1,287,437	2,159,277
	Inmarsat P.L.C.	1,573,932	11,602,546
	Kcom Group P.L.C.	2,643,350	3,107,973
	TalkTalk Telecom Group P.L.C.	1,776,431	3,878,058
	Telecom Plus P.L.C.	265,603	2,936,771
Total Telecommunication Services			32,132,159

Utilities — (2.3%)
	Dee Valley Group P.L.C.	12,109	258,528
	Drax Group P.L.C.	1,492,564	12,997,585
	Pennon Group P.L.C.	1,434,955	16,330,873
Total Utilities			29,586,986
TOTAL COMMON STOCKS			1,297,749,868
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	R.E.A. Holdings P.L.C.	5,414	9,588
RIGHTS/WARRANTS — (0.0%)
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS			—

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (0.8%)
§@ DFA Short Term Investment Fund	9,000,000	$9,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 04/02/12 (Collateralized
by FNMA rates ranging from 3.019%(r) to 3.493%(r), maturities ranging from 12/01/39
to 08/01/41, valued at $953,361) to be repurchased at $934,680	$935	934,668

TOTAL SECURITIES LENDING COLLATERAL		9,934,668
TOTAL INVESTMENTS — (100.0%)
(Cost $1,141,688,337)^^		$1,307,694,124

Summary of inputs used to value the Series’ investments as of March 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$57,902	$300,638,144	—	$300,696,046
Consumer Staples	209,093	51,757,794	—	51,966,887
Energy	—	63,898,019	—	63,898,019
Financials	—	167,208,923	—	167,208,923
Health Care	—	24,307,786	—	24,307,786
Industrials	—	384,800,581	—	384,800,581
Information Technology	—	141,278,317	—	141,278,317
Materials	—	101,874,164	—	101,874,164
Telecommunication Services	—	32,132,159	—	32,132,159
Utilities	—	29,586,986	—	29,586,986
Preferred Stocks
Consumer Staples	—	9,588	—	9,588
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	9,934,668	—	9,934,668
TOTAL	$266,995	$1,307,427,129	—	$1,307,694,124

See accompanying Notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.7%)
AUSTRALIA — (53.7%)
*	AAT Corp., Ltd.	9,992	$—
#*	ABM Resources NL	4,447,721	224,585
*	Acacia Coal, Ltd.	1,958,775	91,320
*	A-Cap Resources, Ltd.	332,583	72,162
*	Acer Energy, Ltd.	229,729	57,855
#	Acrux, Ltd.	703,625	2,907,910
	Adelaide Brighton, Ltd.	1,932,792	5,820,675
#	Aditya Birla Minerals, Ltd.	878,000	650,860
*	ADX Energy, Ltd.	473,905	43,237
*	AED Oil, Ltd.	363,401	—
#*	Ainsworth Game Technology, Ltd.	326,556	540,944
*	AJ Lucas Group, Ltd.	317,969	365,599
*	Alchemia, Ltd.	724,903	384,395
#	Alesco Corp., Ltd.	457,971	763,341
#*	Alkane Resources, Ltd.	1,080,154	1,640,768
#*	Alliance Resources, Ltd.	444,483	127,109
*	Allied Gold Mining P.L.C.	10,624	19,788
*	Altona Mining, Ltd.	1,108,169	333,037
*	Amadeus Energy, Ltd.	819,137	186,522
#	Amalgamated Holdings, Ltd.	462,896	2,970,999
#	Amcom Telecommunications, Ltd.	532,698	618,758
#*	Ampella Mining, Ltd.	225,174	234,197
	Ansell, Ltd.	503,479	7,773,496
#*	Antares Energy, Ltd.	937,175	486,133
	AP Eagers, Ltd.	44,147	613,001
#	APA Group, Ltd.	23,952	126,842
#*	Apex Minerals NL	3,458,027	7,164
#	APN News & Media, Ltd.	2,032,202	1,902,254
#*	Aquarius Platinum, Ltd.	1,473,201	3,425,390
#*	Arafura Resources, Ltd.	1,093,749	350,840
#	ARB Corp., Ltd.	347,600	3,314,402
	Ariadne Australia, Ltd.	267,324	100,942
#	Aristocrat Leisure, Ltd.	2,545,489	7,950,435
#	ASG Group, Ltd.	416,564	359,119
#*	Aspire Mining, Ltd.	902,429	285,497
*	Astron, Ltd.	87,221	252,502
#*	Atlantic, Ltd.	238,482	156,671
#*	Aurora Oil & Gas, Ltd.	1,265,748	4,985,330
	Ausdrill, Ltd.	1,466,628	6,417,563
#	Ausenco, Ltd.	233,414	1,053,670
#*	Ausgold, Ltd.	52,096	47,139
	Austal, Ltd.	581,980	1,134,807
#*	Austar United Communications, Ltd.	2,887,442	4,339,168
	Austbrokers Holdings, Ltd.	93,893	656,541
	Austin Engineering, Ltd.	186,247	972,177
*	Austpac Resources NL	2,524,951	96,651
*	Australian Agricultural Co., Ltd.	923,263	1,251,256
	Australian Infrastructure Fund NL	3,606,473	8,521,424
	Australian Pharmaceutical Industries, Ltd.	5,528,865	1,775,046
	Australian Worldwide Exploration, Ltd.	2,111,897	4,377,627
	Automotive Holdings Group NL	584,102	1,443,691
#*	Avanco Resources, Ltd.	2,010,636	197,762
#	AVJennings, Ltd.	5,185,036	1,884,630
*	Azimuth Resources, Ltd.	398,859	285,636
#*	Azumah Resources, Ltd.	737,953	213,438
*	Ballarat South Gold, Ltd.	1,996	—
#*	Bandanna Energy, Ltd.	622,869	498,585
#	Bank of Queensland, Ltd.	664,131	5,026,345

*	Bank of Queensland, Ltd.	37,041	$279,326
#*	Bannerman Resources, Ltd.	332,217	74,472
#*	BC Iron, Ltd.	256,150	790,555
	Beach Energy, Ltd. (6088204)	4,853,816	7,395,275
*	Beach Energy, Ltd. (B79MWT8)	606,430	923,411
#*	Beadell Resources, Ltd.	1,500,515	1,047,360
#*	Berkeley Resources, Ltd.	434,006	156,322
	Beyond International, Ltd.	61,256	42,830
#	Billabong International, Ltd.	843,248	2,438,012
#*	Bionomics, Ltd.	294,954	147,019
*	Biota Holdings, Ltd.	1,027,571	1,068,307
*	Bisalloy Steel Group, Ltd.	93,800	157,659
#	Blackmores, Ltd.	76,842	2,194,814
*	BlueScope Steel, Ltd.	13,446,558	5,527,804
	Boart Longyear Group	2,638,658	11,429,915
*	Boom Logistics, Ltd.	503,729	148,526
*	Boulder Steel, Ltd.	1,667,795	79,454
	Bradken, Ltd.	1,022,589	9,083,383
#	Breville Group, Ltd.	598,466	2,618,280
	Brickworks, Ltd.	132,797	1,481,398
*	Brockman Resources, Ltd.	10,283	26,722
	BSA, Ltd.	642,847	166,477
	BT Investment Management, Ltd.	193,869	444,713
*	Buccaneer Energy, Ltd.	2,842,486	184,142
#*	Buru Energy, Ltd.	322,583	1,083,315
	Cabcharge Australia, Ltd.	560,843	3,511,824
	Calliden Group, Ltd.	633,393	75,715
	Campbell Brothers, Ltd.	28,956	2,024,433
#*	Cape Lambert Resources, Ltd.	373,413	207,632
*	Cape Range Wireless, Ltd.	7,260	—
#*	Capral, Ltd.	58,499	10,345
#	Cardno, Ltd.	432,969	3,127,974
#*	Carnarvon Petroleum, Ltd.	3,885,525	526,545
*	Carnegie Wave Energy, Ltd.	1,008,948	43,973
#	carsales.com, Ltd.	1,220,399	7,031,336
#	Cash Converters International, Ltd.	1,180,931	811,877
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	113,012	440,976
*	Centaurus Metals, Ltd.	143,557	80,198
*	Central Petroleum, Ltd.	1,759,865	192,280
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrex Metals, Ltd.	51,889	15,040
#*	Ceramic Fuel Cells, Ltd.	4,248,715	401,458
#*	Cerro Resources NL	1,961,035	235,719
#*	CGA Mining, Ltd.	10,124	19,418
#*	Chalice Gold Mines, Ltd.	320,684	82,905
	Challenger, Ltd.	198,545	781,952
	Chandler Macleod Group, Ltd.	338,118	158,621
*	Chemeq, Ltd.	166,742	—
*	ChemGenex Pharmaceuticals, Ltd.	115,291	2,986
*	Chesser Resources, Ltd.	156,921	102,192
#*	Citigold Corp., Ltd.	3,765,806	257,791
#	Clarius Group, Ltd.	1,126,662	496,047
#*	Clinuvel Pharmaceuticals, Ltd.	118,435	219,540
#	Clough, Ltd.	1,527,345	1,332,280
	Clover Corp., Ltd.	269,348	100,697
*	CO2 Group, Ltd.	844,559	144,833
#*	Coal of Africa, Ltd.	668,800	641,739
#*	Coalspur Mines, Ltd.	1,239,823	2,119,552
#*	Cobar Consolidated Resources, Ltd.	112,626	84,694
#*	Cockatoo Coal, Ltd.	3,318,970	1,309,864

	Codan, Ltd.	156,399	$200,657
*	Coffey International, Ltd.	1,048,636	721,105
	Collection House, Ltd.	1,848,079	1,572,865
*	Comet Ridge, Ltd.	65,567	7,801
#	Consolidated Media Holdings, Ltd.	1,276,820	3,857,434
*	Continental Coal, Ltd.	1,151,645	255,173
*	Cooper Energy, Ltd.	336,842	228,740
	Coventry Group, Ltd.	144,778	422,780
#	Credit Corp. Group, Ltd.	110,382	668,903
*	Crusader Resources, Ltd.	155,861	145,726
#	CSG, Ltd.	674,612	448,578
	CSR, Ltd.	2,491,176	4,652,363
	CTI Logistics, Ltd.	6,000	9,136
#*	Cudeco, Ltd.	399,317	1,439,745
#*	Cue Energy Resources, Ltd.	1,293,976	391,224
#	Customers, Ltd.	494,648	472,136
#*	Data#3, Ltd.	279,584	322,050
#	David Jones, Ltd.	3,152,271	7,915,451
	Decmil Group, Ltd.	558,190	1,640,276
*	Deep Yellow, Ltd.	850,894	92,733
#*	Devine, Ltd.	497,498	356,165
#*	Discovery Metals, Ltd.	1,249,162	2,069,892
	Domino’s Pizza Enterprises, Ltd.	14,892	140,675
*	Downer EDI, Ltd.	1,857,964	7,764,069
*	Dragon Mining, Ltd.	170,143	167,699
#*	Drillsearch Energy, Ltd.	1,255,035	2,000,864
	DUET Group, Ltd.	4,637,733	8,754,597
#	DuluxGroup, Ltd.	2,167,142	6,704,603
#	DWS, Ltd.	269,937	399,321
#*	Dyesol, Ltd.	383,671	75,458
#*	Elders, Ltd.	1,419,921	339,520
#*	Elemental Minerals, Ltd.	388,188	474,538
*	Ellect Holdings, Ltd.	482	—
	Emeco Holdings, Ltd.	2,172,998	2,435,513
*	Empire Oil & Gas NL	150,000	3,118
*	Endeavour Mining Corp.	353,233	812,291
#*	Energy Resources of Australia, Ltd.	638,803	856,345
#*	Energy World Corp., Ltd.	4,025,738	3,276,287
*	Engenco, Ltd.	22,880	20,936
*	Entek Energy, Ltd.	279,978	40,516
#	Envestra, Ltd.	5,191,364	4,167,251
#*	Equatorial Resources, Ltd.	176,571	488,582
*	Eureka Energy, Ltd.	148,557	58,942
	Euroz, Ltd.	77,320	109,876
*	Evolution Mining, Ltd.	1,644,550	2,966,835
#	Exco Resources, Ltd.	429,909	80,131
*	Extract Resources, Ltd.	262,940	2,307,226
#*	Fairfax Media, Ltd.	966,761	727,719
	Fantastic Holdings, Ltd.	355,613	939,054
#*	FAR, Ltd.	7,350,877	367,717
	Finbar Group, Ltd.	58,051	57,696
*	Finders Resources, Ltd.	7,442	3,008
	FKP Property Group, Ltd.	3,169,733	1,626,935
#	Fleetwood Corp., Ltd.	304,802	3,883,306
	FlexiGroup, Ltd.	597,372	1,427,250
#	Flight Centre, Ltd.	192,954	4,397,277
*	Flinders Mines, Ltd.	6,909,293	2,154,091
*	Focus Minerals, Ltd.	19,167,915	1,010,406
*	Forest Enterprises Australia, Ltd.	2,849,173	—
#	Forge Group, Ltd.	252,731	1,772,392
*	Forte Energy NL	1,036,232	53,264

	G8 Education, Ltd.	69,051	$64,507
#*	Galaxy Resources, Ltd.	760,450	697,126
	Gazal Corp., Ltd.	104,542	192,215
#*	Geodynamics, Ltd.	1,015,653	173,570
#*	Gindalbie Metals, Ltd.	2,600,255	1,676,285
*	Global Construction Services, Ltd.	1,832	2,958
*	Gloucester Coal, Ltd.	232,730	1,964,720
#*	Gold Road Resources, Ltd.	141,504	44,018
#*	Golden Rim Resources, Ltd.	722,577	146,997
#	Goodman Fielder, Ltd.	8,296,037	5,884,051
	GrainCorp, Ltd.	759,612	7,146,667
#	Grange Resources, Ltd.	1,245,669	862,598
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	711,078	332,238
#*	Gryphon Minerals, Ltd.	1,646,536	1,836,848
#	GUD Holdings, Ltd.	450,925	3,845,369
*	Gujarat NRE Coking Coal, Ltd.	119,865	21,013
#*	Gunns, Ltd.	2,872,620	476,097
#	GWA Group, Ltd.	1,206,755	2,688,192
*	Hastie Group, Ltd.	81,042	22,124
#*	Havilah Resources NL	258,836	167,519
	HFA Holdings, Ltd.	235,865	222,807
	HGL, Ltd.	102,586	91,764
#*	Highlands Pacific, Ltd.	2,651,500	484,315
#*	Hillgrove Resources, Ltd.	909,242	235,864
#	Hills Holdings, Ltd.	994,619	1,105,768
#*	Horizon Oil, Ltd.	4,402,775	1,461,398
*	Hutchison Telecommunications Australia, Ltd.	6,443,844	327,548
#*	Icon Energy, Ltd.	1,299,046	404,308
*	IDM International, Ltd.	23,969	3,104
#	iiNet, Ltd.	662,433	2,081,471
	Imdex, Ltd.	1,061,080	3,358,718
#	IMF Australia, Ltd.	314,016	445,412
*	IMX Resources, Ltd.	594,082	212,904
#	Independence Group NL	1,024,848	4,213,207
*	Indo Mines, Ltd.	81,968	23,758
*	Indophil Resources NL	3,118,946	1,392,045
	Industrea, Ltd.	1,462,998	1,549,850
#*	Infigen Energy, Ltd.	1,652,329	409,887
	Infomedia, Ltd.	1,458,074	309,215
*	Integra Mining, Ltd.	3,247,208	1,735,648
	Integrated Research, Ltd.	261,513	168,721
#*	Intrepid Mines, Ltd.	1,794,707	1,359,532
#	Invocare, Ltd.	633,106	5,259,491
	IOOF Holdings, Ltd.	1,074,600	6,437,449
	Iress Market Technology, Ltd.	603,773	4,378,287
#*	Iron Ore Holdings, Ltd.	336,216	544,084
#*	Ivanhoe Australia, Ltd.	396,947	625,501
#	JB Hi-Fi, Ltd.	582,072	6,612,857
#*	Jupiter Mines, Ltd.	465,443	104,254
#	K&S Corp., Ltd.	220,226	262,291
#*	Kagara, Ltd.	1,945,393	343,502
#*	Kangaroo Resources, Ltd.	2,874,627	401,771
*	Karoon Gas Australia, Ltd.	667,086	4,511,431
#*	Kasbah Resources, Ltd.	478,599	161,714
*	KBL Mining, Ltd.	204,110	42,116
#	Kingsgate Consolidated, Ltd.	770,040	5,112,835
#*	Kingsrose Mining, Ltd.	676,838	951,200
*	Lednium, Ltd.	195,019	16,161
*	Linc Energy, Ltd.	1,497,847	1,786,615
#*	Liquefied Natural Gas, Ltd.	595,144	296,170

	Little World Beverages, Ltd.	502	$1,938
#	Lycopodium, Ltd.	56,126	428,763
#	M2 Telecommunications Group, Ltd.	428,551	1,607,717
#*	MacMahon Holdings, Ltd.	3,174,294	2,832,424
#*	Macmin Silver, Ltd.	3,766,593	300,730
*	Macquarie Atlas Roads Group NL	953,568	1,684,045
	Macquarie Telecom Group, Ltd.	35,019	352,566
*	Manhattan Corp., Ltd.	7,972	2,292
#*	Marengo Mining, Ltd.	1,428,204	363,599
#	Matrix Composites & Engineering, Ltd.	152,864	566,119
	MaxiTRANS Industries, Ltd.	942,578	507,146
	Mayne Pharma Group, Ltd.	205,191	64,059
	McGuigan Simeon Wines, Ltd.	2,437,348	872,080
#	McMillan Shakespeare, Ltd.	235,687	2,695,576
	McPherson’s, Ltd. (6542056)	303,441	664,552
*	McPherson’s, Ltd. (B5Q2YV3)	75,860	—
#	Medusa Mining, Ltd.	844,923	4,402,606
	Melbourne IT, Ltd.	440,506	766,618
#*	MEO Australia, Ltd.	681,039	236,900
#	Mermaid Marine Australia, Ltd.	1,078,616	3,647,643
#*	Mesoblast, Ltd.	169,618	1,382,839
*	Metals X, Ltd.	173,131	41,982
*	Metgasco, Ltd.	667,052	246,102
*	Metminco, Ltd.	1,879,249	283,093
*	MetroCoal, Ltd.	68,725	29,177
#*	MHM Metals, Ltd.	287,217	207,792
#	Mincor Resources NL	990,706	699,473
#*	Minemakers, Ltd.	113,803	31,260
#*	Mineral Deposits, Ltd.	293,547	1,912,550
	Mineral Resources, Ltd.	377,669	4,745,450
#*	Mirabela Nickel, Ltd.	1,667,561	980,445
#*	Molopo Energy, Ltd.	1,186,993	808,207
*	Moly Mines, Ltd.	25,253	7,627
#	Monadelphous Group, Ltd.	319,624	7,931,963
*	Morning Star Gold NL	332,749	70,391
#	Mortgage Choice, Ltd.	631,109	855,200
#	Mount Gibson Iron, Ltd.	2,984,310	3,468,458
#*	Murchison Metals, Ltd.	1,229,022	592,958
#	Myer Holdings, Ltd.	3,564,925	8,673,820
	MyState, Ltd.	27,303	93,205
*	Nanosonics, Ltd.	259,364	145,587
	National Can Industries, Ltd.	97,017	180,891
#*	Navigator Resources, Ltd.	1,876,284	25,488
#	Navitas, Ltd.	1,189,617	4,385,968
#*	New Guinea Energy, Ltd.	359,345	20,834
*	NewSat, Ltd.	247,558	152,540
#*	Nexbis, Ltd.	580,630	55,968
#*	Nexus Energy, Ltd.	4,998,176	1,147,823
#	NIB Holdings, Ltd.	632,991	975,490
#*	Nido Petroleum, Ltd.	6,093,154	400,083
#*	Noble Mineral Resources, Ltd.	859,168	366,651
	Norfolk Group, Ltd.	319,269	422,697
*	North Australian Diamonds, Ltd.	16,663	4,281
#*	Northern Iron, Ltd.	563,191	560,487
*	Northern Star Resources, Ltd.	1,209,501	1,074,144
*	Norton Gold Fields, Ltd.	561,526	107,607
	NRW Holdings, Ltd.	1,174,775	5,071,722
#*	NuCoal Resources, Ltd.	429,538	150,454
*	Nufarm, Ltd.	811,497	4,050,701
#	Oakton, Ltd.	378,695	493,110
#*	Oilex, Ltd.	247,428	72,777

*	OneSteel, Ltd.	5,331,312	$6,887,094
#*	Orocobre, Ltd.	257,530	498,337
#	OrotonGroup, Ltd.	89,607	774,025
*	Otto Energy, Ltd.	1,612,577	234,121
#	Pacific Brands, Ltd.	4,412,120	2,787,603
*	Pacific Niugini, Ltd.	200,616	88,355
#*	Paladin Energy, Ltd.	4,096,983	7,820,013
*	Pan Pacific Petroleum NL	1,094,343	180,656
*	PanAust, Ltd.	327,294	1,031,495
#*	Pancontinental Oil & Gas NL	1,057,588	234,566
#	Panoramic Resources, Ltd.	971,509	1,125,703
*	PaperlinX, Ltd.	2,771,649	230,210
#*	Papillon Resources, Ltd.	32,010	36,146
	Patties Foods, Ltd.	36,136	66,663
*	Peak Resources, Ltd.	173,566	73,911
#	Peet, Ltd.	1,096,798	965,443
#*	Peninsula Energy, Ltd.	5,178,834	344,338
#*	Perilya, Ltd.	1,482,070	691,302
#	Perpetual Trustees Australia, Ltd.	226,579	5,980,548
#*	Perseus Mining, Ltd.	1,605,654	3,911,627
#*	Pharmaxis, Ltd.	1,018,699	1,387,692
*	Phosphagenics, Ltd.	745,112	182,116
*	Photon Group, Ltd.	371,433	16,889
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	1,376,715	237,367
#*	Pluton Resources, Ltd.	538,056	131,090
	PMP, Ltd.	2,395,607	849,676
*	Poseidon Nickel, Ltd.	452,002	90,130
#	Premier Investments, Ltd.	272,528	1,581,926
#*	Prima Biomed, Ltd.	2,338,194	579,700
#	Primary Health Care, Ltd.	1,960,174	5,810,196
	Prime Media Group, Ltd.	1,777,139	1,345,014
#	PrimeAg, Ltd.	207,339	225,364
	Programmed Maintenance Service, Ltd.	549,269	1,436,947
*	QRxPharma, Ltd.	149,466	267,492
*	Quickstep Holdings, Ltd.	462,355	84,198
*	Ramelius Resources, Ltd.	1,512,836	1,339,655
#*	Range Resources, Ltd.	1,071,341	206,055
#	RCR Tomlinson, Ltd.	1,056,974	2,358,839
#	REA Group, Ltd.	216,612	3,109,778
	Reckon, Ltd.	261,709	601,226
*	Red 5, Ltd.	9,022	17,881
#*	Red Fork Energy, Ltd.	852,278	902,471
	Redflex Holdings, Ltd.	377,855	801,389
	Reece Australia, Ltd.	238,457	4,604,229
#*	Reed Resources, Ltd.	698,001	205,803
*	Regis Resources, Ltd.	1,267,766	5,363,005
#	Reject Shop, Ltd. (The)	122,036	1,532,018
*	Resolute Mining, Ltd.	3,133,646	5,841,875
#*	Resource & Investment NL	353,896	148,818
*	Resource Equipment, Ltd.	118,411	61,924
*	Resource Generation, Ltd.	338,381	166,469
	Retail Food Group, Ltd.	68,237	187,351
#*	Rex Minerals, Ltd.	403,087	563,676
#*	Rialto Energy, Ltd.	1,967,580	896,554
#	Ridley Corp., Ltd.	1,283,068	1,555,364
*	RiverCity Motorway Group, Ltd.	1,563,354	—
#*	Robust Resources, Ltd.	136,513	175,893
#*	Roc Oil Co., Ltd.	6,490,268	2,703,502
	Runge, Ltd.	30,702	14,050
#	Ruralco Holdings, Ltd.	88,146	294,606

#	SAI Global, Ltd.	1,180,630	$6,110,207
*	Salinas Energy, Ltd.	1,689,324	748,671
#	Salmat, Ltd.	664,807	1,617,645
#*	Samson Oil & Gas, Ltd.	6,211,440	770,248
#*	Sandfire Resources NL	394,850	3,228,998
#*	Saracen Mineral Holdings, Ltd.	2,559,112	1,486,340
	Schaffer Corp., Ltd.	33,766	124,214
	Sedgman, Ltd.	416,594	1,068,251
#	Seek, Ltd.	666,916	4,887,074
#	Select Harvests, Ltd.	302,151	491,175
#*	Senex Energy, Ltd.	2,803,014	3,049,924
	Servcorp, Ltd.	301,327	887,995
#*	Service Stream, Ltd.	1,432,710	617,613
	Seven Group Holdings, Ltd.	237,282	2,450,492
#	Sigma Pharmaceuticals, Ltd.	4,898,960	3,208,626
*	Sihayo Gold, Ltd.	603,971	118,729
#*	Silex System, Ltd.	545,788	2,119,192
#*	Silver Lake Resources, Ltd.	1,125,179	3,966,354
*	Sipa Resources International NL	706,804	76,725
#	Sirtex Medical, Ltd.	218,046	1,180,703
#	Skilled Group, Ltd.	492,016	1,195,611
	Slater & Gordon, Ltd.	24,701	37,438
#	SMS Management & Technology, Ltd.	426,904	2,538,622
*	Southern Cross Electrical Engineering, Ltd.	16,785	22,023
	Southern Cross Media Group, Ltd.	2,546,520	3,504,009
#	SP Telemedia, Ltd.	1,569,063	2,900,525
	Spark Infrastructure Group, Ltd.	5,543,872	8,577,302
#	Specialty Fashion Group, Ltd.	809,557	398,504
	Spotless Group, Ltd.	1,215,571	2,961,743
*	St. Barbara, Ltd.	1,946,083	4,151,015
#*	Starpharma Holdings, Ltd.	898,433	1,604,073
#*	Straits Resources, Ltd.	878,069	565,489
#*	Strike Energy, Ltd. (B01NQF4)	277,802	63,246
*	Strike Energy, Ltd. (B5TQTR3)	31,932	7,277
	Structural Systems, Ltd.	138,772	116,614
#	STW Communications Group, Ltd.	976,235	1,009,624
#*	Sundance Energy Australia, Ltd.	872,656	717,388
#*	Sundance Resources, Ltd.	8,756,539	4,087,765
*	Sunland Group, Ltd.	741,191	552,985
#	Super Retail Group, Ltd.	1,291,876	10,213,822
	Swick Mining Services, Ltd.	71,883	28,408
#	Symex Holdings, Ltd.	513,662	66,941
#	Talent2 International, Ltd.	472,312	217,555
*	Talisman Mining, Ltd.	217,981	103,469
#*	Tanami Gold NL	556,591	475,845
*	Tap Oil, Ltd.	1,450,696	1,325,428
#	Tassal Group, Ltd.	626,912	853,797
#	Technology One, Ltd.	1,322,653	1,593,617
#	Ten Network Holdings, Ltd.	3,771,307	3,155,163
*	Terramin Australia, Ltd.	155,209	27,347
*	Texon Petroleum, Ltd.	800,066	523,245
#	TFS Corp., Ltd.	1,393,854	793,182
#	Thakral Holdings Group, Ltd.	2,559,697	1,392,739
	ThinkSmart, Ltd.	175,934	62,530
#	Thorn Group, Ltd.	370,228	602,009
*	Thundelarra Exploration, Ltd.	260,965	32,386
*	Tiger Resources, Ltd.	1,751,101	673,885
*	TNG, Ltd.	37,408	3,335
*	Toro Energy, Ltd.	70,156	5,586
	Tox Free Solutions, Ltd.	453,843	1,337,259
#	Transfield Services, Ltd.	2,121,310	5,447,884

#*	Transpacific Industries Group, Ltd.	4,533,180	$3,675,429
#	Troy Resources, Ltd.	406,854	1,935,545
	Trust Co., Ltd. (The)	85,563	460,599
	UGL, Ltd.	59,049	808,980
*	Unity Mining, Ltd.	310,868	46,803
#	UXC, Ltd.	1,169,545	712,152
*	VDM Group, Ltd.	544,252	47,964
#*	Venture Minerals, Ltd.	450,858	182,476
*	Venturex Resources, Ltd.	42,171	2,953
	Village Roadshow, Ltd.	855,994	2,889,822
#*	Virgin Australia Holdings, Ltd. (B43DQC7)	7,648,897	3,651,026
*	Virgin Australia Holdings, Ltd. (B7L5734)	7,648,897	39,616
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	5,178
#	Watpac, Ltd.	711,698	720,112
#	WDS, Ltd.	375,342	253,605
*	Webfirm Group, Ltd.	124,813	8,437
#	Webjet, Ltd.	356,064	1,198,507
	Webster, Ltd.	144,737	79,102
#	Western Areas NL	765,031	4,299,978
*	Western Desert Resources, Ltd.	46,483	38,490
*	Westgold Resources, Ltd.	59,310	12,613
#*	White Energy Co., Ltd.	643,913	261,786
	WHK Group, Ltd.	1,202,433	1,037,142
#	Wide Bay Australia, Ltd.	84,697	614,979
*	WildHorse Energy, Ltd.	212,714	24,197
*	Willmott Forests, Ltd.	17,224	—
#*	Windimurra Vanadium, Ltd.	537,429	—
#	Wotif.com Holdings, Ltd.	588,604	2,804,691
	WPG Resources, Ltd.	702,896	63,597
#*	YTC Resources, Ltd.	104,200	50,439
TOTAL AUSTRALIA			629,212,619

HONG KONG — (13.9%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	477,860
	Aeon Stores Hong Kong Co., Ltd.	234,000	678,545
	Alco Holdings, Ltd.	1,426,000	494,238
	Allan International Holdings, Ltd.	720,000	194,826
	Allied Group, Ltd.	683,200	1,667,423
*	Allied Overseas, Ltd.	50,000	27,138
	Allied Properties, Ltd.	12,297,857	1,622,963
*	Apac Resources, Ltd.	12,720,000	574,129
*	Apollo Solar Energy Technology Holdings, Ltd.	11,692,000	303,348
	APT Satellite Holdings, Ltd.	1,275,000	362,721
*	Artel Solutions Group Holdings, Ltd.	7,885,000	112,698
*	Artini China Co., Ltd.	2,481,000	64,113
	Arts Optical International Holdings, Ltd.	730,000	254,321
	Asia Financial Holdings, Ltd.	2,474,908	891,480
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	2,353,729
	Asia Standard Hotel Group, Ltd.	11,797,218	912,124
	Asia Standard International Group, Ltd.	13,333,185	2,188,382
	Associated International Hotels, Ltd.	980,000	2,047,039
	Aupu Group Holding Co., Ltd.	2,504,000	225,955
	Automated Systems Holdings, Ltd.	394,000	54,745
	Bauhaus International Holdings, Ltd.	662,000	178,919
*	Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.	1,464,000	16,798
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,104
*	Bio-Dynamic Group, Ltd.	2,544,000	229,111
*	Birmingham International Holdings, Ltd.	6,502,000	127,268
	Bonjour Holdings, Ltd.	4,964,000	741,855
	Bossini International Holdings, Ltd.	3,871,500	258,913
#*	Burwill Holdings, Ltd.	8,888,960	157,306

	Cafe de Coral Holdings, Ltd.	1,006,000	$2,791,964
*	Capital Estate, Ltd.	5,151,000	166,182
*	Carico Holdings, Ltd.	23,100,000	997,072
	Century City International Holdings, Ltd.	6,419,460	463,611
*	Century Sunshine Group Holdings, Ltd.	3,655,000	115,830
	Champion Technology Holdings, Ltd.	14,881,730	205,222
	Chen Hsong Holdings, Ltd.	898,000	295,162
	Cheuk Nang Holdings, Ltd.	386,457	162,668
	Chevalier International Holdings, Ltd.	737,482	792,349
*	China Best Group Holding, Ltd.	3,721,400	62,066
*	China Billion Resources, Ltd.	4,876,000	—
*	China Boon Holdings, Ltd.	6,200,000	73,898
*	China CBM Group, Ltd.	6,930,301	93,777
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,439,837	190,871
*	China Digicontent Co., Ltd.	2,710,000	3,490
*	China Digital Licensing Group, Ltd.	1,470,000	44,934
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	244,658
*	China Energy Development Holdings, Ltd.	21,966,000	290,160
*	China Environmental Investment Holdings, Ltd.	7,470,000	201,874
*	China Financial Services Holdings, Ltd.	954,000	58,830
*	China Flavors & Fragrances Co., Ltd.	144,924	30,834
*	China Gamma Group, Ltd.	7,500,000	145,697
*	China Infrastructure Investment, Ltd.	8,680,000	269,827
*	China Investments Holdings, Ltd.	149,000	3,230
#*	China Mandarin Holdings, Ltd.	5,012,400	47,418
	China Metal International Holdings, Ltd.	2,582,000	449,066
*	China Motion Telecom International, Ltd.	5,080,000	73,932
	China Motor Bus Co., Ltd.	50,000	396,257
*	China Nuclear Industry 23 International Corp., Ltd.	1,024,000	294,857
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	47,472
*	China Oriental Culture Group, Ltd.	3,600,000	161,886
*	China Pipe Group, Ltd.	100,000	374
#*	China Public Procurement, Ltd.	5,230,000	—
*	China Renji Medical Group, Ltd.	12,784,000	—
#*	China Resources & Transportation Group, Ltd.	32,400,000	1,063,505
#*	China Solar Energy Holdings, Ltd.	37,990,000	205,456
*	China Strategic Holdings, Ltd.	12,585,000	264,236
#	China Taisan Technology Group Holdings, Ltd.	564,915	44,174
	China Ting Group Holdings, Ltd.	2,443,151	164,059
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,904
*	China WindPower Group, Ltd.	14,630,000	649,302
*	China Yunnan Tin Minerals Group Co., Ltd.	471,400	22,448
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	144,972
	Chinney Investments, Ltd.	1,144,000	143,115
#	Chong Hing Bank, Ltd.	878,000	1,557,131
	Chu Kong Shipping Development Co., Ltd.	2,188,000	352,589
	Chuang’s China Investments, Ltd.	3,388,000	182,613
	Chuang’s Consortium International, Ltd.	3,569,965	368,350
*	Chun Wo Development Holdings, Ltd.	2,002,926	109,502
#	Citic Telecom International Holdings, Ltd.	4,443,000	881,339
*	City e-Solutions, Ltd.	186,000	14,723
	City Telecom, Ltd.	1,590,751	1,020,060
	CK Life Sciences International Holdings, Inc.	12,664,000	716,703
*	Climax International Co., Ltd.	3,489	53
	CNT Group, Ltd.	8,315,264	405,031
	COL Capital, Ltd.	2,725,840	347,614
	Computer & Technologies Holdings, Ltd.	432,000	93,082
	Continental Holdings, Ltd.	5,148,250	69,446
	Cosmos Machinery Enterprises, Ltd.	1,616,400	110,539
*	CP Lotus Corp., Ltd.	11,420,000	389,088
	Cross-Harbour Holdings, Ltd. (The)	659,520	541,783

	CSI Properties, Ltd.	10,476,383	$391,993
*	CST Mining Group, Ltd.	71,688,000	952,282
*	Culture Landmark Investment, Ltd.	10,196,000	110,321
*	Culturecom Holdings, Ltd.	1,260,000	145,950
	Dah Sing Banking Group, Ltd.	1,071,840	1,057,007
	Dah Sing Financial Holdings, Ltd.	600,950	2,089,938
*	Dan Form Holdings Co., Ltd.	3,261,260	428,771
*	Dejin Resources Group Co., Ltd.	23,892,000	194,630
	Dickson Concepts International, Ltd.	953,500	527,701
	Dingyi Group Investment, Ltd.	5,497,500	130,185
*	Doxen Energy Group, Ltd.	542,796	97,558
	DVN Holdings, Ltd.	2,183,000	76,075
	Dynamic Holdings, Ltd.	374,000	61,243
	Eagle Nice International Holdings, Ltd.	1,078,000	240,156
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	235,600
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	e-Kong Group, Ltd.	540,000	27,423
	Emperor Entertainment Hotel, Ltd.	2,475,000	453,038
	Emperor International Holdings, Ltd.	5,884,753	1,031,009
#	Emperor Watch & Jewellery, Ltd.	15,400,000	2,437,644
*	ENM Holdings, Ltd.	15,112,000	1,108,766
*	Enviro Energy International Holdings, Ltd.	4,138,000	109,289
*	EPI Holdings, Ltd.	4,259,927	90,440
*	eSun Holdings, Ltd.	2,508,000	353,497
	EVA Precision Industrial Holdings, Ltd.	5,594,000	1,039,747
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood, Ltd.	337,600	547,273
	Far East Consortium International, Ltd.	4,612,271	821,512
*	Far East Technology International, Ltd.	179,520	17,800
*	First Natural Foods Holdings, Ltd.	2,365,000	—
#*	Fook Woo Group Holdings, Ltd.	952,000	166,726
*	Foundation Group, Ltd.	2,350,000	—
	Fountain SET Holdings, Ltd.	4,622,000	566,320
	Four Seas Mercantile Holdings, Ltd.	592,000	154,742
*	Frasers Property China, Ltd.	16,477,000	403,143
*	Freeman Financial Corp., Ltd.	1,265,778	29,992
	Fujikon Industrial Holdings, Ltd.	912,000	127,361
	Get Nice Holdings, Ltd.	19,044,000	822,834
	Giordano International, Ltd.	7,162,000	5,513,060
*	Global Tech Holdings, Ltd.	5,098,000	21,095
	Glorious Sun Enterprises, Ltd.	2,662,000	906,356
	Gold Peak Industries Holding, Ltd.	3,118,642	321,868
	Golden Resources Development International, Ltd.	3,330,500	165,457
*	Goldin Financial Holdings, Ltd.	480,000	47,716
*	Goldin Properties Holdings, Ltd.	3,060,000	1,182,478
	Golik Holdings, Ltd.	250,500	23,847
*	Good Fellow Resources Holdings, Ltd.	1,670,000	58,726
*	Grande Holdings, Ltd.	882,000	46,567
	Great Eagle Holdings, Ltd.	193,160	547,867
*	Greenheart Group, Ltd.	1,626,000	136,790
*	G-Resources Group, Ltd.	54,963,000	3,364,747
*	Group Sense International, Ltd.	2,448,000	49,202
	Guangnan Holdings, Ltd.	2,249,600	323,769
	Haitong International Securities Group, Ltd.	1,223,586	417,495
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
	Hanny Holdings, Ltd.	747,979	21,652
*	Hans Energy Co., Ltd.	7,556,000	121,704
	Harbour Centre Development, Ltd.	957,500	1,143,537
*	Hengli Commercial Properties Group, Ltd.	336,000	15,522
	High Fashion International, Ltd.	268,000	100,201
	HKR International, Ltd.	5,895,136	2,239,204

	Hon Kwok Land Investment Co., Ltd.	314,800	$109,185
*	Hong Fok Land, Ltd.	1,210,000	1,558
	Hong Kong Ferry Holdings, Ltd.	809,300	674,537
	Hong Kong Food Investment Holdings, Ltd.	202,184	22,918
	Hongkong Chinese, Ltd.	4,774,000	783,102
	Hop Fung Group Holdings, Ltd.	888,000	57,348
	Hsin Chong Construction Group, Ltd.	1,569,658	238,059
*	Huafeng Group Holdings, Ltd.	6,713,325	192,001
	Hung Hing Printing Group, Ltd.	1,298,000	261,330
	Hutchison Harbour Ring, Ltd.	9,432,000	814,940
*	Hybrid Kinetic Group, Ltd.	14,884,000	273,145
*	HyComm Wireless, Ltd.	89,090	28,595
*	I-Cable Communications, Ltd.	531,000	27,416
*	IDT International, Ltd.	6,240,183	111,249
*	Imagi International Holdings, Ltd.	18,240,000	394,342
	iOne Holdings, Ltd.	3,140,000	21,434
	IPE Group, Ltd.	2,060,000	180,246
#*	IRC, Ltd,	1,158,000	173,346
#	IT, Ltd.	2,802,532	1,643,465
	ITC Corp., Ltd.	893,645	40,063
*	ITC Properties Group, Ltd.	3,645,747	1,052,800
*	Jinchuan Group International Resources Co., Ltd.	1,326,000	253,866
*	Jinhui Holdings, Ltd.	384,000	70,153
*	Jiuzhou Development Co., Ltd.	2,558,000	220,508
	JLF Investment Co., Ltd.	3,293,500	216,968
	Joyce Boutique Holdings, Ltd.	1,530,000	128,155
	Junefield Department Store Group, Ltd.	306,000	17,791
#	K Wah International Holdings, Ltd.	5,583,405	2,046,216
	Kam Hing International Holdings, Ltd.	1,974,000	180,400
	Kantone Holdings, Ltd.	14,737,991	123,557
*	Karl Thomson Holdings, Ltd.	1,188,000	46,781
	Karrie International Holdings, Ltd.	1,383,600	58,878
	Keck Seng Investments (Hong Kong), Ltd.	904,600	379,372
	Kin Yat Holdings, Ltd.	586,000	92,082
*	King Pacific International Holdings, Ltd.	1,404,200	22,061
*	King Stone Energy Group, Ltd.	2,877,000	266,474
	Kingmaker Footwear Holdings, Ltd.	1,476,955	238,156
	Kingston Financial Group, Ltd.	11,683,000	1,189,123
#	Kith Holdings, Ltd.	204,000	29,075
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	76,552
*	Ko Yo Chemical Group, Ltd.	16,260,000	273,751
	Kowloon Development Co., Ltd.	1,588,000	1,592,440
*	KTP Holdings, Ltd.	560,400	52,512
	Kwoon Chung Bus Holdings, Ltd.	556,000	114,731
*	Lai Sun Development Co., Ltd.	63,116,466	1,018,356
*	Lai Sun Garment International, Ltd.	2,770,000	232,623
	Lam Soon Hong Kong, Ltd.	302,310	175,753
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
#	Lee & Man Chemical Co., Ltd.	1,420,000	1,063,551
#	Lee & Man Handbags, Ltd.	1,420,000	161,040
	Lee’s Pharmaceutical Holdings, Ltd.	5,000	2,005
	Lerado Group Holdings Co., Ltd.	1,900,000	198,720
	Li Heng Chemical Fibre Technologies, Ltd.	2,023,000	249,094
	Lippo China Resources, Ltd.	8,092,000	200,253
	Lippo, Ltd.	1,195,700	439,352
*	Lisi Group Holdings, Ltd.	4,262,000	193,508
	Liu Chong Hing Investment, Ltd.	775,200	798,023
*	Longrun Tea Group Co., Ltd.	1,900,000	86,213
	Luen Thai Holdings, Ltd.	1,345,000	114,585
	Luks Industrial Group, Ltd.	428,913	97,966
*	Lung Cheong International Holdings, Ltd.	6,790,000	246,596

	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	$793,814
*	Madex International Holdings, Ltd.	3,182,000	54,947
	Magnificent Estates, Ltd.	13,184,000	550,880
	Mainland Headwear Holdings, Ltd.	765,600	91,911
	Man Yue Technology Holdings, Ltd.	1,064,000	233,821
#*	Mascotte Holdings, Ltd.	13,452,000	58,953
	Matrix Holdings, Ltd.	1,067,414	240,203
*	Mei Ah Entertainment Group, Ltd.	11,040,000	176,640
	Melbourne Enterprises, Ltd.	40,500	646,657
#*	Melco International Development, Ltd.	3,801,000	3,640,756
#	Midland Holdings, Ltd.	3,298,000	1,735,299
	Ming Fai International Holdings, Ltd.	1,680,000	195,578
*	Ming Fung Jewellery Group, Ltd.	9,210,000	567,320
	Miramar Hotel & Investment Co., Ltd.	785,000	846,658
	Modern Beauty Salon Holdings, Ltd.	160,000	22,990
*	Mongolia Energy Corp., Ltd.	10,603,000	901,493
*	Nan Nan Resources Enterprise, Ltd.	330,000	42,492
	Nanyang Holdings, Ltd.	137,500	400,867
	National Electronics Holdings, Ltd.	2,266,000	224,521
	Natural Beauty Bio-Technology, Ltd.	4,470,000	813,172
#	Neo-Neon Holdings, Ltd.	1,915,000	356,087
	Net2Gather China Holdings, Ltd.	8,139,720	110,561
	New Century Group Hong Kong, Ltd.	13,351,464	267,836
*	New Focus Auto Tech Holdings, Ltd.	104,000	25,692
*	New Smart Energy Group, Ltd.	23,975,000	201,301
#*	New Times Energy Corp., Ltd.	1,297,600	163,053
	Neway Group Holdings, Ltd.	24,579,087	76,284
	NewOcean Green Energy Holdings, Ltd.	3,210,000	682,105
*	Next Media, Ltd.	3,725,183	287,757
*	Ngai Lik Industrial Holdings, Ltd.	324,257	19,253
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,938,600	90,261
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	237,475
*	Orient Power Holdings, Ltd.	804,000	19,464
#	Oriental Watch Holdings, Ltd.	2,036,800	865,112
#	Pacific Andes International Holdings, Ltd.	8,011,378	596,866
	Pacific Basin Shipping, Ltd.	9,662,000	5,238,582
*	Pacific Century Premium Developments, Ltd.	4,403,000	1,039,446
	Pacific Textile Holdings, Ltd.	1,780,000	1,191,007
	Paliburg Holdings, Ltd.	3,152,830	922,563
*	Pan Asia Environmental Protection Group, Ltd.	1,258,432	114,123
	Paul Y Engineering Group, Ltd.	77,759	4,311
#*	Peace Mark Holdings, Ltd.	2,738,022	—
	Pearl Oriental Oil, Ltd.	6,147,800	524,275
	Pegasus International Holdings, Ltd.	226,000	34,974
	Pico Far East Holdings, Ltd.	3,910,000	883,002
*	PME Group, Ltd.	7,020,000	135,690
*	PNG Resources Holdings, Ltd.	16,626,362	208,954
	Pokfulam Development Co., Ltd.	234,000	237,549
	Polytec Asset Holdings, Ltd.	10,763,526	1,177,927
	Public Financial Holdings, Ltd.	3,194,000	1,296,495
	PYI Corp., Ltd.	12,919,134	348,298
*	Pyxis Group, Ltd.	1,936,000	42,382
	Raymond Industrial, Ltd.	1,383,400	128,067
	Regal Hotels International Holdings, Ltd.	2,431,800	840,608
	Richfield Group Holdings, Ltd.	3,632,000	177,949
*	Rising Development Holdings, Ltd.	2,278,000	291,447
	Rivera Holdings, Ltd.	5,710,000	155,612
	Roadshow Holdings, Ltd.	1,456,000	140,861
	S.A.S. Dragon Holdings, Ltd.	1,212,000	254,935
	SA SA International Holdings, Ltd.	80,000	46,422

	Safety Godown Co., Ltd.	398,000	$266,959
	Samling Global, Ltd.	6,160,000	596,293
	Samson Paper Holdings, Ltd.	1,800,000	104,300
*	San Miguel Brewery Hong Kong, Ltd.	612,800	95,569
*	Sandmartin International Holdings, Ltd.	16,000	3,901
*	Sanyuan Group, Ltd.	415,000	8,016
	SEA Holdings, Ltd.	1,140,000	528,480
*	SEEC Media Group, Ltd.	136,000	5,338
*	Sheng Yuan Holdings, Ltd.	210,000	13,454
#	Shenyin Wanguo, Ltd.	1,322,500	384,820
	Shenzhen High-Tech Holdings, Ltd.	812,000	59,847
*	Shougang Concord Grand Group, Ltd.	2,451,000	93,485
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	205,103
*	Shun Ho Resources Holdings, Ltd.	483,000	72,653
*	Shun Ho Technology Holdings, Ltd.	1,037,452	154,795
	Shun Tak Holdings, Ltd.	7,199,389	2,905,502
	Sing Tao News Corp., Ltd.	1,974,000	288,338
	Singamas Container Holdings, Ltd.	7,474,000	2,229,204
*	Sinocan Holdings, Ltd.	350,000	1,758
*	Sinocop Resources Holdings, Ltd.	3,980,000	435,642
*	Sino-Tech International Holdings, Ltd.	29,380,000	264,836
#*	Sinotel Technologies, Ltd.	763,000	106,988
	SIS International Holdings, Ltd.	34,000	14,151
*	Skyfame Realty Holdings, Ltd.	1,975,750	190,607
	SmarTone Telecommunications Holdings, Ltd.	34,000	69,878
*	SMI Publishing Group, Ltd.	250,511	484
	SOCAM Development, Ltd.	944,771	1,010,807
*	Solomon Systech International, Ltd.	6,312,000	168,861
*	Soundwill Holdings, Ltd.	12,000	16,937
	South China (China), Ltd.	6,744,000	420,675
	South China Financial Holdings, Ltd.	4,872,000	37,853
*	South China Land, Ltd.	20,223,170	225,961
	Southeast Asia Properties & Finance, Ltd.	289,891	72,848
	Stella International Holdings, Ltd.	169,074	410,942
*	Stelux Holdings International, Ltd.	636,000	160,448
*	Styland Holdings, Ltd.	129,347	1,649
*	Success Universe Group, Ltd.	5,552,000	160,503
	Sun Hing Vision Group Holdings, Ltd.	358,000	124,068
	Sun Hung Kai & Co., Ltd.	1,589,621	878,714
*	Sun Innovation Holdings, Ltd.	11,325,655	264,152
	Sunwah Kingsway Capital Holdings, Ltd.	5,750,000	93,569
*	Sunway International Holdings, Ltd.	866,000	25,195
*	Superb Summit International Timber Co., Ltd.	12,186,600	216,566
#	Sustainable Forest Holdings, Ltd.	12,710,250	252,430
	Synergis Holdings, Ltd.	322,033	30,619
*	Tack Fiori International Group, Ltd.	44,480	864
	Tai Cheung Holdings, Ltd.	1,919,000	1,257,170
	Tai Sang Land Development, Ltd.	576,984	215,494
*	Talent Property Group, Ltd.	5,106,420	171,421
	Tan Chong International, Ltd.	1,212,000	308,613
*	Tao Heung Holdings, Ltd.	36,000	18,775
#*	Taung Gold International, Ltd.	13,580,000	310,496
	Termbray Industries International (Holdings), Ltd.	2,304,900	184,648
	Tern Properties Co., Ltd.	51,200	20,772
	Texwinca Holdings, Ltd.	716,000	873,414
#*	Theme International Holdings, Ltd.	4,130,000	141,135
	Tian Teck Land, Ltd.	1,054,000	904,070
	Tianda Holdings, Ltd.	306,000	17,775
*	Tidetime Sun (Group), Ltd.	26,000	3,632
#*	Titan Petrochemicals Group, Ltd.	13,140,000	473,785
*	Tom Group, Ltd.	3,612,000	279,272

	Tongda Group Holdings, Ltd.	10,120,000	$411,036
#	Top Form International, Ltd.	2,760,000	121,034
*	Topsearch International Holdings, Ltd.	3,538,000	82,072
	Town Health International Investments, Ltd.	1,175,165	134,773
	Tradelink Electronic Commerce, Ltd.	870,000	132,055
#	Transport International Holdings, Ltd.	886,141	1,889,298
	Trinity, Ltd.	960,000	789,915
	Tristate Holdings, Ltd.	188,000	124,736
*	TSC Group Holdings, Ltd.	1,928,000	312,300
#	Tse Sui Luen Jewellery International, Ltd.	300,000	237,864
	Tungtex Holdings Co., Ltd.	910,000	108,243
	Tysan Holdings, Ltd.	1,040,773	195,784
#	United Laboratories International Holdings, Ltd. (The)	2,488,000	1,234,857
	Universal Technologies Holdings, Ltd.	6,000,000	340,827
*	U-Right International Holdings, Ltd.	4,746,000	8,556
*	Value Convergence Holdings, Ltd.	1,216,000	185,913
	Value Partners Group, Ltd.	2,900,000	1,757,964
	Van Shung Chong Holdings, Ltd.	1,601,335	91,196
*	Vantage International Holdings, Ltd.	2,778,000	177,595
	Varitronix International, Ltd.	1,072,293	535,380
	Vedan International Holdings, Ltd.	3,272,000	219,772
	Veeko International Holdings, Ltd.	4,559,158	129,198
	Victory City International Holdings, Ltd.	3,552,142	348,069
*	Vision Values Holdings, Ltd.	281,400	10,892
	Vitasoy International Holdings, Ltd.	3,677,000	2,849,603
*	Vongroup, Ltd.	10,865,000	62,590
*	VST Holdings, Ltd.	2,352,000	568,832
	Wah Ha Realty Co., Ltd.	278,600	129,383
#*	Wah Nam International Holdings, Ltd.	22,765,720	1,579,780
	Wai Kee Holdings, Ltd.	7,960,738	1,449,025
	Wang On Group, Ltd.	8,831,286	90,258
*	Warderly International Holdings, Ltd.	520,000	32,142
	Water Oasis Group, Ltd.	1,632,000	231,220
	Win Hanverky Holdings, Ltd.	1,712,000	163,248
*	Winfoong International, Ltd.	1,031,000	10,466
	Wing On Co. International, Ltd.	781,000	1,660,370
	Wing Tai Properties, Ltd.	1,957,331	743,147
*	Wo Kee Hong Holdings, Ltd.	1,175,000	39,319
	Wong’s International (Holdings), Ltd.	737,641	127,601
	Wong’s Kong King International Holdings, Ltd.	120,000	10,764
	Xingye Copper International Group, Ltd.	1,615,000	241,710
	Y. T. Realty Group, Ltd.	865,000	225,225
	Yangtzekiang Garment, Ltd.	606,500	251,640
	Yau Lee Holdings, Ltd.	534,000	70,159
	Yeebo (International Holdings), Ltd.	572,000	94,084
#	YGM Trading, Ltd.	363,000	1,174,990
	Yugang International, Ltd.	93,492,000	518,185
TOTAL HONG KONG			162,651,067

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,211
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,211

NEW ZEALAND — (5.5%)
	Abano Healthcare Group, Ltd.	26,824	88,388
	Air New Zealand, Ltd.	2,261,316	1,574,659
	Auckland International Airport, Ltd.	1,163,063	2,343,769
	Cavalier Corp., Ltd.	283,674	476,255
	CDL Investments (New Zealand), Ltd.	395,965	111,978
	Colonial Motor Co., Ltd.	148,846	378,429

	Ebos Group, Ltd.	188,756	$1,118,698
*	Fisher & Paykel Appliances Holdings, Ltd.	3,104,317	1,263,385
	Fisher & Paykel Healthcare Corp., Ltd.	2,987,527	5,487,824
	Freightways, Ltd.	787,563	2,548,057
	Hallenstein Glasson Holdings, Ltd.	242,461	796,528
*	Heartland New Zealand, Ltd.	173,369	66,662
	Hellaby Holdings, Ltd.	344,804	830,952
	Infratil, Ltd.	2,294,726	3,553,473
	Mainfreight, Ltd.	434,288	3,415,538
#	Methven, Ltd.	70,490	62,906
	Michael Hill International, Ltd.	1,534,152	1,297,453
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	475,374
	New Zealand Exchange, Ltd.	401,728	925,732
	New Zealand Oil & Gas, Ltd.	1,873,428	1,183,369
#	New Zealand Refining Co., Ltd.	604,703	1,428,107
	Northland Port Corp. (New Zealand), Ltd.	217,513	335,547
#	Nuplex Industries, Ltd.	1,013,819	2,132,342
*	Opus International Consultants, Ltd.	10,757	18,818
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	4,691,415
	Pumpkin Patch, Ltd.	606,913	511,586
*	Pyne Gould Guinness, Ltd.	418,359	134,078
*	Rakon, Ltd.	346,364	141,560
	Restaurant Brands New Zealand, Ltd.	406,610	612,296
*	Richina Pacific, Ltd.	274,180	80,819
*	Rubicon, Ltd.	1,113,829	319,054
	Ryman Healthcare, Ltd.	1,685,604	4,269,148
	Sanford, Ltd.	393,618	1,343,525
	Scott Technology, Ltd.	35,843	49,926
*	Seafresh Fisheries, Ltd.	80,520	1,846
	Skellerup Holdings, Ltd.	294,320	345,011
	Sky Network Television, Ltd.	1,006,593	4,270,767
	SKYCITY Entertainment Group, Ltd.	3,227,185	10,407,907
	South Port (New Zealand), Ltd.	30,744	89,365
	Steel & Tube Holdings, Ltd.	389,046	736,536
*	Tenon, Ltd.	19,132	11,361
*	Tourism Holdings, Ltd.	274,867	137,746
	Tower, Ltd.	918,612	1,256,393
	TrustPower, Ltd.	39,116	232,189
	Vector, Ltd.	983,401	2,088,809
	Warehouse Group, Ltd.	588,314	1,345,625
TOTAL NEW ZEALAND			64,991,205

NORWAY — (0.1%)
*	STX OSV Holdings, Ltd.	685,000	962,592

SINGAPORE — (9.5%)
#*	Abterra, Ltd.	528,800	251,464
	Advanced Holdings, Ltd.	691,000	84,887
	Armstrong Industrial Corp., Ltd.	1,236,000	305,230
#*	Asiasons Capital, Ltd.	1,048,000	183,359
*	Asiatravel.com Holdings, Ltd.	17,879	4,782
	ASL Marine Holdings, Ltd.	719,600	320,538
	A-Sonic Aerospace, Ltd.	408,996	14,313
#	AusGroup, Ltd.	2,062,000	615,921
	Baker Technology, Ltd.	1,272,000	309,315
#*	Ban Joo & Co., Ltd.	2,179,000	29,734
	Banyan Tree Holdings, Ltd.	960,000	515,250
	Beng Kuang Marine, Ltd.	922,000	116,100
	Best World International, Ltd.	221,500	32,403
#	BH Global Marine, Ltd.	621,000	103,630

*	Biosensors International Group, Ltd.	534,237	$640,007
	Bonvests Holdings, Ltd.	978,000	757,534
	Boustead Singapore, Ltd.	926,000	640,625
	Breadtalk Group, Ltd.	413,800	191,934
#	Broadway Industrial Group, Ltd.	922,000	327,149
	Brothers Holdings, Ltd.	454,628	68,993
	Bukit Sembawang Estates, Ltd.	424,003	1,650,371
*	Bund Center Investment, Ltd.	1,014,000	179,427
	CEI Contract Manufacturing, Ltd.	432,000	37,804
	Cerebos Pacific, Ltd.	545,000	2,410,259
	CH Offshore, Ltd.	1,539,400	478,998
*	Changjiang Fertilizer Holdings, Ltd.	515	77
	China Aviation Oil Singapore Corp., Ltd.	1,020,000	948,652
*	China Dairy Group, Ltd.	1,502,000	229,950
*	China Energy, Ltd.	3,110,000	158,235
	China Merchants Holdings Pacific, Ltd.	809,000	443,575
	China Sunsine Chemical Holdings, Ltd.	28,000	5,696
	China XLX Fertiliser, Ltd.	618,000	169,907
	Chip Eng Seng Corp., Ltd.	2,092,800	865,695
	Chosen Holdings, Ltd.	1,202,000	107,095
	Chuan Hup Holdings, Ltd.	3,967,000	724,581
	Creative Technology, Ltd.	272,200	825,946
	CSC Holdings, Ltd.	1,829,000	174,224
	CSE Global, Ltd.	2,156,000	1,418,769
	CWT, Ltd.	1,061,700	1,089,050
	Datapulse Technology, Ltd.	27,000	4,096
*	Delong Holdings, Ltd.	1,361,000	297,529
	Ellipsiz, Ltd.	123,000	8,929
	EnGro Corp, Ltd.	354,000	232,031
*	Enviro-Hub Holdings, Ltd.	1,445,666	125,205
	Etika International Holdings, Ltd.	179,000	37,125
	Eu Yan Sang International, Ltd.	570,800	312,145
*	euNetworks Group, Ltd.	411,000	5,575
#	Ezion Holdings, Ltd.	1,968,000	1,542,715
#*	Ezra Holdings, Ltd.	3,210,000	2,940,534
	F.J. Benjamin Holdings, Ltd.	1,210,000	327,029
#	Falcon Energy Group, Ltd.	1,007,000	208,240
*	Federal International 2000, Ltd.	1,675,350	48,997
#	First Resources, Ltd.	562,000	854,809
	Food Empire Holdings, Ltd.	1,094,400	320,844
	Fragrance Group, Ltd.	2,908,000	1,031,654
	Freight Links Express Holdings, Ltd.	4,140,737	203,621
*	Fu Yu Corp., Ltd.	3,544,750	231,631
#*	Gallant Venture, Ltd.	2,786,000	687,766
	GK Goh Holdings, Ltd.	1,458,000	973,821
	Global Yellow Pages, Ltd.	299,000	32,124
*	GMG Global, Ltd.	14,938,000	1,716,561
	Goodpack, Ltd.	1,174,000	1,658,165
	GP Batteries International, Ltd.	343,000	278,920
	GP Industries, Ltd.	2,872,209	905,233
*	Grand Banks Yachts, Ltd.	196,000	27,286
	GuocoLand, Ltd.	386,314	595,688
	GuocoLeisure, Ltd.	1,611,000	808,566
	Guthrie GTS, Ltd.	364,000	195,761
*	Healthway Medical Corp., Ltd.	4,193,776	311,543
	Hersing Corp., Ltd.	1,285,000	213,485
*	HG Metal Manufacturing, Ltd.	426,000	32,614
	Hiap Seng Engineering, Ltd.	612,000	154,080
	Hi-P International, Ltd.	1,203,000	946,047
	Ho Bee Investment, Ltd.	1,089,000	1,221,436
*	Hong Fok Corp., Ltd.	2,769,700	1,381,175

	Hong Leong Asia, Ltd.	568,000	$879,488
	Hotel Grand Central, Ltd.	1,182,535	763,189
	Hotel Properties, Ltd.	1,346,400	2,099,566
	Hour Glass, Ltd.	622,744	659,859
	HTL International Holdings, Ltd.	1,063,843	330,707
*	Huan Hsin Holdings, Ltd.	1,106,400	92,460
	HupSteel, Ltd.	1,572,875	250,584
	Hwa Hong Corp., Ltd.	2,186,000	757,586
#	Hyflux, Ltd.	3,141,500	3,744,282
	IFS Capital, Ltd.	421,080	138,177
*	Indofood Agri Resources, Ltd.	22,000	27,237
*	Informatics Education, Ltd.	2,722,000	193,280
	InnoTek, Ltd.	846,000	340,734
	IPC Corp., Ltd.	724,000	105,129
	Isetan (Singapore), Ltd.	122,500	363,490
	Jadason Enterprises, Ltd.	728,000	40,760
*	Jasper Investments, Ltd.	90,680	4,424
*	Jaya Holdings, Ltd.	1,468,000	669,866
*	JES International Holdings, Ltd.	2,096,000	358,182
*	Jiutian Chemical Group, Ltd.	2,337,000	81,575
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	267,230
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,392,884
	Khong Guan Flour Milling, Ltd.	35,000	49,839
	Kian Ann Engineering, Ltd.	1,276,000	223,474
	Kian Ho Bearings, Ltd.	664,500	132,049
	Koh Brothers Group, Ltd.	1,312,000	226,244
*	Lafe Corp., Ltd.	1,234,800	83,377
	LC Development, Ltd.	2,851,504	364,166
	Lee Kim Tah Holdings, Ltd.	1,600,000	900,484
	Lion Asiapac, Ltd.	473,000	72,374
*	LionGold Corp., Ltd.	201,000	171,184
	Lum Chang Holdings, Ltd.	1,042,030	252,732
	M1, Ltd.	809,000	1,636,608
#*	Manhattan Resources, Ltd.	960,000	650,809
	Marco Polo Marine, Ltd.	608,000	181,994
	Memstar Technology, Ltd.	1,114,000	55,980
	Memtech International, Ltd.	1,322,000	105,215
#*	Mercator Lines Singapore, Ltd.	555,000	63,804
	Metro Holdings, Ltd.	2,085,792	1,221,424
*	Miclyn Express Offshore, Ltd.	579,124	1,343,745
#	Midas Holdings, Ltd.	5,409,000	1,638,395
*	Mirach Energy, Ltd.	460,000	29,654
*	Miyoshi Precision, Ltd.	353,500	23,341
	Multi-Chem, Ltd.	1,263,000	128,435
*	Nam Cheong, Ltd.	871,740	136,336
	Nera Telecommunications, Ltd.	1,079,000	379,472
	New Toyo International Holdings, Ltd.	1,624,000	387,684
	Novo Group, Ltd.	55,500	8,896
	NSL, Ltd.	417,000	501,037
#*	Oceanus Group, Ltd.	5,610,000	371,008
#	OKP Holdings, Ltd.	207,000	101,297
	Orchard Parade Holdings, Ltd.	990,359	1,428,718
	OSIM International, Ltd.	1,465,000	1,476,813
	Ossia International, Ltd.	522,554	51,031
#	Otto Marine, Ltd.	2,451,000	248,575
	Overseas Union Enterprise, Ltd.	224,000	418,865
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,453,245
	Pan-United Corp., Ltd.	2,006,000	838,420
*	Penguin International, Ltd.	400,000	27,622
	Petra Foods, Ltd.	873,000	1,683,602

	Popular Holdings, Ltd.	2,763,650	$395,624
	PSC Corp., Ltd.	1,823,419	335,122
	QAF, Ltd.	907,561	540,639
	Qian Hu Corp., Ltd.	674,600	54,934
#	Raffles Education Corp., Ltd.	2,581,593	947,308
#	Raffles Medical Group, Ltd.	817,067	1,508,383
#	Rotary Engineering, Ltd.	1,159,600	655,540
	Roxy-Pacific Holdings, Ltd.	214,000	95,512
*	S I2I, Ltd.	13,826,000	364,046
	San Teh, Ltd.	999,087	250,560
	Sapphire Corp., Ltd.	704,000	90,528
	SBS Transit, Ltd.	953,500	1,299,702
	SC Global Developments, Ltd.	424,000	361,270
*	Seroja Investments, Ltd.	17,767	3,179
	Sim Lian Group, Ltd.	2,281,855	1,134,498
*	Sinarmas Land, Ltd.	4,095,000	1,150,692
	Sing Investments & Finance, Ltd.	198,450	259,143
	Singapore Land, Ltd.	60,000	287,508
	Singapore Post, Ltd.	3,282,120	2,661,809
	Singapore Reinsurance Corp., Ltd.	1,514,530	311,886
	Singapore Shipping Corp., Ltd.	1,689,000	260,166
	Singapura Finance, Ltd.	174,062	210,604
	Sinostar PEC Holdings, Ltd.	160,000	25,554
*	Sinwa, Ltd.	388,500	42,457
#	Sound Global, Ltd.	1,432,000	680,548
	Stamford Land Corp., Ltd.	2,927,000	1,294,095
	Straco Corp., Ltd.	130,000	19,425
	Sunningdale Tech, Ltd.	2,105,000	223,499
#	Sunvic Chemical Holdings, Ltd.	1,068,000	331,293
#	Super Group, Ltd.	1,022,000	1,471,174
	Superbowl Holdings, Ltd.	522,000	145,321
#*	Swiber Holdings, Ltd.	1,860,000	994,813
#*	Swissco Holdings, Ltd.	579,000	99,125
	Tat Hong Holdings, Ltd.	1,116,800	826,879
#	Technics Oil & Gas, Ltd.	596,000	436,928
	Thakral Corp., Ltd.	6,028,000	139,435
#*	Tiger Airways Holdings, Ltd.	2,094,500	1,283,773
	Tiong Woon Corp. Holding, Ltd.	1,126,250	209,905
*	Transcu Group, Ltd.	4,936,000	196,333
	Trek 2000 International, Ltd.	973,000	272,366
#	Tuan Sing Holdings, Ltd.	3,613,475	878,305
	UMS Holdings, Ltd.	1,154,000	441,072
	United Engineers, Ltd.	803,014	1,611,996
#	United Envirotech, Ltd.	1,146,000	310,442
	United Industrial Corp., Ltd.	230,000	510,870
	United Overseas Insurance, Ltd.	187,250	509,443
	UOB-Kay Hian Holdings, Ltd.	1,479,400	1,991,365
	Venture Corp., Ltd.	471,000	3,201,323
	Vicom, Ltd.	120,000	408,507
#	WBL Corp., Ltd.	614,000	1,747,114
	Wee Hur Holdings, Ltd.	979,000	217,769
	Wheelock Properties, Ltd.	1,210,000	1,820,350
	Wing Tai Holdings, Ltd.	2,441,000	2,491,029
	Xpress Holdings, Ltd.	3,079,000	78,509
	YHI International, Ltd.	1,174,000	336,810
#*	Yoma Strategic Holdings, Ltd.	132,000	53,453
	Yongnam Holdings, Ltd.	4,097,000	832,380
TOTAL SINGAPORE			111,245,409
TOTAL COMMON STOCKS			969,067,103

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
#* Apex Minerals NL Rights 04/11/12	6,916,054	$7,164
* Centrebet International, Ltd. Litigation Rights	81,336	—
#* Resource and Investment NL Warrants 05/31/13	14,155	1,466
TOTAL AUSTRALIA		8,630

HONG KONG — (0.0%)
* Beijing Yu Shen Warrants 03/07/14	244,000	—
* Cheuk Nang Holdings, Ltd. Warrants	15,458	2,339
* Climax International Co., Ltd. Rights 04/25/12	16,280	40
TOTAL HONG KONG		2,379

SINGAPORE — (0.0%)
* Transcu Group, Ltd. Warrants 09/01/13	1,018,000	16,197
TOTAL RIGHTS/WARRANTS		27,206

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@ DFA Short Term Investment Fund	202,000,000	202,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 04/02/12
(Collateralized by FNMA rates ranging from 3.019%(r) to 3.493%(r),
maturities ranging from 12/01/39 to 08/01/41, valued at $94,666) to be repurchased at $92,811	$93	92,810

TOTAL SECURITIES LENDING COLLATERAL		202,092,810

TOTAL INVESTMENTS — (100.0%)
(Cost $1,117,268,982)^^		$1,171,187,119

Summary of inputs used to value the Series’ investments as of March 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,696,196	$627,516,423	—	$629,212,619
Hong Kong	467,283	162,183,784	—	162,651,067
Malaysia	—	4,211	—	4,211
New Zealand	89,365	64,901,840	—	64,991,205
Norway	—	962,592	—	962,592
Singapore	2,571,312	108,674,097	—	111,245,409
Rights/Warrants
Australia	8,630	—	—	8,630
Hong Kong	—	2,379	—	2,379
Singapore	—	16,197	—	16,197
Securities Lending Collateral	—	202,092,810	—	202,092,810
TOTAL	$4,832,786	$1,166,354,333	—	$1,171,187,119

See accompanying Notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.9%)
AUSTRIA — (2.1%)
	Agrana Beteiligungs AG	17,322	$1,894,658
*	A-TEC Industries AG	21,828	—
	Atrium European Real Estate, Ltd.	421,158	2,070,400
*	Austria Email AG	715	5,936
	Austria Technologie & Systemtechnik AG	38,888	474,723
	BKS Bank AG	3,120	73,237
#	BWT AG	35,118	642,447
*	CA Immobilien Anlagen AG	163,483	1,870,928
*	Constantia Packaging AG Escrow Shares	18,095	—
*	DO & CO Restaurants & Catering AG	1,612	62,779
*	EAG-Beteiligungs AG	1,650	495
#	EVN AG	118,311	1,591,975
	Flughafen Wien AG	43,364	1,690,361
	Frauenthal Holding AG	12,084	159,591
#*	Intercell AG	113,081	409,610
	Josef Manner & Co. AG	870	63,522
#	Kapsch TrafficCom AG	19,296	1,635,791
#	Lenzing AG	38,346	4,158,957
#	Mayr-Melnhof Karton AG	33,159	3,339,314
	Oberbank AG	37,973	2,418,221
#	Oesterreichischen Post AG	129,039	4,491,699
#	Palfinger AG	52,504	1,323,732
*	Polytec Holding AG	71,246	651,926
	RHI AG	98,844	2,502,212
	Rosenbauer International AG	13,833	712,597
#*	S IMMO AG	203,382	1,218,441
*	S&T System Integration & Technology Distribution AG	6,318	16,850
	Schoeller-Bleckmann Oilfield Equipment AG	42,965	3,960,447
	Semperit Holding AG	40,419	1,732,963
#	Strabag SE	101,540	3,089,438
	UBM Realitaetenentwicklung AG	1,440	50,889
	Uniqa Versicherungen AG	184,842	3,143,267
#*	Warimpex Finanz und Beteiligungs AG	10,047	13,058
#	Wienerberger AG	410,348	4,807,950
	Wolford AG	11,252	359,101
#	Zumtobel AG	128,443	1,814,295
TOTAL AUSTRIA			52,451,810

BELGIUM — (3.0%)
#*	Ablynx NV	69,930	300,537
	Ackermans & van Haaren NV	102,814	8,709,439
*	Agfa-Gevaert NV	598,923	1,382,734
	Arseus NV	83,395	1,365,266
	Atenor Group NV	3,944	164,710
	Banque Nationale de Belgique SA	952	3,239,171
	Barco NV	55,666	4,022,949
#	Bekaert NV	110,402	3,559,750
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	232,584
	Compagnie d’Entreprises SA	41,428	2,640,812
*	Compagnie du Bois Sauvage SA	87	12
	Compagnie Immobiliere de Belgique SA	10,535	403,635
	Compagnie Maritime Belge SA	64,746	1,539,809
*	Deceuninck NV	268,523	491,796
*	Devgen NV	55,621	408,014
	D’Ieteren SA	129,060	6,011,193
	Duvel Moorgat SA	8,799	921,731
	Econocom Group SA	65,485	1,467,947
	Elia System Operator SA	124,286	5,263,202

*	Euronav SA	86,554	$785,527
	EVS Broadcast Equipment SA	51,147	2,653,205
	Exmar NV	132,340	1,142,528
	Floridienne SA	2,033	318,683
*	Galapagos NV	84,918	1,368,129
	Gimv NV	12,481	636,658
	Hamon & Compagnie International SA	4,148	98,957
	Henex SA	2,979	170,353
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	250,308
	Ion Beam Applications SA	79,751	671,210
	Jensen-Group NV	12,030	131,640
	Kinepolis Group NV	18,515	1,728,799
	Lotus Bakeries NV	1,361	910,983
	Melexis NV	93,665	1,650,090
*	Mobistar SA	37,519	1,870,287
#	Nyrstar NV	599,376	4,994,415
#*	Picanol NV	16,620	232,711
*	Realdolmen	120	21
*	RealDolmen NV	7,428	178,068
	Recticel SA	77,083	626,245
	Resilux SA	4,095	286,981
	Rosier SA	655	228,907
	Roularta Media Group NV	8,511	179,278
*	SAPEC SA	3,531	217,636
	Sioen Industries NV	52,140	384,947
	Sipef NV	28,693	2,695,794
	Softimat SA	24,253	127,604
*	Spector Photo Group SA	8,349	3,354
	Telenet Group Holding NV	606	25,066
	Ter Beke NV	2,260	159,664
	Tessenderlo Chemie NV	107,469	3,588,953
#*	ThromboGenics NV	122,252	4,065,931
*	TiGenix NV	22,164	19,513
	Van de Velde NV	31,947	1,788,352
	VPK Packaging Group SA	12,084	483,635
TOTAL BELGIUM			76,799,723

DENMARK — (2.9%)
*	Aarhus Lokalbank A.S.	7,872	8,515
*	Aktieselskabet Skjern Bank A.S.	3,276	55,294
#	Alk-Abello A.S.	25,725	1,923,572
*	Alm. Brand A.S.	466,665	961,345
*	Amagerbanken A.S.	647,900	—
	Ambu A.S. Series B	24,493	656,902
*	Arkil Holdings A.S. Series B	736	53,472
	Auriga Industries A.S. Series B	96,829	1,284,157
#*	Bang & Olufsen Holdings A.S.	138,857	1,820,339
#*	Bavarian Nordic A.S.	96,869	817,099
	BoConcept Holding A.S.	5,650	119,674
	Brodrene Hartmann A.S. Series B	11,730	233,989
*	Brondbyernes IF Fodbold A.S. Series B	12,924	41,846
	D/S Norden A.S.	110,869	3,310,922
*	Dalhoff Larsen & Horneman A.S.	40,950	50,411
*	Dantherm Holding A.S.	1,326	4,512
#	DFDS A.S.	18,568	1,079,357
*	Djursland Bank A.S.	8,970	204,714
#	East Asiatic Co., Ltd. A.S.	55,571	1,627,708
*	F.E. Bording A.S.	600	47,316
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	255,773
*	Genmab A.S.	140,715	1,168,777

#	GN Store Nord A.S.	803,034	$8,596,282
*	GPV Industri A.S. Series B	2,200	11,829
*	Greentech Energy Systems A.S.	2,119	5,934
	Gronlandsbanken A.S.	768	65,589
*	H&H International A.S. Series B	17,280	137,067
	Harboes Bryggeri A.S.	12,252	189,218
	Hojgaard Holding A.S. Series B	2,739	48,221
#	IC Companys A.S.	35,278	738,492
*	Incentive A.S.	3,575	11,854
	Jeudan A.S.	4,620	352,975
*	Jyske Bank A.S.	179,323	5,681,839
	Lan & Spar Bank A.S.	5,150	253,831
*	Lastas A.S. Series B	10,343	49,616
	Lollands Bank A.S.	248	5,257
*	Mols-Linien A.S.	27,490	95,481
#*	NeuroSearch A.S.	79,539	141,841
#	NKT Holding A.S.	92,105	4,214,059
#	Nordjyske Bank A.S.	17,600	235,124
	Norresundby Bank A.S.	7,350	199,341
#	North Media A.S.	36,665	158,104
*	Ostjydsk Bank A.S.	3,305	177,677
#*	Pandora A.S.	149,408	1,733,415
#*	Parken Sport & Entertainment A.S.	33,556	487,172
	Per Aarsleff A.S. Series B	7,213	560,566
*	Ringkjoebing Landbobank A.S.	17,328	2,174,014
	Roblon A.S. Series B	540	68,273
	Rockwool International A.S. Series B	24,514	2,349,853
	Royal Unibrew A.S.	40,267	2,810,322
*	Salling Bank A.S.	430	18,936
	Schouw & Co. A.S.	74,017	1,621,422
#	SimCorp A.S.	19,486	3,417,415
*	Sjaelso Gruppen A.S.	18,337	11,329
*	SKAKO A.S.	1,177	6,369
	Solar Holdings A.S. Series B	21,217	1,169,883
#*	Spar Nord Bank A.S.	255,166	1,085,607
*	Sparbank A.S.	10,930	88,119
*	Sparekassen Faaborg A.S.	1,972	87,957
	Sydbank A.S.	279,299	5,089,477
	Thrane & Thrane A.S.	16,739	1,144,595
	Tivoli A.S.	969	520,404
#*	TK Development A.S.	153,640	425,045
*	Topdanmark A.S.	53,386	9,290,295
*	TopoTarget A.S.	499,213	274,499
*	Topsil Semiconductor Materials A.S.	194,350	17,742
#*	Torm A.S.	123,250	69,720
	United International Enterprises A.S.	5,321	777,687
#*	Vestas Wind Systems A.S.	186,948	1,901,356
*	Vestjysk Bank A.S.	27,573	123,729
TOTAL DENMARK			74,420,526

FINLAND — (5.9%)
	Ahlstrom Oyj	22,304	447,694
	Aktia Oyj Series A	14,830	109,837
	Alma Media Oyj	277,852	1,976,653
	Amer Sports Oyj	435,366	5,691,633
	Aspo Oyj	82,551	870,081
#	Atria P.L.C.	21,602	164,169
*	Bank of Aland P.L.C. Series B	22,078	269,623
	BasWare Oyj	34,550	888,265
#*	Biotie Therapies Corp. Oyj	789,495	483,959
#	Cargotec Oyj Series B	133,524	5,099,802

	Citycon Oyj	761,205	$2,547,712
*	Componenta Oyj	34,813	148,942
#	Comptel P.L.C.	337,600	257,715
#	Cramo Oyj	148,755	2,127,635
	Digia P.L.C.	55,020	221,391
	Efore Oyj	114,965	105,798
*	Elcoteq SE	3,041	—
*	Elektrobit Corp. Oyj	16,849	15,287
	Elisa Oyj	494,801	11,865,776
*	eQ P.L.C.	67,120	170,006
	Etteplan Oyj	62,600	223,458
#*	Finnair Oyj	279,743	858,700
*	Finnlines Oyj	124,906	1,164,553
	Fiskars Oyj Abp	181,663	3,634,910
	F-Secure Oyj	463,536	1,236,139
*	GeoSentric Oyj	244,900	3,266
*	Glaston Oyj Abp	131,940	104,073
	HKScan Oyj Series A	99,158	706,339
	Huhtamaki Oyj	365,393	5,311,967
	Ilkka-Yhtyma Oyj	61,503	560,553
#	KCI Konecranes Oyj	245,559	6,450,662
#	Kemira Oyj	395,647	5,248,178
	Kesko Oyj Series B	76,731	2,489,302
#	Laennen Tehtaat Oyj	18,920	365,772
	Lassila & Tikanoja Oyj	134,457	1,978,355
#	Lemminkainen Oyj	22,983	594,085
#*	M-real Oyj Series B	1,549,706	4,343,678
*	Neo Industrial Oyj	15,727	46,976
#*	Neste Oil Oyj	285,400	3,513,975
	Nordic Aluminium Oyj	10,440	422,956
	Okmetic Oyj	54,904	426,375
	Olvi Oyj Series A	62,708	1,460,692
#	Oriola-KD Oyj Series A	5,045	12,905
#	Oriola-KD Oyj Series B	377,719	941,543
	Orion Oyj Series A	130,184	2,575,884
#	Orion Oyj Series B	338,669	6,695,718
#	Outokumpu Oyj (4665148)	426,546	894,715
*	Outokumpu Oyj (B7LR4X9)	2,985,822	6,264,018
#	Outotec Oyj	163,942	8,314,342
	PKC Group Oyj	61,617	1,412,211
#	Pohjola Bank P.L.C. Series A	331,849	3,677,047
	Ponsse Oyj	25,446	273,120
#	Poyry Oyj	187,165	1,499,444
	Raisio P.L.C. Series V	515,154	1,689,944
#	Ramirent Oyj	314,761	2,750,107
	Rapala VMC Oyj	113,258	913,889
#	Rautaruukki Oyj Series K	323,076	3,392,130
	Raute Oyj Series A	10,298	118,641
	Ruukki Group Oyj	604,909	726,147
	Saga Furs Oyj	11,244	247,353
#	Sanoma Oyj	312,032	3,991,118
*	Scanfil P.L.C.	123,479	128,454
	Sievi Capital P.L.C.	123,479	190,989
	SRV Group P.L.C.	7,277	41,100
	Stockmann Oyj Abp Series A	43,914	995,616
#	Stockmann Oyj Abp Series B	112,363	2,421,372
#	Technopolis Oyj	234,507	1,241,899
	Teleste Oyj	53,559	299,537
#	Tieto Oyj	291,983	5,485,803
#	Tikkurila Oyj	134,108	2,539,126
	Tulikivi Oyj	62,013	57,595

#	Uponor Oyj Series A	219,676	$2,523,316
#	Vacon Oyj	45,190	2,411,812
#	Vaisala Oyj Series A	39,132	834,906
	Viking Line Abp	10,366	283,550
#	Yit Oyj	408,490	8,776,192
TOTAL FINLAND			149,228,485

FRANCE — (9.9%)
	ABC Arbitrage SA	22,399	214,561
#*	Air France-KLM	269,051	1,528,613
#	Akka Technologies SA	12,641	395,399
	Ales Groupe SA	31,615	599,148
*	Altamir Amboise SA	68,822	676,749
	ALTEN SA	68,354	2,181,939
#*	Altran Technologies SA	676,432	4,237,865
	April SA	74,171	1,373,686
#*	Archos SA	75,094	813,632
	Arkema SA	108,698	10,137,142
*	Artprice.com SA	7,433	379,841
#	Assystem	55,571	1,249,317
#*	Atari SA	102,420	239,514
	AtoS SA	41,865	2,414,570
	Aubay SA	10,285	76,152
	Audika SA	21,251	368,053
#	Aurea SA	3,551	28,179
	Avenir Telecom SA	17,841	15,467
*	Axway Software SA	22,982	555,215
*	Baccarat SA	1,090	221,407
	Banque Tarneaud SA	1,430	188,082
#	Beneteau SA	179,820	2,185,314
#*	Bigben Interactive SA	10,448	107,742
#*	BioAlliance Pharma SA	45,552	272,379
	Boiron SA	28,682	971,383
	Boizel Chanoine Champagne SA	7,266	464,910
	Bonduelle SCA	13,776	1,352,679
	Bongrain SA	34,266	2,366,305
#	Bourbon SA	183,342	5,459,352
*	Boursorama SA	63,019	526,973
*	Bull SA	309,488	1,197,986
	Burelle SA	3,866	1,098,368
	Cafom SA	5,092	50,929
*	Catering International Services SA	329	39,557
	CBo Territoria SA	17,193	66,507
	Cegedim SA	16,591	530,498
	CEGID Group SA	16,376	358,188
	CFAO SA	60,854	2,615,891
*	Cie des Alpes	5,791	128,347
*	Cie Generale de Geophysique - Veritas SA	7,137	212,116
	Ciments Francais SA	6,174	442,141
*	Club Mediterranee SA	87,116	1,847,312
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	88,041
*	CS Communication & Systemes SA	5,100	20,675
	Damartex SA	20,856	531,767
	Derichebourg SA	548,515	1,824,664
	Devoteam SA	22,441	396,453
*	Dynaction SA	12,745	98,590
*	Eiffage SA	51,191	1,977,680
	Electricite de Strasbourg SA	21,886	2,975,775
#	Entrepose Contracting SA	3,483	361,962
	Esso SA Francaise	9,411	923,348
	Establissements Maurel et Prom SA	326,408	5,747,708

*	Etam Developpement SA	1,949	$36,680
	Euler Hermes SA	40,320	3,167,953
#*	Euro Disney SCA	138,383	944,725
	Eurofins Scientific SA	17,847	1,948,457
	Exel Industries SA Series A	10,680	532,649
#	Faiveley Transport SA	21,104	1,463,633
	Faurecia SA	112,901	3,046,356
	Fimalac SA	31,490	1,231,993
	Fleury Michon SA	4,694	185,951
#*	GameLoft SA	153,330	953,857
*	Gascogne SA	6,907	174,980
	Gaumont SA	13,980	838,501
*	GEA SA	1,000	93,230
#*	GECI International SA	59,392	218,616
#	Gemalto NV	106,858	7,056,486
	Gevelot SA	3,584	296,397
*	GFI Informatique SA	136,907	495,144
	GL Events SA	21,468	456,919
	GPE Groupe Pizzorno SA	5,200	78,220
	Groupe Crit SA	24,255	534,444
	Groupe Flo SA	29,358	171,278
*	Groupe Go Sport SA	1,125	10,216
	Groupe Gorge SA	18,510	209,367
	Groupe Guillin SA	1,061	74,704
*	Groupe Open SA	27,590	222,689
*	Groupe Partouche SA	61,786	126,851
	Groupe Steria SCA	82,770	1,882,728
	Guerbet SA	6,577	627,504
	Guyenne et Gascogne SA	25,083	2,716,423
*	Haulotte Group SA	61,352	705,328
#	Havas SA	1,237,226	7,193,925
#*	Hi-Media SA	116,838	408,968
*	Idsud SA	2,227	71,733
	Ingenico SA	120,417	5,830,619
	Interparfums SA	15,783	447,855
	Ipsen SA	61,464	1,680,986
#	Ipsos SA	94,553	3,393,151
*	Jacquet Metal Service SA	48,141	690,641
*	Kaufman & Broad SA	864	17,967
	Korian SA	8,204	150,781
	Laurent-Perrier SA	12,546	1,346,921
	LDC SA	19	2,126
	Lectra SA	83,499	474,800
	Lisi SA	16,907	1,418,446
*	LVL Medical Groupe SA	18,786	337,957
	M6 Metropole Television SA	160,626	2,901,733
	Maisons France Confort SA	11,538	364,976
#*	Manitou BF	48,911	1,155,183
	Manutan International SA	14,553	688,560
#*	Maurel & Prom Nigeria	323,678	893,601
*	Medica SA	98,227	1,609,793
	Mersen SA	64,007	2,269,509
#	MGI Coutier SA	2,753	147,266
*	Modelabs Group SA	6	29
	Montupet SA	8,127	58,328
	Mr. Bricolage SA	30,731	432,135
	Naturex SA	12,810	903,606
#	Neopost SA	100,958	6,497,814
	Nexans SA	131,823	8,905,230
	Nexity SA	85,691	2,713,701
*	NextRadioTV SA	3,030	58,120

#*	NicOx SA	245,527	$1,062,348
	Norbert Dentressangle SA	20,989	1,864,170
*	NRJ Group SA	26,204	230,072
	Oeneo SA	113,285	370,450
#	Orpea SA	101,314	3,583,769
	Osiatis SA	685	5,712
#	PagesJaunes Groupe SA	384,634	1,252,461
	Paris Orleans et Cie SA	1,401	31,748
*	Parrot SA	23,860	659,310
	Pierre & Vacances SA	18,411	601,348
	Plastic Omnium SA	96,698	2,803,510
#	Plastivaloire SA	4,552	112,259
	PSB Industries SA	8,438	320,725
	Rallye SA	95,651	3,592,782
*	Recylex SA	55,481	235,382
	Remy Cointreau SA	80,912	8,221,342
	Robertet SA	3,167	511,117
#*	Rodriguez Group SA	31,298	164,929
	Rougier SA	6,115	250,964
	Rubis SA	83,068	4,858,468
#*	S.T. Dupont SA	300,960	184,908
	Sa des Ciments Vicat SA	35,650	2,367,175
	Sabeton SA	13,500	253,535
	Saft Groupe SA	79,482	2,577,372
	Samse SA	8,342	784,440
	Sartorius Stedim Biotech SA	7,598	534,351
	Seche Environnement SA	4,452	190,299
	Sechilienne SA	62,522	1,070,336
	Securidev SA	2,500	108,304
	Sequana SA	58,516	373,887
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	148,211
	Societe BIC SA	69,632	6,989,538
	Societe d’Edition de Canal Plus SA	306,742	1,943,732
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,451,503
	Societe Internationale de Plantations d’Heveas SA	4,634	510,527
	Societe Pour l’Informatique Industrielle SA	40,908	271,132
	Societe Television Francaise 1 SA	328,418	4,020,308
#*	Soitec SA	399,310	2,304,137
	Somfy SA	21,738	4,638,138
	Sopra Group SA	22,982	1,453,442
*	Spir Communication SA	3,879	113,589
*	Stallergenes SA	8,231	492,838
#*	Ste Industrielle d’Aviation Latecoere SA	18,161	287,821
	Stef SA	29,121	1,543,302
*	Store Electronic SA	3,133	43,837
#	Sword Group SA	18,283	334,039
	Synergie SA	59,217	723,239
#*	Technicolor SA	321,494	880,579
	Teleperformance SA	182,548	5,217,402
	Tessi SA	5,050	547,158
#*	Theolia SA	347,281	486,622
*	Thermador Groupe	1,577	273,168
	Tonnellerie Francois Freres SA	3,839	151,807
	Total Gabon SA	719	347,163
	Touax SA	1,530	51,358
	Toupargel Groupe SA	111	1,345
#*	Transgene SA	34,857	490,721
	Trigano SA	29,525	508,429
*	UbiSoft Entertainment SA	342,902	2,530,805
	Union Financiere de France Banque SA	16,828	489,266
	Valeo SA	156,383	8,205,533

	Viel et Compagnie SA	158,130	$533,261
#	Vilmorin & Cie SA	20,195	2,182,895
	Virbac SA	17,494	2,781,666
#*	Vivalis SA	27,791	261,067
	VM Materiaux SA	6,914	246,646
	Vranken Pommery Monopole SA	14,162	494,871
	Zodiac Aerospace SA	82,754	8,609,732
TOTAL FRANCE			251,443,110

GERMANY — (12.2%)
	A.S. Creation Tapeton AG	6,853	232,429
*	AAP Implantate AG	47,250	51,050
*	Aareal Bank AG	423,110	8,548,807
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	204
*	ADVA AG Optical Networking	128,074	917,517
	AGROB Immobilien AG	5,800	82,418
#*	Air Berlin P.L.C.	117,774	371,855
#	Aixtron SE	314,748	5,440,405
*	Aligna AG	318,087	8,060
	Allgeier Holding AG	9,036	151,931
	Amadeus Fire AG	16,192	750,460
*	Analytik Jena AG	339	5,678
*	Andreae-Noris Zahn AG	26,412	979,006
#	Asian Bamboo AG	29,133	451,398
#	AUGUSTA Technologie AG	28,595	675,606
	Aurubis AG	153,470	8,109,990
	Baader Bank AG	132,511	378,261
#*	Balda AG	127,634	1,059,119
#	Bauer AG	24,376	748,332
	BayWa AG	28,329	1,077,069
	Bechtle AG	49,866	2,222,042
	Bertrandt AG	23,001	1,734,881
*	Beta Systems Software AG	8,550	23,748
#*	Bijou Brigitte AG	3,569	353,003
	Bilfinger Berger SE	100,318	9,410,114
#	Biotest AG	20,784	1,301,099
*	BKN International AG	33,408	356
*	BMP Media Vestors AG	39,481	36,782
*	Borussia Dortmund GmbH & Co. KGaA	208,512	701,211
*	CANCOM AG	27,644	417,201
#	Carl Zeiss Meditec AG	88,691	2,153,007
	CAT Oil AG	48,890	407,261
*	Celesio AG	119,149	2,156,435
	CENIT AG	9,523	80,174
*	Centrosolar Group AG	6,402	8,035
	Centrotec Sustainable AG	42,634	743,651
#	Centrotherm Photovoltaics AG	28,152	369,559
	Cewe Color Holding AG	15,268	640,580
*	Colonia Real Estate AG	9,783	43,682
	Comdirect Bank AG	139,558	1,614,648
#	CompuGroup Medical AG	25,879	365,276
#*	Conergy AG	264,408	169,239
#*	Constantin Medien AG	359,780	835,497
	CropEnergies AG	70,226	473,356
	CTS Eventim AG	106,100	3,665,288
*	Curanum AG	100,137	277,376
#	DAB Bank AG	130,043	688,495
	Data Modul AG	11,455	239,345
	Delticom AG	6,024	641,737
	Deufol AG	113,203	143,194
#	Deutsche Beteiligungs AG	29,148	661,431

	Deutsche Wohnen AG	295,196	$4,362,930
*	Deutz AG	263,835	1,758,876
#*	Dialog Semiconductor P.L.C.	166,323	4,057,873
	DIC Asset AG	13,115	128,484
	Dierig Holding AG	10,500	165,246
	Douglas Holding AG	105,346	4,694,592
#	Dr. Hoenle AG	14,858	219,871
	Draegerwerk AG & Co. KGaA	1,641	156,471
	Drillisch AG	158,285	1,899,502
	Duerr AG	36,111	2,298,452
	DVB Bank SE	173,470	5,439,305
#	Eckert & Ziegler AG	10,620	348,211
	Elmos Semiconductor AG	34,592	396,567
#	ElreingKlinger AG	106,886	3,060,448
#*	Epigenomics AG	4,203	12,434
	Erlus AG	2,970	129,078
#*	Euromicron AG	20,330	603,045
	Euwax AG	15,170	1,018,091
*	Evotec AG	1,165,338	4,400,936
	Fielmann AG	39,716	3,818,059
#*	First Sensor AG	11,960	158,753
*	FJA AG	217	401
#	Freenet AG	372,758	6,028,569
#	Fuchs Petrolub AG	139,623	7,355,778
#	GAGFAH SA	281,532	2,384,201
	GBW AG	28,417	681,537
	Gerresheimer AG	91,775	4,014,519
	Gerry Weber International AG	89,108	3,419,088
*	Gesco AG	10,010	873,119
	GFK SE	72,083	3,838,974
	GFT Technologies AG	66,050	273,377
#*	Gigaset AG	175,782	633,924
*	Gildemeister AG	164,692	3,225,799
*	Grammer AG	38,035	887,694
	Grenkeleasing AG	32,703	1,976,001
	H&R AG	42,122	842,314
	Hamborner REIT AG	17,055	172,880
	Hamburger Hafen und Logistik AG	55,006	1,852,639
#*	Hansa Group AG	146,815	671,827
	Hawesko Holding AG	19,463	958,006
#*	Heidelberger Druckmaschinen AG	734,833	1,473,333
	Homag Group AG	13,786	207,838
	Indus Holding AG	51,562	1,591,779
	Innovation in Traffic Systems AG	23,949	588,134
	Interseroh SE	21,642	1,531,109
#*	Intershop Communications AG	62,598	245,452
#	Isra Vision Systems AG	10,917	273,663
*	IVG Immobilien AG	400,498	1,282,066
*	Jenoptik AG	162,963	1,217,563
*	Joyou AG	4,378	56,075
*	Kampa AG	35,505	2,794
	Kloeckner & Co. SE	341,221	4,946,894
	Koenig & Bauer AG	7,004	123,694
#	Kontron AG	189,937	1,585,606
#	Krones AG	72,618	3,644,778
	KSB AG	3,584	2,257,256
#*	Kuka AG	102,786	2,206,955
	KWS Saat AG	17,224	3,882,249
	Leifheit AG	12,500	411,291
	Leoni AG	115,635	6,018,875
*	Loewe AG	25,187	177,652

#	LPKF Laser & Electronics AG	24,777	$385,294
#*	Manz AG	5,470	203,942
#*	Masterflex AG	19,347	139,611
*	Maxdata Computer AG	94,120	15,189
	Mediclin AG	119,554	581,195
#*	Medigene AG	90,619	179,298
	Mensch und Maschine Software AG	27,532	184,102
	MLP AG	216,957	1,927,600
	Mobotix AG	13,404	449,736
*	Mologen AG	24,513	304,033
*	Morphosys AG	65,373	1,677,138
#*	MPC Muenchmeyer Petersen Capital AG	5,101	9,204
	MTU Aero Engines Holding AG	142,908	11,512,141
#	Muehlbauer Holding & Co. AG	14,905	496,548
#	MVV Energie AG	114,055	3,694,918
	Nemetschek AG	24,668	1,022,195
*	Nexus AG	33,813	381,140
#*	Nordex SE	156,986	948,945
#	OHB AG	35,659	640,239
	Oldenburgische Landesbank AG	4,234	158,461
	P&I Personal & Informatik AG	17,889	676,644
*	Patrizia Immobilien AG	41,920	279,122
#	Pfeiffer Vacuum Technology AG	34,299	3,887,097
#*	Pfleiderer AG	98,494	30,562
	Phoenix Solar AG	4,057	7,515
	PNE Wind AG	167,451	380,155
#	Praktiker AG	195,237	478,320
	Progress-Werk Oberkirch AG	6,250	349,782
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	30,993	697,124
	PVA TePla AG	46,019	231,930
#*	Q-Cells SE	226,583	64,094
#*	QSC AG	306,094	883,302
	R Stahl AG	14,410	508,430
#	Rational AG	15,420	3,610,241
*	REALTECH AG	13,541	111,117
	Renk AG	14,076	1,271,462
	Rheinmetall AG	126,838	7,510,029
	Rhoen-Klinikum AG	406,308	8,157,308
	Ruecker AG	18,832	311,370
	S.A.G. Solarstrom AG	18,375	51,421
*	SAF-Holland SA	122,478	1,034,675
	Schaltbau Holding AG	1,921	211,214
*	Sedo Holding AG	69,691	279,307
	Sektkellerei Schloss Wachenheim AG	14,520	141,317
*	SER Systems AG	9,400	213
#*	SGL Carbon SE	229,387	10,504,248
#*	Singulus Technologies AG	236,814	848,998
	Sinner AG	2,660	52,165
	Sixt AG	81,198	1,741,645
*	SKW Stahl-Metallurgie Holding AG	15,514	320,812
#*	Sky Deutschland AG	1,064,773	2,948,700
*	SM Wirtschaftsberatungs AG	18,133	116,084
#*	SMA Solar Technology AG	21,782	987,355
*	SMT Scharf AG	2,431	78,398
	Software AG	163,367	6,118,112
*	Solar Millennium AG	22,486	3,059
*	Solar-Fabrik AG	11,580	33,849
#	Solarworld AG	285,203	900,614
*	Solon SE	21,137	3,236
	Stada Arzneimittel AG	186,918	6,134,722
	STINAG Stuttgart Invest AG	35,003	727,045

*	Stoehr & Co. AG	6,000	$14,178
	STRATEC Biomedical AG	27,909	1,153,829
*	Stroer Out-of-Home Media AG	57,987	979,059
*	Sunways AG	15,010	37,862
#*	Suss Microtec AG	59,969	860,743
#	Symrise AG	330,233	9,554,732
	Syzygy AG	30,656	142,233
#*	TAG Immobilien AG	273,806	2,551,443
	Takkt AG	126,507	1,956,660
	TDS Informationstechnologie AG	89,063	516,381
#	Telegate AG	16,807	134,287
*	Tipp24 SE	13,043	681,577
*	Tom Tailor Holding AG	44,222	787,642
	Tomorrow Focus AG	113,715	637,450
#*	TUI AG	468,655	3,483,301
	UMS United Medical Systems International AG	6,203	56,676
	UmweltBank AG	17,805	665,481
	United Internet AG	1,901	35,829
	VBH Holding AG	9,415	47,067
#*	Verbio AG	52,498	249,286
#	Vossloh AG	37,975	3,748,764
	VTG AG	32,073	626,792
#	Wacker Neuson SE	48,838	870,245
*	Wanderer-Werke AG	7,903	685
	Washtec AG	5,180	64,618
	Wincor Nixdorf AG	119,287	5,873,927
	Wirecard AG	284,730	5,427,389
	Wuerttembergische Lebensversicherung AG	27,257	564,215
	Wuerttembergische Metallwarenfabrik AG	29,451	1,421,134
#	XING AG	12,102	887,817
	Zhongde Waste Technology AG	3,057	12,967
#*	zooplus AG	5,927	328,204
TOTAL GERMANY			307,526,420

GREECE — (1.8%)
*	Aegean Airlines S.A.	5,746	10,784
*	Aegek S.A.	120,000	15,983
*	Agricultural Bank of Greece S.A.	29,322	8,679
*	Alfa Alfa Energy S.A.	3,810	7,063
*	Alpha Bank A.E.	640,400	843,099
*	Alumil Aluminum Industry S.A.	48,665	17,310
*	Alysida S.A.	2,376	6,309
*	Anek Lines S.A.	498,242	65,900
*	Astir Palace Hotels S.A.	93,886	289,770
*	Athens Medical Center S.A.	150,874	52,465
*	Atlantic Supermarkets S.A.	34,730	3,706
*	Attica Bank S.A.	184,869	55,066
*	Atti-Kat S.A.	56,554	1,540
*	Autohellas S.A.	83,520	154,329
*	Babis Vovos International Construction S.A.	21,073	8,504
*	Balafas S.A.	15,200	3,852
*	Balkan Real Estate S.A.	5,450	1,816
	Bank of Cyprus Public Co., Ltd.	3,923,712	2,418,313
	Bank of Greece S.A.	133,571	2,502,903
*	Daios Plastics S.A.	16,350	112,128
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	275,576	84,762
*	Dionic S.A.	16,092	2,794
#*	EFG Eurobank Ergasias S.A.	971,907	806,143
*	Elastron S.A.	93,108	65,631
*	Elbisco Holding S.A.	28,098	5,077
	Elektrak S.A.	37,275	87,065

*	Elektroniki Athinon SA	7,497	$5,607
	Ellaktor S.A.	536,022	857,098
*	Elval - Hellenic Aluminium Industry S.A.	28,590	45,803
*	Etma Rayon S.A.	11,242	21,141
	Euro Reliance General Insurance Co. S.A.	54,730	33,838
*	Euromedica S.A.	33,079	15,371
	EYDAP Athens Water Supply & Sewage Co. S.A.	112,637	630,110
*	F.G. Europe S.A.	4,536	2,546
*	Folli Follie Group S.A.	144,267	1,504,168
*	Forthnet S.A.	253,290	35,981
*	Fourlis Holdings S.A.	146,787	270,101
	Frigoglass S.A.	113,901	746,593
	GEK Terna S.A.	296,155	385,557
*	Geniki Bank S.A.	31,074	9,676
*	Halkor S.A.	226,556	141,845
*	Hellenic Cables S.A.	64,529	116,847
	Hellenic Exchanges S.A.	284,475	1,132,441
	Hellenic Petroleum S.A.	326,121	2,529,013
*	Hellenic Sugar Industry S.A.	78,005	91,765
*	Hellenic Telecommunication Organization Co. S.A.	659,335	2,821,678
*	Heracles General Cement Co. S.A.	77,436	197,105
*	Iaso S.A.	206,042	164,233
	Inform P. Lykos S.A.	23,285	23,189
*	Informatics S.A.	3,778	1,562
*	Intracom Holdings S.A.	313,001	82,537
*	Intracom Technical & Steel Constructions S.A.	74,651	55,002
	Intralot S.A.-Integrated Lottery Systems & Services	551,157	527,521
*	Ionian Hotel Enterprises S.A.	16,914	321,451
*	Ipirotiki Software & Publications S.A.	22,110	57,207
	JUMBO S.A.	389,721	1,903,674
	Karelia Tobacco Co., Inc. S.A.	5,787	736,525
*	Kathimerini Publishing S.A.	47,170	60,016
*	Lambrakis Press S.A.	115,149	28,030
*	Lamda Development S.A.	905	3,009
*	Lan-Net S.A.	12,688	20,306
*	Lavipharm S.A.	57,739	15,525
	Loulis Mills S.A.	41,702	79,789
*	Marfin Investment Group S.A.	2,380,237	914,181
*	Marfin Popular Bank PCL	3,674,665	1,154,079
	Metka S.A.	99,168	952,006
*	Michaniki S.A.	155,442	32,442
	Motor Oil (Hellas) Corinth Refineries S.A.	236,882	1,927,159
*	Mytilineos Holdings S.A.	353,647	1,282,499
*	National Bank of Greece S.A.	792,374	2,052,980
*	Neorion Holdings S.A.	14,991	3,977
*	OPAP S.A.	138,056	1,341,513
*	Pegasus Publishing S.A.	94,144	49,479
*	Piraeus Bank S.A.	4,691,636	1,848,920
	Piraeus Port Authority S.A.	21,267	299,697
*	Promota Hellas S.A.	8,860	2,718
*	Proton Bank S.A.	141,214	—
	Public Power Corp. S.A.	465,175	2,081,691
*	Real Estate Development & Services S.A.	94,497	68,105
	S&B Industrial Minerals S.A.	68,336	438,120
*	Sarantis S.A.	74,884	189,419
*	Selected Textile S.A.	60,619	46,039
*	Sfakianakis S.A.	17,776	23,148
*	Sidenor Steel Products Manufacturing Co. S.A.	203,373	314,716
*	T Bank S.A.	228,007	14,597
*	Technical Olympic S.A.	2,237	3,771
*	Teletypos S.A. Mega Channel	77,669	30,963

	Terna Energy S.A.	133,693	$303,808
*	Themeliodomi S.A.	37,422	18,467
	Thessaloniki Port Authority S.A.	6,936	108,899
	Thessaloniki Water Supply & Sewage Co. S.A.	15,807	87,671
	Thrace Plastics Co. S.A.	99,700	72,020
	Titan Cement Co. S.A.	203,093	3,746,993
#*	TT Hellenic Postbank S.A.	695,353	391,238
*	Varvaressos S.A. European Spinning Mills	10,832	1,405
*	Viohalco Hellenic Copper and Aluminum Industry S.A.	603,593	2,577,659
TOTAL GREECE			45,685,230

IRELAND — (2.8%)
	Abbey P.L.C.	83,095	648,342
*	Aer Lingus Group P.L.C.	752,359	941,105
*	Aminex P.L.C.	496,086	39,592
	C&C Group P.L.C. (B010DT8)	399,607	2,051,479
	C&C Group P.L.C. (B011Y09)	1,014,594	5,224,311
	DCC P.L.C. (0242493)	308,989	7,664,735
	DCC P.L.C. (4189477)	19,143	473,926
	Donegal Creameries P.L.C.	26,085	126,752
	Dragon Oil P.L.C.	1,053,747	10,397,599
*	Elan Corp. P.L.C.	74,754	1,099,484
	FBD Holdings P.L.C.	125,728	1,525,949
	Fyffes P.L.C.	1,016,246	586,033
	Glanbia P.L.C. (0066950)	700,613	5,195,408
	Glanbia P.L.C. (4058629)	69,229	513,187
	Grafton Group P.L.C.	557,027	2,318,274
	IFG Group P.L.C.	337,495	656,839
*	Independent News & Media P.L.C. (B59HWB1)	387,242	110,673
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	91,528
	Irish Continental Group P.L.C.	91,000	1,917,903
*	Kenmare Resources P.L.C. (0487948)	4,136,548	3,317,704
*	Kenmare Resources P.L.C. (4490737)	383,517	307,212
	Kingspan Group P.L.C. (0492793)	351,640	3,657,887
	Kingspan Group P.L.C. (4491235)	95,123	988,165
*	McInerney Holdings P.L.C.	697,135	—
	Paddy Power P.L.C. (0258810)	180,573	11,371,123
	Paddy Power P.L.C. (4828974)	10,071	634,347
*	Providence Resources P.L.C.	61,917	454,872
*	Smurfit Kappa Group P.L.C.	458,173	4,178,814
	Total Produce P.L.C.	805,004	483,009
	United Drug P.L.C. (3302480)	820,214	2,323,626
	United Drug P.L.C. (3335969)	63,911	180,890
TOTAL IRELAND			69,480,768

ISRAEL — (2.2%)
*	Africa Israel Investments, Ltd.	254,834	1,026,961
*	Africa Israel Properties, Ltd.	33,922	344,407
	Africa Israel Residences, Ltd.	594	6,568
*	Airport City, Ltd.	84,047	372,986
	Alon Holdings Blue Square Israel, Ltd.	46,194	179,199
*	AL-ROV Israel, Ltd.	15,025	363,802
	Alrov Properties & Lodgings, Ltd.	5,083	90,736
*	Alvarion, Ltd.	189,392	175,046
	Amot Investments, Ltd.	147,351	384,717
*	AudioCodes, Ltd.	159,083	425,289
*	Avgol Industries 1953, Ltd.	267,637	225,120
*	Azorim Investment Development & Construction Co., Ltd.	302	299
*	Babylon, Ltd.	49,525	228,585
	Bayside Land Corp.	2,122	427,276
	Big Shopping Centers 2004, Ltd.	1,832	42,005

*	Biocell, Ltd.	16,731	$114,058
*	BioLineRX, Ltd.	499,334	150,574
	Blue Square Real Estate, Ltd.	3,782	79,750
	British Israel Investments, Ltd.	27,461	103,672
*	Cellcom Israel, Ltd.	39,098	501,424
*	Ceragon Networks, Ltd.	51,964	488,181
*	Clal Biotechnology Industries, Ltd.	146,663	582,894
	Clal Industries & Investments, Ltd.	285,112	1,061,732
	Clal Insurance Enterprises Holdings, Ltd.	83,321	1,243,830
*	Compugen, Ltd.	37,175	223,634
	Delek Automotive Systems, Ltd.	111,726	917,078
	Delta-Galil Industries, Ltd.	19,757	149,195
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	62,697
	DS Apex Holdings, Ltd.	38,130	180,069
*	El Al Israel Airlines, Ltd.	738,714	95,280
*	Elbit Medical Imaging, Ltd.	53,265	139,885
*	Electra Real Estate, Ltd.	19,237	48,308
	Electra, Ltd.	5,971	531,169
*	Elron Electronic Industries, Ltd.	57,768	267,732
*	Evogene, Ltd.	68,666	310,305
*	EZchip Semiconductor, Ltd.	49,025	2,141,281
*	First International Bank of Israel, Ltd.	98,118	1,063,021
	FMS Enterprises Migun, Ltd.	10,300	176,873
	Formula Systems (1985), Ltd.	36,549	622,411
	Frutarom Industries, Ltd.	162,348	1,588,172
*	Gilat Satellite Networks, Ltd.	78,174	313,208
*	Given Imaging, Ltd.	36,487	685,277
	Golf & Co., Ltd.	57,649	218,812
	Granite Hacarmel Investments, Ltd.	144,714	207,745
*	Hadera Paper, Ltd.	9,516	383,061
	Harel Insurance Investments & Finances, Ltd.	36,328	1,254,837
	Hot Telecommunications Systems, Ltd.	92,836	1,038,060
*	Industrial Building Corp., Ltd.	241,071	375,591
*	Israel Cold Storage & Supply Co., Ltd.	1,076	11,664
*	Israel Discount Bank, Ltd. Series A	957,314	1,276,008
	Israel Land Development Co., Ltd. (The)	22,615	171,703
	Ituran Location & Control, Ltd.	84,441	1,140,203
*	Jerusalem Oil Exploration, Ltd.	30,518	578,540
*	Kamada, Ltd.	110,315	642,361
	Kardan Vehicle, Ltd.	293	1,840
*	Kardan Yazamut	95,268	16,155
	Maabarot Products, Ltd.	21,999	197,774
*	Magic Software Enterprises, Ltd.	15,817	103,235
	Matrix IT, Ltd.	171,428	837,334
	Melisron, Ltd.	40,803	724,324
*	Mellanox Technologies, Ltd.	98,228	4,047,916
*	Menorah Mivtachim Holdings, Ltd.	101,061	786,169
	Migdal Insurance & Financial Holding, Ltd.	934,324	1,439,825
	Mizrahi Tefahot Bank, Ltd.	16,394	148,924
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	405,945
	Neto Me Holdings, Ltd.	5,411	210,503
*	NICE Systems, Ltd.	8,213	323,421
*	NICE Systems, Ltd. Sponsored ADR	43,880	1,724,484
*	Nitsba Holdings (1995), Ltd.	93,132	789,829
*	Nova Measuring Instruments, Ltd.	22,876	201,371
*	Oil Refineries, Ltd.	3,243,030	1,905,233
	Ormat Industries, Ltd.	293,852	1,544,586
	Osem Investments, Ltd.	89,710	1,387,956
*	Partner Communications Co., Ltd.	90,914	699,282
	Paz Oil Co., Ltd.	16,372	2,245,494
	Phoenix Holdings, Ltd. (The)	195,715	472,346

	Plasson Industries, Ltd.	8,180	$217,028
*	RADVision, Ltd.	20,382	240,351
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	972,180
*	Retalix, Ltd.	65,875	1,209,427
	Scailex Corp, Ltd.	29,002	125,702
	Shikun & Binui, Ltd.	794,937	1,385,208
*	Space Communication, Ltd.	12,996	227,403
*	Strauss Group, Ltd.	122,758	1,501,473
*	Suny Electronic, Ltd.	33,820	82,524
	Super-Sol, Ltd. Series B	368,517	1,341,903
*	Tower Semiconductor, Ltd.	1,325,086	1,147,273
*	Union Bank of Israel, Ltd.	130,630	478,721
TOTAL ISRAEL			54,576,430

ITALY — (7.0%)
*	A2A SpA	1,270,017	1,018,552
	ACEA SpA	280,731	1,784,996
	Acegas-APS SpA	110,973	483,593
#*	Acotel Group SpA	3,478	145,337
#*	Aedes SpA	1,494,875	257,211
*	Aeffe SpA	76,830	68,839
	Aeroporto de Firenze SpA	17,390	209,376
	Alerion Cleanpower SpA	74,701	402,547
	Amplifon SpA	244,354	1,261,255
	Ansaldo STS SpA	321,559	3,191,872
	Arnoldo Mondadori Editore SpA	419,339	727,713
	Ascopiave SpA	147,699	223,838
	Astaldi SpA	228,281	1,817,032
	Autogrill SpA	401,712	4,240,650
	Azimut Holding SpA	454,770	4,940,725
*	Banca Carige SpA	37,664	49,458
#	Banca Finnat Euramerica SpA	685,945	247,084
	Banca Generali SpA	148,130	1,987,441
	Banca IFIS SpA	102,347	627,692
#	Banca Piccolo Credito Valtellinese Scarl	855,661	2,012,201
	Banca Popolare dell’Emilia Romagna Scarl	999,974	7,208,469
*	Banca Popolare dell’Etruria e del Lazio Scarl	232,773	386,165
	Banca Popolare di Milano Scarl	12,252,921	6,817,029
	Banca Popolare di Sondrio Scarl	1,050,127	7,704,147
	Banca Profilo SpA	732,338	293,070
	Banco di Desio e della Brianza SpA	232,296	911,450
	Banco Popolare Scarl	2,127,262	4,034,360
#	BasicNet SpA	105,627	305,903
#	Beghelli SpA	427,981	286,239
	Benetton Group SpA	111,864	676,260
*	Biesse SpA	54,004	258,589
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	285,476
	Brembo SpA	162,145	1,857,562
*	Brioschi Sviluppo Immobiliare SpA	174,780	21,935
#*	Buongiorno SpA	395,420	734,245
*	Buzzi Unicem SpA	291,869	3,418,145
#	C.I.R. SpA - Compagnie Industriali Riunite	1,627,217	2,302,358
	Cairo Communication SpA	49,309	231,763
	Caltagirone Editore SpA	6,277	8,611
	Caltagirone SpA	246,310	504,403
*	Carraro SpA	113,633	324,411
	Cembre SpA	40,330	327,254
	Cementir Holding SpA	336,239	770,765
*	Class Editore SpA	165,655	55,931
	Credito Artigiano SpA	361,183	575,363
	Credito Bergamasco SpA	129,374	3,232,422

	Credito Emiliano SpA	376,390	$1,781,846
	CSP International Fashion Group SpA	12,861	15,003
*	Dada SpA	6,181	19,131
*	d’Amico International Shipping S.A.	133,519	89,213
#	Danieli & Co. SpA	58,099	1,592,161
	Datalogic SpA	50,888	476,796
	Davide Campari - Milano SpA	824,021	5,609,774
*	DeA Capital SpA	241,155	439,682
*	Delclima SpA	305,654	240,311
	De’Longhi SpA	305,654	3,779,146
#	DiaSorin SpA	77,818	2,267,307
#*	EEMS Italia SpA	101,107	85,657
*	EI Towers SpA	39,294	998,475
	Elica SpA	44,844	50,770
	Emak SpA	57,399	41,790
	Engineering Ingegneria Informatica SpA	15,735	443,368
	ERG SpA	242,145	2,146,890
	Esprinet SpA	104,855	544,254
*	Eurotech SpA	103,698	177,569
#	Falck Renewables SpA	452,790	616,721
*	Fiera Milano SpA	37,863	194,864
#*	Finmeccanica SpA	751,378	4,068,193
#*	Fondiaria - Sai SpA	374,675	533,725
#*	Gas Plus SpA	11,788	86,676
	Gefran SpA	32,485	161,669
#*	Gemina SpA	2,562,430	2,196,258
	Geox SpA	305,569	999,392
*	Gruppo Ceramiche Ricchetti SpA	44,408	11,581
	Gruppo Editoriale L’Espresso SpA	670,242	947,186
	Gruppo MutuiOnline SpA	50,374	229,085
	Hera SpA	1,822,830	2,601,208
*	I Grandi Viaggi SpA	98,547	86,169
	Immsi SpA	743,533	591,949
	Impregilo SpA	1,252,064	4,998,740
	Indesit Co. SpA	185,473	1,156,820
	Industria Macchine Automatiche SpA	58,626	1,094,940
	Industria Romagnola Conduttori Elettrici SpA	43,452	112,074
	Intek SpA	267,440	137,252
	Interpump Group SpA	255,327	2,176,813
	Iren SpA	1,758,434	1,506,742
	Isagro SpA	10,591	35,195
#	Italcementi SpA	279,135	1,937,071
	Italmobiliare SpA	46,873	1,082,340
*	Juventus Football Club SpA	787,920	215,959
*	Kerself SpA	35,065	85,316
	KME Group SpA	1,654,192	702,290
#	Landi Renzo SpA	203,171	555,003
*	Lottomatica SpA	185,318	3,518,408
#	Maire Tecnimont SpA	601,549	508,816
#	Marcolin SpA	60,205	314,519
#*	Mariella Burani SpA	32,721	—
	Marr SpA	132,607	1,496,552
	Mediolanum SpA	634,523	3,017,630
#*	Milano Assicurazioni SpA	2,324,306	738,987
#*	Molecular Medicine SpA	310,001	191,989
*	Monrif SpA	315,834	127,912
*	Montefibre SpA	108,372	14,587
	Nice SpA	40,071	154,890
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	56,043
	Piaggio & C. SpA	547,514	1,609,503

#*	Pininfarina SpA	82,321	$414,783
	Piquadro SpA	7,354	15,826
	Pirelli & Co. SpA	362,875	4,317,207
*	Poltrona Frau SpA	140,932	187,655
#*	Prelios SpA	2,389,900	485,076
#*	Premafin Finanziaria SpA	961,257	361,366
	Prysmian SpA	653,038	11,483,464
#*	RCS MediaGroup SpA	450,383	387,495
	Recordati SpA	408,182	3,102,534
	Reply SpA	12,998	304,698
*	Retelit SpA	113,922	56,091
*	Richard-Ginori 1735 SpA	8,489	1,360
	Sabaf SpA	24,109	407,914
	SAES Getters SpA	30,068	332,007
*	Safilo Group SpA	140,163	886,546
*	Saras SpA	1,269,180	1,697,895
	SAVE SpA	5,818	49,692
*	Screen Service Broadcasting Technologies SpA	152,715	59,634
#*	Seat Pagine Gialle SpA	2,988,837	191,604
*	Snai SpA	95,483	197,359
	Societa Cattolica di Assicurazioni Scrl	180,734	3,656,369
	Societa Iniziative Autostradali e Servizi SpA	220,635	1,689,178
	Sogefi SpA	186,290	534,191
	Sol SpA	166,511	937,744
*	Sorin SpA	1,151,064	2,156,686
*	Stefanel SpA	112,528	45,857
	Tamburi Investment Partners SpA	37,478	78,470
#*	Telecom Italia Media SpA	1,649,819	361,572
#*	Tiscali SpA	3,437,478	192,377
	Tod’s SpA	47,508	5,343,330
	Trevi Finanziaria SpA	138,583	820,502
*	Uni Land SpA	51,835	—
#*	Unipol Gruppo Finanziario SpA	3,295,121	1,028,786
	Vianini Industria SpA	59,070	95,081
	Vianini Lavori SpA	175,180	826,217
	Vittoria Assicurazioni SpA	121,346	786,358
#*	Yoox SpA	143,444	2,277,556
	Zignago Vetro SpA	54,296	368,780
TOTAL ITALY			177,039,207

NETHERLANDS — (4.8%)
	Aalberts Industries NV	403,971	8,351,860
	Accell Group NV	78,668	1,703,865
*	AFC Ajax NV	18,134	172,631
#*	AMG Advanced Metallurgical Group NV	137,180	1,574,296
#	Amsterdam Commodities NV	65,981	1,084,082
	APERAM NV	123,319	2,286,924
	Arcadis NV	201,202	4,206,104
#	ASM International NV	205,174	7,898,734
*	Atag Group NV	4,630	1,791
*	Ballast Nedam NV	702	12,840
	Batenburg Techniek NV	10,306	216,005
#	BE Semiconductor Industries NV	147,135	1,117,970
	Beter Bed Holding NV	73,902	1,665,890
	BinckBank NV	250,785	2,723,248
#	Brunel International NV	51,660	2,278,239
*	Crown Van Gelder NV	17,878	119,683
	CSM NV	271,908	4,884,913
	Delta Lloyd NV	91,074	1,601,644
	DOCdata NV	22,463	383,590
#	Exact Holding NV	62,140	1,468,164

#	Grontmij NV	78,097	$581,702
	Heijmans NV	66,281	769,225
	Hunter Douglas NV	8,755	378,879
#	Imtech NV	304,306	9,731,487
#*	Kardan NV	122,078	201,525
	KAS Bank NV	50,870	577,584
	Kendrion NV	39,829	1,042,805
	Koninklijke Bam Groep NV	989,959	4,652,626
	Koninklijke Ten Cate NV	127,590	4,435,580
#	Koninklijke Wessanen NV	328,280	1,146,967
*	LBi International NV	234,290	833,698
	Macintosh Retail Group NV	52,629	760,784
	Mediq NV	261,464	4,110,182
	Nederlandsche Apparatenfabriek NV	28,810	859,072
	Nutreco NV	152,966	10,997,262
*	Ordina NV	265,209	363,858
#*	Pharming Group NV	1,210,244	116,179
*	PostNL NV	1,033,928	6,386,658
*	Qurius NV	79,233	15,855
*	Roto Smeets Group NV	11,826	157,695
	Royal Reesink NV	1,428	153,346
	SBM Offshore NV	380,277	7,780,713
	Sligro Food Group NV	99,872	3,246,583
*	SNS Reaal Groep NV	705,718	1,802,851
	Stern Groep NV	1,105	27,639
	Telegraaf Media Groep NV	163,704	1,931,718
	TKH Group NV	142,816	3,880,938
#*	TomTom NV	547,355	2,524,638
	Unit 4 NV	109,439	3,178,140
	USG People NV	300,427	3,020,566
#*	Wavin NV	168,212	2,341,221
*	Xeikon NV	60,525	262,112
TOTAL NETHERLANDS			122,022,561

NORWAY — (3.0%)
#	ABG Sundal Collier Holding ASA	887,608	771,176
#	Acta Holding ASA	588,069	140,510
	AF Gruppen ASA	2,718	25,931
	Aktiv Kapital ASA	82,564	442,474
#*	Algeta ASA	77,466	1,955,071
#*	Archer, Ltd.	250,707	624,365
	Arendals Fosse Kompani ASA	90	26,990
	Atea ASA	249,039	3,005,367
#	Austevoll Seafood ASA	298,227	1,142,463
	Bonheur ASA	68,100	1,547,488
	BW Offshore, Ltd.	1,139,729	1,519,496
#	BWG Homes ASA	241,807	518,245
	Cermaq ASA	265,931	3,503,561
#*	Clavis Pharma ASA	90,781	1,093,052
*	Copeinca ASA	76,559	558,395
*	Deep Sea Supply P.L.C.	337,427	762,270
*	Det Norske Oljeselskap ASA	166,301	2,574,883
#*	DNO International ASA	3,379,836	5,997,720
*	Dockwise, Ltd.	43,489	899,545
*	DOF ASA	149,503	959,163
*	EDB ErgoGroup ASA	266,739	617,871
*	Eitzen Chemical ASA	297,422	4,700
	Ekornes ASA	110,784	1,928,368
*	Electromagnetic GeoServices ASA	401,422	1,185,400
#*	Eltek ASA	1,292,456	940,399
	Farstad Shipping ASA	59,843	1,881,534

#	Frontline, Ltd.	93,902	$718,648
#*	Funcom NV	89,130	312,526
	Ganger Rolf ASA	54,510	1,151,379
	Golar LNG, Ltd.	18,891	721,725
#	Golden Ocean Group, Ltd.	994,173	905,464
	Grieg Seafood ASA	122,305	143,863
*	Havila Shipping ASA	22,400	185,954
#*	Hurtigruten ASA	705,408	477,942
#*	Intex Resources ASA	45,445	69,061
*	Jason Shipping ASA	5,820	2,065
#*	Kongsberg Automotive Holding ASA	1,766,658	642,485
	Kongsberg Gruppen ASA	12,854	241,614
*	Kvaerner ASA	399,915	1,138,083
	Leroey Seafood Group ASA	62,467	1,030,378
#*	Natural ASA	476,318	102,824
#	Nordic Semiconductor ASA	552,272	1,951,028
*	Norse Energy Corp. ASA	540,000	24,724
#*	Norske Skogindustrier ASA Series A	71,223	71,429
	Northern Offshore, Ltd.	305,033	662,780
#*	Norwegian Air Shuttle ASA	75,844	1,438,344
#*	Norwegian Energy Co. ASA	720,771	988,929
	Odfjell ASA Series A	138,810	925,651
#	Olav Thon Eiendomsselskap ASA	12,852	2,004,971
#	Opera Software ASA	295,148	1,983,485
#*	Panoro Energy ASA	297,446	229,464
*	PCI Biotech Holding ASA	3,157	23,228
*	Petrolia ASA	699,740	92,156
#*	Photocure ASA	33,562	263,508
*	Pronova BioPharma ASA	669,131	964,702
	Prosafe ASA	498,418	3,966,487
*	Q-Free ASA	112,920	460,577
#*	Renewable Energy Corp. ASA	910,709	539,184
	Salmar ASA	16,094	82,479
#*	Scana Industrier ASA	548,479	205,886
*	Seabird Exploration P.L.C.	102,669	10,069
#*	Sevan Marine ASA	95,432	265,336
*	Siem Offshore, Inc. ASA	319,069	613,837
#	Solstad Offshore ASA	57,727	1,075,047
*	Songa Offshore SE	845,806	2,987,912
	SpareBanken 1 SMN	378,039	2,430,527
	Stolt-Nielsen, Ltd.	20,635	390,630
#	Tomra Systems ASA	625,413	5,110,327
*	TTS Marine ASA	109,145	289,674
	Veidekke ASA	327,908	2,779,311
	Wilh Wilhelmsen Holding ASA	62,749	1,651,444
TOTAL NORWAY			76,953,574

PORTUGAL — (1.0%)
#	Altri SGPS SA	510,277	777,543
#*	Banco BPI SA	1,997,111	1,322,256
#*	Banco Comercial Portugues SA	10,831,140	2,009,580
#*	Banco Espirito Santo SA	1,745,899	3,194,122
*	Banif SGPS SA	686,791	256,827
#*	Brisa SA	795,552	2,830,721
	Corticeira Amorim SGPS SA	223,729	423,679
	Ibersol SGPS SA	20,401	127,694
*	Impresa SGPS SA	369,303	245,909
*	Investimentos Participacoes e Gestao SA	232,518	49,516
	Mota-Engil SGPS SA	359,581	583,620
	Novabase SGPS SA	65,729	203,546
*	ParaRede SGPS SA	66,955	12,500

*	Portucel-Empresa Produtora de Pasta de Papel SA	825,664	$2,224,962
	Redes Energeticas Nacionais SA	778,974	2,358,969
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	154,374
*	Sociedade de Investimento e Gestao SGPS SA	275,936	2,034,616
*	Sonae Capital SGPS SA	41,386	11,042
#*	Sonae Industria SGPS SA	443,755	389,294
#	Sonae SGPS SA	3,277,402	1,948,692
	Sonaecom SGPS SA	565,634	917,009
*	Sumol & Compal SA	67,967	105,214
	Teixeira Duarte SA	734,737	245,544
	Toyota Caetano Portugal SA	53,308	149,304
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	621,293	2,114,474
TOTAL PORTUGAL			24,691,007

SPAIN — (4.4%)
#	Abengoa SA	182,300	3,332,018
*	Adolfo Dominguez SA	20,351	126,721
#	Almirall SA	209,622	1,826,214
#*	Amper SA	96,925	271,529
#	Antena 3 de Television SA	307,606	1,838,703
*	Azkoyen SA	70,532	172,996
	Banco de Sabadell SA Convertible Shares	212,446	850,022
	Banco Popular Espanol SA (B0BV6K3)	382,810	1,374,591
*	Banco Popular Espanol SA (B7FM720)	4,971	17,834
#	Bankinter SA	1,006,147	5,282,857
*	Baron de Ley SA	13,910	829,123
#	Bolsas y Mercados Espanoles SA	254,623	6,529,893
#	Caja de Ahorros del Mediterraneo SA	116,412	—
	Campofrio Food Group SA	95,179	814,966
#*	Cementos Portland Valderrivas SA	45,565	427,786
#	Cie Automotive SA	126,211	945,416
*	Codere SA	73,656	684,370
	Compania Vinicola del Norte de Espana SA	16,119	322,401
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,079,426
*	Corporacion Dermoestetica SA	19,777	8,836
#*	Deoleo SA	1,403,240	795,725
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,213	119,485
*	Distribuidora Internacional de Alimentacion SA	96,278	477,203
	Duro Felguera SA	276,209	1,794,187
	Ebro Foods SA	366,156	7,108,480
#	Elecnor SA	198,254	2,433,833
*	Ercros SA	303,863	235,086
#	Faes Farma SA	733,289	1,516,236
*	Fersa Energias Renovables SA	93,691	62,551
	Fluidra SA	51,323	172,225
	Fomento de Construcciones y Contratas SA	48,395	1,080,455
#	Gamesa Corp Tecnologica SA	1,081,002	3,434,739
#*	General de Alquiler de Maquinaria SA	30,716	32,362
*	Grifols SA	1,193	25,462
	Grupo Catalana Occidente SA	172,257	2,994,162
#	Grupo Empresarial Ence SA	867,472	2,157,961
#*	Grupo Ezentis SA	1,009,562	204,260
*	Grupo Tavex SA	244,131	121,306
	Iberpapel Gestion SA	25,850	434,579
#	Indra Sistemas SA	427,278	5,239,606
*	Inmobiliaria Colonial SA	108,920	226,420
	Inmobiliaria del Sur SA	2,902	18,769
*	Jazztel P.L.C.	869,824	5,647,284
#*	La Seda de Barcelona SA Series B	10,928,289	378,971
#	Laboratorios Farmaceuticos Rovi SA	55,890	376,564
#	Mediaset Espana Comunicacion SA	703,714	4,038,554

#	Melia Hotels International SA	231,822	$1,574,618
	Miquel y Costas & Miquel SA	35,187	951,107
*	Natra SA	109,456	163,627
#*	Natraceutical SA	645,689	135,202
#*	NH Hoteles SA	521,131	1,902,558
*	Nicolas Correa SA	14,385	19,364
	Obrascon Huarte Lain SA	156,289	4,652,310
	Papeles y Cartones de Europa SA	226,938	823,057
	Pescanova SA	43,729	1,384,824
	Prim SA	39,424	191,379
#*	Promotora de Informaciones SA Series A	1,058,014	805,633
#	Prosegur Cia de Seguridad SA	87,574	5,133,350
*	Quabit Inmobiliaria SA	788,621	54,754
#*	Realia Business SA	297,777	373,406
*	Renta Corp Real Estate SA	20,828	27,670
#*	Reyal Urbis SA	24,393	10,245
#	Sacyr Vallehermoso SA	420,984	1,278,657
*	Service Point Solutions SA	727,483	157,123
*	Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA	227,522	285,324
#	Solaria Energia y Medio Ambiente SA	231,009	221,775
#	Tecnicas Reunidas SA	117,058	4,870,783
	Telecomunicaciones y Energia SA	146,125	306,047
#*	Tubacex SA	427,191	1,157,667
#	Tubos Reunidos SA	453,545	1,215,162
	Unipapel SA	47,385	626,365
#*	Vertice Trescientos Sesenta Grados SA	57,183	7,558
	Vidrala SA	73,575	1,917,944
	Viscofan SA	185,838	8,320,816
#*	Vocento SA	196,990	532,922
#*	Vueling Airlines SA	60,195	399,025
#*	Zeltia SA	699,944	1,503,704
TOTAL SPAIN			111,866,143

SWEDEN — (8.8%)
	Aarhuskarlshamn AB	101,415	3,204,117
	Acando AB	244,740	576,295
#*	Active Biotech AB	163,672	1,152,554
#	AddNode AB	19,348	104,707
#	AddTech AB Series B	67,804	1,865,527
	AF AB Series B	120,271	2,493,371
*	Alliance Oil Co., Ltd. SDR	243,124	2,685,245
*	Anoto Group AB	80,683	34,045
*	Arise Windpower AB	15,398	81,217
	Aros Quality Group AB	41,400	275,282
#	Atrium Ljungberg AB Series B	30,918	367,999
	Avanza Bank Holding AB	77,172	2,169,497
	Axfood AB	94,702	3,405,563
	Axis Communications AB	183,851	4,970,850
	B&B Tools AB Series B	92,589	830,028
*	BE Group AB	206,972	798,775
	Beiger Electronics AB	53,856	578,541
#	Beijer Alma AB	76,536	1,359,224
*	Bergs Timber AB Series B	6,274	13,393
*	Betsson AB	114,813	3,375,058
	Bilia AB Series A	113,425	2,240,941
	Billerud AB	360,484	3,339,781
	BioGaia AB Series B	54,075	1,553,173
#*	BioInvent International AB (7127902)	190,404	489,656
*	BioInvent International AB (B595226)	19,040	48,925
	Biotage AB	143,915	154,399
*	Bjorn Borg AB	73,015	549,191

*	Black Earth Farming, Ltd. AB	30,513	$59,947
	Bong Ljungdahl AB	24,800	56,505
*	Boras Waefveri AB Series B	6,564	1,310
	Brinova Fastigheter AB	98	1,519
*	Bure Equity AB	284,971	754,227
*	Byggmax Group AB	126,185	810,304
	Cantena AB	56,202	584,049
#	Castellum AB	585,573	7,377,920
*	Catella AB	223,058	249,556
*	CDON Group AB	216,710	1,850,117
#	Clas Ohlson AB Series B	148,475	2,350,327
#*	Cloetta AB	54,749	127,414
#*	Concentric AB	189,743	1,533,182
	Concordia Maritime AB Series B	78,854	171,516
	Connecta AB	37,403	428,497
*	Consilium AB Series B	10,856	25,119
	CyberCom Group AB	49,332	96,459
*	Dedicare AB Series B	16,575	70,183
*	Diamyd Medical AB	17,274	26,513
#	DORO AB	94,695	399,501
	Duni AB	133,970	1,231,651
	East Capital Explorer AB	47,726	402,097
	Elekta AB Series B	197,119	9,978,157
*	Enea AB	56,200	383,678
#*	Eniro AB	343,664	805,429
#	Fabege AB	516,241	4,451,287
	Fagerhult AB	18,323	545,007
*	Fastighets AB Balder Series B	253,300	1,244,666
	Fenix Outdoor AB	6,455	170,810
	G & L Beijer AB Series B	29,411	1,195,601
*	Global Health Partner AB	827	938
	Gunnebo AB	174,854	887,933
#	Hakon Invest AB	192,353	3,336,302
	Haldex AB	196,886	1,291,476
	Heba Fastighets AB Series B	43,722	424,750
	Hexpol AB	90,282	3,068,642
#*	HIQ International AB	213,698	1,253,239
	HMS Networks AB	7,040	113,373
	Hoganas AB Series B	104,925	3,834,810
#	Holmen AB Series B	220,253	6,051,637
*	HQ AB	47,592	9,129
#	Hufvudstaden AB Series A	189,483	2,003,400
#*	Husqvarna AB Series A	29,526	176,974
#*	Husqvarna AB Series B	615,142	3,712,020
#	Industrial & Financial Systems AB Series B	78,730	1,235,154
	Indutrade AB	49,562	1,540,288
	Intrum Justitia AB	243,444	4,047,347
	JM AB	339,516	6,286,964
#*	KappAhl AB	533,815	563,370
*	Karo Bio AB	1,093,587	46,281
	Klovern AB	387,861	1,471,445
#	KNOW IT AB	75,523	764,494
	Kungsleden AB	502,887	3,496,761
	Lagercrantz Group AB Series B	76,298	660,359
	Lennart Wallenstam Byggnads AB Series B	385,959	3,750,346
	Lindab International AB	275,006	2,193,377
	Loomis AB Series B	274,469	3,920,236
*	Lundin Petroleum AB	363,729	7,801,420
	Meda AB Series A	823,037	7,851,685
*	Medivir AB Series B	84,833	865,663
	Mekonomen AB	79,003	2,538,194

*	Micronic Mydata AB	390,070	$719,759
*	Midsona AB Series B	1,020	2,074
	MQ Holding AB	33,277	127,747
*	NCC AB Series A	21,663	454,420
#	NCC AB Series B	314,476	6,612,993
	Nederman Holding AB	3,347	60,782
#*	Net Entertainment NE AB	113,817	1,096,989
#*	Net Insight AB Series B	1,181,753	356,754
	New Wave Group AB Series B	196,069	1,014,177
	NIBE Industrier AB Series B	294,450	4,698,698
#*	Nobia AB	651,172	3,069,130
	Nolato AB Series B	82,493	875,906
*	Nordic Mines AB	88,922	628,185
	Nordnet AB Series B	338,434	1,202,384
*	Observer AB	11,445	62,225
	OEM International AB Series B	44,400	456,423
#*	Opcon AB	55,670	19,011
#*	Orexo AB	76,505	299,541
#	Oriflame Cosmetics SA SDR	135,781	5,238,015
*	PA Resources AB	2,515,097	650,299
*	Partnertech AB	28,800	138,889
	Peab AB Series B	639,976	3,268,415
	Poolia AB Series B	29,527	69,224
#	Pricer AB Series B	395,913	744,934
	ProAct IT Group AB	30,182	659,423
*	Probi AB	17,773	166,614
	Proffice AB Series B	231,361	895,025
	RaySearch Laboratories AB	67,758	243,755
	Readsoft AB Series B	87,941	294,879
#*	Rederi AB Transatlantic	112,133	156,900
*	Rezidor Hotel Group AB	306,953	1,104,543
#*	RNB Retail & Brands AB	411,548	200,588
	Rottneros AB	207,512	84,987
	Saab AB Series B	201,932	3,768,423
	Sagax AB	2,999	82,743
*	Sandvik AB	3,242	46,781
#*	SAS AB	573,665	723,167
*	Sectra AB	22,800	145,782
*	Securitas AB Series B	254,999	2,458,560
*	Semcon AB	53,850	309,267
	Sigma AB Series B	20,898	20,837
	Sintercast AB	13,048	113,276
#	Skistar AB	97,008	1,184,362
#*	SSAB AB Series A	341,913	3,235,592
#*	SSAB AB Series B	61,649	505,063
*	Studsvik AB	18,826	136,027
	Sweco AB Series B	187,009	2,029,023
*	Swedish Orphan Biovitrum AB	492,115	1,666,564
*	Swedol AB Class B	28,518	126,372
	Systemair AB	16,536	211,131
*	TradeDoubler AB	173,658	817,428
	Trelleborg AB Series B	970,775	10,136,859
#	Unibet Group P.L.C. SDR	102,560	2,875,392
	Uniflex AB Series B	17,950	101,468
	VBG AB Series B	137	1,833
	Vitrolife AB	53,769	399,095
	Wihlborgs Fastigheter AB	232,474	3,285,729
TOTAL SWEDEN			221,352,371

SWITZERLAND — (13.1%)
	Acino Holding AG	10,959	1,303,693

*	Addex Pharmaceuticals, Ltd.	1,491	$16,507
	Advanced Digital Broadcast Holdings SA	2,024	27,844
*	Affichage Holding SA	5,703	1,004,331
	AFG Arbonia-Forster Holding AG	46,165	1,040,779
	Allreal Holding AG	35,456	5,793,584
*	ALSO-Actebis Holding AG	16,195	699,082
	Aryzta AG	234,309	11,575,109
	Ascom Holding AG	160,822	1,543,592
	Austriamicrosystems AG	35,754	2,549,415
#*	Autoneum Holding AG	15,956	900,918
#	Bachem Holdings AG	24,136	1,009,213
	Baloise Holding AG	8,111	653,152
	Bank Coop AG	31,671	2,175,636
	Bank Sarasin & Cie AG Series B	182,505	5,721,598
	Banque Cantonale de Geneve SA	4,021	904,325
	Banque Cantonale du Jura SA	4,442	327,010
	Banque Cantonale Vaudoise AG	6,396	3,389,752
	Banque Privee Edmond de Rothschild SA	157	4,092,706
	Barry Callebaut AG	3,930	3,937,365
	Basellandschaftliche Kantonalbank AG	231	340,340
*	Basilea Pharmaceutica AG	22,699	1,274,155
#	Basler Kantonalbank AG	192	24,016
	Belimo Holdings AG	1,851	3,579,727
	Bell AG	110	226,789
	Bellevue Group AG	27,519	410,028
	Berner Kantonalbank AG	23,232	6,511,206
#*	BKW SA	27,437	984,778
*	Bobst Group AG	39,409	1,179,427
	Bossard Holding AG	8,386	1,307,239
	Bucher Industries AG	33,342	7,067,273
	Burckhardt Compression Holding AG	6,936	1,900,411
*	Burkhalter Holding AG	999	281,962
	Calida Holding AG	5,995	186,825
	Carlo Gavazzi Holding AG	1,069	247,824
	Centralschweizerische Kraftwerke AG	145	53,812
	Cham Paper Holding AG	774	138,279
	Charles Voegele Holding AG	32,044	697,748
*	Cicor Technologies	4,889	177,467
	Cie Financiere Tradition SA	7,526	604,367
*	Clariant AG	699,758	9,652,629
	Coltene Holding AG	16,008	549,753
	Conzzeta AG	1,345	3,090,599
*	Cytos Biotechnology AG	343	836
	Daetwyler Holding AG	29,754	2,522,988
*	Dufry AG	65,162	8,515,886
#	EFG International AG	205,702	2,005,810
*	ELMA Electronic AG	472	227,458
	Emmi AG	13,244	2,890,914
	EMS-Chemie Holding AG	27,777	5,258,360
	Energiedienst Holding AG	71,249	3,787,402
	Flughafen Zuerich AG	14,140	5,472,562
	Forbo Holding AG	6,314	4,607,832
#	Galenica Holding AG	18,828	12,305,589
	GAM Holding AG	780,910	11,374,949
*	Gategroup Holding AG	80,879	2,965,583
	George Fisher AG	15,467	7,075,208
*	Gottex Fund Management Holdings, Ltd.	824	2,467
	Gurit Holding AG	1,489	852,886
	Helvetia Holding AG	22,754	8,437,301
	Highlight Communications AG	61,832	320,748
#	Huber & Suhner AG	31,419	1,475,542

	Implenia AG	49,733	$1,699,766
	Inficon Holding AG	4,954	1,095,912
*	Interroll Holding AG	2,404	910,383
	Intershop Holding AG	3,559	1,300,668
*	Jungfraubahn Holding AG	229	14,682
	Kaba Holding AG	11,858	4,585,689
*	Kardex AG	21,055	375,509
	Komax Holding AG	9,976	1,047,722
	Kudelski SA	115,691	827,194
*	Kuoni Reisen Holding AG Series B	13,284	4,881,796
#	LEM Holding SA	3,667	2,009,207
	Liechtensteinische Landesbank AG	8,710	357,013
#*	LifeWatch AG	55,532	514,978
#*	Logitech International SA	676,961	5,271,525
	Lonza Group AG	154,508	7,985,632
	Luzerner Kantonalbank AG	17,399	6,071,203
#	Metall Zug AG	258	1,051,004
#*	Meyer Burger Technology AG	200,895	3,283,458
*	Micronas Semiconductor Holding AG	155,041	1,749,992
*	Mikron Holding AG	585	3,889
	Mobilezone Holding AG	119,357	1,354,407
	Mobimo Holding AG	14,199	3,465,418
#*	Myriad Group AG	61,229	268,188
#	Nobel Biocare Holding AG	478,680	5,984,062
*	OC Oerlikon Corp. AG	372,542	3,302,767
	Orascom Development Holding AG	8,205	159,158
	Orell Fuessli Holding AG	4,930	557,996
*	Orior AG	4,500	244,237
*	Panalpina Welttransport Holding AG	46,070	4,926,103
*	Parco Industriale e Immobiliare SA	600	2,326
	Partners Group Holding AG	15,056	2,937,283
	Phoenix Mecano AG	3,100	1,837,182
	PSP Swiss Property AG	148,327	13,176,611
	PubliGroupe SA	2,171	322,123
*	Rieters Holdings AG	15,956	2,727,122
	Romande Energie Holding SA	2,714	3,607,249
	Schaffner Holding AG	2,066	594,942
*	Schmolz & Bickenbach AG	105,325	720,928
	Schweiter Technologies AG	4,191	2,418,997
	Schweizerische National-Versicherungs-Gesellschaft AG	46,324	1,834,621
*	Siegfried Holding AG	8,325	855,886
	Societa Elettrica Sopracenerina SA	2,340	500,971
	St. Galler Kantonalbank AG	10,021	4,218,383
#	Straumann Holding AG	22,897	3,895,534
	Sulzer AG	61,232	8,701,567
	Swiss Life Holding AG	94,071	11,194,347
	Swisslog Holding AG	914,407	881,074
	Swissquote Group Holding SA	47,450	1,835,487
	Tamedia AG	14,891	1,874,411
	Tecan Group AG	41,765	3,076,414
#*	Temenos Group AG	261,165	4,837,189
*	Tornos Holding AG	38,028	423,351
*	U-Blox AG	15,619	770,813
	Uster Technologies AG	2,848	146,357
	Valartis Group AG	936	17,009
	Valiant Holding AG	45,575	5,602,576
	Valora Holding AG	12,202	2,791,775
	Vaudoise Assurances Holding SA	3,219	945,732
	Verwaltungs und Privat-Bank AG	7,692	653,226
	Vetropack Holding AG	365	716,276
	Villars Holding SA	150	85,952

#*	Von Roll Holding AG	178,803	$554,848
	Vontobel Holdings AG	121,104	3,071,483
	VZ Holding AG	801	91,442
	Walliser Kantonalbank AG	1,416	1,333,373
	WMH Walter Meier Holding AG	4,738	1,155,561
#	Ypsomed Holdings AG	6,746	410,703
	Zehnder Group AG	35,840	2,652,512
*	Zueblin Immobilien Holding AG	261,040	728,807
	Zuger Kantonalbank AG	623	3,519,786
TOTAL SWITZERLAND			332,274,373
TOTAL COMMON STOCKS			2,147,811,738
PREFERRED STOCKS — (0.0%)
SWEDEN — (0.0%)
*	Klovern AB	9,697	198,597
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	164
*	Deceuninck NV STRIP VVPR	247,412	330
*	Nyrstar NV STRIP VVPR	178,031	474
*	RealDolmen NV STRIP VVPR	6,067	40
*	Realdolmen STRIP VVPR	20	—
*	SAPEC SA STRIP VVPR	75	71
*	Tessenderlo Chemie NV STRIP VVPR	3,985	904
*	Zenitel NV STRIP VVPR	8,654	12
TOTAL BELGIUM			1,995

NORWAY — (0.0%)
*	BW Homes ASA Rights 04/10/12	32,450	3,989

SWEDEN — (0.0%)
*	Cloetta AB Rights 04/04/12	54,749	139,030
TOTAL RIGHTS/WARRANTS			145,014

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (15.1%)
§@	DFA Short Term Investment Fund	381,000,000	381,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 04/02/12 (Collateralized by FNMA rates ranging from 3.019%(r) to 3.493%(r), maturities ranging from 12/01/39 to 08/01/41, valued at $366,166) to be repurchased at $358,990	$359	358,986
TOTAL SECURITIES LENDING COLLATERAL			381,358,986

TOTAL INVESTMENTS — (100.0%)
(Cost $2,498,825,614)^^			$2,529,514,335

Summary of inputs used to value the Series’ investments as of March 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$114,906	$52,336,904	—	$52,451,810
Belgium	1,368,162	75,431,561	—	76,799,723
Denmark	301,147	74,119,379	—	74,420,526
Finland	128,454	149,100,031	—	149,228,485
France	1,009,850	250,433,260	—	251,443,110
Germany	1,148,245	306,378,175	—	307,526,420
Greece	—	45,685,230	—	45,685,230
Ireland	—	69,480,768	—	69,480,768
Israel	1,740,639	52,835,791	—	54,576,430
Italy	240,311	176,798,896	—	177,039,207
Netherlands	—	122,022,561	—	122,022,561
Norway	120,084	76,833,490	—	76,953,574
Portugal	149,304	24,541,703	—	24,691,007
Spain	144,038	111,722,105	—	111,866,143
Sweden	—	221,352,371	—	221,352,371
Switzerland	984,778	331,289,595	—	332,274,373
Preferred Stocks
Sweden	198,597	—	—	198,597
Rights/Warrants
Belgium	—	1,995	—	1,995
Norway	—	3,989	—	3,989
Sweden	139,030	—	—	139,030
Securities Lending Collateral	—	381,358,986	—	381,358,986
TOTAL	$7,787,545	$2,521,726,790	—	$2,529,514,335

See accompanying Notes to Schedules of Investments.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.5%)
Consumer Discretionary — (8.8%)
*	AlarmForce Industries, Inc.	4,310	$42,389
	Astral Media, Inc. Class A	197,447	9,606,600
	AutoCanada, Inc.	9,870	100,733
*	Ballard Power Systems, Inc.	559,352	796,310
	BMTC Group, Inc. Class A	15,681	303,496
*	Brick, Ltd. (The)	167,200	579,991
*	Brookfield Residential Properties, Inc.	6,040	64,612
	Cineplex, Inc.	209,659	6,011,577
*	Coastal Contacts, Inc.	234,745	623,665
	Cogeco Cable, Inc.	66,661	3,497,957
	Cogeco, Inc.	6,117	332,634
	Corus Entertainment, Inc. Class B	297,800	7,090,832
	Dollarama, Inc.	183,646	8,565,053
	Dorel Industries, Inc. Class B	108,600	3,097,569
	easyhome, Ltd.	3,600	26,979
	Gamehost, Inc.	6,024	70,903
	Glacier Media, Inc.	137,300	331,739
	Glentel, Inc.	63,264	1,138,492
*	Great Canadian Gaming Corp.	290,700	2,349,032
	Groupe Aeroplan, Inc.	696,151	8,605,486
*	Imax Corp.	260,537	6,349,847
	Indigo Books & Music, Inc.	746	6,619
	Le Chateau, Inc. Class A	73,800	97,665
	Leon’s Furniture, Ltd.	143,275	1,738,060
	Linamar Corp.	192,980	4,167,416
*	Martinrea International, Inc.	271,156	2,881,602
	MDC Partners, Inc. Class A	300	3,369
*	MEGA Brands, Inc.	38,906	250,805
*	Mood Media Corp.	90,085	343,198
	Quebecor, Inc. Class B	111,093	4,285,787
	Reitmans Canada, Ltd.	13,756	216,659
	Reitmans Canada, Ltd. Class A	204,000	3,116,908
	RONA, Inc.	677,175	6,374,929
*	Sears Canada, Inc.	20,045	266,878
	Torstar Corp. Class B	234,377	2,530,694
	TVA Group, Inc. Class B	7,000	67,512
	Uni-Select, Inc.	61,051	1,819,074
	Whistler Blackcomb Holdings, Inc.	9,942	106,352
Total Consumer Discretionary			87,859,423

Consumer Staples — (2.5%)
	Alliance Grain Traders, Inc.	73,850	1,134,274
	Andrew Peller, Ltd. Class A	400	4,086
*	Atrium Innovations, Inc.	130,236	1,498,932
*	BioExx Specialty Proteins, Ltd.	540,917	116,594
	Canada Bread Co., Ltd.	14,021	667,700
	Colabor Group, Inc.	72,224	558,995
	Corby Distilleries, Ltd. Class A	67,058	1,109,286
*	Cott Corp.	473,596	3,124,228
	High Liner Foods, Inc.	5,800	109,144
	Jean Coutu Group PJC, Inc. Class A (The)	269,442	3,808,845
	Liquor Stores N.A., Ltd.	60,943	1,073,506
	Maple Leaf Foods, Inc.	362,126	4,316,686
	North West Co., Inc. (The)	168,576	3,777,306
	Premium Brands Holdings Corp.	80,549	1,412,404
	Rogers Sugar, Inc.	161,407	919,136
*	SunOpta, Inc.	195,873	1,082,019

*	Sun-Rype Products, Ltd.	100	$604
Total Consumer Staples			24,713,745

Energy — (19.1%)
*	Advantage Oil & Gas, Ltd.	1,098,231	3,688,479
	Akita Drilling, Ltd. Class A	42,000	435,811
	AltaGas, Ltd.	276,864	8,590,847
*	Anderson Energy, Ltd.	696,395	397,960
*	Angle Energy, Inc.	310,632	1,756,443
*	Antrim Energy, Inc.	658,256	633,541
*	Arsenal Energy, Inc.	517,150	342,192
	AvenEx Energy Corp.	154,177	684,750
*	Bankers Petroleum, Ltd.	886,120	3,660,148
*	Bellatrix Exploration, Ltd.	569,051	3,000,860
*	Bengal Energy, Ltd.	600	571
*	Birchcliff Energy, Ltd.	359,000	2,609,404
*	BlackPearl Resources, Inc.	1,060,085	4,484,995
*	BNK Petroleum, Inc.	266,719	438,537
	Bonterra Energy Corp.	55,362	2,704,687
*	C&C Energia, Ltd.	80,405	625,538
	Calfrac Well Services, Ltd.	128,764	3,601,700
*	Calmena Energy Services, Inc.	119,771	32,421
*	Calvalley Petroleum, Inc. Class A	347,439	592,156
*	Canacol Energy, Ltd.	559,600	443,214
	Canadian Energy Services & Technology Corp.	163,083	1,921,124
	Canyon Services Group, Inc.	161,162	1,964,740
	Cathedral Energy Services, Ltd.	130,429	844,725
*	CE Franklin, Ltd.	20,400	198,386
*	Celtic Exploration, Ltd.	269,000	3,921,259
*	Cequence Energy, Ltd.	442,773	585,955
*	Chinook Energy, Inc.	113,883	165,553
*	CIC Energy Corp.	31,465	36,593
*	Compton Petroleum Corp.	5,126	20,402
*	Connacher Oil & Gas, Ltd.	2,180,279	2,098,419
*	Corridor Resources, Inc.	367,780	309,725
*	Crew Energy, Inc.	408,869	3,902,384
*	Crocotta Energy, Inc.	198,320	548,763
*	DeeThree Exploration, Ltd.	146,800	653,458
*	Delphi Energy Corp.	559,504	802,136
*	Denison Mines Corp.	2,168,583	3,369,897
	Enbridge Income Fund Holdings, Inc.	112,406	2,411,638
	Enerflex, Ltd.	279,959	3,143,557
	Ensign Energy Services, Inc.	226,952	3,392,505
*	Epsilon Energy, Ltd.	211,658	551,718
*	Equal Energy, Ltd.	106,803	401,535
*	Essential Energy Services, Ltd.	434,625	1,019,623
*	Fairborne Energy, Ltd.	544,251	1,200,413
*	Flint Energy Services, Ltd.	189,506	4,734,563
*	Forsys Metals Corp.	109,974	112,460
*	GeoMark Exploration, Ltd.	61,040	52,629
*	Gran Tierra Energy, Inc.	976,891	6,160,353
*	Guide Exploration, Ltd. Class A	611,603	1,348,966
*	Ivanhoe Energy, Inc.	970,349	1,050,656
	Keyera Corp.	33,067	1,363,854
*	Legacy Oil & Gas, Inc.	512,811	4,760,770
*	Mega Uranium, Ltd.	796,410	247,518
*	MGM Energy Corp.	19,000	3,619
*	Midway Energy, Ltd.	327,154	1,439,878
	Mullen Group, Ltd.	276,357	5,807,251
	NAL Energy Corp.	546,413	4,355,089
*	Niko Resources, Ltd.	33,300	1,171,484

*	North American Energy Partners, Inc.	60,356	$295,290
*	Nuvista Energy, Ltd.	481,347	1,780,711
*	Open Range Energy Corp.	244,459	294,101
*	Pace Oil & Gas, Ltd.	181,103	902,383
*	Paramount Resources, Ltd. Class A	71,430	2,053,134
*	Parex Resources, Inc.	99,427	701,756
	Parkland Fuel Corp.	227,867	3,065,793
	Pason Systems, Inc.	239,900	3,376,807
	Perpetual Energy, Inc.	394,093	296,325
	PetroBakken Energy, Ltd. Class A	207,305	3,452,139
*	Petrobank Energy & Resources, Ltd.	405,165	6,426,097
	Petrominerales, Ltd.	258,081	4,799,642
	Peyto Exploration & Development Corp.	99,046	1,626,521
	PHX Energy Services Corp.	52,869	540,112
	Poseidon Concepts Corp.	216,077	3,037,144
	Progress Energy Resources Corp.	98,266	985,172
	Provident Energy, Ltd.	222,540	2,686,231
	Pulse Seismic, Inc.	266,280	606,001
*	Pure Energy Services, Ltd.	20,200	158,165
*	Questerre Energy Corp. Class A	734,660	537,673
*	RMP Energy, Inc.	476,126	1,074,022
*	Rock Energy, Inc.	114,652	186,211
*	Savanna Energy Services Corp.	336,373	2,643,906
*	Secure Energy Services, Inc.	188,527	1,487,501
	ShawCor, Ltd. Class A	222,500	7,004,361
*	Sonde Resources Corp.	109,850	268,719
*	Southern Pacific Resource Corp.	1,523,609	2,505,107
*	SouthGobi Resources, Ltd.	455,682	3,024,327
*	Sprott Resource Corp.	387,759	1,558,889
*	Surge Energy, Inc.	160,735	1,592,122
*	Terra Energy Corp.	115,780	46,430
*	Tethys Petroleum, Ltd.	300,989	253,477
	Total Energy Services, Inc.	122,973	1,978,762
*	TransGlobe Energy Corp.	258,208	3,127,127
	Trilogy Energy Corp.	150,593	3,979,780
	Trinidad Drilling, Ltd.	489,733	3,181,583
*	Tuscany International Drilling, Inc.	239,542	180,116
	Twin Butte Energy, Ltd.	676,721	1,675,774
*	UEX Corp.	608,088	481,618
*	Uranium One, Inc.	161,670	448,971
*	Ur-Energy, Inc.	309,416	378,453
	Veresen, Inc.	278,043	4,225,908
*	Vero Energy, Inc.	229,459	634,926
*	Westfire Energy, Ltd.	163,919	846,341
*	Whitecap Resources, Inc.	328,100	2,911,108
*	Winstar Resources, Ltd.	78,401	242,878
*	Xtreme Coil Drilling Corp.	125,419	393,565
	Zargon Oil & Gas, Ltd.	104,007	1,505,701
*	ZCL Composite, Inc.	90,700	308,259
Total Energy			190,564,991

Financials — (6.6%)
	AGF Management, Ltd. Class B	334,079	5,184,764
	Altus Group, Ltd.	24,745	177,875
	Brookfield Real Estate Services, Inc.	8,075	110,506
	Canaccord Financial, Inc.	294,402	2,449,784
	Canadian Western Bank	271,572	7,944,730
	Cash Store Financial Services, Inc. (The)	51,170	297,032
	Clairvest Group, Inc.	1,900	34,745
	Davis & Henderson Corp.	229,444	4,255,566
*	EGI Financial Holdings, Inc.	14,650	114,415

	E-L Financial Corp., Ltd.	854	$333,911
	Equitable Group, Inc.	52,295	1,501,558
*	Equity Financial Holdings, Inc.	800	7,892
	Fiera Sceptre, Inc.	36,300	309,339
	Firm Capital Mortgage Investment Corp.	2,494	32,955
	First National Financial Corp.	17,440	266,815
*	FirstService Corp.	135,548	4,155,655
*	Genesis Land Development Corp.	69,817	213,486
	Genworth MI Canada, Inc.	109,229	2,423,417
	Gluskin Sheff & Associates, Inc.	61,507	918,797
	GMP Capital, Inc.	264,670	1,990,100
	Guardian Capital Group, Ltd. Class A	10,127	101,326
	Home Capital Group, Inc.	120,600	6,086,525
	Killam Properties, Inc.	202,099	2,486,094
*	Kingsway Financial Services, Inc.	223,835	172,794
	Laurentian Bank of Canada	100,500	4,675,122
*	Mainstreet Equity Corp.	11,277	276,428
	Melcor Developments, Ltd.	10,657	164,537
	MI Developments, Inc.	177,498	6,148,234
*	Pacific & Western Credit Corp.	8,800	15,439
	Sprott Resource Lending Corp.	750,703	1,226,774
	Sprott, Inc.	249,056	1,548,095
	TMX Group, Inc.	231,476	10,396,636
*	Westaim Corp.	194,881	123,089
Total Financials			66,144,435

Health Care — (1.7%)
*	AEterna Zentaris, Inc.	379,990	815,258
*	Bioniche Life Sciences, Inc.	46,000	28,593
*	Burcon NutraScience Corp.	61,538	392,999
*	Cangene Corp.	140,432	260,463
*	Cardiome Pharma Corp.	278,700	201,177
	CML HealthCare, Inc.	294,665	3,131,434
*	Helix BioPharma Corp.	13,153	22,022
*	IMRIS, Inc.	79,979	262,200
	Leisureworld Senior Care Corp.	91,074	1,117,596
	Nordion, Inc.	464,108	4,504,051
*	Oncolytics Biotech, Inc.	205,321	866,611
*	Paladin Labs, Inc.	50,700	2,031,151
*	Patheon, Inc.	18,420	41,736
*	ProMetic Life Sciences, Inc.	648,697	71,539
*	QLT, Inc.	226,610	1,590,325
*	Resverlogix Corp.	112,020	199,905
*	Theratechnologies, Inc.	277,500	564,765
*	Transition Therapeutics, Inc.	50,610	89,809
*	TSO3, Inc.	188,145	254,645
*	YM Biosciences, Inc.	293,467	547,244
Total Health Care			16,993,523

Industrials — (8.6%)
	Aecon Group, Inc.	226,967	3,005,899
	AG Growth International, Inc.	61,828	2,585,439
*	Air Canada Class A	313,328	288,999
	Algoma Central Corp.	2,669	311,667
	Armtec Infrastructure, Inc.	47,417	104,109
*	ATS Automation Tooling System, Inc.	363,838	3,257,380
	Badger Daylighting, Ltd.	4,700	122,748
	Bird Construction, Inc.	82,328	1,238,077
	Black Diamond Group, Ltd.	102,291	2,038,744
	CAE, Inc.	41,769	428,389
	Canadian Helicopters Group, Inc.	16,088	494,842

	CanWel Building Materials Group, Ltd.	68,500	$171,001
	Cargojet, Inc.	1,944	16,976
	Chorus Aviation, Inc.	3,981	13,889
	Churchill Corp. Class A (The)	89,159	1,366,726
*	Clarke, Inc.	48,894	198,527
	Contrans Group, Inc. Class A	83,685	762,641
	DirectCash Payments, Inc.	18,949	403,316
*	Electrovaya, Inc.	141,865	126,583
	Exchange Income Corp.	21,411	527,842
	Exco Technologies, Ltd.	12,800	60,955
*	Garda World Security Corp. Class A	113,140	1,027,669
	Genivar, Inc.	111,293	2,933,373
*	GLV, Inc. Class A	85,150	250,981
*	Heroux-Devtek, Inc.	92,475	821,423
	Horizon North Logistics, Inc.	291,218	1,824,766
	IBI Group, Inc.	24,105	358,874
	K-Bro Linen, Inc.	8,398	186,996
	Morneau Shepell, Inc.	100,186	1,170,151
	Newalta Corp.	166,722	2,505,552
	Progressive Waste Solutions, Ltd.	209,167	4,544,237
	Richelieu Hardware, Ltd.	63,193	1,900,637
	Ritchie Brothers Auctioneers, Inc.	244,637	5,827,435
	Rocky Mountain Dealerships, Inc.	53,141	612,684
	Russel Metals, Inc.	244,400	6,561,764
*	Stantec, Inc.	169,895	5,416,473
	Student Transportation, Inc.	240,467	1,702,037
	Superior Plus Corp.	555,230	4,141,472
	Toromont Industries, Ltd.	282,567	6,552,484
	Transcontinental, Inc. Class A	273,264	3,416,314
	TransForce, Inc.	314,697	5,300,426
	Vicwest, Inc.	25,993	317,925
	Wajax Corp.	55,848	2,726,751
	WaterFurnace Renewable Energy, Inc.	29,981	609,569
	Westjet Airlines, Ltd.	1,420	18,507
*	Westport Innovations, Inc.	189,501	7,774,205
Total Industrials			86,027,454

Information Technology — (3.6%)
*	5N Plus, Inc.	183,848	670,918
	Aastra Technologies, Ltd.	32,028	690,362
*	Absolute Software Corp.	162,100	1,015,715
*	AXIA NetMedia Corp.	182,767	280,348
	Calian Technologies, Ltd.	16,306	330,223
*	Celestica, Inc.	854,007	8,210,865
*	COM DEV International, Ltd.	297,251	610,922
	Computer Modelling Group, Ltd.	123,387	1,966,869
	Constellation Software, Inc.	30,598	2,737,853
*	Descartes Systems Group, Inc. (The)	220,723	1,925,199
*	DragonWave, Inc.	159,183	633,572
	Enghouse Systems, Ltd.	50,143	703,797
	Evertz Technologies, Ltd.	133,981	1,946,348
*	EXFO, Inc.	96,077	675,222
*	Hemisphere GPS, Inc.	20,300	16,689
	MacDonald Dettweiler & Associates, Ltd.	113,853	5,184,424
*	March Networks Corp.	8,829	44,081
	Mediagrif Interactive Technologies, Inc.	4,346	75,247
*	Miranda Technologies, Inc.	90,435	1,142,394
*	Points International, Ltd.	49,689	524,563
*	Redknee Solutions, Inc.	122,828	146,539
*	Ruggedcom, Inc.	32,125	1,061,225
*	Sandvine Corp.	539,091	848,537

*	Sierra Wireless, Inc.	127,100	$940,396
*	Smart Technologies, Inc. Class A	13,981	41,910
*	Softchoice Corp.	12,973	175,583
*	Vecima Network, Inc.	30,729	108,443
	Wi-Lan, Inc.	666,819	3,456,268
Total Information Technology			36,164,512

Materials — (21.7%)
	Aberdeen International, Inc.	122,333	65,002
*	Ainsworth Lumber Co., Ltd.	227,838	324,357
*	Alacer Gold Corp.	144,558	1,230,435
	Alamos Gold, Inc.	423,220	7,768,969
*	Alexco Resource Corp.	244,066	1,712,830
*	Almaden Minerals, Ltd.	108,300	280,128
*	Altius Minerals Corp.	112,600	1,293,695
	Amerigo Resources, Ltd.	517,854	415,342
*	Argonaut Gold, Inc.	353,205	3,009,918
*	Atna Resource, Ltd.	465,801	560,390
*	Augusta Resource Corp.	308,545	844,481
*	Aura Minerals, Inc.	530,169	547,470
*	AuRico Gold, Inc.	967,321	8,621,468
*	Aurizon Mines, Ltd.	615,868	3,013,119
*	Avalon Rare Metals, Inc.	352,025	1,055,246
*	Avion Gold Corp.	1,620,486	1,657,121
*	B2Gold Corp.	1,232,550	5,288,800
*	Baja Mining Corp.	886,518	853,233
*	Brigus Gold Corp.	664,229	506,105
*	Canada Lithium Corp.	379,500	235,892
*	Canadian Zinc Corp.	280,925	199,967
	Canam Group, Inc. Class A	194,100	976,873
	Canexus Corp.	322,074	2,547,660
*	Canfor Corp.	386,055	4,567,095
	Canfor Pulp Products, Inc.	176,246	2,657,517
*	Capstone Mining Corp.	1,050,432	2,980,322
*	Cardero Resource Corp.	305,643	355,452
*	Carpathian Gold, Inc.	587,371	250,271
	Cascades, Inc.	489,976	2,063,160
	CCL Industries, Inc. Class B	101,640	3,719,344
*	China Gold International Resources Corp., Ltd.	722,757	3,565,055
*	Claude Resources, Inc.	934,700	1,021,428
*	Cline Mining Corp.	519,100	785,845
*	Colossus Minerals, Inc.	311,816	1,709,994
*	Copper Mountain Mining Corp.	366,515	1,546,973
*	Duluth Metals, Ltd.	388,214	883,499
*	Dundee Precious Metals, Inc.	410,967	3,749,361
*	Dynasty Metals & Mining, Inc.	108,369	232,503
*	Eastern Platinum, Ltd.	3,177,460	1,274,233
*	Eastmain Resources, Inc.	274,250	343,689
*	Eco Oro Minerals Corp.	261,445	707,706
*	Endeavour Mining Corp.	403,333	901,732
*	Endeavour Silver Corp.	298,199	2,825,185
*	Entree Gold, Inc.	286,898	359,539
*	Excellon Resources, Inc.	829,900	465,932
*	Exeter Resource Corp.	74,037	204,122
*	Fibrek, Inc.	97,662	105,745
*	First Majestic Silver Corp.	367,983	6,124,134
*	First Nickel, Inc.	50,300	5,799
*	Formation Metals, Inc.	193,581	95,097
*	Fortress Paper, Ltd. Class A	67,384	1,937,514
*	Fortuna Silver Mines, Inc.	466,668	2,105,375
*	Fortune Minerals, Ltd.	214,672	202,308

*	Golden Star Resources, Ltd.	1,045,709	$2,002,410
*	Goldgroup Mining, Inc.	108,215	100,897
*	Great Basin Gold, Ltd.	1,488,730	1,044,775
*	Great Panther Silver, Ltd.	587,909	1,320,283
*	Guyana Goldfields, Inc.	230,342	789,784
*	Hanfeng Evergreen, Inc.	67,537	188,910
*	Harry Winston Diamond Corp.	268,729	3,955,027
*	High River Gold Mines, Ltd.	597,942	719,365
	HudBay Minerals, Inc.	689,166	7,558,751
*	Imperial Metals Corp.	168,580	2,819,103
*	Inter-Citic Minerals, Inc.	283,484	301,261
*	International Forest Products, Ltd. Class A	196,300	926,937
*	International Minerals Corp.	58,100	336,094
*	International Tower Hill Mines, Ltd.	220,027	944,123
*	Intertape Polymer Group, Inc.	209,323	986,333
*	Jaguar Mining, Inc.	362,916	1,710,066
*	Katanga Mining, Ltd.	1,003,662	1,056,539
*	Keegan Resources, Inc.	271,644	1,029,439
*	Kimber Resources, Inc.	21,200	19,554
*	Kirkland Lake Gold, Inc.	220,380	3,186,004
*	La Mancha Resources, Inc.	344,099	1,097,032
*	Labrador Iron Mines Holdings, Ltd.	123,133	566,625
*	Lake Shore Gold Corp.	1,280,732	1,322,526
*	Laramide Resources, Ltd.	20,368	26,750
*	MAG Silver Corp.	156,360	1,583,273
	Major Drilling Group International, Inc.	319,200	5,296,265
*	MBAC Fertilizer Corp.	48,600	150,558
*	MDN, Inc.	220,480	55,261
*	Mercator Minerals, Ltd.	905,221	1,216,097
	Methanex Corp.	145,225	4,728,967
*	Migao Corp.	164,100	514,946
*	Minco Base Metals Corp.	2,780	—
*	Minco Silver Corp.	125,224	266,154
*	Minefinders Corp.	305,883	4,284,110
*	Minera Andes Acquisition Corp.	329,375	1,452,955
*	Nautilus Minerals, Inc.	89,354	226,644
*	Neo Material Technologies, Inc.	414,300	4,660,330
*	Nevada Copper Corp.	160,491	672,567
*	NGEx Resources, Inc.	287,000	719,334
*	Norbord, Inc.	101,901	1,174,857
*	North American Palladium, Ltd.	510,962	1,357,511
*	Northern Dynasty Minerals, Ltd.	203,498	1,240,431
*	Northland Resources SA	54,983	61,738
*	NovaGold Resources, Inc.	789,655	5,668,384
*	OceanaGold Corp.	1,139,116	3,060,636
*	Oromin Explorations, Ltd.	168,799	147,231
*	Orvana Minerals Corp.	302,452	266,838
*	Peregrine Diamonds, Ltd.	260,272	169,609
*	Petaquilla Minerals, Ltd.	528,482	238,425
*	Phoscan Chemical Corp.	432,579	149,621
*	Pilot Gold, Inc.	86,150	156,330
*	Platinum Group Metals, Ltd.	241,887	351,633
*	PolyMet Mining Corp.	423,377	488,128
*	Primero Mining Corp.	178,999	466,587
*	Queenston Mining, Inc.	220,773	991,592
*	Richmont Mines, Inc.	114,244	889,945
*	Rubicon Minerals Corp.	508,405	1,666,735
*	Sabina Gold & Silver Corp.	383,055	1,071,456
*	San Gold Corp.	898,095	1,305,567
*	Scorpio Mining Corp.	842,899	1,098,570
*	Seabridge Gold, Inc.	121,852	2,434,719

	SEMAFO, Inc.	956,185	$5,099,909
	Sherritt International Corp.	1,571,926	8,573,139
*	Shore Gold, Inc.	837,013	243,354
*	Silver Standard Resources, Inc.	254,393	3,830,751
*	Silvermex Resources, Inc.	103,500	48,769
*	St. Andrew Goldfields, Ltd.	625,353	282,128
	Stella-Jones, Inc.	32,540	1,376,699
*	Stornoway Diamond Corp.	297,297	265,271
*	Sulliden Gold Corp., Ltd.	659,525	872,799
*	Tanzanian Royalty Exploration Corp.	350,339	1,822,908
*	Taseko Mines, Ltd.	793,230	2,799,308
*	Tembec, Inc.	324,356	1,131,645
*	Teranga Gold Corp.	48,519	111,393
*	Thompson Creek Metals Co., Inc.	640,028	4,337,650
*	Timminco, Ltd.	69,822	979
*	Timmins Gold Corp.	226,398	508,428
*	Torex Gold Resources, Inc.	818,006	1,640,194
*	Virginia Mines, Inc.	99,162	969,301
	Wesdome Gold Mines, Ltd.	325,464	482,918
	West Fraser Timber Co., Ltd.	131,316	6,070,460
*	Western Forest Products, Inc.	176,619	173,529
	Winpak, Ltd.	66,195	949,672
*	Yukon-Nevada Gold Corp.	1,781,678	580,526
Total Materials			217,218,752

Telecommunication Services — (0.3%)
	Manitoba Telecom Services, Inc.	89,417	3,132,217
*	Wireless Matrix Corp.	111,939	83,047
Total Telecommunication Services			3,215,264

Utilities — (2.6%)
	Algonquin Power & Utilities Corp.	481,786	2,801,503
*	Alterra Power Corp.	1,011,070	618,329
	Atlantic Power Corp.	20,780	287,289
*	Boralex, Inc. Class A	97,733	798,560
	Capital Power Corp.	192,581	4,535,293
	Capstone Infrastructure Corp.	232,483	967,271
	Innergex Renewable Energy, Inc.	272,530	2,866,148
	Just Energy Group, Inc.	537,678	7,438,926
*	Maxim Power Corp.	92,234	205,283
	Northland Power, Inc.	271,785	4,697,552
*	Ram Power Corp.	563,037	206,034
	Valener, Inc.	62,521	963,404
Total Utilities			26,385,592
TOTAL COMMON STOCKS			755,287,691
RIGHTS/WARRANTS — (0.0%)
*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,929

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (24.5%)
§@ DFA Short Term Investment Fund	244,000,000	$244,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 04/02/12 (Collateralized by FNMA rates ranging from 3.019%(r) to 3.493%(r), maturities ranging from 12/01/39 to 08/01/41, valued at $920,289) to be repurchased at $902,255	$902	902,244

TOTAL SECURITIES LENDING COLLATERAL		244,902,244

TOTAL INVESTMENTS — (100.0%)
(Cost $1,025,225,532)^^		$1,000,200,864

Summary of inputs used to value the Series’ investments as of March 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$87,859,423	—	—	$87,859,423
Consumer Staples	24,713,745	—	—	24,713,745
Energy	190,564,991	—	—	190,564,991
Financials	66,144,435	—	—	66,144,435
Health Care	16,993,523	—	—	16,993,523
Industrials	86,027,454	—	—	86,027,454
Information Technology	36,164,512	—	—	36,164,512
Materials	217,217,773	$979	—	217,218,752
Telecommunication Services	3,215,264	—	—	3,215,264
Utilities	26,385,592	—	—	26,385,592
Rights/Warrants	—	10,929	—	10,929
Securities Lending Collateral	—	244,902,244	—	244,902,244
TOTAL	$755,286,712	$244,914,152	—	$1,000,200,864

See accompanying Notes to Schedules of Investments.

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. (the “Advisor”) At March 31, 2012, the Trust consisted of eleven operational investment portfolios, of which five are included in this document.

Security Valuation

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the quarter ended March 31, 2012.

Financial Instruments

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Other

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Federal Tax Cost

     At March 31, 2012, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,051,088,980
The Asia Pacific Small Company Series	1,120,666,442
The United Kingdom Small Company Series	1,146,278,571
The Continental Small Company Series	2,500,182,020
The Canadian Small Company Series	1,025,226,228

Recent Issued Accounting Standards

     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.